Seasons Series Trust SA Allocation Balanced Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Fixed Income Investment Companies — 59.0%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	789,862	$ 6,848,104
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,201,185	32,267,947
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	258,724	2,747,648
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,292,918	14,959,060
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,644,892	15,610,027
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	681,471	6,746,562
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	4,190,686	34,070,276
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,450,862	7,471,938
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,527,560	20,148,520
Total Domestic Fixed Income Investment Companies (cost $155,366,920)		140,870,082
Domestic Equity Investment Companies — 32.5%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	146,019	2,783,120
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	383,402	4,462,803
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	374,178	4,815,666
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	68,038	835,503
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	90,745	1,447,388
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	107,573	1,146,724
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	120,411	2,360,063
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	99,537	5,438,722
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	98,727	1,262,717
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	139,945	1,686,342
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	265,047	4,773,500
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	71,683	1,128,297
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	90,517	1,618,441
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	192,870	1,197,721
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1†	105,446	1,763,059
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	188,697	6,004,341
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	153,603	3,193,414
Security Description	Shares or Principal Amount	Value

Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	145,540	$ 2,469,816
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	262,795	5,813,014
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	176,512	5,925,515
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	332,782	6,099,897
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	322,321	4,470,586
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	148,127	3,089,929
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	96,912	1,342,226
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	85,448	1,039,050
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1†	44,838	1,434,370
Total Domestic Equity Investment Companies (cost $82,247,792)		77,602,224
International Equity Investment Companies — 8.6%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	671,003	5,784,047
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	40,227	552,724
SunAmerica Series Trust SA Fidelity Institutional AM International Growth Portfolio, Class 1	172,982	2,971,831
SunAmerica Series Trust SA International Index Portfolio, Class 1	137,776	1,759,394
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	113,284	833,768
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	335,660	3,202,199
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	131,574	1,786,775
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	322,630	3,710,241
Total International Equity Investment Companies (cost $20,654,185)		20,600,979
TOTAL INVESTMENTS (cost $258,268,897)	100.1%	239,073,285
Other assets less liabilities	(0.1)	(135,188)
NET ASSETS	100.0%	$238,938,097
#	The Seasons Series Trust SA Allocation Balanced Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 3.

Seasons Series Trust SA Allocation Balanced Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$239,073,285	$—	$—	$239,073,285
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

Seasons Series Trust SA Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 59.2%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	533,432	$ 10,167,222
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,213,285	14,122,634
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,551,973	19,973,898
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	215,205	2,642,717
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	422,419	6,737,587
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	408,043	4,349,740
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	306,647	6,010,279
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	347,710	18,998,853
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	283,914	3,631,254
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	414,585	4,995,755
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	823,010	14,822,411
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	223,254	3,514,014
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	237,813	4,252,094
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	622,129	3,863,423
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1†	366,951	6,135,416
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	522,015	16,610,509
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	618,848	12,865,852
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	496,906	8,432,491
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	803,008	17,762,532
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	746,626	25,064,253
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	938,189	17,196,999
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	1,152,287	15,982,226
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	258,823	5,399,045
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	303,096	4,197,877
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	260,312	3,165,395
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1†	163,174	5,219,940
Total Domestic Equity Investment Companies (cost $272,476,145)		256,114,416
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies — 21.1%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,910,558	$ 25,089,007
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	289,232	3,974,053
SunAmerica Series Trust SA Fidelity Institutional AM International Growth Portfolio, Class 1	776,574	13,341,548
SunAmerica Series Trust SA International Index Portfolio, Class 1	585,091	7,471,614
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	679,462	5,000,838
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,520,447	14,505,066
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	577,392	7,840,977
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	1,242,899	14,293,337
Total International Equity Investment Companies (cost $91,190,177)		91,516,440
Domestic Fixed Income Investment Companies — 19.7%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	465,335	4,034,457
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,862,011	18,769,069
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	205,259	2,179,847
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	796,286	9,213,029
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,089,471	10,339,084
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	371,526	3,678,103
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	2,558,870	20,803,616
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	793,812	4,088,133
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	919,097	12,122,887
Total Domestic Fixed Income Investment Companies (cost $92,038,873)		85,228,225
TOTAL INVESTMENTS (cost $455,705,195)	100.0%	432,859,081
Other assets less liabilities	(0.0)	(204,263)
NET ASSETS	100.0%	$432,654,818
#	The Seasons Series Trust SA Allocation Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 3.

Seasons Series Trust SA Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$432,859,081	$—	$—	$432,859,081
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

Seasons Series Trust SA Allocation Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 49.4%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	500,125	$ 9,532,391
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,211,393	14,100,611
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,373,463	17,676,467
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	213,388	2,620,404
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	315,254	5,028,301
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	274,508	2,926,256
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	339,002	6,644,436
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	309,013	16,884,466
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	271,691	3,474,931
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	408,949	4,927,837
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	771,452	13,893,848
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	201,725	3,175,148
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	262,799	4,698,857
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	531,222	3,298,892
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1†	372,688	6,231,343
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	480,421	15,286,999
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	585,553	12,173,650
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	442,482	7,508,916
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	720,424	15,935,788
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	639,669	21,473,700
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	916,280	16,795,413
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	1,051,807	14,588,559
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	273,369	5,702,477
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	266,457	3,690,426
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	227,300	2,763,965
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1†	149,953	4,796,984
Total Domestic Equity Investment Companies (cost $243,968,057)		235,831,065
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies — 34.1%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	921,307	$ 7,987,735
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,698,283	37,278,689
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	336,483	3,573,446
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,526,532	17,661,979
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,959,637	18,596,956
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	751,776	7,442,577
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	4,777,982	38,844,997
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,584,737	8,161,397
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,755,424	23,154,041
Total Domestic Fixed Income Investment Companies (cost $179,762,418)		162,701,817
International Equity Investment Companies — 16.5%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,470,955	21,299,632
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	216,539	2,975,245
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	707,006	12,146,357
SunAmerica Series Trust SA International Index Portfolio, Class 1	489,223	6,247,380
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	564,178	4,152,351
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,271,685	12,131,876
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	482,090	6,546,775
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	1,148,029	13,202,337
Total International Equity Investment Companies (cost $76,697,940)		78,701,953
TOTAL INVESTMENTS (cost $500,428,415)	100.0%	477,234,835
Other assets less liabilities	(0.0)	(223,442)
NET ASSETS	100.0%	$477,011,393
#	The Seasons Series Trust SA Allocation Moderate Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 3.

Seasons Series Trust SA Allocation Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$477,234,835	$—	$—	$477,234,835
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

Seasons Series Trust SA Allocation Moderate Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Fixed Income Investment Companies — 43.9%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	649,957	$ 5,635,128
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	2,837,855	28,605,584
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	221,668	2,354,113
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,135,621	13,139,136
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,489,329	14,133,731
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	535,140	5,297,888
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	3,513,005	28,560,732
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,329,492	6,846,885
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,323,466	17,456,510
Total Domestic Fixed Income Investment Companies (cost $134,692,400)		122,029,707
Domestic Equity Investment Companies — 43.7%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	200,101	3,813,933
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	656,403	7,640,535
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	720,250	9,269,613
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	96,787	1,188,540
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	135,668	2,163,899
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	171,957	1,833,057
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	176,026	3,450,108
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	162,409	8,874,042
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	135,061	1,727,435
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	199,633	2,405,582
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	392,619	7,071,069
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	119,377	1,878,989
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	118,946	2,126,763
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	285,447	1,772,629
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1†	190,485	3,184,912
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	278,328	8,856,381
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	272,032	5,655,553
Security Description	Shares or Principal Amount	Value

Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	229,249	$ 3,890,360
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	367,934	8,138,692
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	302,190	10,144,514
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	488,851	8,960,640
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	535,386	7,425,799
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	174,057	3,630,822
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	164,417	2,277,173
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	121,953	1,482,949
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1†	76,438	2,445,248
Total Domestic Equity Investment Companies (cost $126,828,630)		121,309,237
International Equity Investment Companies — 12.5%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,162,862	10,023,870
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	72,580	997,244
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	302,111	5,190,270
SunAmerica Series Trust SA International Index Portfolio, Class 1	220,076	2,810,373
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	220,271	1,621,190
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	572,629	5,462,883
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	211,069	2,866,318
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	508,611	5,849,031
Total International Equity Investment Companies (cost $34,405,833)		34,821,179
TOTAL INVESTMENTS (cost $295,926,863)	100.1%	278,160,123
Other assets less liabilities	(0.1)	(149,987)
NET ASSETS	100.0%	$278,010,136
#	The Seasons Series Trust SA Allocation Moderate Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 3.

Seasons Series Trust SA Allocation Moderate Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$278,160,123	$—	$—	$278,160,123
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 5.9%
Auto Manufacturers — 0.9%
Honda Motor Co., Ltd.
2.27%, 03/10/2025	$ 2,130,000	$ 2,064,261
Toyota Motor Credit Corp.
2.50%, 03/22/2024	3,213,000	3,191,993
		5,256,254
Banks — 2.3%
Bank of America Corp.
2.88%, 10/22/2030	755,000	669,697
3.46%, 03/15/2025	3,435,000	3,418,614
5.82%, 09/15/2029	325,000	335,489
Bank of Montreal
5.27%, 12/11/2026	356,000	360,894
Citigroup, Inc.
3.52%, 10/27/2028	150,000	141,865
3.67%, 07/24/2028	180,000	171,545
3.98%, 03/20/2030	230,000	218,253
Goldman Sachs Group, Inc.
1.76%, 01/24/2025	640,000	637,771
JPMorgan Chase & Co.
2.52%, 04/22/2031	572,000	494,630
4.01%, 04/23/2029	420,000	404,100
5.30%, 07/24/2029	1,160,000	1,177,065
5.55%, 12/15/2025	1,385,000	1,385,882
6.09%, 10/23/2029	437,000	459,467
JPMorgan Chase Bank NA
5.11%, 12/08/2026	746,000	752,694
Toronto-Dominion Bank
5.26%, 12/11/2026	298,000	303,857
Wells Fargo & Co.
4.90%, 07/25/2033	465,000	452,991
5.39%, 04/24/2034	310,000	311,347
5.57%, 07/25/2029	416,000	424,764
Wells Fargo Bank NA
5.25%, 12/11/2026	1,435,000	1,452,540
		13,573,465
Diversified Financial Services — 0.2%
BOC Aviation USA Corp.
1.63%, 04/29/2024*	963,000	950,777
Electric — 0.1%
Sempra
3.30%, 04/01/2025	726,000	708,298
Healthcare-Products — 0.8%
Stryker Corp.
4.85%, 12/08/2028	1,096,000	1,108,562
Thermo Fisher Scientific, Inc.
1.22%, 10/18/2024	4,000,000	3,872,600
		4,981,162
Healthcare-Services — 0.3%
Roche Holdings, Inc.
2.31%, 03/10/2027*	1,820,000	1,712,389
Machinery-Construction & Mining — 0.5%
Caterpillar Financial Services Corp.
3.65%, 08/12/2025	2,870,000	2,823,268
Oil & Gas — 0.6%
Exxon Mobil Corp.
2.71%, 03/06/2025	3,670,000	3,583,746
Security Description	Shares or Principal Amount	Value

Pharmaceuticals — 0.2%
AbbVie, Inc.
2.95%, 11/21/2026	$ 1,180,000	$ 1,131,499
Total Corporate Bonds & Notes (cost $34,997,410)		34,720,858
ASSET BACKED SECURITIES — 6.0%
Other Asset Backed Securities — 6.0%
Aligned Data Centers Issuer LLC
Series 2021-1A, Class B 2.48%, 08/15/2046*	2,500,000	2,185,390
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL4, Class A 6.83%, (TSFR1M+1.46%), 11/15/2036*	1,082,000	1,074,623
Barings CLO, Ltd. FRS
Series 2018-3A, Class B1 7.13%, (TSFR3M+1.71%), 07/20/2029*	3,000,000	2,999,907
Series 2017-1A, Class C 8.06%, (TSFR3M+2.66%), 07/18/2029*	1,500,000	1,496,617
Bean Creek CLO, Ltd. FRS
Series 2015-1A, Class AR 6.70%, (TSFR3M+1.28%), 04/20/2031*	2,233,422	2,231,019
CLI Funding VI LLC
Series 2020-3A, Class A 2.07%, 10/18/2045*	2,399,360	2,152,003
Cologix Data Centers US Issuer LLC
Series 2021-1A, Class A2 3.30%, 12/26/2051*	2,175,000	1,957,372
FS Rialto FRS
Series 2019-FL1, Class B 7.37%, (TSFR1M+2.01%), 12/16/2036*	2,000,000	1,992,732
Greenwood Park CLO, Ltd. FRS
Series 2018-1A, Class A1 6.69%, (TSFR3M+1.29%), 04/15/2031*	1,971,115	1,971,065
KKR Static CLO I, Ltd. FRS
Series 2022-1A, Class BR 7.37%, (TSFR3M+2.00%), 07/20/2031*	1,925,000	1,925,000
Series 2022-1A, Class B 8.02%, (TSFR3M+2.60%), 07/20/2031*	2,000,000	2,000,994
Palmer Square CLO, Ltd. FRS
Series 2014-1A, Class A1R2 6.79%, (TSFR3M+1.39%), 01/17/2031*	1,946,769	1,946,820
Series 2018-2A, Class A2 7.31%, (TSFR3M+1.91%), 07/16/2031*	2,000,000	2,000,004
Rockford Tower CLO, Ltd. FRS
Series 2017-2A, Class BR 7.16%, (TSFR3M+1.76%), 10/15/2029*	3,053,000	3,049,022
Sierra Timeshare Receivables Funding LLC
Series 2022-1A, Class C 3.94%, 10/20/2038*	528,296	505,328
Stonepeak
Series 2021-1A, Class AA 2.30%, 02/28/2033*	1,113,019	1,022,679
Tricon Residential Trust
Series 2022-SFR1, Class D 4.75%, 04/17/2039*	3,000,000	2,830,872
Wellfleet CLO, Ltd.
Series 2022-1A, Class B2 4.78%, 04/15/2034*	1,750,000	1,647,597
Total Asset Backed Securities (cost $35,610,065)		34,989,044

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.9%
Commercial and Residential — 4.2%
Angel Oak Mtg. Trust I LLC VRS
Series 2019-1, Class M1 4.50%, 11/25/2048*(1)	$ 1,182,748	$ 1,171,476
BANK VRS
Series 2020-BN29, Class XA 1.33%, 11/15/2053(1)(2)	7,039,397	471,192
Bellemeade Re, Ltd. FRS
Series 2019-3A, Class M1C 7.42%, (TSFR1M+2.06%), 07/25/2029*	1,411,747	1,414,780
BX Commercial Mtg. Trust VRS
Series 2020-VIV2, Class C 3.54%, 03/09/2044*(1)	1,504,846	1,285,397
CHNGE Mtg. Trust VRS
Series 2023-1, Class A1 7.07%, 03/25/2058*(1)	1,076,405	1,078,672
Commercial Mtg. Trust
Series 2015-CR23, Class ASB 3.26%, 05/10/2048	966,168	952,213
Credit Suisse Mtg. Capital Certificates FRS
Series 2019-ICE4, Class D 7.01%, (TSFR1M+1.65%), 05/15/2036*	2,992,555	2,982,857
DBJPM Mtg. Trust
Series 2016-C1, Class AM 3.54%, 05/10/2049	2,961,000	2,754,576
Deephaven Residential Mtg. Trust
Series 2020-2, Class A3 2.86%, 05/25/2065*	2,065,033	2,020,275
Extended Stay America Trust FRS
Series 2021-ESH, Class E 8.33%, (TSFR1M+2.96%), 07/15/2038*	2,304,663	2,261,246
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2018-AON, Class A 4.13%, 07/05/2031*	2,899,000	2,594,202
MFA Trust VRS
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(1)	237,370	215,487
OBX Trust
Series 2023-NQM9, Class A2 7.51%, 10/25/2063*(3)	1,265,878	1,294,386
Starwood Mtg. Residential Trust VRS
Series 2020-3, Class A1 1.49%, 04/25/2065*(1)	684,941	636,235
Verus Securitization Trust VRS
Series 2019-INV2, Class M1 3.50%, 07/25/2059*(1)	3,253,000	3,027,387
		24,160,381
U.S. Government Agency — 0.7%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2018-HRP2, Class M3AS 6.45%, (SOFR30A+1.11%), 02/25/2047*	795,178	795,697
Series 2022-DNA3, Class M1A 7.34%, (SOFR30A+2.00%), 04/25/2042*	1,108,467	1,118,541
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2017-C07, Class 1EB2 6.45%, (SOFR30A+1.11%), 05/25/2030	380,058	380,003
Series 2017-C01, Class 1EB1 6.70%, (SOFR30A+1.36%), 07/25/2029	111,395	111,409
Security Description		Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2017-C02, Class 2ED3 6.80%, (SOFR30A+1.46%), 09/25/2029		$ 602,207	$ 602,847
Series 2022-R03, Class 1M1 7.44%, (SOFR30A+2.10%), 03/25/2042*		620,244	627,497
Series 2022-R06, Class 1M1 8.09%, (SOFR30A+2.75%), 05/25/2042*		589,859	606,414
			4,242,408
Total Collateralized Mortgage Obligations (cost $29,304,157)			28,402,789
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 71.2%
U.S. Government — 53.2%
United States Treasury Bonds TIPS
0.13%, 02/15/2051 to 02/15/2052(4)		7,870,953	4,820,618
0.25%, 02/15/2050(4)		6,939,895	4,519,274
0.63%, 02/15/2043(4)		13,382,300	10,446,508
0.75%, 02/15/2042 to 02/15/2045(4)		32,450,646	25,813,838
0.88%, 02/15/2047(4)		14,058,617	11,069,924
1.00%, 02/15/2046 to 02/15/2049(4)		22,994,037	18,672,169
1.38%, 07/15/2033(4)		4,558,770	4,419,353
1.75%, 01/15/2028(4)		734,320	729,736
2.13%, 02/15/2041(4)		12,223,239	12,546,583
2.50%, 01/15/2029(4)		3,367,668	3,480,965
United States Treasury Notes TIPS
0.13%, 10/15/2026(4)(5)(6)		41,097,175	39,023,627
0.13%, 04/15/2027 to 01/15/2032(4)		69,675,157	63,669,787
0.25%, 07/15/2029(4)		14,313,558	13,226,787
0.38%, 01/15/2027(4)		2,547,400	2,420,642
0.50%, 04/15/2024 to 01/15/2028(4)		14,724,338	14,195,785
0.63%, 07/15/2032(4)		5,453,593	4,981,431
0.75%, 07/15/2028(4)		13,127,461	12,561,989
0.88%, 01/15/2029(4)		39,119,942	37,434,249
1.13%, 01/15/2033(4)		23,963,280	22,666,816
1.25%, 04/15/2028(4)		3,385,008	3,296,592
			309,996,673
U.S. Government Agency — 18.0%
Federal Home Loan Bank
4.63%, 06/06/2025		8,200,000	8,245,756
Federal Home Loan Mtg. Corp.
2.50%, 10/01/2051		2,954,023	2,531,149
3.50%, 08/01/2052		2,924,802	2,683,433
4.50%, 10/01/2052		2,711,324	2,629,055
6.25%, 07/15/2032		18,600,000	21,564,249
Federal National Mtg. Assoc.
2.50%, 01/01/2052		11,619,414	9,943,415
4.00%, 09/01/2052		14,423,291	13,650,263
5.50%, 01/01/2053		5,805,487	5,830,719
6.00%, 01/01/2053		5,829,293	5,923,217
6.63%, 11/15/2030		23,350,000	26,875,578
Government National Mtg. Assoc.
5.50%, 12/20/2052		2,610,023	2,630,667
Tennessee Valley Authority
3.88%, 03/15/2028		2,525,000	2,513,739
			105,021,240
Total U.S. Government & Agency Obligations (cost $471,856,010)			415,017,913
FOREIGN GOVERNMENT OBLIGATIONS — 4.2%
Sovereign — 4.2%
Government of Canada
3.00%, 04/01/2026	CAD	8,250,000	6,136,897

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
3.50%, 03/01/2028	CAD	11,500,000	$ 8,768,745
3.75%, 05/01/2025	CAD	12,500,000	9,377,759
Total Foreign Government Obligations (cost $23,724,255)			24,283,401
MUNICIPAL SECURITIES — 0.2%
University of California Revenue Bonds
1.32%, 05/15/2027 (cost $1,432,467)		$ 1,570,000	1,421,665
Total Long-Term Investment Securities (cost $596,924,364)			538,835,670
SHORT-TERM INVESTMENTS — 5.2%
Unaffiliated Investment Companies — 5.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.32%(7) (cost $30,128,427)		30,128,427	30,128,428
TOTAL INVESTMENTS (cost $627,052,791)		97.6%	568,964,098
Other assets less liabilities		2.4	14,257,565
NET ASSETS		100.0%	$583,221,663
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA American Century Inflation Protection Portfolio has no right to demand registration of these securities. At December 31, 2023, the aggregate value of these securities was $60,782,759 representing 10.4% of net assets.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Interest Only
(3)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of December 31, 2023.
(4)	Principal amount of security is adjusted for inflation.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	The rate shown is the 7-day yield as of December 31, 2023.
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
CAD—Canadian Dollar
The rates shown on FRS and/or VRS are the current interest rates at December 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Inflation Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	10,000,000	USD	Fixed 3.445%	12-Month USA CPI	Maturity	Maturity	Apr 2027	$ 368	$ (153,486)	$ (153,118)
Centrally Cleared	50,000,000	USD	Fixed 3.537	12-Month USA CPI	Maturity	Maturity	Mar 2027	516	(783,645)	(783,129)
Centrally Cleared	50,000,000	USD	Fixed 3.540	12-Month USA CPI	Maturity	Maturity	Mar 2027	516	(790,027)	(789,511)
Centrally Cleared	25,000,000	USD	Fixed 3.710	12-Month USA CPI	Maturity	Maturity	Mar 2027	422	(659,232)	(658,810)
Centrally Cleared	10,000,000	USD	Fixed 3.060	12-Month USA CPI	Maturity	Maturity	Mar 2032	500	(187,981)	(187,481)
Centrally Cleared	20,000,000	USD	Fixed 3.040	12-Month USA CPI	Maturity	Maturity	Mar 2032	588	(324,120)	(323,532)
Centrally Cleared	25,000,000	USD	Fixed 3.990	12-Month USA CPI	Maturity	Maturity	Jun 2024	145	(160,176)	(160,031)
Centrally Cleared	10,000,000	USD	Fixed 2.310	12-Month USA CPI	Maturity	Maturity	Jan 2026	192	39,660	39,852
Centrally Cleared	12,500,000	USD	Fixed 2.415	12-Month USA CPI	Maturity	Maturity	Feb 2028	471	19,900	20,371
Centrally Cleared	10,000,000	USD	Fixed 2.438	12-Month USA CPI	Maturity	Maturity	Feb 2030	505	27,987	28,492
Centrally Cleared	3,800,000	USD	Fixed 2.619	12-Month USA CPI	Maturity	Maturity	Mar 2033	496	(37,876)	(37,380)
Centrally Cleared	3,000,000	USD	Fixed 2.495	12-Month USA CPI	Maturity	Maturity	May 2033	497	(11,159)	(10,662)
Centrally Cleared	8,000,000	USD	Fixed 2.663	12-Month USA CPI	Maturity	Maturity	Aug 2030	531	(117,925)	(117,394)
Centrally Cleared	5,800,000	USD	Fixed 2.650	12-Month USA CPI	Maturity	Maturity	Aug 2033	539	(102,294)	(101,755)
								$6,286	$(3,240,374)	$(3,234,088)
CPI—Consumer Price Index
USD—United States Dollar

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
123	Long	U.S. Treasury 10 Year Notes	March 2024	$13,497,589	$13,885,547	$ 387,958
294	Long	U.S. Treasury 2 Year Notes	March 2024	59,967,386	60,538,734	571,348
248	Long	U.S. Treasury 5 Year Notes	March 2024	26,404,734	26,975,813	571,079
157	Long	U.S. Treasury Ultra 10 Year Notes	March 2024	17,758,478	18,528,453	769,975
						$2,300,360
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Goldman Sachs & Co. LLC	CAD	31,541,947	USD	23,255,020	03/15/2024	$—	$(572,836)
CAD—Canadian Dollar
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$34,720,858	$—	$34,720,858
Asset Backed Securities	—	34,989,044	—	34,989,044
Collateralized Mortgage Obligations	—	28,402,789	—	28,402,789
U.S. Government & Agency Obligations	—	415,017,913	—	415,017,913
Foreign Government Obligations	—	24,283,401	—	24,283,401
Municipal Securities	—	1,421,665	—	1,421,665
Short-Term Investments	30,128,428	—	—	30,128,428
Total Investments at Value	$30,128,428	$538,835,670	$—	$568,964,098
Other Financial Instruments:†
Swaps	$—	$87,547	$—	$87,547
Futures Contracts	2,300,360	—	—	2,300,360
Total Other Financial Instruments	$2,300,360	$87,547	$—	$2,387,907
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$3,327,921	$—	$3,327,921
Forward Foreign Currency Contracts	—	572,836	—	572,836
Total Other Financial Instruments	$—	$3,900,757	$—	$3,900,757
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Columbia Focused Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.7%
Aerospace/Defense — 2.2%
RTX Corp.	80,172	$ 6,745,672
Agriculture — 2.8%
Philip Morris International, Inc.	93,806	8,825,269
Airlines — 2.2%
Southwest Airlines Co.	237,560	6,860,733
Banks — 15.0%
Bank of America Corp.	319,233	10,748,575
Citigroup, Inc.	148,687	7,648,459
JPMorgan Chase & Co.	62,385	10,611,689
Morgan Stanley	64,225	5,988,981
Wells Fargo & Co.	232,872	11,461,960
		46,459,664
Chemicals — 2.2%
FMC Corp.	107,123	6,754,105
Electric — 11.5%
AES Corp.	551,043	10,607,578
FirstEnergy Corp.	318,735	11,684,825
PG&E Corp.	736,584	13,280,609
		35,573,012
Healthcare-Products — 2.3%
Baxter International, Inc.	185,729	7,180,283
Healthcare-Services — 4.7%
Centene Corp.†	106,987	7,939,505
Humana, Inc.	14,793	6,772,384
		14,711,889
Insurance — 2.9%
MetLife, Inc.	136,010	8,994,341
Internet — 2.9%
Alphabet, Inc., Class A†	64,350	8,989,052
Machinery-Construction & Mining — 1.6%
Caterpillar, Inc.	16,378	4,842,483
Mining — 6.7%
Barrick Gold Corp.	527,151	9,536,162
Freeport-McMoRan, Inc.	264,823	11,273,515
		20,809,677
Oil & Gas — 5.2%
Chevron Corp.	42,627	6,358,243
Marathon Petroleum Corp.	65,977	9,788,348
		16,146,591
Oil & Gas Services — 2.8%
TechnipFMC PLC	427,037	8,600,525
Pharmaceuticals — 5.8%
Bristol-Myers Squibb Co.	147,630	7,574,895
Cigna Group	35,058	10,498,118
		18,073,013
Security Description	Shares or Principal Amount	Value

Pipelines — 2.8%
Williams Cos., Inc.	251,432	$ 8,757,377
REITS — 1.2%
American Tower Corp.	17,256	3,725,225
Retail — 3.4%
Lowe's Cos., Inc.	44,883	9,988,711
Qurate Retail, Inc., Series A†	471,600	412,886
		10,401,597
Semiconductors — 5.5%
Applied Materials, Inc.	37,876	6,138,563
QUALCOMM, Inc.	75,997	10,991,446
		17,130,009
Software — 2.3%
Teradata Corp.†	164,796	7,170,274
Telecommunications — 10.1%
Cisco Systems, Inc.	167,253	8,449,622
Corning, Inc.	322,734	9,827,250
Verizon Communications, Inc.	345,016	13,007,103
		31,283,975
Transportation — 1.6%
CSX Corp.	145,380	5,040,325
Total Common Stocks (cost $237,479,583)		303,075,091
PREFERRED STOCKS — 0.2%
Retail — 0.2%
Qurate Retail, Inc. 8.00% (cost $2,272,770)	14,206	510,848
Total Long-Term Investment Securities (cost $239,752,353)		303,585,939
REPURCHASE AGREEMENTS — 2.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 12/29/2023, to be repurchased 01/02/2024 in the amount of $6,329,699 and collateralized by $9,628,700 of United States Treasury Notes, bearing interest at 1.38% due 11/15/2040 and having an approximate value of $6,455,197 (cost $6,328,574)	$6,328,574	6,328,574
TOTAL INVESTMENTS (cost $246,080,927)	99.9%	309,914,513
Other assets less liabilities	0.1	313,342
NET ASSETS	100.0%	$310,227,855
†	Non-income producing security

Seasons Series Trust SA Columbia Focused Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$303,075,091	$—	$—	$303,075,091
Preferred Stocks	510,848	—	—	510,848
Repurchase Agreements	—	6,328,574	—	6,328,574
Total Investments at Value	$303,585,939	$6,328,574	$—	$309,914,513
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 32.3%
Advertising — 0.1%
Lamar Media Corp.
3.63%, 01/15/2031	$ 585,000	$ 519,772
Aerospace/Defense — 0.3%
Boeing Co.
3.38%, 06/15/2046	50,000	36,734
5.04%, 05/01/2027	695,000	701,066
5.15%, 05/01/2030	518,000	527,330
5.93%, 05/01/2060	99,000	102,513
L3Harris Technologies, Inc.
5.40%, 07/31/2033	86,000	89,418
Lockheed Martin Corp.
4.45%, 05/15/2028	61,000	61,323
Northrop Grumman Corp.
4.95%, 03/15/2053	38,000	37,637
5.15%, 05/01/2040	500,000	506,576
Raytheon Technologies Corp.
5.38%, 02/27/2053	73,000	74,140
RTX Corp.
6.40%, 03/15/2054	42,000	48,623
		2,185,360
Agriculture — 0.4%
Philip Morris International, Inc.
4.88%, 02/15/2028	460,000	464,914
5.13%, 02/15/2030	190,000	193,101
5.38%, 02/15/2033	1,405,000	1,441,115
5.63%, 11/17/2029 to 09/07/2033	820,000	857,725
		2,956,855
Airlines — 0.0%
American Airlines, Inc.
7.25%, 02/15/2028*	32,000	32,366
8.50%, 05/15/2029*	25,000	26,400
British Airways Pass Through Trust
2.90%, 09/15/2036*	91,561	78,248
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd.
5.75%, 01/20/2026*	37,697	35,516
United Airlines, Inc.
4.63%, 04/15/2029*	54,000	50,502
		223,032
Apparel — 0.1%
Tapestry, Inc.
7.05%, 11/27/2025	250,000	255,501
William Carter Co.
5.63%, 03/15/2027*	151,000	149,112
		404,613
Auto Manufacturers — 0.1%
Ford Motor Co.
3.25%, 02/12/2032	130,000	108,122
4.75%, 01/15/2043	147,000	121,345
General Motors Financial Co., Inc.
2.70%, 06/10/2031	60,000	50,307
2.75%, 06/20/2025	47,000	45,190
5.80%, 01/07/2029	153,000	156,574
5.85%, 04/06/2030	72,000	74,250
Hyundai Capital America
5.80%, 06/26/2025*	41,000	41,218
6.50%, 01/16/2029*	40,000	42,228
Security Description		Shares or Principal Amount	Value

Auto Manufacturers (continued)
Mercedes-Benz Finance North America LLC
5.10%, 08/03/2028*		$ 150,000	$ 152,897
			792,131
Banks — 8.2%
Banca Comerciala Romana SA
7.63%, 05/19/2027	EUR	200,000	232,507
Banca Transilvania SA
8.88%, 04/27/2027	EUR	300,000	348,181
Banco Santander SA
5.59%, 08/08/2028		200,000	203,926
Bank of America Corp.
0.98%, 09/25/2025		145,000	139,944
1.90%, 07/23/2031		930,000	760,799
1.92%, 10/24/2031		755,000	612,947
2.30%, 07/21/2032		1,800,000	1,469,767
2.46%, 10/22/2025		285,000	277,520
2.57%, 10/20/2032		900,000	746,165
2.59%, 04/29/2031		260,000	224,065
2.69%, 04/22/2032		1,120,000	945,762
3.31%, 04/22/2042		59,000	46,199
3.85%, 03/08/2037		160,000	140,481
3.97%, 02/07/2030		106,000	100,329
4.08%, 04/23/2040		129,000	112,730
4.18%, 11/25/2027		55,000	53,451
4.38%, 04/27/2028		510,000	498,423
4.57%, 04/27/2033		65,000	61,957
4.95%, 07/22/2028		350,000	349,953
5.20%, 04/25/2029		870,000	875,382
5.93%, 09/15/2027		1,340,000	1,367,237
6.11%, 01/29/2037		119,000	126,876
Bank of New York Mellon Corp.
6.32%, 10/25/2029		945,000	1,003,769
Bank of Nova Scotia
4.59%, 05/04/2037		130,000	116,281
5.65%, 02/01/2034		115,000	119,224
BankUnited, Inc.
4.88%, 11/17/2025		111,000	108,247
5.13%, 06/11/2030		263,000	239,899
Barclays PLC
3.56%, 09/23/2035		208,000	178,322
9.63%, 12/15/2029(1)		835,000	867,356
BNP Paribas SA
1.68%, 06/30/2027*		200,000	183,156
2.16%, 09/15/2029*		235,000	204,393
5.13%, 01/13/2029*		545,000	548,820
5.89%, 12/05/2034*		435,000	454,428
BPCE SA
6.71%, 10/19/2029*		1,220,000	1,284,543
7.00%, 10/19/2034*		605,000	657,518
Citigroup, Inc.
1.28%, 11/03/2025		430,000	413,717
2.57%, 06/03/2031		30,000	25,627
2.90%, 11/03/2042		26,000	18,698
3.67%, 07/24/2028		32,000	30,497
4.45%, 09/29/2027		157,000	153,390
5.61%, 09/29/2026		90,000	90,656
5.88%, 02/22/2033		86,000	89,411
6.00%, 10/31/2033		293,000	309,095
6.17%, 05/25/2034		33,000	34,148
Citizens Financial Group, Inc.
2.64%, 09/30/2032		275,000	212,319

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Cooperatieve Rabobank UA
1.00%, 09/24/2026*	$ 286,000	$ 265,521
Credit Agricole SA
6.32%, 10/03/2029*	340,000	356,103
Danske Bank A/S
0.98%, 09/10/2025*	200,000	193,416
1.62%, 09/11/2026*	340,000	317,377
Deutsche Bank AG
2.13%, 11/24/2026	170,000	159,344
2.31%, 11/16/2027	865,000	790,948
3.74%, 01/07/2033	200,000	164,183
7.08%, 02/10/2034	200,000	205,669
Fifth Third Bancorp
6.34%, 07/27/2029	17,000	17,700
First Horizon Bank
5.75%, 05/01/2030	250,000	235,706
Goldman Sachs Group, Inc.
1.54%, 09/10/2027	120,000	108,842
1.99%, 01/27/2032	210,000	169,678
2.38%, 07/21/2032	1,302,000	1,069,757
2.62%, 04/22/2032	1,530,000	1,284,295
3.21%, 04/22/2042	76,000	58,197
4.22%, 05/01/2029	51,000	49,334
4.41%, 04/23/2039	210,000	189,892
4.48%, 08/23/2028	655,000	643,436
6.75%, 10/01/2037	206,000	226,752
HSBC Holdings PLC
2.21%, 08/17/2029	420,000	366,629
2.25%, 11/22/2027	200,000	183,574
5.21%, 08/11/2028	625,000	624,450
5.40%, 08/11/2033	1,055,000	1,059,572
5.89%, 08/14/2027	770,000	780,660
6.16%, 03/09/2029	350,000	361,406
6.33%, 03/09/2044	250,000	269,425
6.55%, 06/20/2034	1,090,000	1,139,201
7.40%, 11/13/2034	655,000	718,515
Huntington Bancshares, Inc.
2.55%, 02/04/2030	26,000	22,239
6.21%, 08/21/2029	140,000	144,358
Huntington National Bank
5.65%, 01/10/2030	250,000	252,105
Intesa Sanpaolo SpA
4.95%, 06/01/2042*	215,000	153,085
6.63%, 06/20/2033*	795,000	814,665
7.80%, 11/28/2053*	500,000	548,986
JPMorgan Chase & Co.
2.01%, 03/13/2026	210,000	201,756
2.07%, 06/01/2029	190,000	168,464
2.53%, 11/19/2041	307,000	217,062
2.55%, 11/08/2032	1,066,000	889,447
3.51%, 01/23/2029	1,230,000	1,165,512
3.54%, 05/01/2028	141,000	134,564
3.96%, 01/29/2027	325,000	317,468
4.85%, 07/25/2028	325,000	325,094
4.91%, 07/25/2033	35,000	34,606
5.30%, 07/24/2029	730,000	740,739
6.07%, 10/22/2027	435,000	447,490
6.09%, 10/23/2029	365,000	383,766
6.13%, 04/30/2024(1)	118,000	116,949
M&T Bank Corp.
5.05%, 01/27/2034	1,055,000	999,614
7.41%, 10/30/2029	757,000	814,250
Security Description		Shares or Principal Amount	Value

Banks (continued)
Manufacturers & Traders Trust Co.
4.70%, 01/27/2028		$ 576,000	$ 559,574
mBank SA
0.97%, 09/21/2027	EUR	300,000	286,140
Mitsubishi UFJ Financial Group, Inc.
4.79%, 07/18/2025		200,000	199,054
Mizuho Financial Group, Inc.
5.78%, 07/06/2029		200,000	205,736
Morgan Stanley
1.16%, 10/21/2025		56,000	53,894
1.51%, 07/20/2027		156,000	142,491
1.59%, 05/04/2027		46,000	42,384
1.79%, 02/13/2032		1,055,000	842,442
1.93%, 04/28/2032		410,000	329,691
2.24%, 07/21/2032		700,000	571,369
2.48%, 01/21/2028		460,000	426,964
2.48%, 09/16/2036		17,000	13,474
2.51%, 10/20/2032		220,000	182,168
2.70%, 01/22/2031		820,000	716,825
3.22%, 04/22/2042		90,000	69,226
3.62%, 04/01/2031		30,000	27,637
4.68%, 07/17/2026		33,000	32,683
5.16%, 04/20/2029		1,100,000	1,106,288
5.30%, 04/20/2037		97,000	94,390
5.45%, 07/20/2029		220,000	224,169
6.41%, 11/01/2029		945,000	1,001,496
Morgan Stanley VRS
3.59%, 07/22/2028(2)		230,000	219,568
NatWest Group PLC
3.03%, 11/28/2035		200,000	165,896
OTP Bank Nyrt
7.35%, 03/04/2026	EUR	350,000	396,583
7.50%, 05/25/2027		200,000	206,148
PNC Financial Services Group, Inc.
5.07%, 01/24/2034		335,000	327,784
6.88%, 10/20/2034		220,000	244,230
Regions Financial Corp.
7.38%, 12/10/2037		150,000	168,538
Signature Bank
4.00%, 10/15/2030		166,000	65,570
Societe Generale SA
6.22%, 06/15/2033*		1,055,000	1,053,049
Standard Chartered PLC
7.02%, 02/08/2030*		490,000	517,104
7.77%, 11/16/2028*		200,000	215,874
Swedbank AB
1.54%, 11/16/2026*		254,000	231,566
Texas Capital Bancshares, Inc.
4.00%, 05/06/2031		119,000	103,228
Toronto-Dominion Bank
5.26%, 12/11/2026		77,000	78,513
Truist Financial Corp.
4.92%, 07/28/2033		60,000	55,858
5.12%, 01/26/2034		46,000	44,542
UBS Group AG
2.75%, 02/11/2033*		215,000	176,348
3.09%, 05/14/2032*		250,000	212,917
4.28%, 01/09/2028*		945,000	915,317
4.75%, 05/12/2028*		350,000	344,677
6.25%, 09/22/2029*		380,000	396,397
6.44%, 08/11/2028*		370,000	384,244
6.54%, 08/12/2033*		725,000	773,689

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
US Bancorp
2.22%, 01/27/2028	$ 30,000	$ 27,569
2.49%, 11/03/2036	274,000	212,496
Valley National Bancorp
3.00%, 06/15/2031	171,000	145,391
Wells Fargo & Co.
2.39%, 06/02/2028	64,000	58,619
2.57%, 02/11/2031	433,000	374,164
2.88%, 10/30/2030	95,000	84,451
3.00%, 10/23/2026	490,000	465,193
3.07%, 04/30/2041	70,000	52,959
3.35%, 03/02/2033	1,330,000	1,161,644
4.30%, 07/22/2027	318,000	311,243
4.81%, 07/25/2028	180,000	178,681
4.90%, 07/25/2033	1,228,000	1,196,286
5.39%, 04/24/2034	120,000	120,521
5.57%, 07/25/2029	900,000	918,961
5.61%, 01/15/2044	52,000	51,763
6.49%, 10/23/2034	480,000	522,186
Zions Bancorp NA
3.25%, 10/29/2029	250,000	204,382
		58,452,160
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	128,000	125,471
Bacardi, Ltd./Bacardi-Martini BV
5.25%, 01/15/2029*	100,000	99,859
5.40%, 06/15/2033*	415,000	417,075
Constellation Brands, Inc.
4.35%, 05/09/2027	35,000	34,699
PepsiCo, Inc.
3.60%, 02/18/2028	46,000	45,030
3.90%, 07/18/2032	51,000	49,887
4.00%, 03/05/2042	22,000	19,911
		791,932
Biotechnology — 0.4%
Amgen, Inc.
2.80%, 08/15/2041	103,000	74,892
3.15%, 02/21/2040	39,000	30,347
4.40%, 05/01/2045	24,000	21,301
5.25%, 03/02/2030 to 03/02/2033	1,141,000	1,170,136
5.65%, 03/02/2053	45,000	47,344
5.75%, 03/02/2063	170,000	178,354
CSL Finance PLC
4.75%, 04/27/2052*	42,000	39,987
Gilead Sciences, Inc.
5.55%, 10/15/2053	41,000	44,424
Regeneron Pharmaceuticals, Inc.
2.80%, 09/15/2050	50,000	32,952
Royalty Pharma PLC
2.15%, 09/02/2031	686,000	560,332
2.20%, 09/02/2030	895,000	752,236
		2,952,305
Building Materials — 0.2%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	745,000	719,409
Carrier Global Corp.
3.38%, 04/05/2040	90,000	72,410
5.90%, 03/15/2034*	21,000	22,713
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
Lennox International, Inc.
5.50%, 09/15/2028	$ 57,000	$ 58,531
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	48,000	40,720
PGT Innovations, Inc.
4.38%, 10/01/2029*	18,000	17,936
Standard Industries, Inc.
3.38%, 01/15/2031*	26,000	22,367
4.38%, 07/15/2030*	710,000	652,056
		1,606,142
Chemicals — 0.3%
Celanese US Holdings LLC
6.17%, 07/15/2027	765,000	784,397
6.33%, 07/15/2029	370,000	387,861
6.55%, 11/15/2030	460,000	486,278
CF Industries, Inc.
5.38%, 03/15/2044	92,000	87,779
Eastman Chemical Co.
5.75%, 03/08/2033	63,000	65,093
Ecolab, Inc.
2.70%, 12/15/2051	90,000	60,908
5.25%, 01/15/2028	57,000	58,830
Methanex Corp.
5.13%, 10/15/2027	25,000	24,423
Minerals Technologies, Inc.
5.00%, 07/01/2028*	36,000	34,621
Mosaic Co.
5.38%, 11/15/2028	24,000	24,493
Nutrien, Ltd.
5.80%, 03/27/2053	50,000	53,451
RPM International, Inc.
2.95%, 01/15/2032	33,000	27,809
4.55%, 03/01/2029	75,000	73,897
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029*	36,000	14,670
Westlake Corp.
3.38%, 08/15/2061	80,000	51,444
		2,235,954
Coal — 0.0%
Warrior Met Coal, Inc.
7.88%, 12/01/2028*	16,000	15,881
Commercial Services — 0.6%
Ashtead Capital, Inc.
4.38%, 08/15/2027*	1,000,000	960,114
5.50%, 08/11/2032*	400,000	395,130
5.55%, 05/30/2033*	200,000	197,890
5.95%, 10/15/2033*	200,000	203,760
Deluxe Corp.
8.00%, 06/01/2029*	40,000	35,388
Ford Foundation
2.82%, 06/01/2070	75,000	47,808
Garda World Security Corp.
6.00%, 06/01/2029*	40,000	35,855
9.50%, 11/01/2027*	15,000	15,122
Howard University
2.29%, 10/01/2026	100,000	92,707
2.70%, 10/01/2029	250,000	221,953
2.80%, 10/01/2030	100,000	87,722
2.90%, 10/01/2031	100,000	86,288
3.48%, 10/01/2041	95,000	70,525

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
Korn Ferry
4.63%, 12/15/2027*	$ 19,000	$ 18,310
Metis Merger Sub LLC
6.50%, 05/15/2029*	22,000	19,895
Mobius Merger Sub, Inc.
9.00%, 06/01/2030*	25,000	24,251
PROG Holdings, Inc.
6.00%, 11/15/2029*	29,000	26,724
Quanta Services, Inc.
2.90%, 10/01/2030	59,000	51,771
3.05%, 10/01/2041	52,000	38,173
S&P Global, Inc.
2.70%, 03/01/2029	84,000	77,669
Service Corp. International
3.38%, 08/15/2030	560,000	488,374
5.13%, 06/01/2029	724,000	709,520
Sotheby's
7.38%, 10/15/2027*	85,000	81,974
TriNet Group, Inc.
3.50%, 03/01/2029*	28,000	25,049
Triton Container International, Ltd.
2.05%, 04/15/2026*	201,000	183,821
3.15%, 06/15/2031*	131,000	104,213
Upbound Group, Inc.
6.38%, 02/15/2029*	40,000	37,540
		4,337,546
Computers — 0.2%
Ahead DB Holdings LLC
6.63%, 05/01/2028*	45,000	39,206
Apple, Inc.
1.40%, 08/05/2028	145,000	128,468
2.65%, 05/11/2050	59,000	40,612
2.70%, 08/05/2051	35,000	24,067
3.95%, 08/08/2052	50,000	43,760
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	762,000	717,801
5.95%, 08/04/2033	19,000	20,071
Dell International LLC/EMC Corp.
3.38%, 12/15/2041	99,000	74,648
8.10%, 07/15/2036	69,000	84,863
Hewlett Packard Enterprise Co.
1.75%, 04/01/2026	110,000	102,401
5.25%, 07/01/2028	82,000	83,827
Leidos, Inc.
4.38%, 05/15/2030	75,000	71,804
5.75%, 03/15/2033	45,000	46,925
McAfee Corp.
7.38%, 02/15/2030*	55,000	50,229
NCR Voyix Corp.
5.13%, 04/15/2029*	26,000	24,716
NCR Atleos Escrow Corp.
9.50%, 04/01/2029*	15,000	15,937
Seagate HDD Cayman
4.09%, 06/01/2029	20,000	18,492
		1,587,827
Cosmetics/Personal Care — 0.1%
Coty, Inc.
5.00%, 04/15/2026*	14,000	13,779
Edgewell Personal Care Co.
4.13%, 04/01/2029*	46,000	41,860
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care (continued)
Estee Lauder Cos., Inc.
4.38%, 05/15/2028	$ 57,000	$ 56,804
Haleon US Capital LLC
3.63%, 03/24/2032	500,000	461,199
Kenvue, Inc.
4.90%, 03/22/2033	67,000	69,063
5.05%, 03/22/2053	130,000	134,497
Procter & Gamble Co.
3.95%, 01/26/2028	89,000	88,857
		866,059
Distribution/Wholesale — 0.1%
LKQ Corp.
5.75%, 06/15/2028	365,000	373,567
Windsor Holdings III LLC
8.50%, 06/15/2030*	21,000	21,946
		395,513
Diversified Financial Services — 1.2%
AG Issuer LLC
6.25%, 03/01/2028*	35,000	34,792
American Express Co.
6.34%, 10/30/2026	910,000	927,794
Avolon Holdings Funding, Ltd.
6.38%, 05/04/2028*	24,000	24,471
Bread Financial Holdings, Inc.
9.75%, 03/15/2029*	30,000	31,100
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	30,000	28,768
Capital One Financial Corp.
1.88%, 11/02/2027	1,870,000	1,682,010
3.27%, 03/01/2030	925,000	826,120
5.25%, 07/26/2030	445,000	437,227
5.47%, 02/01/2029	130,000	129,616
5.82%, 02/01/2034	372,000	370,187
6.31%, 06/08/2029	675,000	692,489
6.38%, 06/08/2034	425,000	437,409
7.62%, 10/30/2031	620,000	681,310
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	40,000	30,828
Credit Acceptance Corp.
9.25%, 12/15/2028*	20,000	21,319
Curo Group Holdings Corp.
7.50%, 08/01/2028*	31,000	5,967
Discover Financial Services
7.96%, 11/02/2034	715,000	795,425
Enact Holdings, Inc.
6.50%, 08/15/2025*	30,000	29,907
Enova International, Inc.
8.50%, 09/01/2024 to 09/15/2025*	61,000	60,107
goeasy, Ltd.
4.38%, 05/01/2026*	13,000	12,516
9.25%, 12/01/2028*	25,000	26,699
Intercontinental Exchange, Inc.
4.35%, 06/15/2029	210,000	209,320
4.95%, 06/15/2052	77,000	76,704
5.20%, 06/15/2062	57,000	58,256
LFS Topco LLC
5.88%, 10/15/2026*	26,000	23,897
Nasdaq, Inc.
5.55%, 02/15/2034	435,000	451,900
5.95%, 08/15/2053	22,000	23,631
6.10%, 06/28/2063	27,000	29,149

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
NFP Corp.
4.88%, 08/15/2028*	$ 17,000	$ 16,824
8.50%, 10/01/2031*	22,000	23,846
Synchrony Financial
4.50%, 07/23/2025	371,000	362,410
USAA Capital Corp.
3.38%, 05/01/2025*	150,000	146,836
		8,708,834
Electric — 4.9%
AES Corp.
2.45%, 01/15/2031	127,000	106,685
5.45%, 06/01/2028	55,000	55,908
Alabama Power Co.
3.45%, 10/01/2049	520,000	390,676
4.15%, 08/15/2044	445,000	381,079
Alliant Energy Finance LLC
5.95%, 03/30/2029*	36,000	37,428
Ameren Corp.
5.00%, 01/15/2029	785,000	788,518
5.70%, 12/01/2026	33,000	33,745
American Electric Power Co., Inc.
5.63%, 03/01/2033	50,000	52,090
Arizona Public Service Co.
5.55%, 08/01/2033	225,000	232,482
6.35%, 12/15/2032	220,000	238,792
Avangrid, Inc.
3.20%, 04/15/2025	173,000	168,035
Berkshire Hathaway Energy Co.
4.60%, 05/01/2053	415,000	369,424
Calpine Corp.
3.75%, 03/01/2031*	48,000	42,100
5.00%, 02/01/2031*	31,000	28,418
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	595,000	521,371
4.97%, 05/01/2046	35,000	29,341
CMS Energy Corp.
3.75%, 12/01/2050	54,000	42,626
4.75%, 06/01/2050	71,000	64,108
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	490,000	346,426
3.95%, 04/01/2050	65,000	54,243
4.45%, 03/15/2044	34,000	30,442
5.50%, 03/15/2034	195,000	204,509
Constellation Energy Generation LLC
6.50%, 10/01/2053	33,000	37,214
Dominion Energy, Inc.
3.38%, 04/01/2030	318,000	292,757
5.38%, 11/15/2032	2,007,000	2,060,938
5.75%, 10/01/2054	76,000	74,644
6.30%, 03/15/2033	35,000	37,547
DTE Electric Co.
3.95%, 03/01/2049	100,000	84,016
DTE Energy Co.
4.88%, 06/01/2028	82,000	82,711
Duke Energy Carolinas LLC
3.55%, 03/15/2052	31,000	23,746
4.00%, 09/30/2042	145,000	124,222
5.40%, 01/15/2054	21,000	21,638
6.00%, 01/15/2038	40,000	43,009
6.10%, 06/01/2037	10,000	10,740
Security Description	Shares or Principal Amount	Value

Electric (continued)
Duke Energy Corp.
2.55%, 06/15/2031	$ 1,475,000	$ 1,258,534
4.50%, 08/15/2032	535,000	517,854
5.00%, 08/15/2052	180,000	168,025
Duke Energy Florida LLC
5.95%, 11/15/2052	34,000	37,200
Duke Energy Indiana LLC
2.75%, 04/01/2050	675,000	436,385
4.90%, 07/15/2043	135,000	129,591
Duke Energy Ohio, Inc.
5.65%, 04/01/2053	24,000	25,136
Duke Energy Progress LLC
4.00%, 04/01/2052	232,000	190,639
4.15%, 12/01/2044	900,000	765,920
Edison International
4.13%, 03/15/2028	150,000	144,847
5.25%, 11/15/2028	305,000	306,875
6.95%, 11/15/2029	635,000	689,115
Emera US Finance LP
4.75%, 06/15/2046	101,000	83,094
Emera, Inc.
6.75%, 06/15/2076	425,000	416,168
Enel Finance International NV
5.00%, 06/15/2032*	525,000	512,062
Entergy Mississippi LLC
3.50%, 06/01/2051	44,000	32,674
Entergy Texas, Inc.
4.50%, 03/30/2039	115,000	104,943
5.00%, 09/15/2052	24,000	22,798
Evergy, Inc.
2.90%, 09/15/2029	745,000	673,889
Eversource Energy
5.13%, 05/15/2033	365,000	366,843
5.45%, 03/01/2028	195,000	200,424
Exelon Corp.
5.60%, 03/15/2053	34,000	34,545
FirstEnergy Transmission LLC
4.55%, 04/01/2049*	101,000	87,282
Georgia Power Co.
3.25%, 03/15/2051	101,000	73,045
4.30%, 03/15/2042	300,000	265,229
4.70%, 05/15/2032	270,000	268,885
4.75%, 09/01/2040	195,000	181,446
Interstate Power & Light Co.
3.50%, 09/30/2049	78,000	57,749
Investment Energy Resources, Ltd.
6.25%, 04/26/2029*	200,000	188,934
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	490,000	482,229
Kentucky Power Co.
7.00%, 11/15/2033*	1,004,000	1,079,382
Liberty Utilities Finance GP
2.05%, 09/15/2030*	61,000	49,479
Metropolitan Edison Co.
5.20%, 04/01/2028*	96,000	96,698
Monongahela Power Co.
5.85%, 02/15/2034*	295,000	309,535
National Grid PLC
5.60%, 06/12/2028	145,000	149,389
National Rural Utilities Cooperative Finance Corp.
4.80%, 03/15/2028	36,000	36,410
5.80%, 01/15/2033	375,000	397,120

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
National Rural Utilities Cooperative Finance Corp. FRS
8.56%, (TSFR3M+3.17%), 04/30/2043	$ 66,000	$ 65,310
New York State Electric & Gas Corp.
5.85%, 08/15/2033*	74,000	77,495
Nextera Energy Capital Holdings, Inc.
2.25%, 06/01/2030	195,000	166,809
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027	845,000	843,471
5.00%, 02/28/2030 to 07/15/2032	1,000,000	1,006,321
5.75%, 09/01/2025	37,000	37,350
6.05%, 03/01/2025	39,000	39,347
NextEra Energy Operating Partners LP
7.25%, 01/15/2029*	30,000	31,407
NRG Energy, Inc.
2.45%, 12/02/2027*	585,000	527,427
3.63%, 02/15/2031*	75,000	64,438
Oglethorpe Power Corp.
4.50%, 04/01/2047	330,000	279,545
Ohio Edison Co.
5.50%, 01/15/2033*	355,000	359,287
Oklahoma Gas & Electric Co.
5.60%, 04/01/2053	22,000	23,101
Oncor Electric Delivery Co. LLC
4.15%, 06/01/2032	56,000	53,748
5.65%, 11/15/2033*	435,000	463,414
Pacific Gas & Electric Co.
2.10%, 08/01/2027	230,000	207,284
2.50%, 02/01/2031	1,585,000	1,307,452
3.95%, 12/01/2047	105,000	76,765
4.30%, 03/15/2045	92,000	71,989
4.40%, 03/01/2032	450,000	416,244
4.50%, 07/01/2040	40,000	33,811
4.55%, 07/01/2030	630,000	599,998
4.95%, 06/08/2025 to 07/01/2050	212,000	189,304
5.25%, 03/01/2052	271,000	240,789
5.90%, 06/15/2032	65,000	66,092
6.10%, 01/15/2029	1,435,000	1,484,934
6.15%, 01/15/2033	630,000	652,974
6.40%, 06/15/2033	585,000	615,547
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	65,000	61,481
PPL Capital Funding, Inc.
4.13%, 04/15/2030	175,000	166,586
Public Service Co. of Colorado
2.70%, 01/15/2051	167,000	104,739
3.70%, 06/15/2028	122,000	117,230
4.10%, 06/15/2048	85,000	68,985
Public Service Co. of Oklahoma
2.20%, 08/15/2031	88,000	72,946
Public Service Enterprise Group, Inc.
6.13%, 10/15/2033	210,000	225,697
Puget Energy, Inc.
2.38%, 06/15/2028	520,000	464,786
3.65%, 05/15/2025	1,840,000	1,792,642
Sempra Energy
3.40%, 02/01/2028	820,000	781,468
Southern California Edison Co.
2.75%, 02/01/2032	320,000	275,025
2.85%, 08/01/2029	55,000	50,121
5.30%, 03/01/2028	130,000	133,424
Security Description	Shares or Principal Amount	Value

Electric (continued)
5.85%, 11/01/2027	$ 528,000	$ 551,346
Southern Co.
3.70%, 04/30/2030	81,000	76,311
4.48%, 08/01/2024(3)	81,000	80,328
5.20%, 06/15/2033	255,000	260,115
Southwestern Electric Power Co.
5.30%, 04/01/2033	751,000	751,015
Union Electric Co.
2.95%, 06/15/2027	32,000	30,477
3.90%, 04/01/2052	43,000	35,372
Virginia Electric & Power Co.
2.45%, 12/15/2050	159,000	97,561
5.00%, 04/01/2033	605,000	611,880
Vistra Operations Co. LLC
5.00%, 07/31/2027*	70,000	68,152
Xcel Energy, Inc.
4.60%, 06/01/2032	335,000	326,580
		35,157,921
Electrical Components & Equipment — 0.0%
EnerSys
4.38%, 12/15/2027*	44,000	41,800
Electronics — 0.1%
Honeywell International, Inc.
1.75%, 09/01/2031	73,000	60,908
4.25%, 01/15/2029	57,000	57,120
Imola Merger Corp.
4.75%, 05/15/2029*	30,000	28,503
Jabil, Inc.
5.45%, 02/01/2029	29,000	29,630
Trimble, Inc.
4.90%, 06/15/2028	37,000	37,176
6.10%, 03/15/2033	39,000	41,738
TTM Technologies, Inc.
4.00%, 03/01/2029*	40,000	36,337
Vontier Corp.
2.95%, 04/01/2031	114,000	95,925
		387,337
Energy-Alternate Sources — 0.2%
Energo-Pro AS
8.50%, 02/04/2027*	580,000	568,151
FS Luxembourg SARL
10.00%, 12/15/2025*	200,000	205,105
Greenko Power II, Ltd.
4.30%, 12/13/2028	319,500	287,630
		1,060,886
Engineering & Construction — 0.1%
International Airport Finance SA
12.00%, 03/15/2033*	914,218	934,788
Jacobs Engineering Group, Inc.
5.90%, 03/01/2033	30,000	30,625
6.35%, 08/18/2028	39,000	40,732
VM Consolidated, Inc.
5.50%, 04/15/2029*	30,000	28,332
		1,034,477
Entertainment — 0.1%
Ontario Gaming GTA LP
8.00%, 08/01/2030*	20,000	20,625
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	30,000	28,045

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Entertainment (continued)
Warnermedia Holdings, Inc.
3.64%, 03/15/2025	$ 52,000	$ 50,872
4.05%, 03/15/2029	81,000	76,852
5.05%, 03/15/2042	29,000	25,566
5.14%, 03/15/2052	375,000	321,883
5.39%, 03/15/2062	39,000	33,399
		557,242
Environmental Control — 0.3%
Clean Harbors, Inc.
4.88%, 07/15/2027*	1,175,000	1,151,373
Covanta Holding Corp.
5.00%, 09/01/2030	30,000	25,535
Enviri Corp.
5.75%, 07/31/2027*	41,000	38,214
Republic Services, Inc.
5.00%, 04/01/2034	67,000	68,608
Veralto Corp.
5.35%, 09/18/2028*	520,000	532,064
Waste Connections, Inc.
2.20%, 01/15/2032	115,000	95,997
4.25%, 12/01/2028	42,000	41,789
Waste Management, Inc.
4.63%, 02/15/2030	26,000	26,294
4.88%, 02/15/2034	140,000	142,806
		2,122,680
Food — 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6.50%, 02/15/2028*	70,000	70,836
C&S Group Enterprises LLC
5.00%, 12/15/2028*	62,000	49,868
Conagra Brands, Inc.
7.00%, 10/01/2028	112,000	120,673
General Mills, Inc.
4.95%, 03/29/2033	224,000	227,090
5.50%, 10/17/2028	24,000	24,874
J.M. Smucker Co.
5.90%, 11/15/2028	46,000	48,365
6.50%, 11/15/2043 to 11/15/2053	54,000	61,216
Kraft Heinz Foods Co.
4.38%, 06/01/2046	176,000	153,611
4.88%, 10/01/2049	43,000	40,743
Kroger Co.
3.88%, 10/15/2046	21,000	16,479
Mars, Inc.
4.65%, 04/20/2031*	59,000	59,160
McCormick & Co., Inc.
4.95%, 04/15/2033	31,000	31,115
Minerva Luxembourg SA
8.88%, 09/13/2033*	250,000	264,324
NBM US Holdings, Inc.
7.00%, 05/14/2026*	675,000	682,728
Performance Food Group, Inc.
5.50%, 10/15/2027*	29,000	28,574
Post Holdings, Inc.
4.50%, 09/15/2031*	28,000	25,092
Smithfield Foods, Inc.
4.25%, 02/01/2027*	77,000	73,727
5.20%, 04/01/2029*	72,000	68,908
Security Description	Shares or Principal Amount	Value

Food (continued)
Sysco Corp.
4.45%, 03/15/2048	$ 172,000	$ 150,817
4.50%, 04/01/2046	96,000	85,179
5.75%, 01/17/2029	300,000	312,504
5.95%, 04/01/2030	23,000	24,445
6.60%, 04/01/2050	37,000	43,423
		2,663,751
Forest Products & Paper — 0.0%
Georgia-Pacific LLC
0.95%, 05/15/2026*	258,000	235,766
Glatfelter Corp.
4.75%, 11/15/2029*	29,000	20,380
		256,146
Gas — 0.5%
Atmos Energy Corp.
5.75%, 10/15/2052	70,000	76,918
5.90%, 11/15/2033	75,000	81,370
Brooklyn Union Gas Co.
6.39%, 09/15/2033*	420,000	438,448
KeySpan Gas East Corp.
5.99%, 03/06/2033*	660,000	671,153
NiSource, Inc.
3.49%, 05/15/2027	270,000	259,942
3.60%, 05/01/2030	1,034,000	962,071
5.25%, 03/30/2028	175,000	178,433
5.40%, 06/30/2033	265,000	273,235
ONE Gas, Inc.
5.10%, 04/01/2029	22,000	22,429
Southern California Gas Co.
5.20%, 06/01/2033	460,000	473,003
Southern Co. Gas Capital Corp.
5.75%, 09/15/2033	130,000	136,500
Southwest Gas Corp.
2.20%, 06/15/2030	355,000	302,123
		3,875,625
Hand/Machine Tools — 0.3%
Regal Rexnord Corp.
6.05%, 04/15/2028*	1,105,000	1,118,566
6.30%, 02/15/2030*	525,000	538,603
Stanley Black & Decker, Inc.
4.00%, 03/15/2060	167,000	138,872
		1,796,041
Healthcare-Products — 0.2%
Agilent Technologies, Inc.
2.30%, 03/12/2031	124,000	107,571
Alcon Finance Corp.
2.75%, 09/23/2026*	270,000	253,672
3.00%, 09/23/2029*	560,000	509,658
5.38%, 12/06/2032*	200,000	206,287
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027	100,000	103,505
5.86%, 03/15/2030	160,000	168,064
Medline Borrower LP
3.88%, 04/01/2029*	32,000	28,933
STERIS PLC
3.75%, 03/15/2051	154,000	119,254
Stryker Corp.
4.85%, 12/08/2028	54,000	54,619

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Products (continued)
Thermo Fisher Scientific, Inc.
5.00%, 01/31/2029	$ 45,000	$ 46,190
		1,597,753
Healthcare-Services — 0.7%
Centene Corp.
2.45%, 07/15/2028	510,000	454,206
4.63%, 12/15/2029	870,000	834,093
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027*	76,000	70,614
CommonSpirit Health
3.35%, 10/01/2029	350,000	319,570
DaVita, Inc.
4.63%, 06/01/2030*	30,000	26,172
Elevance Health, Inc.
2.88%, 09/15/2029	65,000	59,594
6.10%, 10/15/2052	33,000	37,409
HCA, Inc.
3.38%, 03/15/2029	35,000	32,293
3.50%, 09/01/2030 to 07/15/2051	166,000	131,664
4.63%, 03/15/2052	92,000	78,238
Humana, Inc.
1.35%, 02/03/2027	86,000	77,561
3.70%, 03/23/2029	485,000	465,894
5.50%, 03/15/2053	22,000	22,834
5.75%, 12/01/2028	110,000	114,980
5.88%, 03/01/2033	28,000	29,828
Kaiser Foundation Hospitals
2.81%, 06/01/2041	195,000	146,074
3.00%, 06/01/2051	405,000	288,451
Legacy LifePoint Health LLC
4.38%, 02/15/2027*	34,000	31,390
Roche Holdings, Inc.
5.49%, 11/13/2030*	200,000	211,173
Select Medical Corp.
6.25%, 08/15/2026*	48,000	48,239
Sutter Health
3.36%, 08/15/2050	90,000	66,585
UnitedHealth Group, Inc.
1.25%, 01/15/2026	126,000	117,977
2.75%, 05/15/2040	430,000	325,571
3.50%, 08/15/2039	285,000	242,181
4.20%, 05/15/2032	365,000	357,162
4.75%, 05/15/2052	58,000	55,759
4.95%, 05/15/2062	140,000	138,091
5.25%, 02/15/2028	59,000	61,010
5.30%, 02/15/2030	180,000	188,358
6.05%, 02/15/2063	55,000	63,422
		5,096,393
Home Builders — 0.0%
Mattamy Group Corp.
4.63%, 03/01/2030*	25,000	23,169
5.25%, 12/15/2027*	14,000	13,611
		36,780
Insurance — 1.0%
Americo Life, Inc.
3.45%, 04/15/2031*	70,000	54,805
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/2027	115,000	108,636
5.35%, 02/28/2033	215,000	220,494
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Arthur J Gallagher & Co.
5.75%, 03/02/2053	$ 40,000	$ 40,704
6.75%, 02/15/2054	29,000	33,837
Athene Global Funding
1.73%, 10/02/2026*	150,000	135,488
2.65%, 10/04/2031*	1,890,000	1,535,528
Athene Holding, Ltd.
3.45%, 05/15/2052	29,000	19,486
5.88%, 01/15/2034	420,000	423,840
Enstar Group, Ltd.
3.10%, 09/01/2031	84,000	68,501
4.95%, 06/01/2029	123,000	119,883
Equitable Financial Life Global Funding
1.30%, 07/12/2026*	116,000	104,520
1.80%, 03/08/2028*	1,150,000	1,007,306
Equitable Holdings, Inc.
4.35%, 04/20/2028	125,000	120,689
F&G Global Funding
2.30%, 04/11/2027*	124,000	111,461
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	33,000	34,654
Liberty Mutual Group, Inc.
4.30%, 02/01/2061*	171,000	112,149
Marsh & McLennan Cos., Inc.
4.75%, 03/15/2039	340,000	330,499
Metropolitan Life Global Funding I
2.40%, 01/11/2032*	750,000	621,870
5.15%, 03/28/2033*	420,000	427,291
New York Life Global Funding
4.85%, 01/09/2028*	42,000	42,248
NMI Holdings, Inc.
7.38%, 06/01/2025*	25,000	25,041
Northwestern Mutual Global Funding
4.35%, 09/15/2027*	51,000	50,280
Ohio National Financial Services, Inc.
6.80%, 01/24/2030*	200,000	189,412
Principal Life Global Funding II
0.50%, 01/08/2024*	65,000	64,949
Protective Life Global Funding
5.47%, 12/08/2028*	260,000	266,945
Prudential Financial, Inc.
5.70%, 09/15/2048	56,000	53,761
Prudential Funding Asia PLC
3.13%, 04/14/2030	28,000	25,409
Ryan Specialty LLC
4.38%, 02/01/2030*	16,000	14,840
SBL Holdings, Inc.
5.00%, 02/18/2031*	79,000	65,043
Security Benefit Global Funding
1.25%, 05/17/2024*	63,000	61,789
Willis North America, Inc.
3.60%, 05/15/2024	660,000	653,949
4.65%, 06/15/2027	101,000	99,887
		7,245,194
Internet — 0.4%
Amazon.com, Inc.
3.30%, 04/13/2027	71,000	68,920
3.60%, 04/13/2032	29,000	27,624
4.10%, 04/13/2062	119,000	105,111
4.65%, 12/01/2029	50,000	51,341
Cogent Communications Group, Inc.
7.00%, 06/15/2027*	45,000	45,225

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet (continued)
Expedia Group, Inc.
2.95%, 03/15/2031	$ 33,000	$ 29,043
Gen Digital, Inc.
5.00%, 04/15/2025*	505,000	499,950
6.75%, 09/30/2027*	523,000	532,063
7.13%, 09/30/2030*	26,000	27,165
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	938,000	919,154
GrubHub Holdings, Inc.
5.50%, 07/01/2027*	31,000	26,059
ION Trading Technologies SARL
5.75%, 05/15/2028*	200,000	176,426
		2,508,081
Iron/Steel — 0.0%
ATI, Inc.
4.88%, 10/01/2029	28,000	26,095
7.25%, 08/15/2030	2,000	2,081
Cleveland-Cliffs, Inc.
6.25%, 10/01/2040	6,000	5,380
Mineral Resources, Ltd.
8.00%, 11/01/2027*	15,000	15,379
8.13%, 05/01/2027*	2,000	2,032
8.50%, 05/01/2030*	20,000	20,847
9.25%, 10/01/2028*	17,000	18,084
Nucor Corp.
4.30%, 05/23/2027	64,000	63,374
		153,272
Leisure Time — 0.0%
Carnival Corp.
5.75%, 03/01/2027*	117,000	114,126
6.00%, 05/01/2029*	12,000	11,546
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/2026*	43,000	41,533
		167,205
Lodging — 0.1%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	35,000	30,982
5.00%, 06/01/2029*	20,000	18,451
Hyatt Hotels Corp.
5.75%, 01/30/2027	37,000	37,811
Marriott International, Inc.
2.85%, 04/15/2031	166,000	143,669
3.50%, 10/15/2032	143,000	127,492
4.90%, 04/15/2029	27,000	27,176
Travel & Leisure Co.
6.00%, 04/01/2027	22,000	21,877
		407,458
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.
1.70%, 01/08/2027	55,000	50,826
3.60%, 08/12/2027	31,000	30,272
4.35%, 05/15/2026	23,000	22,951
4.80%, 01/06/2026	68,000	68,389
5.40%, 03/10/2025	88,000	88,622
		261,060
Security Description	Shares or Principal Amount	Value

Machinery-Diversified — 0.2%
CNH Industrial Capital LLC
5.50%, 01/12/2029	$ 71,000	$ 73,172
Ingersoll Rand, Inc.
5.40%, 08/14/2028	12,000	12,365
5.70%, 08/14/2033	260,000	275,081
John Deere Capital Corp.
1.30%, 10/13/2026	56,000	51,508
3.40%, 06/06/2025	99,000	97,320
4.75%, 01/20/2028	55,000	55,910
4.95%, 07/14/2028	39,000	39,983
nVent Finance SARL
2.75%, 11/15/2031	90,000	73,694
Otis Worldwide Corp.
2.57%, 02/15/2030	660,000	586,880
		1,265,913
Media — 1.3%
Belo Corp.
7.75%, 06/01/2027	52,000	52,662
Block Communications, Inc.
4.88%, 03/01/2028*	36,000	31,500
Cable One, Inc.
4.00%, 11/15/2030*	40,000	32,386
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	54,000	48,680
5.00%, 02/01/2028*	36,000	34,444
5.50%, 05/01/2026*	14,000	13,907
6.38%, 09/01/2029*	15,000	14,792
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041 to 03/01/2042	208,000	145,478
3.85%, 04/01/2061	63,000	39,269
3.90%, 06/01/2052	315,000	211,800
4.80%, 03/01/2050	71,000	54,959
5.05%, 03/30/2029	190,000	187,986
5.38%, 05/01/2047	1,295,000	1,100,520
6.38%, 10/23/2035	31,000	31,468
6.48%, 10/23/2045	875,000	859,787
Comcast Corp.
3.20%, 07/15/2036	895,000	752,359
3.25%, 11/01/2039	320,000	259,200
3.40%, 04/01/2030	38,000	35,568
4.15%, 10/15/2028	68,000	67,053
4.60%, 10/15/2038	84,000	81,113
5.50%, 05/15/2064	183,000	192,490
7.05%, 03/15/2033	179,000	208,723
Cox Communications, Inc.
2.60%, 06/15/2031*	390,000	330,419
3.15%, 08/15/2024*	304,000	298,896
5.45%, 09/15/2028*	55,000	56,137
CSC Holdings LLC
5.75%, 01/15/2030*	200,000	124,500
Discovery Communications LLC
3.63%, 05/15/2030	285,000	258,322
3.95%, 06/15/2025	509,000	497,899
4.00%, 09/15/2055	617,000	439,021
5.20%, 09/20/2047	71,000	61,167
5.30%, 05/15/2049	1,376,000	1,181,387
Paramount Global
4.38%, 03/15/2043	301,000	222,380
4.60%, 01/15/2045	28,000	21,293

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
4.95%, 01/15/2031	$ 750,000	$ 711,244
5.25%, 04/01/2044	545,000	436,492
5.85%, 09/01/2043	166,000	149,409
6.38%, 03/30/2062	25,000	22,500
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	40,000	36,994
Time Warner Cable LLC
6.55%, 05/01/2037	99,000	97,542
Univision Communications, Inc.
6.63%, 06/01/2027*	35,000	34,905
7.38%, 06/30/2030*	17,000	16,951
		9,453,602
Mining — 0.4%
Anglo American Capital PLC
2.63%, 09/10/2030*	1,245,000	1,059,096
Corp. Nacional del Cobre de Chile
5.95%, 01/08/2034*	710,000	719,692
FMG Resources August 2006 Pty, Ltd.
4.50%, 09/15/2027*	47,000	45,157
Glencore Funding LLC
2.85%, 04/27/2031*	10,000	8,623
6.38%, 10/06/2030*	1,040,000	1,116,548
Hudbay Minerals, Inc.
4.50%, 04/01/2026*	15,000	14,509
6.13%, 04/01/2029*	26,000	25,492
South32 Treasury, Ltd.
4.35%, 04/14/2032*	100,000	90,124
Southern Copper Corp.
6.75%, 04/16/2040	45,000	50,388
		3,129,629
Miscellaneous Manufacturing — 0.0%
Parker-Hannifin Corp.
4.25%, 09/15/2027	72,000	71,369
Multi-National — 0.1%
European Bank for Reconstruction & Development
1.50%, 02/13/2025	193,000	186,165
International Bank for Reconstruction & Development
3.13%, 11/20/2025	138,000	134,785
		320,950
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	230,000	215,215
3.25%, 02/15/2029	711,000	650,135
		865,350
Oil & Gas — 1.5%
Aker BP ASA
2.00%, 07/15/2026*	209,000	192,618
3.10%, 07/15/2031*	300,000	256,587
6.00%, 06/13/2033*	350,000	363,547
Antero Resources Corp.
5.38%, 03/01/2030*	20,000	19,169
Apache Corp.
4.38%, 10/15/2028	43,000	40,716
5.35%, 07/01/2049	170,000	141,347
6.00%, 01/15/2037	39,000	38,223
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
BP Capital Markets America, Inc.
2.94%, 06/04/2051	$ 255,000	$ 176,633
3.00%, 02/24/2050	76,000	53,751
3.54%, 04/06/2027	145,000	140,978
4.81%, 02/13/2033	840,000	846,900
4.89%, 09/11/2033	619,000	629,820
BP Capital Markets PLC
4.88%, 03/22/2030(1)	58,000	55,088
Chevron Corp.
2.24%, 05/11/2030	127,000	112,523
Chevron USA, Inc.
4.20%, 10/15/2049	57,000	50,107
Civitas Resources, Inc.
5.00%, 10/15/2026*	10,000	9,698
8.38%, 07/01/2028*	10,000	10,439
8.63%, 11/01/2030*	3,000	3,182
8.75%, 07/01/2031*	30,000	31,936
Comstock Resources, Inc.
5.88%, 01/15/2030*	25,000	21,683
6.75%, 03/01/2029*	4,000	3,658
ConocoPhillips Co.
4.03%, 03/15/2062	115,000	93,263
5.05%, 09/15/2033	230,000	236,299
5.70%, 09/15/2063	530,000	573,564
Crescent Energy Finance LLC
7.25%, 05/01/2026*	35,000	35,216
9.25%, 02/15/2028*	9,000	9,338
Diamondback Energy, Inc.
4.40%, 03/24/2051	86,000	71,135
6.25%, 03/15/2033 to 03/15/2053	352,000	375,838
Earthstone Energy Holdings LLC
9.88%, 07/15/2031*	15,000	16,669
Ecopetrol SA
4.63%, 11/02/2031	335,000	284,179
8.63%, 01/19/2029	895,000	953,809
Energean Israel Finance, Ltd.
4.88%, 03/30/2026*	150,000	138,000
5.88%, 03/30/2031*	175,000	147,472
8.50%, 09/30/2033*	175,000	166,906
EQT Corp.
3.63%, 05/15/2031*	156,000	139,319
Hess Corp.
6.00%, 01/15/2040	51,000	55,459
7.13%, 03/15/2033	74,000	85,529
7.30%, 08/15/2031	440,000	507,107
HF Sinclair Corp.
5.00%, 02/01/2028*	30,000	29,094
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031*	67,000	64,581
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	460,000	431,647
Marathon Oil Corp.
6.60%, 10/01/2037	358,000	378,231
Nabors Industries, Inc.
7.38%, 05/15/2027*	20,000	19,594
Occidental Petroleum Corp.
4.40%, 04/15/2046	59,000	48,032
6.13%, 01/01/2031	150,000	155,728
6.38%, 09/01/2028	70,000	73,558
6.63%, 09/01/2030	815,000	866,761
7.50%, 05/01/2031	40,000	44,854
Ovintiv, Inc.
6.63%, 08/15/2037	330,000	341,654

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Patterson-UTI Energy, Inc.
5.15%, 11/15/2029	$ 590,000	$ 562,799
7.15%, 10/01/2033	70,000	74,158
Permian Resources Operating LLC
8.00%, 04/15/2027*	10,000	10,366
Pioneer Natural Resources Co.
5.10%, 03/29/2026	42,000	42,306
Rockcliff Energy II LLC
5.50%, 10/15/2029*	11,000	10,396
Shell International Finance BV
2.88%, 11/26/2041	195,000	147,705
3.00%, 11/26/2051	245,000	174,496
3.25%, 04/06/2050	475,000	356,840
Southwestern Energy Co.
5.38%, 02/01/2029	20,000	19,518
Strathcona Resources, Ltd.
6.88%, 08/01/2026*	45,000	42,962
Valaris, Ltd.
8.38%, 04/30/2030*	28,000	28,687
Vital Energy, Inc.
9.75%, 10/15/2030	25,000	25,917
10.13%, 01/15/2028	12,000	12,331
		11,049,920
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	15,000	14,775
6.88%, 04/01/2027*	25,000	25,063
Halliburton Co.
4.75%, 08/01/2043	58,000	54,384
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/2026	22,000	21,907
		116,129
Packaging & Containers — 0.3%
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031	49,000	42,177
Ball Corp.
2.88%, 08/15/2030	13,000	11,154
6.00%, 06/15/2029	1,355,000	1,383,689
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029*	25,000	24,589
Crown Americas LLC
5.25%, 04/01/2030	29,000	28,560
LABL, Inc.
5.88%, 11/01/2028*	24,000	21,745
9.50%, 11/01/2028*	12,000	12,120
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026*	25,000	25,442
Packaging Corp. of America
5.70%, 12/01/2033	71,000	74,740
Sealed Air Corp.
5.00%, 04/15/2029*	6,000	5,802
Sealed Air Corp./Sealed Air Corp. US
6.13%, 02/01/2028*	8,000	8,069
Silgan Holdings, Inc.
4.13%, 02/01/2028	33,000	31,516
Sonoco Products Co.
1.80%, 02/01/2025	247,000	237,572
		1,907,175
Security Description	Shares or Principal Amount	Value

Pharmaceuticals — 0.6%
AbbVie, Inc.
4.05%, 11/21/2039	$ 135,000	$ 121,898
4.25%, 11/21/2049	110,000	98,027
Astrazeneca Finance LLC
4.88%, 03/03/2028	85,000	86,659
4.90%, 03/03/2030	90,000	92,643
Bayer US Finance LLC
6.38%, 11/21/2030*	675,000	694,480
Becton Dickinson & Co.
4.30%, 08/22/2032	36,000	34,729
4.69%, 02/13/2028	85,000	85,362
Bristol-Myers Squibb Co.
2.95%, 03/15/2032	59,000	52,428
5.75%, 02/01/2031	85,000	91,023
6.40%, 11/15/2063	51,000	59,087
Cardinal Health, Inc.
4.60%, 03/15/2043	146,000	130,329
Cencora, Inc.
3.45%, 12/15/2027	30,000	28,902
4.25%, 03/01/2045	16,000	14,040
4.30%, 12/15/2047	52,000	46,577
Cigna Group
2.40%, 03/15/2030	44,000	38,526
3.40%, 03/15/2050	127,000	94,031
3.88%, 10/15/2047	34,000	27,670
CVS Health Corp.
2.70%, 08/21/2040	655,000	466,966
4.78%, 03/25/2038	190,000	180,003
5.13%, 02/21/2030 to 07/20/2045	669,000	674,932
5.25%, 01/30/2031	255,000	261,576
6.00%, 06/01/2063	36,000	38,170
Eli Lilly & Co.
4.70%, 02/27/2033	56,000	57,425
Herbalife Nutrition, Ltd./HLF Financing, Inc.
7.88%, 09/01/2025*	31,000	30,620
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	35,000	27,482
Merck & Co., Inc.
5.15%, 05/17/2063	67,000	69,852
Pfizer Investment Enterprises Pte., Ltd.
4.75%, 05/19/2033	65,000	65,146
5.11%, 05/19/2043	46,000	45,836
5.30%, 05/19/2053	67,000	68,399
5.34%, 05/19/2063	96,000	96,921
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	104,000	100,049
Viatris, Inc.
3.85%, 06/22/2040	75,000	55,784
4.00%, 06/22/2050	178,000	125,208
Zoetis, Inc.
5.60%, 11/16/2032	38,000	40,732
		4,201,512
Pipelines — 2.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	29,000	28,711
Buckeye Partners LP
4.50%, 03/01/2028*	18,000	16,959
Cheniere Energy Partners LP
4.50%, 10/01/2029	285,000	272,593

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/2028*	$ 345,000	$ 356,076
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	385,000	398,096
6.04%, 11/15/2033*	595,000	623,126
6.54%, 11/15/2053*	250,000	275,252
Eastern Energy Gas Holdings LLC
2.50%, 11/15/2024	615,000	598,939
EIG Pearl Holdings SARL
3.55%, 08/31/2036*	745,000	648,150
Enbridge, Inc.
5.70%, 03/08/2033	995,000	1,034,200
6.00%, 11/15/2028	285,000	299,210
8.50%, 01/15/2084	700,000	744,552
Energy Transfer LP
4.00%, 10/01/2027	90,000	86,643
4.90%, 03/15/2035	94,000	89,471
4.95%, 05/15/2028	90,000	89,547
6.05%, 12/01/2026	400,000	411,234
6.13%, 12/15/2045	20,000	20,144
6.40%, 12/01/2030	1,490,000	1,593,107
EnLink Midstream Partners LP FRS
9.76%, (TSFR3M+4.37%), 02/05/2024(1)	91,000	82,879
Enterprise Products Operating LLC
3.70%, 01/31/2051	22,000	17,504
5.25%, 08/16/2077	70,000	66,921
EQM Midstream Partners LP
5.50%, 07/15/2028	6,000	5,945
7.50%, 06/01/2027 to 06/01/2030*	18,000	19,216
Galaxy Pipeline Assets Bidco, Ltd.
2.94%, 09/30/2040*	186,624	153,551
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 01/15/2027	59,000	59,978
8.25%, 01/15/2029	15,000	15,436
Gray Oak Pipeline LLC
3.45%, 10/15/2027*	163,000	151,562
Greensaif Pipelines Bidco SARL
6.13%, 02/23/2038*	1,060,000	1,105,130
Harvest Midstream I LP
7.50%, 09/01/2028*	60,000	59,645
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027*	47,000	46,477
8.88%, 07/15/2028*	15,000	15,743
ITT Holdings LLC
6.50%, 08/01/2029*	55,000	48,655
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50%, 02/01/2026*	44,000	44,440
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/2025	18,000	17,883
NuStar Logistics LP
6.38%, 10/01/2030	27,000	27,048
ONEOK Partners LP
6.65%, 10/01/2036	181,000	196,909
ONEOK, Inc.
3.40%, 09/01/2029	475,000	437,756
4.35%, 03/15/2029	175,000	170,066
6.10%, 11/15/2032	460,000	488,792
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/2043	$ 46,000	$ 36,516
6.65%, 01/15/2037	71,000	75,976
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	41,000	43,202
Targa Resources Corp.
6.13%, 03/15/2033	340,000	357,965
6.15%, 03/01/2029	235,000	245,739
6.25%, 07/01/2052	50,000	51,598
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	520,000	474,828
6.50%, 07/15/2027	97,000	98,280
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029*	34,000	30,848
Western Midstream Operating LP
4.75%, 08/15/2028	265,000	258,680
6.15%, 04/01/2033	510,000	529,823
Williams Cos., Inc.
4.65%, 08/15/2032	610,000	594,630
5.65%, 03/15/2033	380,000	396,954
5.75%, 06/24/2044	152,000	153,128
		14,165,713
Real Estate — 0.0%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	45,000	44,775
8.88%, 09/01/2031*	2,000	2,120
Greystar Real Estate Partners LLC
7.75%, 09/01/2030*	18,000	18,855
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	50,000	41,746
		107,496
REITS — 1.0%
American Tower Corp.
1.45%, 09/15/2026	320,000	291,546
2.30%, 09/15/2031	75,000	62,012
2.40%, 03/15/2025	465,000	449,226
2.70%, 04/15/2031	180,000	154,568
3.80%, 08/15/2029	215,000	204,108
5.80%, 11/15/2028	240,000	249,316
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	52,000	43,731
Crown Castle, Inc.
4.80%, 09/01/2028	985,000	971,894
5.00%, 01/11/2028	919,000	915,394
5.20%, 02/15/2049	29,000	27,325
5.60%, 06/01/2029	356,000	364,013
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	95,000	80,204
4.00%, 01/15/2030 to 01/15/2031	620,000	562,124
5.30%, 01/15/2029	500,000	497,109
5.75%, 06/01/2028	185,000	186,661
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026*	70,000	65,791
Host Hotels & Resorts LP
3.50%, 09/15/2030	147,000	131,142
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	44,000	41,458

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
LXP Industrial Trust
2.38%, 10/01/2031	$ 43,000	$ 34,524
National Health Investors, Inc.
3.00%, 02/01/2031	59,000	47,160
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033	161,000	129,906
3.38%, 02/01/2031	90,000	76,466
Public Storage Operating Co.
5.35%, 08/01/2053	22,000	22,969
SBA Tower Trust
2.84%, 01/15/2025*	550,000	531,118
Service Properties Trust
4.38%, 02/15/2030	55,000	42,697
Starwood Property Trust, Inc.
4.75%, 03/15/2025	50,000	49,335
VICI Properties LP
4.95%, 02/15/2030	1,016,000	985,845
Vornado Realty LP
2.15%, 06/01/2026	51,000	45,986
Weyerhaeuser Co.
4.00%, 03/09/2052	39,000	32,093
4.75%, 05/15/2026	80,000	79,615
		7,375,336
Retail — 0.4%
AutoZone, Inc.
4.75%, 08/01/2032 to 02/01/2033	525,000	517,827
6.25%, 11/01/2028	24,000	25,500
6.55%, 11/01/2033	305,000	338,850
Brinker International, Inc.
5.00%, 10/01/2024*	20,000	19,825
CEC Entertainment LLC
6.75%, 05/01/2026*	50,000	48,804
Dave & Buster's, Inc.
7.63%, 11/01/2025*	22,000	22,275
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/2026*	45,000	44,039
FirstCash, Inc.
4.63%, 09/01/2028*	331,000	308,970
5.63%, 01/01/2030*	8,000	7,661
Genuine Parts Co.
6.50%, 11/01/2028	73,000	77,520
Home Depot, Inc.
4.90%, 04/15/2029	46,000	47,262
Ken Garff Automotive LLC
4.88%, 09/15/2028*	40,000	37,856
Kohl's Corp.
4.63%, 05/01/2031	17,000	13,345
5.55%, 07/17/2045	142,000	94,960
LBM Acquisition LLC
6.25%, 01/15/2029*	45,000	40,183
Lowe's Cos., Inc.
4.45%, 04/01/2062	38,000	32,037
McDonald's Corp.
3.63%, 09/01/2049	94,000	75,338
4.80%, 08/14/2028	140,000	142,415
5.45%, 08/14/2053	78,000	82,983
Murphy Oil USA, Inc.
3.75%, 02/15/2031*	15,000	13,062
4.75%, 09/15/2029	21,000	19,898
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	59,000	56,862
Security Description	Shares or Principal Amount	Value

Retail (continued)
4.70%, 06/15/2032	$ 500,000	$ 494,606
5.75%, 11/20/2026	45,000	46,078
Park River Holdings, Inc.
6.75%, 08/01/2029*	30,000	24,481
Raising Cane's Restaurants LLC
9.38%, 05/01/2029*	12,000	12,806
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.38%, 09/30/2026*	25,000	24,519
		2,669,962
Savings & Loans — 0.0%
New York Community Bancorp, Inc.
8.43%, 11/06/2028	229,000	225,861
Semiconductors — 0.4%
Broadcom, Inc.
2.45%, 02/15/2031*	143,000	122,274
3.19%, 11/15/2036*	120,000	97,243
Entegris Escrow Corp.
5.95%, 06/15/2030*	35,000	34,791
Intel Corp.
3.10%, 02/15/2060	135,000	93,038
5.90%, 02/10/2063	365,000	406,830
Marvell Technology, Inc.
2.45%, 04/15/2028	845,000	762,524
5.95%, 09/15/2033	170,000	180,266
NXP BV/NXP Funding LLC
5.55%, 12/01/2028	60,000	61,741
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	105,000	99,686
4.30%, 06/18/2029	139,000	135,042
Qorvo, Inc.
3.38%, 04/01/2031*	630,000	539,007
QUALCOMM, Inc.
6.00%, 05/20/2053	32,000	36,820
Texas Instruments, Inc.
4.60%, 02/15/2028	54,000	54,864
5.00%, 03/14/2053	44,000	45,044
		2,669,170
Software — 0.8%
Black Knight InfoServ LLC
3.63%, 09/01/2028*	1,088,000	1,029,520
Capstone Borrower, Inc.
8.00%, 06/15/2030*	30,000	31,211
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.00%, 06/15/2029*	7,000	7,306
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/2029*	25,000	25,497
Fidelity National Information Services, Inc.
5.63%, 07/15/2052	51,000	51,763
Fiserv, Inc.
4.40%, 07/01/2049	97,000	85,497
5.63%, 08/21/2033	67,000	70,188
Intuit, Inc.
5.20%, 09/15/2033	39,000	40,829
MSCI, Inc.
3.63%, 11/01/2031*	352,000	309,809
3.88%, 02/15/2031*	123,000	112,383
4.00%, 11/15/2029*	170,000	159,779
Open Text Corp.
3.88%, 02/15/2028 to 12/01/2029*	30,000	26,969

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
6.90%, 12/01/2027*	$ 890,000	$ 925,289
Oracle Corp.
2.30%, 03/25/2028	563,000	512,986
2.95%, 04/01/2030	220,000	198,560
3.60%, 04/01/2040 to 04/01/2050	1,572,000	1,207,652
3.80%, 11/15/2037	182,000	154,660
3.85%, 04/01/2060	245,000	177,537
4.00%, 07/15/2046 to 11/15/2047	373,000	295,871
4.10%, 03/25/2061	140,000	106,665
4.13%, 05/15/2045	35,000	28,550
4.90%, 02/06/2033	45,000	44,795
5.55%, 02/06/2053	21,000	21,006
Rackspace Technology Global, Inc.
3.50%, 02/15/2028*	50,000	20,080
		5,644,402
Telecommunications — 0.9%
Altice France SA
5.50%, 10/15/2029*	200,000	156,825
AT&T, Inc.
2.55%, 12/01/2033	75,000	61,127
3.50%, 06/01/2041	425,000	337,484
3.65%, 09/15/2059	757,000	542,536
3.80%, 12/01/2057	112,000	83,254
3.85%, 06/01/2060	32,000	23,861
4.35%, 03/01/2029	305,000	301,007
4.50%, 05/15/2035	241,000	228,280
4.90%, 08/15/2037	230,000	222,140
5.40%, 02/15/2034	291,000	300,116
Corning, Inc.
5.45%, 11/15/2079	144,000	138,985
Nokia Oyj
4.38%, 06/12/2027	725,000	701,984
Rogers Communications, Inc.
3.80%, 03/15/2032	430,000	395,696
Telefonica Emisiones SA
4.90%, 03/06/2048	150,000	132,209
Telesat Canada/Telesat LLC
4.88%, 06/01/2027*	50,000	29,549
T-Mobile USA, Inc.
2.05%, 02/15/2028	790,000	712,809
3.00%, 02/15/2041	241,000	180,354
3.60%, 11/15/2060	62,000	45,125
3.88%, 04/15/2030	480,000	455,185
5.05%, 07/15/2033	475,000	478,693
5.65%, 01/15/2053	22,000	22,906
5.75%, 01/15/2034	295,000	312,889
Verizon Communications, Inc.
2.85%, 09/03/2041	160,000	118,202
3.00%, 11/20/2060	94,000	61,619
3.40%, 03/22/2041	62,000	49,355
3.88%, 03/01/2052	10,000	8,100
5.05%, 05/09/2033	69,000	70,389
Viasat, Inc.
7.50%, 05/30/2031*	50,000	39,250
Vodafone Group PLC
4.25%, 09/17/2050	25,000	20,737
4.38%, 02/19/2043	21,000	18,306
5.13%, 06/04/2081	34,000	25,598
5.75%, 02/10/2063	46,000	46,653
		6,321,223
Security Description	Shares or Principal Amount	Value

Transportation — 0.1%
Burlington Northern Santa Fe LLC
4.15%, 12/15/2048	$ 70,000	$ 61,609
4.45%, 03/15/2043	64,000	59,437
Canadian Pacific Railway Co.
1.35%, 12/02/2024	129,000	124,372
4.70%, 05/01/2048	58,000	52,630
6.13%, 09/15/2115	50,000	55,775
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028*	81,000	74,132
CSX Corp.
4.50%, 11/15/2052	60,000	55,679
FedEx Corp. Pass Through Trust
1.88%, 08/20/2035	193,104	160,441
Ryder System, Inc.
5.25%, 06/01/2028	54,000	54,702
6.60%, 12/01/2033	59,000	65,413
		764,190
Trucking & Leasing — 0.5%
DAE Funding LLC
1.55%, 08/01/2024*	845,000	823,073
GATX Corp.
3.25%, 09/15/2026	70,000	66,763
4.00%, 06/30/2030	24,000	22,375
6.05%, 03/15/2034	53,000	55,039
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	845,000	821,794
4.00%, 07/15/2025*	685,000	669,934
4.40%, 07/01/2027*	460,000	448,510
5.70%, 02/01/2028*	31,000	31,671
6.05%, 08/01/2028*	259,000	268,450
6.20%, 06/15/2030*	35,000	36,732
		3,244,341
Total Corporate Bonds & Notes (cost $238,710,071)		231,028,261
ASSET BACKED SECURITIES — 5.3%
Auto Loan Receivables — 1.3%
American Credit Acceptance Receivables Trust
Series 2022-3, Class B 4.55%, 10/13/2026*	29,203	29,170
Series 2023-3, Class B 6.09%, 11/12/2027*	285,000	286,648
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class D 2.58%, 09/18/2025	545,000	540,102
ARI Fleet Lease Trust
Series 2023-A, Class A2 5.41%, 02/17/2032*	657,623	656,366
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class A 5.90%, 08/21/2028*	315,000	321,387
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.65%, 05/15/2035*	496,122	497,428
CPS Auto Receivables Trust
Series 2023-B, Class A 5.91%, 08/16/2027*	621,042	621,418
DT Auto Owner Trust
Series 2023-1A, Class B 5.19%, 10/16/2028*	225,000	223,041

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Series 2023-2A, Class B 5.41%, 02/15/2029*	$ 250,000	$ 248,727
Enterprise Fleet Financing LLC
Series 2023-1, Class A3 5.42%, 10/22/2029*	350,000	353,337
Exeter Automobile Receivables Trust
Series 2022-1A, Class B 2.18%, 06/15/2026	109,159	108,806
Series 2019-4A, Class D 2.58%, 09/15/2025*	286,184	283,293
Series 2020-1A, Class D 2.73%, 12/15/2025*	125,120	123,467
Series 2022-4A, Class B 4.57%, 01/15/2027	330,000	328,276
Series 2023-3A, Class B 6.11%, 09/15/2027	140,000	140,480
Flagship Credit Auto Trust
Series 2022-3, Class B 4.69%, 07/17/2028*	444,000	434,974
Series 2023-1, Class B 5.05%, 01/18/2028*	126,000	124,698
Series 2023-2, Class B 5.21%, 05/15/2028*	312,000	311,031
Ford Credit Auto Owner Trust
Series 2022-D, Class C 6.46%, 05/15/2030	150,000	153,358
Ford Credit Floorplan Master Owner Trust
Series 2018-4, Class A 4.06%, 11/15/2030	175,000	169,997
GLS Auto Receivables Issuer Trust
Series 2022-3A, Class B 4.92%, 01/15/2027*	80,000	79,359
Honda Auto Receivables Owner Trust
Series 2022-2, Class A4 3.76%, 12/18/2028	50,000	48,887
Series 2023-2, Class A4 4.91%, 09/17/2029	64,000	64,320
Mercedes-Benz Auto Receivables Trust
Series 2021-1, Class A3 0.46%, 06/15/2026	120,198	116,618
Series 2023-1, Class A3 4.51%, 11/15/2027	150,000	149,041
Santander Drive Auto Receivables Trust
Series 2022-5, Class B 4.43%, 03/15/2027	210,000	207,511
Series 2022-6, Class B 4.72%, 06/15/2027	145,000	143,664
Series 2023-1, Class B 4.98%, 02/15/2028	265,000	263,034
Series 2023-3, Class B 5.61%, 07/17/2028	440,000	442,052
Series 2022-7, Class B 5.95%, 01/17/2028	565,000	567,662
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B 5.71%, 01/22/2030*	215,000	216,547
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A4 4.66%, 09/15/2028	140,000	139,749
Tricolor Auto Securitization Trust
Series 2023-1A, Class A 6.48%, 08/17/2026*	127,144	127,050
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	$ 395,000	$ 388,712
Series 2022-2A, Class B 4.31%, 09/15/2027*	495,000	489,163
Series 2023-1A, Class B 5.41%, 01/18/2028*	145,000	144,309
		9,543,682
Credit Card Receivables — 0.1%
American Express Credit Account Master Trust
Series 2022-3, Class A 3.75%, 08/15/2027	160,000	157,273
Series 2023-2, Class A 4.80%, 05/15/2030	100,000	101,145
Discover Card Execution Note Trust
Series 2022-A4, Class A 5.03%, 10/15/2027	400,000	401,565
		659,983
Home Equity — 0.1%
GSAA Home Equity Trust
Series 2006-15, Class AF6 6.38%, 09/25/2036(3)	79,789	20,621
GSAA Home Equity Trust FRS
Series 2006-20, Class 2A1A 5.57%, (TSFR1M+0.21%), 12/25/2046	20,109	9,580
Series 2006-20, Class 1A1 5.61%, (TSFR1M+0.25%), 12/25/2046	51,998	14,331
Series 2007-1, Class 1A1 5.63%, (TSFR1M+0.27%), 02/25/2037	277,403	76,297
Series 2006-19, Class A1 5.65%, (TSFR1M+0.29%), 12/25/2036	10,496	2,750
Series 2006-3, Class A3 6.07%, (TSFR1M+0.71%), 03/25/2036	10,881	5,765
Series 2007-5, Class 2A3A 6.11%, (TSFR1M+0.75%), 04/25/2047	92,635	43,473
GSAA Home Equity Trust VRS
Series 2006-10, Class AF3 5.98%, 06/25/2036(2)	256,846	66,830
GSAA Trust
Series 2005-7, Class AF4 5.56%, 05/25/2035(3)	163,980	155,860
Morgan Stanley Mtg. Loan Trust FRS
Series 2006-16AX, Class 2A2 5.81%, (TSFR1M+0.45%), 11/25/2036	205,838	57,566
Renaissance Home Equity Loan Trust
Series 2007-1, Class AF5 5.91%, 04/25/2037(3)	338,399	94,168
Series 2006-3, Class AF5 6.12%, 11/25/2036(3)	149,482	55,927
Soundview Home Loan Trust FRS
Series 2007-OPT2, Class 2A3 5.65%, (TSFR1M+0.29%), 07/25/2037	24,593	21,103
Series 2006-3, Class A4 5.97%, (TSFR1M+0.61%), 11/25/2036	217,131	203,842
		828,113
Other Asset Backed Securities — 3.8%
510 Asset Backed Trust
Series 2021-NPL2, Class A1 2.12%, 06/25/2061*(3)	504,446	489,346

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
AASET Trust
Series 2020-1A, Class A 3.35%, 01/16/2040*	$ 106,731	$ 94,235
Affirm Asset Securitization Trust
Series 2023-A, Class 1A 6.61%, 01/18/2028*	335,000	336,926
Aligned Data Centers Issuer LLC
Series 2023-1A, Class A2 6.00%, 08/17/2048*	645,000	638,493
Amur Equipment Finance Receivables XI LLC
Series 2022-2A, Class A2 5.30%, 06/21/2028*	168,251	167,770
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL2, Class A 6.58%, (TSFR1M+1.21%), 05/15/2036*	200,000	198,730
Avant Loans Funding Trust
Series 2021-REV1, Class A 1.21%, 07/15/2030*	132,156	131,215
Benefit Street Partners CLO X, Ltd. FRS
Series 2016-10A, Class A1RR 6.89%, (TSFR3M+1.47%), 04/20/2034*	680,000	679,991
Benefit Street Partners CLO XXXI, Ltd. FRS
Series 2023-31A, Class B1 7.73%, (TSFR3M+2.35%), 04/25/2036*	515,000	515,941
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1 1.53%, 03/15/2061*	94,245	84,237
Series 2021-1A, Class B1 1.98%, 03/15/2061*	108,381	91,921
Series 2020-1, Class A2 1.99%, 07/15/2060*	224,087	190,945
Series 2022-1A, Class A1 5.97%, 08/15/2062*	126,050	123,965
CF Hippolyta LLC
Series 2020-1, Class A1 1.69%, 07/15/2060*	196,944	182,010
CNH Equipment Trust
Series 2023-A, Class A4 4.77%, 10/15/2030	150,000	148,997
Columbia Cent CLO, Ltd. FRS
Series 2018-27A, Class AR 6.83%, (TSFR3M+1.45%), 01/25/2035*	720,000	718,263
DB Master Finance LLC
Series 2021-1A, Class A23 2.79%, 11/20/2051*	1,367,100	1,128,008
DLLAA LLC
Series 2023-1A, Class A3 5.64%, 02/22/2028*	250,000	253,945
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	487,500	430,947
Series 2019-1A, Class A2 3.67%, 10/25/2049*	327,250	298,562
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	722,000	701,452
Elmwood CLO 19, Ltd. FRS
Series 2022-6A, Class BR 7.80%, (TSFR3M+2.4%), 10/17/2036*	665,000	666,651
Elmwood CLO 23, Ltd. FRS
Series 2023-2A, Class B 7.64%, (TSFR3M+2.25%), 04/16/2036*	450,000	449,417
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
First Franklin Mtg. Loan Trust FRS
Series 2006-FF12, Class A5 5.78%, (TSFR1M+0.42%), 09/25/2036	$ 355,341	$ 328,910
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	1,044,095	1,002,033
Golub Capital Partners CLO 68B, Ltd. FRS
Series 2023-68A, Class B 8.20%, (TSFR3M+2.80%), 07/25/2036*	400,000	401,707
HSI Asset Securitization Corp. Trust FRS
Series 2006-OPT3, Class 3A4 6.01%, (TSFR1M+0.65%), 02/25/2036	99,255	96,731
Invesco US CLO, Ltd. FRS
Series 2023-2A, Class B 7.71%, (TSFR3M+2.3%), 04/21/2036*	310,000	310,095
JFIN CLO, Ltd. FRS
Series 2017-1A, Class A1R 6.66%, (TSFR3M+1.26%), 04/24/2029*	263,838	263,635
KKR CLO, Ltd. FRS
Series 22A, Class A 6.83%, (TSFR3M+1.41%), 07/20/2031*	1,415,096	1,415,089
Marlette Funding Trust
Series 2021-2A, Class B 1.06%, 09/15/2031*	1,532	1,528
MFA LLC
Series 2021-NPL1, Class A1 2.36%, 03/25/2060*(3)	424,355	418,421
Morgan Stanley ABS Capital I, Inc. Trust FRS
Series 2006-NC4, Class A2C 5.77%, (TSFR1M+0.41%), 06/25/2036	3,488	2,864
Navient Private Education Refi Loan Trust
Series 2021-FA, Class A 1.11%, 02/18/2070*	396,932	338,015
Series 2023-A, Class A 5.51%, 10/15/2071*	499,890	499,532
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.91%, 10/20/2061*	685,000	599,436
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A 3.84%, 12/25/2025*	69,676	66,410
Octagon 61, Ltd. FRS
Series 2023-2A, Class B 7.77%, (TSFR3M+2.35%), 04/20/2036*	660,000	655,115
OZLM VII, Ltd. FRS
Series 2014-7RA, Class A1R 6.67%, (TSFR3M+1.27%), 07/17/2029*	103,667	103,524
OZLM XVIII, Ltd. FRS
Series 2018-18A, Class A 6.68%, (TSFR3M+1.28%), 04/15/2031*	802,909	801,934
PRET LLC
Series 2021-RN2, Class A1 1.74%, 07/25/2051*(3)	315,673	303,712
Series 2021-NPL3, Class A1 1.87%, 07/25/2051*(3)	364,110	350,781
Pretium Mtg. Credit Partners LLC
Series 2021-RN1, Class A1 1.99%, 02/25/2061*(3)	663,708	647,700
Series 2022-NPL1, Class A1 2.98%, 01/25/2052*(3)	741,835	735,012
Progress Residential Trust
Series 2023-SFR1, Class A 4.30%, 03/17/2040*	399,115	382,161

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Series 2022-SFR5, Class A 4.45%, 06/17/2039*	$ 188,468	$ 182,396
Series 2022-SFR7, Class A 4.75%, 10/27/2039*	307,836	299,899
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A 5.00%, 09/15/2048*	960,000	897,614
RR 23, Ltd. FRS
Series 2022-23A, Class A2R 8.00%, (TSFR3M+2.65%), 10/15/2035*	990,000	999,416
Sapphire Aviation Finance II, Ltd.
Series 2020-1A, Class A 3.23%, 03/15/2040*	166,346	141,911
Securitized Asset Backed Receivables LLC Trust FRS
Series 2006-HE1, Class A2B 5.65%, (TSFR1M+0.29%), 07/25/2036	139,489	47,176
Sound Point CLO XXIX, Ltd. FRS
Series 2021-1A, Class A 6.71%, (TSFR3M+1.33%), 04/25/2034*	1,255,000	1,244,373
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.90%, 07/25/2048*	630,000	619,892
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	290,000	268,288
Texas Debt Capital CLO, Ltd. FRS
Series 2023-1A, Class B 7.72%, (TSFR3M+2.30%), 04/20/2036*	565,000	566,383
Tricon Residential Trust
Series 2023-SFR1, Class A 5.10%, 07/17/2040*	264,756	261,383
VCAT LLC
Series 2021-NPL3, Class A1 1.74%, 05/25/2051*(3)	355,211	342,744
Series 2021-NPL2, Class A1 2.12%, 03/27/2051*(3)	102,838	101,861
Venture 42 CLO, Ltd. FRS
Series 2021-42A, Class A1A 6.79%, (TSFR3M+1.39%), 04/15/2034*	1,255,000	1,242,872
Wellfleet CLO X, Ltd. FRS
Series 2019-XA, Class A1R 6.85%, (TSFR3M+1.43%), 07/20/2032*	918,825	911,381
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	422,986	392,915
Wingstop Funding LLC
Series 2020-1A, Class A2 2.84%, 12/05/2050*	280,725	252,450
		27,219,266
Total Asset Backed Securities (cost $38,781,372)		38,251,044
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.4%
Commercial and Residential — 6.9%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	1,440,000	1,378,980
Adjustable Rate Mtg. Trust FRS
Series 2005-10, Class 6A21 5.97%, (TSFR1M+0.61%), 01/25/2036	45,870	41,696
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2005-9, Class 5A1 6.01%, (TSFR1M+0.65%), 11/25/2035	$ 16,580	$ 16,353
Alternative Loan Trust
Series 2005-64CB, Class 3A1 5.50%, 12/25/2035	72,329	52,059
Series 2006-9T1, Class A1 5.75%, 05/25/2036	92,412	36,305
Alternative Loan Trust FRS
Series 2005-64CB, Class 1A12 5.50%, (TSFR1M+0.91%), 12/25/2035	40,169	33,741
Series 2005-72, Class A1 6.01%, (TSFR1M+0.65%), 01/25/2036	57,112	50,378
Series 2005-56, Class 5A1 6.11%, (TSFR1M+0.75%), 11/25/2035	24,440	19,389
American Home Mtg. Assets Trust FRS
Series 2006-3, Class 2A11 5.95%, (12 MTA+0.94%), 10/25/2046	33,721	22,788
Angel Oak Mtg. Trust VRS
Series 2020-R1, Class A1 0.99%, 04/25/2053*(2)	184,848	168,807
Series 2021-2, Class A1 0.99%, 04/25/2066*(2)	249,187	210,296
Series 2021-3, Class A1 1.07%, 05/25/2066*(2)	465,643	387,399
Series 2021-8, Class A1 1.82%, 11/25/2066*(2)	415,797	351,743
Series 2019-5, Class A1 2.59%, 10/25/2049*(2)	66,313	63,857
Banc of America Funding Trust FRS
Series 2007-1, Class TA1A 5.53%, (TSFR1M+0.17%), 01/25/2037	6,101	5,253
Series 2007-A, Class 2A5 5.93%, (TSFR1M+0.57%), 02/20/2047	104,026	89,588
BANK
Series 2017-BNK8, Class A4 3.49%, 11/15/2050	470,000	434,287
BANK VRS
Series 2018-BN14, Class XA 0.50%, 09/15/2060(2)(4)	8,435,796	149,009
Series 2019-BN24, Class XA 0.64%, 11/15/2062(2)(4)	2,227,549	69,098
Series 2019-BN23, Class XA 0.69%, 12/15/2052(2)(4)	6,740,775	218,669
Series 2017-BNK8, Class XA 0.71%, 11/15/2050(2)(4)	7,034,096	155,096
Series 2019-BN20, Class XA 0.81%, 09/15/2062(2)(4)	4,115,849	149,837
Series 2019-BN18, Class XA 0.89%, 05/15/2062(2)(4)	2,859,763	106,475
Series 2023-BNK45, Class XA 0.99%, 02/15/2056(2)(4)	1,210,856	77,250
Series 2020-BN28, Class XA 1.76%, 03/15/2063(2)(4)	4,705,398	418,524
BCAP LLC Trust FRS
Series 2006-AA2, Class A1 5.81%, (TSFR1M+0.45%), 01/25/2037	8,666	8,012
Bear Stearns ALT-A Trust FRS
Series 2006-1, Class 11A1 5.95%, (TSFR1M+0.59%), 02/25/2036	18,030	15,869
Series 2005-10, Class 11A1 5.97%, (TSFR1M+0.61%), 01/25/2036	53,485	48,907

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Bear Stearns Mtg. Funding Trust FRS
Series 2006-AR3, Class 1A1 5.83%, (TSFR1M+0.47%), 10/25/2036	$ 31,539	$ 26,279
Series 2007-AR1, Class 2A3 5.87%, (TSFR1M+0.51%), 02/25/2037	85,196	77,530
Benchmark Mtg. Trust
Series 2019-B11, Class A2 3.41%, 05/15/2052	788,278	777,460
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.46%, 07/15/2051(2)(4)	4,062,499	60,370
Series 2018-B1, Class XA 0.52%, 01/15/2051(2)(4)	1,812,079	29,910
Series 2018-B8, Class XA 0.62%, 01/15/2052(2)(4)	8,324,883	195,246
Series 2019-B12, Class XA 1.02%, 08/15/2052(2)(4)	1,946,044	67,545
Series 2019-B10, Class XA 1.19%, 03/15/2062(2)(4)	5,447,643	270,802
Series 2020-B22, Class XA 1.51%, 01/15/2054(2)(4)	2,158,056	171,231
Series 2020-B18, Class XA 1.78%, 07/15/2053(2)(4)	1,226,763	79,797
BPR Trust FRS
Series 2022-STAR, Class A 8.59%, (TSFR1M+3.23%), 08/15/2024*	510,000	507,760
BRAVO Residential Funding Trust VRS
Series 2021-NQM1, Class A1 0.94%, 02/25/2049*(2)	160,961	141,964
Series 2021-NQM2, Class A1 0.97%, 03/25/2060*(2)	127,282	118,295
Bunker Hill Loan Depositary Trust
Series 2019-2, Class A1 2.88%, 07/25/2049*(3)	333,953	316,754
BX Commercial Mtg. Trust FRS
Series 2019-IMC, Class A 6.41%, (TSFR1M+1.05%), 04/15/2034*	200,000	198,694
BX Trust FRS
Series 2022-PSB, Class A 7.81%, (TSFR1M+2.45%), 08/15/2039*	465,028	466,258
CAMB Commercial Mtg. Trust FRS
Series 2019-LIFE, Class F 8.21%, (TSFR1M+2.60%), 12/15/2037*	675,000	647,471
CD Mtg. Trust VRS
Series 2016-CD2, Class A4 3.53%, 11/10/2049(2)	1,300,000	1,206,463
Chase Mtg. Finance Corp. VRS
Series 2016-SH2, Class M2 3.75%, 12/25/2045*(2)	91,519	83,414
Chase Mtg. Finance Trust
Series 2005-S3, Class A10 5.50%, 11/25/2035	93,956	68,059
Chase Mtg. Finance Trust VRS
Series 2005-A1, Class 2A2 4.88%, 12/25/2035(2)	52,513	49,288
CHL Mtg. Pass Through Trust FRS
Series 2005-2, Class 2A3 6.15%, (TSFR1M+0.79%), 03/25/2035	24,826	22,377
CHL Mtg. Pass Through Trust VRS
Series 2007-HY4, Class 1A1 4.43%, 09/25/2047(2)	61,849	54,079
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2005-HYB7, Class 6A1 4.44%, 11/20/2035(2)	$ 12,940	$ 11,624
Series 2005-HYB3, Class 2A2A 4.45%, 06/20/2035(2)	21,777	20,116
Citigroup Commercial Mtg. Trust
Series 2015-P1, Class A5 3.72%, 09/15/2048	1,029,000	994,420
Series 2015-GC35, Class A4 3.82%, 11/10/2048	1,235,000	1,189,199
Citigroup Commercial Mtg. Trust VRS
Series 2014-GC23, Class XA 0.89%, 07/10/2047(2)(4)	2,818,230	6,439
Series 2015-GC29, Class XA 1.01%, 04/10/2048(2)(4)	2,680,180	24,836
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2018-RP3, Class A1 3.25%, 03/25/2061*(2)	332,857	320,170
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(2)	410,112	331,755
Series 2021-3, Class A1 0.96%, 09/27/2066*(2)	701,510	556,738
Series 2022-5, Class A1 4.55%, 04/25/2067*(2)	812,848	796,718
Commercial Mtg. Trust
Series 2022-HC, Class A 2.82%, 01/10/2039*	186,000	163,017
Series 2013-300P, Class A1 4.35%, 08/10/2030*	845,000	784,794
Commercial Mtg. Trust VRS
Series 2022-HC, Class D 3.90%, 01/10/2039*(2)	190,000	148,399
CSAIL Commercial Mtg. Trust
Series 2019-C17, Class A2 3.00%, 09/15/2052	162,431	158,827
Series 2015-C3, Class A3 3.45%, 08/15/2048	641,439	626,453
Series 2015-C1, Class A4 3.51%, 04/15/2050	1,448,000	1,405,693
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.71%, 06/15/2057(2)(4)	8,195,008	46,743
Series 2016-C6, Class XA 1.86%, 01/15/2049(2)(4)	1,688,685	52,375
CSMC Trust VRS
Series 2021-NQM5, Class A1 0.94%, 05/25/2066*(2)	352,670	279,185
Series 2021-NQM2, Class A1 1.18%, 02/25/2066*(2)	509,741	433,756
Series 2021-RPL4, Class A1 1.80%, 12/27/2060*(2)	262,226	254,867
Series 2021-NQM8, Class A1 1.84%, 10/25/2066*(2)	436,506	367,066
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(2)	330,598	297,522
Series 2016-NXSR, Class A4 3.79%, 12/15/2049(2)	1,536,000	1,457,558
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	1,625,000	1,505,187
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.70%, 09/15/2053(2)(4)	952,278	53,725

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Deephaven Residential Mtg. Trust VRS
Series 2021-2, Class A1 0.90%, 04/25/2066*(2)	$ 167,777	$ 143,254
Deutsche Alt-A Securities Mtg. Loan Trust FRS
Series 2007-RMP1, Class A2 5.77%, (TSFR1M+0.41%), 12/25/2036	65,349	59,134
Series 2007-AR2, Class A1 5.77%, (TSFR1M+0.41%), 03/25/2037	7,553	6,716
DSLA Mtg. Loan Trust FRS
Series 2006-AR1, Class 1A1A 5.93%, (12 MTA+0.92%), 03/19/2046	119,403	95,494
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(2)	171,043	136,267
GCAT Trust VRS
Series 2021-NQM2, Class A1 1.04%, 05/25/2066*(2)	352,091	288,196
GMACM Mtg. Loan Trust VRS
Series 2006-AR1, Class 1A1 3.36%, 04/19/2036(2)	107,401	82,740
Series 2005-AR5, Class 4A1 4.15%, 09/19/2035(2)	10,812	9,153
GreenPoint Mtg. Funding Trust FRS
Series 2005-AR4, Class 3A1 6.41%, (12MTA+1.40%), 10/25/2045	97,898	74,443
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	1,285,000	919,725
Series 2005-ROCK, Class A 5.37%, 05/03/2032*	155,000	151,796
GS Mtg. Securities Trust
Series 2017-GS7, Class A4 3.43%, 08/10/2050	1,255,000	1,156,575
Series 2015-GS1, Class A3 3.73%, 11/10/2048	1,307,000	1,259,898
GS Mtg. Securities Trust VRS
Series 2020-GC45, Class XA 0.66%, 02/13/2053(2)(4)	4,982,144	142,561
GSR Mtg. Loan Trust FRS
Series 2007-1F, Class 4A1 5.77%, (TSFR1M+0.41%), 01/25/2037	304,287	72,726
GSR Mtg. Loan Trust VRS
Series 2005-AR5, Class 2A3 4.63%, 10/25/2035(2)	42,654	23,271
Series 2006-AR1, Class 2A1 4.63%, 01/25/2036(2)	2,800	2,558
Series 2006-AR1, Class 2A4 4.63%, 01/25/2036(2)	36,236	32,843
HarborView Mtg. Loan Trust FRS
Series 2006-12, Class 2A2A 5.85%, (TSFR1M+0.49%), 01/19/2038	5,206	4,536
Series 2006-12, Class 2A13 5.95%, (TSFR1M+0.59%), 12/19/2036	118,144	110,366
IndyMac Index Mtg. Loan Trust FRS
Series 2005-AR14, Class 1A1A 6.03%, (TSFR1M+0.67%), 07/25/2035	2,768	1,979
IndyMac Index Mtg. Loan Trust VRS
Series 2007-AR9, Class 2A1 3.71%, 04/25/2037(2)	104,820	65,958
Series 2006-AR3, Class 1A1 4.26%, 12/25/2036(2)	93,164	73,325
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
JPMBB Commercial Mtg. Securities Trust
Series 2014-C21, Class A5 3.77%, 08/15/2047	$ 290,000	$ 286,216
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	1,110,000	1,018,935
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	305,000	255,723
Series 2017-JP5, Class A5 3.72%, 03/15/2050	1,355,000	1,276,710
JPMorgan Mtg. Trust VRS
Series 2006-A3, Class 3A2 4.01%, 05/25/2036(2)	36,069	29,252
Legacy Mtg. Asset Trust
Series 2021-GS2, Class A1 1.75%, 04/25/2061*(3)	245,585	237,090
Series 2021-GS3, Class A1 1.75%, 07/25/2061*(3)	339,049	326,066
Series 2019-GS7, Class A1 7.25%, 11/25/2059*(3)	669,035	668,844
Lehman XS Trust FRS
Series 2006-16N, Class A4A 5.85%, (TSFR1M+0.49%), 11/25/2046	185,117	158,566
LIFE Mtg. Trust FRS
Series 2021-BMR, Class D 6.88%, (TSFR1M+1.51%), 03/15/2038*	201,509	193,910
LSTAR Securities Investment, Ltd. FRS
Series 2021-1, Class A 8.27%, (TSFR1M+2.91%), 02/01/2026*	408,390	409,252
MASTR Adjustable Rate Mtg. Trust VRS
Series 2004-13, Class 3A7 5.39%, 11/21/2034(2)	21,461	20,084
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A4, Class 1A 4.82%, 07/25/2035(2)	91,635	42,068
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(2)	126,205	118,070
MFA Trust VRS
Series 2020-NQM3, Class A1 1.01%, 01/26/2065*(2)	42,729	38,265
Series 2021-NQM2, Class A1 1.03%, 11/25/2064*(2)	252,699	213,236
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(2)	180,157	163,549
Mill City Mtg. Loan Trust VRS
Series 2019-GS1, Class A1 2.75%, 07/25/2059*(2)	565,763	538,341
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20, Class A4 3.25%, 02/15/2048	791,000	768,995
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 0.95%, 12/15/2047(2)(4)	1,581,394	5,709
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.32%, 06/15/2050(2)(4)	1,505,958	41,866

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
New Residential Mtg. Loan Trust FRS
Series 2017-5A, Class A1 6.97%, (TSFR1M+1.61%), 06/25/2057*	$ 294,144	$ 292,065
New Residential Mtg. Loan Trust VRS
Series 2021-NQ2R, Class A1 0.94%, 10/25/2058*(2)	150,072	136,499
Series 2019-NQM4, Class A1 2.49%, 09/25/2059*(2)	72,428	66,616
Series 2019-5A, Class A1B 3.50%, 08/25/2059*(2)	277,539	259,498
Series 2016-2A, Class A1 3.75%, 11/26/2035*(2)	310,972	293,731
Series 2016-4A, Class A1 3.75%, 11/25/2056*(2)	319,281	299,873
Series 2017-4A, Class A1 4.00%, 05/25/2057*(2)	328,118	309,662
Series 2018-5A, Class A1 4.75%, 12/25/2057*(2)	251,542	245,018
NJ Trust VRS
Series 2023-GSP, Class A 6.70%, 01/06/2029*(2)	390,000	406,596
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(2)	740,330	605,905
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS
Series 2006-AF1, Class 3A1 4.86%, 06/25/2036(2)	62,092	45,546
OBX Trust VRS
Series 2021-NQM3, Class A1 1.05%, 07/25/2061*(2)	1,037,146	792,529
Series 2021-NQM1, Class A1 1.07%, 02/25/2066*(2)	477,641	393,836
Series 2021-NQM2, Class A1 1.10%, 05/25/2061*(2)	551,417	423,496
One Bryant Park Trust
Series 2019-OBP, Class A 2.52%, 09/15/2054*	670,000	567,244
PRPM LLC
Series 2021-5, Class A1 1.79%, 06/25/2026*(3)	462,656	450,650
Series 2021-3, Class A1 1.87%, 04/25/2026*(3)	269,452	262,679
Series 2021-4, Class A1 1.87%, 04/25/2026*(3)	442,845	432,542
Series 2021-9, Class A1 2.36%, 10/25/2026*(3)	769,942	746,014
Series 2020-6, Class A1 5.36%, 11/25/2025*(3)	113,366	113,456
PRPM LLC VRS
Series 2021-2, Class A1 2.12%, 03/25/2026*(2)	159,410	157,635
RALI Series Trust
Series 2005-QS17, Class A9 6.00%, 12/25/2035	33,002	28,552
RALI Series Trust FRS
Series 2006-QA3, Class A2 6.07%, (TSFR1M+0.71%), 04/25/2036	256,016	219,265
RFMSI Series Trust VRS
Series 2007-SA2, Class 2A1 4.66%, 04/25/2037(2)	8,695	7,192
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	$ 1,225,000	$ 1,098,790
Shellpoint Co-Originator Trust VRS
Series 2017-2, Class A1 3.50%, 10/25/2047*(2)	24,260	21,522
STAR Trust VRS
Series 2021-1, Class A1 1.22%, 05/25/2065*(2)	354,662	313,512
Starwood Mtg. Residential Trust VRS
Series 2021-2, Class A1 0.94%, 05/25/2065*(2)	127,215	114,764
Series 2021-6, Class A1 1.92%, 11/25/2066*(2)	676,472	555,973
Structured Adjustable Rate Mtg. Loan Trust FRS
Series 2004-13, Class A2 5.77%, (TSFR1M+0.41%), 09/25/2034	12,055	10,441
Structured Asset Mtg. Investments II Trust FRS
Series 2006-AR1, Class 3A1 5.93%, (TSFR1M+0.57%), 02/25/2036	43,348	33,642
Toorak Mtg. Corp., Ltd.
Series 2021-1, Class A1 3.24%, 06/25/2024*(3)	353,307	346,051
Towd Point Mtg. Trust
Series 2023-1, Class A1 3.75%, 01/25/2063*	467,299	441,747
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(2)	1,087,351	935,346
Tyson Corner Mtg. Trust VRS
Series 2023-CRNR, Class A 6.80%, 12/10/2033*(2)	730,000	759,788
Verus Securitization Trust VRS
Series 2021-R2, Class A1 0.92%, 02/25/2064*(2)	227,355	200,060
Series 2021-4, Class A1 0.94%, 07/25/2066*(2)	310,606	246,574
Series 2021-2, Class A1 1.03%, 02/25/2066*(2)	194,220	167,613
Series 2021-8, Class A1 1.82%, 11/25/2066*(2)	470,503	406,786
Series 2021-7, Class A1 1.83%, 10/25/2066*(2)	946,733	821,891
WaMu Mtg. Pass-Through Certs. Trust VRS
Series 2007-HY6, Class 1A1 3.81%, 06/25/2037(2)	69,674	59,325
Washington Mutual Mtg. Pass-Through Certs. Trust FRS
Series 2006-AR17, Class 1A 4.40%, (12 MTA+0.82%), 12/25/2046	172,556	139,251
Series 2006-AR9, Class 1A 5.84%, (12 MTA+0.83%), 11/25/2046	73,284	59,610
Series 2006-AR13, Class 1A 5.89%, (12 MTA+0.88%), 10/25/2046	85,867	71,173
Series 2006-5, Class 1A1 6.00%, (TSFR1M+0.71%), 07/25/2036	38,201	25,291
Series 2006-AR15, Class 2A 6.51%, (12 MTA+1.50%), 11/25/2046	37,062	32,525
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 0.87%, 09/15/2057(2)(4)	5,116,982	60,508

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2015-NXS1, Class XA 1.06%, 05/15/2048(2)(4)	$ 2,410,788	$ 18,247
Series 2015-NXS1, Class D 4.14%, 05/15/2048(2)	75,000	64,302
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR16, Class A1 6.24%, 10/25/2036(2)	21,511	19,630
		49,008,615
U.S. Government Agency — 1.5%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K064, Class X1 0.60%, 03/25/2027(2)(4)	4,685,244	75,237
Series K124, Class X1 0.72%, 12/25/2030(2)(4)	3,474,118	138,255
Series K122, Class X1 0.88%, 11/25/2030(2)(4)	882,742	41,674
Series K121, Class X1 1.02%, 10/25/2030(2)(4)	1,609,936	85,877
Series K104, Class X1 1.12%, 01/25/2030(2)(4)	2,452,601	130,759
Series K114, Class X1 1.12%, 06/25/2030(2)(4)	2,881,440	166,174
Series K111, Class X1 1.57%, 05/25/2030(2)(4)	1,115,969	86,994
Federal Home Loan Mtg. Corp. REMIC
Series 5055, Class DG 1.50%, 12/25/2050	743,237	593,185
Series 4216, Class KQ 1.70%, 10/15/2039	55,286	54,133
Series 4961, Class JB 2.50%, 12/15/2042	336,525	302,988
Series 3883, Class PB 3.00%, 05/15/2041	104,261	98,610
Series 4740, Class BA 3.00%, 09/15/2045	45,487	43,511
Federal Home Loan Mtg. Corp. SCRT
Series 2020-1, Class MA 2.50%, 08/25/2059	290,542	262,900
Series 2019-3, Class MV 3.50%, 10/25/2058	208,273	190,362
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Debt Notes FRS
Series 2023-DNA2, Class M1B 8.59%, (SOFR30A+3.25%), 04/25/2043*	285,000	296,637
Series 2022-HQA2, Class M1B 9.34%, (SOFR30A+4.00%), 07/25/2042*	335,000	351,179
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-DNA5, Class M2 6.99%, (TSFR1M+1.65%), 01/25/2034*	81,123	81,462
Series 2022-DNA3, Class M1B 8.24%, (SOFR30A+2.90%), 04/25/2042*	310,000	318,302
Series 2022-DNA4, Class M1B 8.69%, (SOFR30A+3.35%), 05/25/2042*	440,000	457,529
Series 2022-HQA1, Class M1B 8.84%, (SOFR30A+3.50%), 03/25/2042*	100,000	103,542
Series 2023-HQA1, Class M1B 8.84%, (SOFR30A+3.50%), 05/25/2043*	840,000	887,706
Series 2022-HQA3, Class M1B 8.89%, (SOFR30A+3.55%), 08/25/2042*	135,000	139,574
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2022-DNA6, Class M1B 9.04%, (SOFR30A+3.70%), 09/25/2042*	$ 370,000	$ 389,211
Series 2022-DNA5, Class M1B 9.84%, (SOFR30A+4.50%), 06/25/2042*	535,000	576,051
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-HRP1, Class M2 7.60%, (SOFR30A+2.26%), 11/25/2039*	90,386	91,169
Series 2022-R08, Class 1M1 7.89%, (TSFR1M+2.55%), 07/25/2042*	131,163	134,520
Series 2023-R06, Class 1M2 8.04%, (SOFR30A+2.70%), 07/25/2043*	530,000	540,071
Series 2023-R05, Class 1M2 8.44%, (SOFR30A+3.1%), 06/25/2043*	275,000	287,173
Series 2016-C07, Class 2M2 9.80%, (SOFR30A+4.46%), 05/25/2029	288,346	304,147
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	77,665	74,846
Series 2012-21, Class PQ 2.00%, 09/25/2041	61,885	56,466
Series 2012-18, Class GA 2.00%, 12/25/2041	109,578	98,983
Series 2015-48, Class QB 3.00%, 02/25/2043	126,162	120,309
Series 2017-16, Class PB 3.00%, 03/25/2047	515,000	439,109
Series 2018-27, Class EA 3.00%, 05/25/2048	266,803	238,557
Series 2018-35, Class CD 3.00%, 05/25/2048	169,803	149,670
Series 2019-45, Class PT 3.00%, 08/25/2049	226,811	205,233
Series 2012-52, Class PA 3.50%, 05/25/2042	91,622	87,734
Series 2012-120, Class ZB 3.50%, 11/25/2042	849,489	786,423
Series 2018-23, Class LA 3.50%, 04/25/2048	229,684	217,191
Series 2022-90, Class AY 4.50%, 12/25/2041	1,215,000	1,177,108
Government National Mtg. Assoc. REMIC
Series 2015-56, Class LB 1.50%, 04/16/2040	3,731	3,719
		10,884,280
Total Collateralized Mortgage Obligations (cost $66,299,176)		59,892,895
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 71.0%
U.S. Government — 37.8%
United States Treasury Bonds
1.13%, 05/15/2040	2,018,000	1,300,506
1.25%, 05/15/2050	8,004,000	4,313,093
1.38%, 11/15/2040(5)	2,440,000	1,618,883
1.38%, 08/15/2050	3,951,000	2,201,602
1.75%, 08/15/2041	1,854,000	1,289,399
1.88%, 02/15/2041 to 11/15/2051	2,054,000	1,415,966
2.00%, 08/15/2051	3,145,000	2,053,710
2.25%, 08/15/2046 to 08/15/2049	4,112,000	2,892,548
2.38%, 02/15/2042 to 05/15/2051	13,103,000	9,446,825
2.50%, 02/15/2045 to 05/15/2046	1,923,000	1,445,221
2.50%, 02/15/2046(6)	5,853,000	4,391,808
2.75%, 11/15/2042 to 08/15/2047	981,000	776,251

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
2.88%, 05/15/2043 to 05/15/2049	$ 5,915,000	$ 4,748,593
3.00%, 05/15/2042 to 08/15/2052	20,456,000	16,763,849
3.13%, 02/15/2043 to 05/15/2048	5,509,000	4,666,400
3.38%, 05/15/2044 to 11/15/2048	2,057,000	1,801,318
3.63%, 08/15/2043(6)	3,530,000	3,245,256
3.63%, 02/15/2044 to 05/15/2053	3,904,000	3,595,257
4.13%, 08/15/2053	1,439,000	1,454,514
4.38%, 11/15/2039 to 05/15/2040	2,035,000	2,116,616
4.50%, 02/15/2036	1,422,000	1,516,541
4.75%, 02/15/2041	493,000	532,999
5.25%, 11/15/2028 to 02/15/2029	5,086,000	5,397,606
5.38%, 02/15/2031	1,289,000	1,412,512
6.13%, 11/15/2027	544,000	586,628
6.38%, 08/15/2027	394,000	425,643
United States Treasury Bonds TIPS
0.25%, 02/15/2050(7)	4,697,205	3,058,829
1.38%, 07/15/2033(7)	2,380,691	2,307,884
United States Treasury Notes
0.25%, 06/30/2025 to 09/30/2025	14,380,000	13,447,949
0.38%, 09/15/2024 to 09/30/2027	16,685,000	15,264,154
0.50%, 02/28/2026 to 10/31/2027	14,549,000	13,000,904
0.63%, 07/31/2026 to 08/15/2030	21,631,000	18,857,017
0.75%, 05/31/2026 to 01/31/2028	9,681,000	8,758,180
0.88%, 11/15/2030	910,000	747,586
1.13%, 02/29/2028 to 02/15/2031	8,212,000	7,075,989
1.25%, 05/31/2028 to 08/15/2031	14,575,000	12,684,152
1.38%, 11/15/2031	3,786,000	3,143,267
1.50%, 08/15/2026 to 02/15/2030	4,472,000	4,178,392
1.63%, 02/15/2026 to 05/15/2031	17,483,000	15,853,430
1.88%, 02/28/2027	1,230,000	1,153,029
2.00%, 02/15/2025 to 11/15/2026	8,147,000	7,788,789
2.13%, 05/15/2025	5,012,000	4,852,047
2.25%, 10/31/2024 to 11/15/2027	12,992,000	12,446,630
2.38%, 05/15/2027	1,145,000	1,087,526
2.63%, 03/31/2025 to 02/15/2029	7,167,000	6,928,283
2.75%, 07/31/2027 to 08/15/2032	8,212,000	7,636,662
2.88%, 07/31/2025 to 05/15/2032	8,961,000	8,528,805
3.00%, 07/31/2024 to 07/15/2025	1,400,000	1,376,457
3.63%, 05/31/2028	3,565,000	3,527,261
4.13%, 11/15/2032	3,956,000	4,021,212
4.38%, 08/31/2028 to 11/30/2030	2,956,000	3,021,819
4.50%, 07/15/2026 to 11/15/2033	7,521,000	7,887,765
		270,043,562
U.S. Government Agency — 33.2%
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	991,860	861,995
2.00%, 02/01/2036 to 08/01/2052	6,752,263	5,624,377
2.50%, 01/01/2028 to 09/01/2051	1,056,038	943,851
3.00%, 08/01/2027 to 08/01/2046	1,591,240	1,459,677
3.50%, 01/01/2032 to 02/01/2052	2,261,514	2,118,751
4.00%, 09/01/2040 to 01/01/2050	927,593	894,492
4.50%, 07/01/2045 to 06/01/2052	1,098,542	1,076,570
5.00%, 09/01/2031 to 01/01/2053	4,170,699	4,132,533
5.50%, 01/01/2036 to 01/01/2053	614,807	619,144
6.00%, 03/01/2040 to 01/01/2053	455,855	463,120
6.25%, 07/15/2032	206,000	238,830
6.75%, 03/15/2031	100,000	116,381
Federal Home Loan Mtg. Corp. FRS
4.74%, (RFUCCT6M+1.49%), 02/01/2037	6,149	6,185
Federal National Mtg. Assoc.
1.50%, 12/01/2050	1,446,220	1,128,323
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
1.88%, 09/24/2026	$ 837,000	$ 789,436
2.00%, 11/01/2035 to 05/01/2052	28,482,892	23,435,762
2.50%, 04/01/2028 to 04/01/2052	10,700,385	9,273,709
2.63%, 09/06/2024	2,025,000	1,992,154
3.00%, 10/01/2027 to 07/01/2052	5,449,326	4,931,303
3.50%, 08/01/2026 to 08/01/2049	3,031,068	2,837,306
4.00%, 03/01/2039 to 03/01/2049	2,150,369	2,078,338
4.50%, 10/01/2024 to 12/01/2048	843,661	833,216
5.00%, 05/01/2040 to 01/01/2053	3,955,538	3,917,409
5.50%, 08/01/2037 to 04/01/2053	581,443	586,872
6.00%, 11/01/2038 to 09/01/2053	987,210	1,003,216
6.50%, 10/01/2037 to 10/01/2053	532,638	545,806
6.63%, 11/15/2030	871,000	1,002,511
7.25%, 05/15/2030	2,260,000	2,665,680
Federal National Mtg. Assoc. FRS
5.04%, (RFUCCT1Y+1.57%), 05/01/2037	7,757	7,927
5.63%, (H15T1Y+2.27%), 11/01/2036	20,145	20,636
6.07%, (RFUCCT1Y+1.82%), 10/01/2040	8,878	9,154
6.08%, (RFUCCT1Y+1.83%), 10/01/2040	28,925	29,755
Government National Mtg. Assoc.
2.00%, 11/20/2050	1,343,874	1,137,934
2.00%, February 30 TBA	4,500,000	3,809,707
2.50%, 07/20/2051 to 09/20/2051	2,642,402	2,311,374
3.00%, 02/20/2045 to 03/20/2052	1,080,091	988,063
3.00%, February 30 TBA	20,300,000	18,377,793
3.50%, 03/20/2045 to 07/20/2045	125,571	118,600
3.50%, February 30 TBA	14,300,000	13,316,875
4.00%, 03/15/2039 to 10/20/2052	1,521,500	1,461,773
4.50%, 09/15/2033 to 04/20/2047	286,108	284,201
4.50%, February 30 TBA	6,800,000	6,636,392
5.00%, 06/15/2033 to 08/15/2038	192,978	194,683
5.50%, 02/15/2032 to 05/20/2053	1,101,936	1,110,103
6.00%, 04/15/2028 to 12/15/2036	418,518	429,454
6.50%, 09/15/2031 to 12/15/2031	4,718	4,860
7.50%, 09/15/2030	5,283	5,289
Tennessee Valley Authority
4.25%, 09/15/2065	577,000	530,140
Uniform Mtg. Backed Securities
2.00%, February 30 TBA	24,600,000	20,102,812
2.50%, February 30 TBA	7,600,000	6,464,750
3.00%, February 30 TBA	16,000,000	14,151,875
3.50%, February 30 TBA	19,100,000	17,521,266
4.00%, February 30 TBA	10,300,000	9,741,145
4.50%, February 30 TBA	7,495,000	7,264,880
5.50%, February 30 TBA	12,135,000	12,186,195
6.00%, February 30 TBA	23,500,000	23,859,844
		237,654,427
Total U.S. Government & Agency Obligations (cost $538,836,117)		507,697,989
FOREIGN GOVERNMENT OBLIGATIONS — 1.6%
Banks — 0.1%
Bank Gospodarstwa Krajowego
5.38%, 05/22/2033*	200,000	202,622
Development Bank of Japan, Inc.
1.75%, 02/18/2025*	268,000	258,430
Industrial Bank of Korea
1.04%, 06/22/2025*	341,000	321,859
		782,911
Regional(State/Province) — 0.0%
Province of British Columbia Canada
4.20%, 07/06/2033	144,000	142,476

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign — 1.5%
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	8,722,000	$ 1,772,812
Government of Bermuda
2.38%, 08/20/2030*		$ 200,000	171,178
5.00%, 07/15/2032*		200,000	198,400
Government of Hungary
1.63%, 04/28/2032	EUR	1,240,000	1,110,287
Government of Macedonia
2.75%, 01/18/2025	EUR	410,000	441,280
3.68%, 06/03/2026*	EUR	480,000	513,141
Government of Romania
2.63%, 12/02/2040*	EUR	645,000	477,059
2.75%, 04/14/2041	EUR	1,475,000	1,090,979
3.38%, 02/08/2038	EUR	255,000	219,902
Kingdom of Saudi Arabia
2.00%, 07/09/2039	EUR	110,000	93,715
5.00%, 01/18/2053*		685,000	644,803
Republic of Angola
8.00%, 11/26/2029		325,000	288,242
Republic of Benin
4.95%, 01/22/2035*	EUR	585,000	507,349
Republic of Chile
1.25%, 01/22/2051	EUR	255,000	157,243
Republic of Costa Rica
6.55%, 04/03/2034*		245,000	253,575
Republic of Hungary
6.13%, 05/22/2028*		635,000	659,567
Republic of Indonesia
1.10%, 03/12/2033	EUR	1,075,000	936,063
Republic of Philippines
1.20%, 04/28/2033	EUR	740,000	653,857
1.75%, 04/28/2041	EUR	300,000	230,853
			10,420,305
Total Foreign Government Obligations (cost $13,418,432)			11,345,692
MUNICIPAL SECURITIES — 0.5%
Chicago Board of Education General Obligation Bonds
6.14%, 12/01/2039		335,000	316,961
6.32%, 11/01/2029		350,000	350,432
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040		160,000	138,485
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025		925,000	877,668
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028		1,260,000	1,342,413
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035		525,000	535,047
Total Municipal Securities (cost $3,755,341)			3,561,006
Security Description	Shares or Principal Amount	Value
ESCROWS AND LITIGATION TRUSTS — 0.0%
Paragon Offshore Finance Co. †(8) (cost $587)	587	$ 0
Total Long-Term Investment Securities (cost $899,801,096)		851,776,887
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49%(9) (cost $1,021,180)	1,020,683	1,021,091
REPURCHASE AGREEMENTS — 1.6%
Bank of America Securities LLC Joint Repurchase Agreement(10)	$ 2,225,000	2,225,000
Barclays Capital, Inc. Joint Repurchase Agreement(10)	2,280,000	2,280,000
BNP Paribas SA Joint Repurchase Agreement(10)	2,260,000	2,260,000
Deutsche Bank AG Joint Repurchase Agreement(10)	2,220,000	2,220,000
RBS Securities, Inc. Joint Repurchase Agreement(10)	2,220,000	2,220,000
Total Repurchase Agreements (cost $11,205,000)		11,205,000
TOTAL INVESTMENTS (cost $912,027,276)	120.8%	864,002,978
Other assets less liabilities	(20.8)	(148,526,072)
NET ASSETS	100.0%	$715,476,906
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Diversified Fixed Income Portfolio has no right to demand registration of these securities. At December 31, 2023, the aggregate value of these securities was $127,709,882 representing 17.8% of net assets.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of December 31, 2023.
(4)	Interest Only
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	Principal amount of security is adjusted for inflation.
(8)	Securities classified as Level 3 (see Note 1).
(9)	The rate shown is the 7-day yield as of December 31, 2023.
(10)	See Note 2 for details of Joint Repurchase Agreements.
12 MTA—Federal Reserve US 12 Month Cumulative Average 1 Year CMT
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
BRL—Brazilian Real
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at December 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	830,000	USD	Fixed 2.880%	12-Month SOFR	Annual	Annual	Mar 2053	$ 9,431	$ 58,428	$ 67,859
Centrally Cleared	2,225,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	3,659	141,403	145,062
Centrally Cleared	1,380,000	USD	Fixed 3.250	12-Month SOFR	Annual	Annual	Jun 2053	(14,845)	32,679	17,834
Centrally Cleared	2,165,000	USD	Fixed 3.590	12-Month SOFR	Annual	Annual	Sep 2053	9,216	(119,986)	(110,770)
								$7,461	$112,524	$119,985
Credit Default Swaps - Buyer(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount(2)	Currency	USD notional amount(2)	Pay fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	Federative Republic of Brazil	$1,710,000	USD	$1,710,000	1.000%	Quarterly	Jun 2028	$77,750	$(66,711)	$11,039
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
7	Long	U.S. Treasury 2 Year Notes	March 2024	$1,426,144	$1,441,398	$ 15,254
79	Long	U.S. Treasury 5 Year Notes	March 2024	8,379,665	8,593,102	213,437
3	Long	U.S. Treasury Long Bonds	March 2024	345,798	374,813	29,015
						$257,706
						Unrealized (Depreciation)
110	Short	Canada 10 Year Bonds	March 2024	$ 9,867,831	$10,308,894	$ (441,063)
10	Short	Euro Buxl 30 Year Bonds	March 2024	1,464,235	1,564,518	(100,283)
19	Short	Euro-BTP	March 2024	2,425,485	2,499,177	(73,692)
40	Short	Euro-BUND	March 2024	5,905,692	6,059,362	(153,670)
96	Short	U.S. Treasury 10 Year Notes	March 2024	10,587,217	10,837,500	(250,283)
130	Short	U.S. Treasury Ultra 10 Year Notes	March 2024	14,652,742	15,342,031	(689,289)
75	Short	U.S. Treasury Ultra Bonds	March 2024	9,050,736	10,019,532	(968,796)
						$(2,677,076)
		Net Unrealized Appreciation (Depreciation)				$(2,419,370)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank, N.A.	EUR	366,000	USD	402,799	03/20/2024	$—	$ (2,489)
Deutsche Bank AG	EUR	7,052,000	USD	7,761,417	03/20/2024	—	(47,575)
Goldman Sachs International	BRL	8,177,000	USD	1,635,779	03/20/2024	—	(35,376)
Unrealized Appreciation (Depreciation)						$—	$(85,440)
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$231,028,261	$—	$231,028,261
Asset Backed Securities	—	38,251,044	—	38,251,044
Collateralized Mortgage Obligations	—	59,892,895	—	59,892,895
U.S. Government & Agency Obligations	—	507,697,989	—	507,697,989
Foreign Government Obligations	—	11,345,692	—	11,345,692
Municipal Securities	—	3,561,006	—	3,561,006
Escrows and Litigation Trusts	—	—	0	0
Short-Term Investments	1,021,091	—	—	1,021,091
Repurchase Agreements	—	11,205,000	—	11,205,000
Total Investments at Value	$1,021,091	$862,981,887	$0	$864,002,978
Other Financial Instruments:†
Swaps	$—	$232,510	$—	$232,510
Futures Contracts	257,706	—	—	257,706
Total Other Financial Instruments	$257,706	$232,510	$—	$490,216
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$186,697	$—	$186,697
Futures Contracts	2,677,076	—	—	2,677,076
Forward Foreign Currency Contracts	—	85,440	—	85,440
Total Other Financial Instruments	$2,677,076	$272,137	$—	$2,949,213
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 72.5%
Advertising — 2.5%
Trade Desk, Inc., Class A†	12,989	$ 934,688
Aerospace/Defense — 0.0%
Joby Aviation, Inc.†	1,290	8,579
Agriculture — 0.1%
Andersons, Inc.	278	15,996
Darling Ingredients, Inc.†	202	10,068
Dole PLC	1,167	14,342
Fresh Del Monte Produce, Inc.	134	3,518
Vital Farms, Inc.†	341	5,350
		49,274
Airlines — 0.1%
SkyWest, Inc.†	483	25,213
Apparel — 0.2%
Crocs, Inc.†	334	31,199
Steven Madden, Ltd.	363	15,246
Urban Outfitters, Inc.†	545	19,451
		65,896
Auto Manufacturers — 2.6%
Tesla, Inc.†	3,852	957,145
Auto Parts & Equipment — 0.2%
Adient PLC†	605	21,998
American Axle & Manufacturing Holdings, Inc.†	876	7,718
Lear Corp.	52	7,343
Titan International, Inc.†	215	3,199
Visteon Corp.†	91	11,366
XPEL, Inc.†	131	7,054
		58,678
Banks — 2.0%
Amalgamated Financial Corp.	62	1,670
Ameris Bancorp	426	22,599
Associated Banc-Corp	252	5,390
Bancorp, Inc.†	538	20,745
Bank of N.T. Butterfield & Son, Ltd.	973	31,146
BankUnited, Inc.	221	7,167
Banner Corp.	241	12,908
Business First Bancshares, Inc.	229	5,645
Byline Bancorp, Inc.	558	13,146
Capital City Bank Group, Inc.	172	5,062
Central Pacific Financial Corp.	153	3,011
City Holding Co.	6	662
Coastal Financial Corp.†	264	11,724
ConnectOne Bancorp, Inc.	1,652	37,847
Customers Bancorp, Inc.†	667	38,433
CVB Financial Corp.	1,234	24,914
Eastern Bankshares, Inc.	1,773	25,177
Enterprise Financial Services Corp.	374	16,699
Equity Bancshares, Inc., Class A	51	1,729
Financial Institutions, Inc.	40	852
First BanCorp/Puerto Rico	3,028	49,811
First Bancshares, Inc.	198	5,807
First Citizens BancShares, Inc., Class A	12	17,028
First Commonwealth Financial Corp.	289	4,462
First Financial Corp.	100	4,303
First Merchants Corp.	520	19,282
First Mid Bancshares, Inc.	171	5,927
FNB Corp.	215	2,961
Heartland Financial USA, Inc.	123	4,626
Heritage Commerce Corp.	954	9,464
Security Description	Shares or Principal Amount	Value

Banks (continued)
Home BancShares, Inc.	422	$ 10,689
Hope Bancorp, Inc.	648	7,828
Live Oak Bancshares, Inc.	103	4,686
Mercantile Bank Corp.	38	1,534
Merchants Bancorp	511	21,758
Mid Penn Bancorp, Inc.	38	923
MidWestOne Financial Group, Inc.	61	1,641
MVB Financial Corp.	17	384
National Bank Holdings Corp., Class A	98	3,645
OFG Bancorp	907	33,994
Old National Bancorp	1,441	24,338
Old Second Bancorp, Inc.	724	11,179
Pathward Financial, Inc.	495	26,200
Pinnacle Financial Partners, Inc.	133	11,600
Popular, Inc.	537	44,072
Preferred Bank	93	6,794
Premier Financial Corp.	86	2,073
QCR Holdings, Inc.	319	18,626
South Plains Financial, Inc.	22	637
Southside Bancshares, Inc.	92	2,881
SouthState Corp.	96	8,107
Towne Bank	204	6,071
TriCo Bancshares	277	11,903
UMB Financial Corp.	36	3,008
United Bankshares, Inc.	170	6,383
WesBanco, Inc.	170	5,333
Westamerica BanCorp	77	4,344
Wintrust Financial Corp.	349	32,370
		723,198
Beverages — 0.1%
Coca-Cola Consolidated, Inc.	16	14,854
Primo Water Corp.	1,265	19,038
Vita Coco Co., Inc.†	776	19,905
		53,797
Biotechnology — 4.8%
ACADIA Pharmaceuticals, Inc.†	889	27,835
Allogene Therapeutics, Inc.†	1,499	4,812
Amicus Therapeutics, Inc.†	2,722	38,625
ANI Pharmaceuticals, Inc.†	98	5,404
Arrowhead Pharmaceuticals, Inc.†	286	8,752
Atara Biotherapeutics, Inc.†	4,147	2,127
Axsome Therapeutics, Inc.†	371	29,528
Biohaven, Ltd.†	41	1,755
Bluebird Bio, Inc.†	93	128
Blueprint Medicines Corp.†	152	14,020
Bridgebio Pharma, Inc.†	159	6,419
Esperion Therapeutics, Inc.†	5,067	15,150
Illumina, Inc.†	3,043	423,707
Immunovant, Inc.†	527	22,202
Insmed, Inc.†	495	15,340
Intellia Therapeutics, Inc.†	290	8,842
MeiraGTx Holdings PLC†	1,081	7,589
Mural Oncology PLC†	35	207
OmniAb, Inc. (Earnout Shares 12.50)†(1)	56	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	56	0
Ovid therapeutics, Inc.†	4,931	15,878
Prothena Corp. PLC†	329	11,956
PTC Therapeutics, Inc.†	279	7,689
Replimune Group, Inc.†	732	6,171
REVOLUTION Medicines, Inc.†	998	28,623
Royalty Pharma PLC, Class A	32,666	917,588

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Sage Therapeutics, Inc.†	354	$ 7,671
Sana Biotechnology, Inc.†	8	33
SpringWorks Therapeutics, Inc.†	665	24,272
Sutro Biopharma, Inc.†	79	339
Syndax Pharmaceuticals, Inc.†	858	18,541
Travere Therapeutics, Inc.†	1,036	9,314
Twist Bioscience Corp.†	327	12,053
Tyra Biosciences, Inc.†	1,224	16,952
Vericel Corp.†	424	15,099
Viking Therapeutics, Inc.†	1,371	25,514
Xencor, Inc.†	1,297	27,535
		1,777,670
Building Materials — 0.4%
Apogee Enterprises, Inc.	136	7,264
Boise Cascade Co.	157	20,310
Gibraltar Industries, Inc.†	137	10,820
Griffon Corp.	456	27,793
Simpson Manufacturing Co., Inc.	36	7,127
Summit Materials, Inc., Class A†	185	7,115
UFP Industries, Inc.	444	55,744
		136,173
Chemicals — 0.4%
AdvanSix, Inc.	211	6,322
Avient Corp.	328	13,635
Cabot Corp.	314	26,219
Ecovyst, Inc.†	189	1,846
H.B. Fuller Co.	218	17,747
Ingevity Corp.†	113	5,336
Livent Corp.†	208	3,740
Orion SA	1,576	43,702
Tronox Holdings PLC	310	4,390
Valvoline, Inc.†	401	15,070
		138,007
Coal — 0.2%
Alpha Metallurgical Resources, Inc.	113	38,298
Arch Resources, Inc.	91	15,101
CONSOL Energy, Inc.	40	4,021
Peabody Energy Corp.	114	2,772
SunCoke Energy, Inc.	262	2,814
		63,006
Commercial Services — 5.0%
ABM Industries, Inc.	974	43,664
Adtalem Global Education, Inc.†	339	19,984
Adyen NV*†	744	958,174
AMN Healthcare Services, Inc.†	111	8,312
API Group Corp.†	1,379	47,713
Barrett Business Services, Inc.	129	14,938
Block, Inc.†	3,883	300,350
Brink's Co.	217	19,085
CBIZ, Inc.†	417	26,100
Cross Country Healthcare, Inc.†	432	9,780
EVERTEC, Inc.	733	30,009
Flywire Corp.†	1,071	24,794
Heidrick & Struggles International, Inc.	296	8,741
Herc Holdings, Inc.	141	20,994
Huron Consulting Group, Inc.†	224	23,027
Information Services Group, Inc.	3,489	16,433
John Wiley & Sons, Inc., Class A	243	7,713
Kforce, Inc.	256	17,295
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
LiveRamp Holdings, Inc.†	824	$ 31,213
Perdoceo Education Corp.	730	12,819
Progyny, Inc.†	1,059	39,374
Remitly Global, Inc.†	569	11,050
Repay Holdings Corp.†	766	6,542
Riot Platforms, Inc.†	1,208	18,688
Stride, Inc.†	278	16,505
TriNet Group, Inc.†	405	48,167
Upbound Group, Inc.	358	12,161
V2X, Inc.†	464	21,548
		1,815,173
Computers — 0.7%
ASGN, Inc.†	242	23,273
CACI International, Inc., Class A†	89	28,823
Insight Enterprises, Inc.†	145	25,693
Integral Ad Science Holding Corp.†	454	6,533
KBR, Inc.	371	20,557
Qualys, Inc.†	189	37,097
Rapid7, Inc.†	479	27,351
Super Micro Computer, Inc.†	262	74,476
Unisys Corp.†	3,742	21,030
		264,833
Cosmetics/Personal Care — 0.2%
e.l.f. Beauty, Inc.†	312	45,034
Edgewell Personal Care Co.	422	15,458
Inter Parfums, Inc.	51	7,344
		67,836
Distribution/Wholesale — 0.3%
G-III Apparel Group, Ltd.†	417	14,170
Hudson Technologies, Inc.†	105	1,417
Resideo Technologies, Inc.†	331	6,229
Rush Enterprises, Inc., Class A	751	37,775
ScanSource, Inc.†	222	8,793
Titan Machinery, Inc.†	238	6,874
WESCO International, Inc.	191	33,211
		108,469
Diversified Financial Services — 1.5%
AssetMark Financial Holdings, Inc.†	300	8,985
BGC Group, Inc., Class A	951	6,866
Enact Holdings, Inc.	324	9,360
Enova International, Inc.†	95	5,259
Federal Agricultural Mtg. Corp., Class C	29	5,545
Federated Hermes, Inc.	319	10,801
Intercontinental Exchange, Inc.	2,762	354,724
International Money Express, Inc.†	676	14,933
Mr. Cooper Group, Inc.†	429	27,937
PennyMac Financial Services, Inc.	110	9,721
Piper Sandler Cos.	98	17,137
PJT Partners, Inc., Class A	73	7,437
Radian Group, Inc.	1,079	30,805
StoneX Group, Inc.†	135	9,967
Victory Capital Holdings, Inc., Class A	902	31,065
Virtus Investment Partners, Inc.	37	8,945
		559,487
Electric — 0.3%
Clearway Energy, Inc., Class A	174	4,451
Clearway Energy, Inc., Class C	654	17,939
IDACORP, Inc.	154	15,141
MGE Energy, Inc.	278	20,102

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Northwestern Energy Group, Inc.	155	$ 7,888
Portland General Electric Co.	708	30,685
Unitil Corp.	567	29,807
		126,013
Electrical Components & Equipment — 0.1%
Encore Wire Corp.	196	41,866
Electronics — 0.3%
Atkore, Inc.†	394	63,040
Benchmark Electronics, Inc.	489	13,516
OSI Systems, Inc.†	233	30,069
		106,625
Energy-Alternate Sources — 0.0%
Green Plains, Inc.†	290	7,314
REX American Resources Corp.†	144	6,811
Sunnova Energy International, Inc.†	315	4,804
		18,929
Engineering & Construction — 0.6%
Comfort Systems USA, Inc.	318	65,403
Construction Partners, Inc., Class A†	273	11,881
IES Holdings, Inc.†	115	9,110
MasTec, Inc.†	117	8,859
MYR Group, Inc.†	381	55,104
Primoris Services Corp.	475	15,775
Sterling Infrastructure, Inc.†	434	38,162
		204,294
Entertainment — 0.2%
Everi Holdings, Inc.†	936	10,549
Light & Wonder, Inc.†	216	17,736
Lions Gate Entertainment Corp., Class A†	934	10,180
SeaWorld Entertainment, Inc.†	351	18,543
		57,008
Environmental Control — 0.1%
Tetra Tech, Inc.	217	36,224
Food — 0.2%
Cal-Maine Foods, Inc.	201	11,535
Chefs' Warehouse, Inc.†	314	9,241
John B. Sanfilippo & Son, Inc.	168	17,311
Simply Good Foods Co.†	458	18,137
SpartanNash Co.	360	8,262
Sprouts Farmers Market, Inc.†	422	20,302
SunOpta, Inc.†	1,404	7,680
		92,468
Gas — 0.2%
Chesapeake Utilities Corp.	192	20,281
New Jersey Resources Corp.	275	12,260
Northwest Natural Holding Co.	210	8,177
ONE Gas, Inc.	457	29,120
		69,838
Hand/Machine Tools — 0.0%
Luxfer Holdings PLC	164	1,466
Healthcare-Products — 1.3%
Adaptive Biotechnologies Corp.†	110	539
Alphatec Holdings, Inc.†	745	11,257
AngioDynamics, Inc.†	1,114	8,734
AtriCure, Inc.†	730	26,054
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Atrion Corp.	10	$ 3,788
Axonics, Inc.†	130	8,090
Danaher Corp.	1,316	304,443
Inmode, Ltd.†	386	8,585
Lantheus Holdings, Inc.†	557	34,534
Merit Medical Systems, Inc.†	318	24,155
Natera, Inc.†	159	9,960
OmniAb, Inc.†	599	3,696
Omnicell, Inc.†	175	6,585
Quanterix Corp.†	207	5,659
SI-BONE, Inc.†	472	9,907
Treace Medical Concepts, Inc.†	377	4,807
		470,793
Healthcare-Services — 0.4%
Fulgent Genetics, Inc.†	236	6,823
HealthEquity, Inc.†	515	34,145
Medpace Holdings, Inc.†	146	44,753
National HealthCare Corp.	319	29,482
OPKO Health, Inc.†	3,588	5,418
Surgery Partners, Inc.†	178	5,694
Tenet Healthcare Corp.†	161	12,167
		138,482
Home Builders — 0.4%
Forestar Group, Inc.†	287	9,491
Green Brick Partners, Inc.†	247	12,829
Landsea Homes Corp.†	1,333	17,516
Meritage Homes Corp.	166	28,917
Skyline Champion Corp.†	115	8,540
Taylor Morrison Home Corp.†	904	48,228
Tri Pointe Homes, Inc.†	647	22,904
		148,425
Home Furnishings — 0.2%
Daktronics, Inc.†	2,021	17,138
MillerKnoll, Inc.	1,370	36,552
Sonos, Inc.†	801	13,729
Xperi, Inc.†	1,151	12,684
		80,103
Household Products/Wares — 0.1%
Central Garden & Pet Co., Class A†	452	19,906
Insurance — 0.4%
American Equity Investment Life Holding Co.†	167	9,319
BRP Group, Inc., Class A†	98	2,354
Enstar Group, Ltd.†	11	3,238
Essent Group, Ltd.	639	33,701
Jackson Financial, Inc., Class A	501	25,651
Kinsale Capital Group, Inc.	9	3,014
NMI Holdings, Inc., Class A†	812	24,100
Palomar Holdings, Inc.†	344	19,092
RLI Corp.	174	23,163
Skyward Specialty Insurance Group, Inc.†	164	5,556
		149,188
Internet — 20.0%
Airbnb, Inc., Class A†	6,577	895,393
Amazon.com, Inc.†	4,704	714,726
Blade Air Mobility, Inc.†	1,788	6,312
Cars.com, Inc.†	349	6,621
Chewy, Inc., Class A†	15,029	355,135
DoorDash, Inc., Class A†	13,538	1,338,773

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Magnite, Inc.†	636	$ 5,940
MercadoLibre, Inc.†	499	784,198
Meta Platforms, Inc., Class A†	304	107,604
Open Lending Corp.†	885	7,531
Opendoor Technologies, Inc.†	2,803	12,557
OptimizeRx Corp.†	359	5,137
Perficient, Inc.†	160	10,531
Q2 Holdings, Inc.†	229	9,941
QuinStreet, Inc.†	554	7,102
Shopify, Inc., Class A†	19,914	1,551,301
Shutterstock, Inc.	335	16,174
Squarespace, Inc., Class A†	414	13,666
Uber Technologies, Inc.†	23,360	1,438,275
Yelp, Inc.†	588	27,836
		7,314,753
Iron/Steel — 0.1%
ATI, Inc.†	104	4,729
Commercial Metals Co.	864	43,234
Schnitzer Steel Industries, Inc., Class A	137	4,132
		52,095
Leisure Time — 0.1%
Acushnet Holdings Corp.	476	30,069
Lodging — 0.1%
Bluegreen Vacations Holding Corp.	226	16,977
Boyd Gaming Corp.	251	15,715
Hilton Grand Vacations, Inc.†	397	15,952
		48,644
Machinery-Construction & Mining — 0.1%
Argan, Inc.	285	13,335
Bloom Energy Corp., Class A†	302	4,470
Terex Corp.	82	4,712
		22,517
Machinery-Diversified — 0.2%
Albany International Corp., Class A	33	3,241
Applied Industrial Technologies, Inc.	29	5,008
Watts Water Technologies, Inc., Class A	238	49,585
		57,834
Media — 0.1%
Gray Television, Inc.	482	4,319
Liberty Latin America, Ltd., Class C†	2,060	15,120
Thryv Holdings, Inc.†	500	10,175
		29,614
Metal Fabricate/Hardware — 0.2%
Mueller Industries, Inc.	1,157	54,553
Olympic Steel, Inc.	44	2,935
Ryerson Holding Corp.	158	5,479
		62,967
Mining — 0.1%
Constellium SE†	734	14,651
Hecla Mining Co.	2,335	11,231
Uranium Energy Corp.†	1,682	10,765
		36,647
Miscellaneous Manufacturing — 0.1%
Fabrinet†	237	45,108
Security Description	Shares or Principal Amount	Value

Oil & Gas — 0.9%
California Resources Corp.	194	$ 10,608
Chord Energy Corp.	220	36,571
Civitas Resources, Inc.	121	8,274
CNX Resources Corp.†	309	6,180
CVR Energy, Inc.	257	7,787
Delek US Holdings, Inc.	431	11,120
Gulfport Energy Corp.†	31	4,129
Helmerich & Payne, Inc.	75	2,717
Magnolia Oil & Gas Corp., Class A	277	5,897
Matador Resources Co.	726	41,280
Murphy Oil Corp.	756	32,251
Noble Corp. PLC	598	28,800
Ovintiv, Inc.	512	22,487
Patterson-UTI Energy, Inc.	2,681	28,955
PBF Energy, Inc., Class A	297	13,056
SM Energy Co.	1,184	45,844
Valaris, Ltd.†	96	6,583
Weatherford International PLC†	250	24,457
		336,996
Oil & Gas Services — 0.3%
ChampionX Corp.	781	22,813
Liberty Energy, Inc.	1,642	29,786
NOW, Inc.†	2,495	28,244
Oceaneering International, Inc.†	725	15,428
Oil States International, Inc.†	860	5,839
Select Water Solutions, Inc.	678	5,146
		107,256
Packaging & Containers — 0.0%
Greif, Inc., Class A	85	5,575
O-I Glass, Inc.†	630	10,320
		15,895
Pharmaceuticals — 0.6%
ACELYRIN, Inc.†	1,539	11,481
Alkermes PLC†	367	10,181
BellRing Brands, Inc.†	688	38,136
Catalyst Pharmaceuticals, Inc.†	687	11,548
Enanta Pharmaceuticals, Inc.†	320	3,011
Herbalife, Ltd.†	800	12,208
Kura Oncology, Inc.†	1,189	17,098
Longboard Pharmaceuticals, Inc.†	1,652	9,962
Madrigal Pharmaceuticals, Inc.†	109	25,220
Nature's Sunshine Products, Inc.†	206	3,562
Option Care Health, Inc.†	934	31,466
Prestige Consumer Healthcare, Inc.†	262	16,040
Protagonist Therapeutics, Inc.†	472	10,823
USANA Health Sciences, Inc.†	273	14,633
Y-mAbs Therapeutics, Inc.†	22	150
		215,519
REITS — 1.3%
Agree Realty Corp.	613	38,588
Apple Hospitality REIT, Inc.	1,041	17,291
Armada Hoffler Properties, Inc.	153	1,893
Brandywine Realty Trust	1,945	10,503
BrightSpire Capital, Inc.	1,832	13,630
Broadstone Net Lease, Inc.	490	8,438
CareTrust REIT, Inc.	290	6,490
City Office REIT, Inc.	350	2,138
Community Healthcare Trust, Inc.	154	4,103
COPT Defense Properties	1,128	28,911
Easterly Government Properties, Inc.	265	3,562

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Equity Commonwealth	306	$ 5,875
Essential Properties Realty Trust, Inc.	428	10,940
First Industrial Realty Trust, Inc.	119	6,268
Global Medical REIT, Inc.	148	1,643
Innovative Industrial Properties, Inc.	71	7,158
InvenTrust Properties Corp.	468	11,859
Kite Realty Group Trust	747	17,076
KKR Real Estate Finance Trust, Inc.	169	2,236
Ladder Capital Corp.	1,010	11,625
MFA Financial, Inc.	1,325	14,933
National Storage Affiliates Trust	196	8,128
Phillips Edison & Co., Inc.	725	26,448
Plymouth Industrial REIT, Inc.	628	15,116
PotlatchDeltic Corp.	456	22,390
Retail Opportunity Investments Corp.	1,143	16,036
RLJ Lodging Trust	1,214	14,228
RPT Realty	232	2,977
Ryman Hospitality Properties, Inc.	328	36,100
Sabra Health Care REIT, Inc.	1,353	19,307
SITE Centers Corp.	832	11,340
SL Green Realty Corp.	273	12,331
STAG Industrial, Inc.	469	18,413
Tanger, Inc.	298	8,260
Terreno Realty Corp.	239	14,978
UMH Properties, Inc.	346	5,301
Veris Residential, Inc.	232	3,649
		460,162
Retail — 2.1%
Abercrombie & Fitch Co., Class A†	357	31,494
Academy Sports & Outdoors, Inc.	221	14,586
Asbury Automotive Group, Inc.†	158	35,545
Beacon Roofing Supply, Inc.†	437	38,028
BlueLinx Holdings, Inc.†	73	8,272
Boot Barn Holdings, Inc.†	183	14,047
Buckle, Inc.	365	17,345
Carvana Co.†	154	8,153
Cava Group, Inc.†	221	9,499
Dave & Buster's Entertainment, Inc.†	458	24,663
FirstCash Holdings, Inc.	226	24,496
Floor & Decor Holdings, Inc., Class A†	3,424	381,981
GMS, Inc.†	406	33,467
Group 1 Automotive, Inc.	89	27,122
Kura Sushi USA, Inc., Class A†	83	6,308
ODP Corp.†	426	23,984
Savers Value Village, Inc.†	653	11,349
Signet Jewelers, Ltd.	309	33,143
Wingstop, Inc.	50	12,829
		756,311
Savings & Loans — 0.1%
Banc of California, Inc.	414	5,560
OceanFirst Financial Corp.	924	16,040
WSFS Financial Corp.	103	4,731
		26,331
Semiconductors — 0.5%
ACM Research, Inc., Class A†	1,011	19,755
Axcelis Technologies, Inc.†	56	7,263
Cirrus Logic, Inc.†	86	7,154
MACOM Technology Solutions Holdings, Inc.†	385	35,786
Onto Innovation, Inc.†	89	13,608
Rambus, Inc.†	695	47,434
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Semtech Corp.†	792	$ 17,353
SMART Global Holdings, Inc.†	707	13,383
Ultra Clean Holdings, Inc.†	179	6,111
Veeco Instruments, Inc.†	980	30,409
		198,256
Software — 18.1%
Adeia, Inc.	851	10,544
Asana, Inc., Class A†	844	16,044
AvePoint, Inc.†	4,085	33,538
BILL Holdings, Inc.†	7,208	588,101
BlackLine, Inc.†	302	18,857
Box, Inc., Class A†	1,315	33,677
Braze, Inc.†	329	17,480
C3.ai, Inc., Class A†	164	4,708
Cloudflare, Inc., Class A†	20,548	1,710,826
CommVault Systems, Inc.†	346	27,628
Datadog, Inc., Class A†	4,297	521,570
Donnelley Financial Solutions, Inc.†	719	44,844
Duolingo, Inc.†	104	23,592
Envestnet, Inc.†	318	15,747
Health Catalyst, Inc.†	2,695	24,956
MicroStrategy, Inc., Class A†	71	44,845
Oddity Tech, Ltd., Class A†	601	27,965
Olo, Inc., Class A†	1,942	11,108
ROBLOX Corp., Class A†	20,765	949,376
Snowflake, Inc., Class A†	7,162	1,425,238
Sprout Social, Inc., Class A†	191	11,735
SPS Commerce, Inc.†	159	30,821
Veeva Systems, Inc., Class A†	1,689	325,166
Veradigm, Inc.†	990	10,385
Workiva, Inc.†	333	33,810
ZoomInfo Technologies, Inc.†	35,767	661,332
Zuora, Inc., Class A†	522	4,907
		6,628,800
Telecommunications — 0.2%
Aviat Networks, Inc.†	284	9,275
Calix, Inc.†	507	22,151
EchoStar Corp., Class A†	227	3,761
Extreme Networks, Inc.†	322	5,680
Gogo, Inc.†	342	3,465
Iridium Communications, Inc.	138	5,680
Ooma, Inc.†	925	9,925
Telephone & Data Systems, Inc.	139	2,551
		62,488
Toys/Games/Hobbies — 0.0%
JAKKS Pacific, Inc.†	113	4,017
Transportation — 1.2%
ArcBest Corp.	276	33,178
Dorian LPG, Ltd.	269	11,801
Eagle Bulk Shipping, Inc.	71	3,933
Forward Air Corp.	64	4,024
Hub Group, Inc., Class A†	410	37,695
Matson, Inc.	197	21,591
Radiant Logistics, Inc.†	1,009	6,700
Safe Bulkers, Inc.	833	3,274
Teekay Tankers, Ltd., Class A	259	12,942
Union Pacific Corp.	1,303	320,043
		455,181

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water — 0.0%
American States Water Co.	223	$ 17,934
Total Common Stocks (cost $22,275,659)		26,554,144
CORPORATE BONDS & NOTES — 9.5%
Advertising — 0.0%
Lamar Media Corp.
4.88%, 01/15/2029	$ 15,000	14,480
Aerospace/Defense — 0.1%
Boeing Co.
5.04%, 05/01/2027	10,000	10,087
5.15%, 05/01/2030	6,000	6,108
Northrop Grumman Corp.
5.15%, 05/01/2040	4,000	4,053
		20,248
Agriculture — 0.1%
Philip Morris International, Inc.
4.88%, 02/15/2028	5,000	5,053
5.13%, 11/17/2027 to 02/15/2030	25,000	25,423
5.38%, 02/15/2033	5,000	5,129
5.63%, 11/17/2029 to 09/07/2033	10,000	10,465
		46,070
Apparel — 0.1%
Hanesbrands, Inc.
4.88%, 05/15/2026*	15,000	14,469
Tapestry, Inc.
7.05%, 11/27/2025	5,000	5,110
William Carter Co.
5.63%, 03/15/2027*	30,000	29,625
		49,204
Auto Manufacturers — 0.0%
Ford Motor Co.
3.25%, 02/12/2032	10,000	8,317
Banks — 1.9%
Bank of America Corp.
1.90%, 07/23/2031	10,000	8,181
2.57%, 10/20/2032	5,000	4,145
2.59%, 04/29/2031	30,000	25,854
2.69%, 04/22/2032	25,000	21,111
3.19%, 07/23/2030	14,000	12,694
5.02%, 07/22/2033	10,000	9,892
5.20%, 04/25/2029	10,000	10,062
5.93%, 09/15/2027	15,000	15,305
Bank of New York Mellon Corp.
6.32%, 10/25/2029	15,000	15,933
Citigroup, Inc.
1.28%, 11/03/2025	10,000	9,621
Goldman Sachs Group, Inc.
2.62%, 04/22/2032	30,000	25,182
3.81%, 04/23/2029	25,000	23,734
HSBC Holdings PLC
5.89%, 08/14/2027	200,000	202,769
Huntington Bancshares, Inc.
4.44%, 08/04/2028	20,000	19,386
JPMorgan Chase & Co.
3.51%, 01/23/2029	19,000	18,004
3.70%, 05/06/2030	5,000	4,706
4.01%, 04/23/2029	16,000	15,394
5.30%, 07/24/2029	10,000	10,147
Security Description	Shares or Principal Amount	Value

Banks (continued)
6.07%, 10/22/2027	$ 5,000	$ 5,144
M&T Bank Corp.
5.05%, 01/27/2034	23,000	21,793
7.41%, 10/30/2029	15,000	16,134
Macquarie Group, Ltd.
5.11%, 08/09/2026*	20,000	19,913
Morgan Stanley
1.79%, 02/13/2032	5,000	3,993
2.24%, 07/21/2032	20,000	16,325
2.48%, 01/21/2028	15,000	13,923
4.21%, 04/20/2028	10,000	9,774
4.43%, 01/23/2030	5,000	4,870
5.16%, 04/20/2029	10,000	10,057
6.41%, 11/01/2029	10,000	10,598
PNC Financial Services Group, Inc.
6.88%, 10/20/2034	5,000	5,551
Wells Fargo & Co.
2.57%, 02/11/2031	12,000	10,369
2.88%, 10/30/2030	5,000	4,445
3.00%, 10/23/2026	9,000	8,544
3.35%, 03/02/2033	12,000	10,481
4.81%, 07/25/2028	15,000	14,890
4.90%, 07/25/2033	5,000	4,871
5.39%, 04/24/2034	10,000	10,043
5.57%, 07/25/2029	20,000	20,421
6.49%, 10/23/2034	5,000	5,439
		679,698
Biotechnology — 0.1%
Amgen, Inc.
5.25%, 03/02/2033	15,000	15,378
Royalty Pharma PLC
2.15%, 09/02/2031	15,000	12,252
3.30%, 09/02/2040	5,000	3,756
		31,386
Building Materials — 0.1%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	20,000	19,313
Standard Industries, Inc.
4.38%, 07/15/2030*	20,000	18,368
		37,681
Chemicals — 0.1%
Celanese US Holdings LLC
6.05%, 03/15/2025	5,000	5,031
6.17%, 07/15/2027	10,000	10,253
6.33%, 07/15/2029	10,000	10,483
6.55%, 11/15/2030	5,000	5,286
		31,053
Commercial Services — 0.2%
Gartner, Inc.
4.50%, 07/01/2028*	10,000	9,483
Global Payments, Inc.
4.95%, 08/15/2027	10,000	10,016
Howard University
2.80%, 10/01/2030	10,000	8,772
2.90%, 10/01/2031	5,000	4,314
Service Corp. International
3.38%, 08/15/2030	25,000	21,803
5.13%, 06/01/2029	15,000	14,700

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
United Rentals North America, Inc.
4.00%, 07/15/2030	$ 15,000	$ 13,817
5.50%, 05/15/2027	5,000	5,011
		87,916
Computers — 0.1%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	30,000	28,260
Cosmetics/Personal Care — 0.0%
Kenvue, Inc.
5.05%, 03/22/2053	5,000	5,173
Distribution/Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/2028	5,000	5,117
Diversified Financial Services — 0.5%
American Express Co.
6.34%, 10/30/2026	10,000	10,196
Ameriprise Financial, Inc.
5.70%, 12/15/2028	5,000	5,239
Capital One Financial Corp.
1.88%, 11/02/2027	25,000	22,487
3.27%, 03/01/2030	20,000	17,862
5.47%, 02/01/2029	4,000	3,988
5.82%, 02/01/2034	5,000	4,976
6.31%, 06/08/2029	17,000	17,440
6.38%, 06/08/2034	5,000	5,146
7.62%, 10/30/2031	5,000	5,494
Discover Financial Services
7.96%, 11/02/2034	13,000	14,462
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	45,000	43,749
Intercontinental Exchange, Inc.
2.10%, 06/15/2030	25,000	21,492
4.35%, 06/15/2029	5,000	4,984
Nasdaq, Inc.
5.55%, 02/15/2034	7,000	7,272
Synchrony Financial
4.88%, 06/13/2025	15,000	14,744
		199,531
Electric — 1.5%
AES Corp.
3.30%, 07/15/2025*	5,000	4,816
Alabama Power Co.
3.45%, 10/01/2049	15,000	11,269
4.15%, 08/15/2044	5,000	4,282
Ameren Corp.
5.00%, 01/15/2029	15,000	15,067
Arizona Public Service Co.
5.55%, 08/01/2033	10,000	10,333
Berkshire Hathaway Energy Co.
1.65%, 05/15/2031	4,000	3,208
4.60%, 05/01/2053	5,000	4,451
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	5,000	4,381
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	5,000	3,535
5.50%, 03/15/2034	5,000	5,244
Dominion Energy, Inc.
3.38%, 04/01/2030	5,000	4,603
5.38%, 11/15/2032	28,000	28,752
Security Description	Shares or Principal Amount	Value

Electric (continued)
6.30%, 03/15/2033	$ 5,000	$ 5,364
Duke Energy Carolinas LLC
2.55%, 04/15/2031	5,000	4,333
Duke Energy Corp.
2.55%, 06/15/2031	20,000	17,065
4.30%, 03/15/2028	5,000	4,929
4.50%, 08/15/2032	10,000	9,679
Duke Energy Indiana LLC
2.75%, 04/01/2050	10,000	6,465
Duke Energy Progress LLC
3.70%, 10/15/2046	5,000	3,888
4.00%, 04/01/2052	5,000	4,109
4.38%, 03/30/2044	10,000	8,819
Edison International
4.13%, 03/15/2028	5,000	4,828
6.95%, 11/15/2029	15,000	16,278
Emera, Inc.
6.75%, 06/15/2076	3,000	2,938
Evergy, Inc.
2.45%, 09/15/2024	5,000	4,886
2.90%, 09/15/2029	6,000	5,427
Eversource Energy
3.38%, 03/01/2032	8,000	7,079
4.60%, 07/01/2027	10,000	9,919
5.13%, 05/15/2033	10,000	10,050
5.95%, 02/01/2029	5,000	5,236
Georgia Power Co.
4.70%, 05/15/2032	5,000	4,979
Kentucky Power Co.
7.00%, 11/15/2033*	15,000	16,126
Monongahela Power Co.
5.85%, 02/15/2034*	5,000	5,246
National Grid PLC
5.60%, 06/12/2028	5,000	5,151
National Rural Utilities Cooperative Finance Corp.
5.80%, 01/15/2033	10,000	10,590
Nextera Energy Capital Holdings, Inc.
2.25%, 06/01/2030	5,000	4,277
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027	18,000	17,967
5.00%, 02/28/2030 to 07/15/2032	10,000	10,078
NRG Energy, Inc.
2.45%, 12/02/2027*	5,000	4,508
Oglethorpe Power Corp.
4.50%, 04/01/2047	5,000	4,236
Ohio Edison Co.
5.50%, 01/15/2033*	5,000	5,060
Oncor Electric Delivery Co. LLC
5.65%, 11/15/2033*	10,000	10,653
Pacific Gas & Electric Co.
2.50%, 02/01/2031	13,000	10,724
4.55%, 07/01/2030	15,000	14,286
4.95%, 07/01/2050	1,000	854
5.25%, 03/01/2052	5,000	4,443
5.45%, 06/15/2027	10,000	10,081
5.90%, 06/15/2032	10,000	10,168
6.10%, 01/15/2029	25,000	25,870
6.15%, 01/15/2033	10,000	10,365
6.40%, 06/15/2033	5,000	5,261
PPL Capital Funding, Inc.
4.13%, 04/15/2030	5,000	4,760
Public Service Enterprise Group, Inc.
6.13%, 10/15/2033	5,000	5,374

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Puget Energy, Inc.
2.38%, 06/15/2028	$ 5,000	$ 4,469
3.65%, 05/15/2025	2,000	1,949
4.10%, 06/15/2030	12,000	10,995
4.22%, 03/15/2032	5,000	4,523
Sempra
3.70%, 04/01/2029	4,000	3,811
5.40%, 08/01/2026	10,000	10,131
Southern California Edison Co.
2.25%, 06/01/2030	5,000	4,291
2.85%, 08/01/2029	4,000	3,645
5.30%, 03/01/2028	5,000	5,132
5.85%, 11/01/2027	5,000	5,221
Southern Co.
3.25%, 07/01/2026	10,000	9,647
Southwestern Electric Power Co.
5.30%, 04/01/2033	20,000	20,000
Virginia Electric & Power Co.
5.00%, 04/01/2033	5,000	5,057
Xcel Energy, Inc.
1.75%, 03/15/2027	20,000	18,238
4.60%, 06/01/2032	3,000	2,925
		542,324
Electronics — 0.0%
Sensata Technologies BV
5.00%, 10/01/2025*	10,000	10,012
Entertainment — 0.1%
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	2,000	1,763
WMG Acquisition Corp.
3.88%, 07/15/2030*	25,000	22,619
		24,382
Environmental Control — 0.1%
Clean Harbors, Inc.
4.88%, 07/15/2027*	30,000	29,397
Veralto Corp.
5.35%, 09/18/2028*	10,000	10,232
		39,629
Food — 0.0%
Conagra Brands, Inc.
4.85%, 11/01/2028	10,000	9,983
Sysco Corp.
5.75%, 01/17/2029	5,000	5,209
		15,192
Gas — 0.2%
Brooklyn Union Gas Co.
4.63%, 08/05/2027*	20,000	19,497
6.39%, 09/15/2033*	5,000	5,220
KeySpan Gas East Corp.
5.99%, 03/06/2033*	7,000	7,118
NiSource, Inc.
3.49%, 05/15/2027	10,000	9,628
3.60%, 05/01/2030	12,000	11,165
5.25%, 03/30/2028	10,000	10,196
Southern California Gas Co.
5.20%, 06/01/2033	7,000	7,198
Security Description	Shares or Principal Amount	Value

Gas (continued)
Southwest Gas Corp.
2.20%, 06/15/2030	$ 5,000	$ 4,255
		74,277
Hand/Machine Tools — 0.1%
Regal Rexnord Corp.
6.05%, 04/15/2028*	15,000	15,184
6.30%, 02/15/2030*	10,000	10,259
		25,443
Healthcare-Products — 0.1%
Avantor Funding, Inc.
4.63%, 07/15/2028*	20,000	19,330
Hologic, Inc.
4.63%, 02/01/2028*	15,000	14,399
Teleflex, Inc.
4.63%, 11/15/2027	10,000	9,720
		43,449
Healthcare-Services — 0.2%
Centene Corp.
2.45%, 07/15/2028	5,000	4,453
3.38%, 02/15/2030	10,000	8,972
4.63%, 12/15/2029	30,000	28,762
HCA, Inc.
3.38%, 03/15/2029	10,000	9,227
Humana, Inc.
3.70%, 03/23/2029	11,000	10,567
Kaiser Foundation Hospitals
3.00%, 06/01/2051	7,000	4,986
UnitedHealth Group, Inc.
2.75%, 05/15/2040	10,000	7,571
3.50%, 08/15/2039	2,000	1,699
5.88%, 02/15/2053	2,000	2,265
		78,502
Home Builders — 0.0%
Taylor Morrison Communities, Inc.
5.75%, 01/15/2028*	15,000	15,069
Insurance — 0.3%
Aon Corp./Aon Global Holdings PLC
5.35%, 02/28/2033	5,000	5,128
Athene Global Funding
2.65%, 10/04/2031*	20,000	16,249
2.72%, 01/07/2029*	13,000	11,302
Athene Holding, Ltd.
5.88%, 01/15/2034	5,000	5,046
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	31,000	27,153
Marsh & McLennan Cos., Inc.
4.75%, 03/15/2039	4,000	3,888
Willis North America, Inc.
3.60%, 05/15/2024	5,000	4,954
4.65%, 06/15/2027	20,000	19,780
		93,500
Internet — 0.2%
Gen Digital, Inc.
5.00%, 04/15/2025*	15,000	14,850
6.75%, 09/30/2027*	15,000	15,260
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	26,000	25,478
		55,588

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Investment Companies — 0.1%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	$ 30,000	$ 27,080
Iron/Steel — 0.0%
Vale Overseas, Ltd.
6.13%, 06/12/2033	5,000	5,190
Leisure Time — 0.0%
Carnival Corp.
4.00%, 08/01/2028*	10,000	9,297
Machinery-Diversified — 0.0%
Otis Worldwide Corp.
2.57%, 02/15/2030	10,000	8,892
Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	25,000	22,537
Charter Communications Operating LLC/Charter Communications Operating Capital
4.20%, 03/15/2028	7,000	6,724
4.80%, 03/01/2050	10,000	7,741
5.05%, 03/30/2029	5,000	4,947
5.13%, 07/01/2049	8,000	6,497
5.75%, 04/01/2048	2,000	1,775
Comcast Corp.
2.99%, 11/01/2063	3,000	1,934
3.25%, 11/01/2039	8,000	6,480
Cox Communications, Inc.
2.60%, 06/15/2031*	8,000	6,778
Discovery Communications LLC
3.63%, 05/15/2030	5,000	4,532
3.95%, 03/20/2028	15,000	14,267
4.00%, 09/15/2055	16,000	11,385
5.20%, 09/20/2047	5,000	4,307
5.30%, 05/15/2049	10,000	8,586
Paramount Global
4.38%, 03/15/2043	10,000	7,388
4.95%, 01/15/2031	13,000	12,328
5.25%, 04/01/2044	5,000	4,004
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	10,000	9,248
Time Warner Cable LLC
4.50%, 09/15/2042	5,000	3,924
5.88%, 11/15/2040	10,000	9,052
		154,434
Mining — 0.1%
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	5,000	4,573
5.88%, 04/15/2030*	10,000	9,908
6.13%, 04/15/2032*	5,000	5,036
Glencore Funding LLC
2.85%, 04/27/2031*	5,000	4,311
6.38%, 10/06/2030*	15,000	16,104
		39,932
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/2029	20,000	18,288
Oil & Gas — 0.5%
Apache Corp.
4.88%, 11/15/2027	10,000	9,520
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
BP Capital Markets America, Inc.
4.81%, 02/13/2033	$ 15,000	$ 15,123
4.89%, 09/11/2033	5,000	5,087
ConocoPhillips Co.
4.03%, 03/15/2062	2,000	1,622
5.05%, 09/15/2033	5,000	5,137
5.70%, 09/15/2063	5,000	5,411
Diamondback Energy, Inc.
6.25%, 03/15/2033	5,000	5,343
Ecopetrol SA
4.63%, 11/02/2031	7,000	5,938
8.63%, 01/19/2029	15,000	15,986
Energean Israel Finance, Ltd.
4.88%, 03/30/2026*	5,000	4,600
5.88%, 03/30/2031*	10,000	8,427
Equinor ASA
3.63%, 04/06/2040	10,000	8,633
Hess Corp.
7.13%, 03/15/2033	6,000	6,935
7.30%, 08/15/2031	3,000	3,458
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	20,000	18,767
Marathon Oil Corp.
6.60%, 10/01/2037	5,000	5,282
Occidental Petroleum Corp.
6.63%, 09/01/2030	15,000	15,953
Ovintiv, Inc.
7.38%, 11/01/2031	10,000	11,016
Patterson-UTI Energy, Inc.
5.15%, 11/15/2029	10,000	9,539
7.15%, 10/01/2033	5,000	5,297
Shell International Finance BV
2.88%, 11/26/2041	5,000	3,787
3.25%, 04/06/2050	5,000	3,756
Viper Energy, Inc.
5.38%, 11/01/2027*	15,000	14,727
		189,344
Packaging & Containers — 0.1%
Ball Corp.
6.00%, 06/15/2029	30,000	30,635
Pharmaceuticals — 0.1%
Cigna Group
1.25%, 03/15/2026	5,000	4,633
CVS Health Corp.
2.70%, 08/21/2040	5,000	3,565
4.13%, 04/01/2040	8,000	6,869
5.13%, 02/21/2030	5,000	5,078
		20,145
Pipelines — 0.5%
Cheniere Energy Partners LP
4.50%, 10/01/2029	5,000	4,782
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/2028*	10,000	10,321
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	5,000	5,170
6.04%, 11/15/2033*	5,000	5,236
6.54%, 11/15/2053*	5,000	5,505
Enbridge, Inc.
5.70%, 03/08/2033	15,000	15,591
6.00%, 11/15/2028	5,000	5,249
8.50%, 01/15/2084	10,000	10,637

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Energy Transfer LP
6.05%, 12/01/2026	$ 5,000	$ 5,141
6.40%, 12/01/2030	23,000	24,592
EQM Midstream Partners LP
4.13%, 12/01/2026	10,000	9,659
ONEOK, Inc.
3.40%, 09/01/2029	12,000	11,059
6.10%, 11/15/2032	3,000	3,188
Targa Resources Corp.
4.20%, 02/01/2033	3,000	2,758
5.20%, 07/01/2027	10,000	10,048
6.13%, 03/15/2033	5,000	5,264
6.15%, 03/01/2029	10,000	10,457
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	10,000	9,064
Western Midstream Operating LP
4.75%, 08/15/2028	10,000	9,762
6.15%, 04/01/2033	5,000	5,194
Williams Cos., Inc.
4.65%, 08/15/2032	3,000	2,924
5.65%, 03/15/2033	5,000	5,223
		176,824
REITS — 0.3%
American Tower Corp.
1.45%, 09/15/2026	5,000	4,555
2.40%, 03/15/2025	10,000	9,661
3.80%, 08/15/2029	5,000	4,747
Crown Castle, Inc.
4.80%, 09/01/2028	15,000	14,800
5.00%, 01/11/2028	7,000	6,972
5.60%, 06/01/2029	5,000	5,113
Crown Castle, Inc.
2.90%, 03/15/2027	5,000	4,676
Equinix, Inc.
3.20%, 11/18/2029	10,000	9,184
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/2031	8,000	7,205
5.30%, 01/15/2029	10,000	9,942
5.75%, 06/01/2028	5,000	5,045
SBA Tower Trust
2.84%, 01/15/2025*	25,000	24,142
VICI Properties LP
4.95%, 02/15/2030	12,000	11,644
		117,686
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028*	25,000	23,618
Asbury Automotive Group, Inc.
4.50%, 03/01/2028	7,000	6,648
AutoZone, Inc.
4.75%, 08/01/2032	5,000	4,950
6.55%, 11/01/2033	5,000	5,555
FirstCash, Inc.
4.63%, 09/01/2028*	20,000	18,669
5.63%, 01/01/2030*	15,000	14,365
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	11,000	10,881
		84,686
Security Description	Shares or Principal Amount	Value

Semiconductors — 0.2%
Intel Corp.
3.05%, 08/12/2051	$ 10,000	$ 7,042
Marvell Technology, Inc.
2.45%, 04/15/2028	15,000	13,536
2.95%, 04/15/2031	5,000	4,369
NXP BV/NXP Funding LLC
4.88%, 03/01/2024	10,000	9,981
5.35%, 03/01/2026	6,000	6,031
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 06/18/2029	4,000	3,886
4.40%, 06/01/2027	15,000	14,806
Qorvo, Inc.
3.38%, 04/01/2031*	5,000	4,278
		63,929
Software — 0.4%
Black Knight InfoServ LLC
3.63%, 09/01/2028*	20,000	18,925
Fair Isaac Corp.
4.00%, 06/15/2028*	20,000	18,927
MSCI, Inc.
3.63%, 11/01/2031*	5,000	4,401
3.88%, 02/15/2031*	5,000	4,568
4.00%, 11/15/2029*	5,000	4,699
Open Text Corp.
3.88%, 12/01/2029*	20,000	17,937
6.90%, 12/01/2027*	17,000	17,674
Oracle Corp.
2.30%, 03/25/2028	15,000	13,667
3.60%, 04/01/2040	5,000	3,987
3.85%, 04/01/2060	18,000	13,044
4.10%, 03/25/2061	3,000	2,286
4.90%, 02/06/2033	5,000	4,977
SS&C Technologies, Inc.
5.50%, 09/30/2027*	20,000	19,715
		144,807
Telecommunications — 0.2%
AT&T, Inc.
2.55%, 12/01/2033	10,000	8,150
3.55%, 09/15/2055	5,000	3,595
3.80%, 12/01/2057	7,000	5,203
Nokia Oyj
4.38%, 06/12/2027	15,000	14,524
6.63%, 05/15/2039	5,000	4,945
Rogers Communications, Inc.
3.80%, 03/15/2032	3,000	2,761
T-Mobile USA, Inc.
2.05%, 02/15/2028	6,000	5,414
2.40%, 03/15/2029	5,000	4,487
5.05%, 07/15/2033	5,000	5,039
5.75%, 01/15/2034	5,000	5,303
		59,421
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	25,000	24,313
4.00%, 07/15/2025*	5,000	4,890
4.40%, 07/01/2027*	20,000	19,500
5.75%, 05/24/2026*	5,000	5,040
		53,743
Total Corporate Bonds & Notes (cost $3,563,062)		3,465,834

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES — 1.8%
Auto Loan Receivables — 0.6%
American Credit Acceptance Receivables Trust
Series 2023-3, Class B 6.09%, 11/12/2027*	$ 10,000	$ 10,058
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class D 2.58%, 09/18/2025	15,000	14,865
Bridgecrest Lending Auto Securitization Trust
Series 2023-1, Class B 6.80%, 08/15/2029	10,000	10,190
Carvana Auto Receivables Trust
Series 2022-P2, Class A3 4.13%, 04/12/2027	19,995	19,682
DT Auto Owner Trust
Series 2023-2A, Class B 5.41%, 02/15/2029*	10,000	9,949
Series 2023-3A, Class B 6.07%, 03/15/2028*	10,000	10,075
Exeter Automobile Receivables Trust
Series 2022-1A, Class B 2.18%, 06/15/2026	2,990	2,981
Series 2019-4A, Class D 2.58%, 09/15/2025*	6,718	6,650
Series 2020-1A, Class D 2.73%, 12/15/2025*	3,910	3,858
Series 2022-4A, Class B 4.57%, 01/15/2027	10,000	9,948
Series 2022-6A, Class B 6.03%, 08/16/2027	6,000	6,010
Flagship Credit Auto Trust
Series 2022-3, Class B 4.69%, 07/17/2028*	10,000	9,797
Series 2023-2, Class B 5.21%, 05/15/2028*	10,000	9,969
Series 2023-3, Class B 5.64%, 07/16/2029*	10,000	10,062
Ford Credit Auto Owner Trust
Series 2022-D, Class B 5.98%, 06/15/2028	20,000	20,365
Santander Drive Auto Receivables Trust
Series 2022-4, Class B 4.42%, 11/15/2027	15,000	14,817
Series 2023-1, Class B 4.98%, 02/15/2028	5,000	4,963
Series 2023-3, Class B 5.61%, 07/17/2028	10,000	10,047
Series 2022-7, Class B 5.95%, 01/17/2028	15,000	15,071
Series 2023-6, Class B 5.98%, 04/16/2029	5,000	5,090
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	10,000	9,841
Series 2022-2A, Class B 4.31%, 09/15/2027*	10,000	9,882
		224,170
Home Equity — 0.1%
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2 7.05%, (TSFR1M+1.69%), 10/25/2034	622	605
Security Description	Shares or Principal Amount	Value

Home Equity (continued)
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2 5.57%, (TSFR1M+0.21%), 02/25/2037	$ 6,500	$ 3,150
Renaissance Home Equity Loan Trust
Series 2007-1, Class AF5 5.91%, 04/25/2037(2)	60,263	16,770
Soundview Home Loan Trust FRS
Series 2006-3, Class A4 5.97%, (TSFR1M+0.61%), 11/25/2036	37,436	35,145
		55,670
Other Asset Backed Securities — 1.1%
Aligned Data Centers Issuer LLC
Series 2023-1A, Class A2 6.00%, 08/17/2048*	25,000	24,748
CNH Equipment Trust
Series 2023-A, Class A4 4.77%, 10/15/2030	5,000	4,967
DLLAA LLC
Series 2023-1A, Class A3 5.64%, 02/22/2028*	5,000	5,079
Domino's Pizza Master Issuer LLC
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	47,500	46,148
MMAF Equipment Finance LLC
Series 2023-A, Class A3 5.54%, 12/13/2029*	15,000	15,211
Securitized Asset Backed Receivables LLC Trust FRS
Series 2007-BR5, Class A2A 5.60%, (TSFR1M+0.24%), 05/25/2037	14,022	10,277
Taco Bell Funding LLC
Series 2021-1A, Class A2II 2.29%, 08/25/2051*	37,335	32,037
Wellfleet CLO X, Ltd. FRS
Series 2019-XA, Class A1R 6.85%, (TSFR3M+1.43%), 07/20/2032*	249,681	247,658
		386,125
Total Asset Backed Securities (cost $674,692)		665,965
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.1%
Commercial and Residential — 3.0%
Angel Oak Mtg. Trust
Series 2022-1, Class A1 2.88%, 12/25/2066*(2)	40,523	36,171
Angel Oak Mtg. Trust VRS
Series 2021-5, Class A1 0.95%, 07/25/2066*(3)	26,389	22,191
Series 2020-R1, Class A1 0.99%, 04/25/2053*(3)	9,479	8,657
Series 2021-2, Class A1 0.99%, 04/25/2066*(3)	19,621	16,559
Series 2021-3, Class A1 1.07%, 05/25/2066*(3)	22,826	18,990
Series 2020-3, Class A1 1.69%, 04/25/2065*(3)	9,318	8,589
BANK
Series 2019-BN17, Class A4 3.71%, 04/15/2052	35,000	32,807
BANK VRS
Series 2018-BN14, Class XA 0.50%, 09/15/2060(3)(4)	865,210	15,283

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
BBCMS Mtg. Trust VRS
Series 2022-C16, Class A5 4.60%, 06/15/2055(3)	$ 10,000	$ 9,720
Series 2022-C18, Class A4 5.44%, 12/15/2055(3)	10,000	10,309
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1 5.02%, 02/25/2036(3)	7,148	6,282
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.46%, 07/15/2051(3)(4)	110,202	1,638
Series 2018-B1, Class XA 0.52%, 01/15/2051(3)(4)	68,380	1,129
Series 2019-B10, Class XA 1.19%, 03/15/2062(3)(4)	104,834	5,211
Series 2020-B22, Class XA 1.51%, 01/15/2054(3)(4)	99,358	7,884
BPR Trust FRS
Series 2022-STAR, Class A 8.59%, (TSFR1M+3.23%), 08/15/2024*	10,000	9,956
Bunker Hill Loan Depositary Trust
Series 2019-2, Class A1 2.88%, 07/25/2049*(2)	9,020	8,556
BX Trust FRS
Series 2022-PSB, Class A 7.81%, (TSFR1M+2.45%), 08/15/2039*	8,858	8,881
Citigroup Commercial Mtg. Trust
Series 2015-GC29, Class A4 3.19%, 04/10/2048	50,000	48,310
Series 2015-P1, Class A5 3.72%, 09/15/2048	50,000	48,320
Series 2014-GC21, Class A5 3.86%, 05/10/2047	20,000	19,895
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 4.10%, (H15T1Y+2.4%), 03/25/2036	4,002	3,707
COLT Mtg. Loan Trust VRS
Series 2021-2, Class A3 1.34%, 08/25/2066*(3)	10,939	8,740
Commercial Mtg. Trust
Series 2015-LC19, Class A4 3.18%, 02/10/2048	35,000	34,041
Series 2014-CR21, Class A3 3.53%, 12/10/2047	37,301	36,424
Series 2014-UBS5, Class A4 3.84%, 09/10/2047	43,000	42,166
Series 2013-300P, Class A1 4.35%, 08/10/2030*	100,000	92,875
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1 5.75%, 12/25/2035	3,668	1,799
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class ASB 2.96%, 01/15/2049	12,433	12,100
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.71%, 06/15/2057(3)(4)	266,051	1,518
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	40,000	37,051
Series 2016-C1, Class ASB 3.04%, 05/10/2049	11,337	11,017
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
First Horizon Alternative Mtg. Securities Trust VRS
Series 2005-AA3, Class 3A1 6.79%, 05/25/2035(3)	$ 5,686	$ 5,128
GS Mtg. Securities Corp. Trust
Series 2014-GC26, Class AAB 3.37%, 11/10/2047	6,317	6,256
GS Mtg. Securities Corp. Trust VRS
Series 2018-GS10, Class XA 0.31%, 07/10/2051(3)(4)	975,865	13,148
GS Mtg. Securities Trust
Series 2014-GC20, Class A5 4.00%, 04/10/2047	23,258	23,184
GSR Mtg. Loan Trust VRS
Series 2007-AR1, Class 2A1 4.28%, 03/25/2047(3)	2,249	1,426
Series 2006-AR1, Class 2A1 4.63%, 01/25/2036(3)	2,964	2,708
Impac CMB Trust FRS
Series 2005-4, Class 1A1A 6.01%, (TSFR1M+0.38%), 05/25/2035	3,543	3,229
JPMBB Commercial Mtg. Securities Trust
Series 2015-C29, Class A4 3.61%, 05/15/2048	39,000	37,574
Series 2014-C19, Class A4 4.00%, 04/15/2047	13,546	13,479
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	30,000	27,539
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	10,000	8,384
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A1, Class 2A1 5.85%, 12/25/2034(3)	1,122	1,088
Mill City Mtg. Loan Trust VRS
Series 2017-3, Class A1 2.75%, 01/25/2061*(3)	7,459	7,305
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 0.95%, 12/15/2047(3)(4)	56,277	203
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22 6.00%, 08/25/2037	5,188	1,892
MortgageIT Trust FRS
Series 2005-4, Class A1 6.03%, (TSFR1M+0.67%), 10/25/2035	4,877	4,730
MSWF Commercial Mtg. Trust VRS
Series 2023-2, Class XA 1.14%, 12/15/2056(3)(4)	13,150	875
New Residential Mtg. Loan Trust FRS
Series 2018-4A, Class A1S 6.22%, (TSFR1M+0.86%), 01/25/2048*	18,517	17,836
Series 2017-5A, Class A1 6.97%, (TSFR1M+1.61%), 06/25/2057*	13,530	13,434
New Residential Mtg. Loan Trust VRS
Series 2021-NQ2R, Class A1 0.94%, 10/25/2058*(3)	27,536	25,046
Series 2017-4A, Class A1 4.00%, 05/25/2057*(3)	17,407	16,428

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS
Series 2006-AF1, Class 3A1 4.86%, 06/25/2036(3)	$ 11,270	$ 8,267
NRP Mtg. Trust VRS
Series 2013-1, Class A1 3.25%, 07/25/2043*(3)	2,010	1,769
Sequoia Mtg. Trust VRS
Series 2007-1, Class 2A1 4.31%, 02/20/2047(3)	8,032	6,437
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	30,000	26,909
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(3)	30,763	24,205
Towd Point Mtg. Trust VRS
Series 2017-4, Class A1 2.75%, 06/25/2057*(3)	16,621	15,930
Series 2017-6, Class A1 2.75%, 10/25/2057*(3)	17,903	17,134
Tyson Corner Mtg. Trust VRS
Series 2023-CRNR, Class A 6.80%, 12/10/2033*(3)	15,000	15,612
Wells Fargo Commercial Mtg. Trust
Series 2015-NXS1, Class ASB 2.93%, 05/15/2048	2,164	2,155
Series 2015-P2, Class A4 3.81%, 12/15/2048	35,000	33,768
Series 2014-LC16, Class A5 3.82%, 08/15/2050	30,000	29,588
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR14, Class 2A1 6.38%, 10/25/2036(3)	2,023	1,778
WF-RBS Commercial Mtg. Trust
Series 2014-C20, Class A5 4.00%, 05/15/2047	35,000	34,574
Series 2014-C19, Class A5 4.10%, 03/15/2047	27,962	27,842
		1,103,636
U.S. Government Agency — 1.1%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
3.24%, 08/25/2027	40,000	38,459
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-1510, Class X1 0.48%, 01/25/2034(3)(4)	99,473	3,344
Series K064, Class X1 0.60%, 03/25/2027(3)(4)	112,843	1,812
Series K104, Class X1 1.12%, 01/25/2030(3)(4)	97,908	5,220
Series K114, Class X1 1.12%, 06/25/2030(3)(4)	99,360	5,730
Federal Home Loan Mtg. Corp. REMIC
Series 4122, Class AB 1.50%, 10/15/2042	4,492	4,001
Series 4216, Class KQ 1.70%, 10/15/2039	1,389	1,360
Series 3964, Class MD 2.00%, 01/15/2041	58	56
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 5170, Class DP 2.00%, 07/25/2050	$ 19,355	$ 16,514
Series 4961, Class JB 2.50%, 12/15/2042	8,484	7,639
Series 3883, Class PB 3.00%, 05/15/2041	2,617	2,475
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	4,166	3,807
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Debt Notes FRS
Series 2023-DNA2, Class M1B 8.59%, (SOFR30A+3.25%), 04/25/2043*	10,000	10,408
Series 2023-HQA2, Class M1B 8.69%, (SOFR30A+3.35%), 06/25/2043*	20,000	21,108
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA3, Class M1B 8.24%, (SOFR30A+2.90%), 04/25/2042*	10,000	10,268
Series 2022-DNA4, Class M1B 8.69%, (SOFR30A+3.35%), 05/25/2042*	10,000	10,398
Series 2023-HQA1, Class M1B 8.84%, (SOFR30A+3.50%), 05/25/2043*	15,000	15,852
Series 2022-DNA6, Class M1B 9.04%, (SOFR30A+3.70%), 09/25/2042*	10,000	10,519
Series 2022-DNA5, Class M1B 9.84%, (SOFR30A+4.50%), 06/25/2042*	15,000	16,151
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-HRP1, Class M2 7.60%, (SOFR30A+2.26%), 11/25/2039*	2,288	2,308
Series 2022-R05, Class 2M2 8.34%, (SOFR30A+3.00%), 04/25/2042*	24,996	25,435
Series 2023-R05, Class 1M2 8.44%, (SOFR30A+3.1%), 06/25/2043*	10,000	10,443
Series 2017-C01, Class 1M2 9.00%, (SOFR30A+3.66%), 07/25/2029	3,562	3,687
Series 2016-C07, Class 2M2 9.80%, (SOFR30A+4.46%), 05/25/2029	6,179	6,517
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	2,071	1,996
Series 2013-16, Class A 1.75%, 01/25/2040	1,906	1,845
Series 2011-117, Class MA 2.00%, 08/25/2040	315	307
Series 2012-21, Class PQ 2.00%, 09/25/2041	1,538	1,403
Series 2012-18, Class GA 2.00%, 12/25/2041	2,834	2,560
Series 2015-5, Class EP 2.00%, 06/25/2043	5,503	5,066
Series 2016-11, Class GA 2.50%, 03/25/2046	3,904	3,587
Series 2019-54, Class KC 2.50%, 09/25/2049	14,198	12,955
Series 2015-48, Class QB 3.00%, 02/25/2043	3,106	2,962
Series 2016-38, Class NA 3.00%, 01/25/2046	1,560	1,429
Series 2017-16, Class PB 3.00%, 03/25/2047	10,000	8,526

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2017-34, Class JK 3.00%, 05/25/2047	$ 1,576	$ 1,497
Series 2019-45, Class PT 3.00%, 08/25/2049	5,694	5,152
Series 2012-52, Class PA 3.50%, 05/25/2042	2,698	2,583
Series 2012-120, Class ZB 3.50%, 11/25/2042	22,161	20,515
Series 2017-26, Class CG 3.50%, 07/25/2044	2,521	2,463
Series 2018-23, Class LA 3.50%, 04/25/2048	5,700	5,390
Series 2019-7, Class JA 3.50%, 03/25/2049	6,185	5,862
Series 2019-14, Class CA 3.50%, 04/25/2049	5,664	5,374
Series 2017-35, Class AH 3.50%, 04/25/2053	2,663	2,594
Series 2017-84, Class KA 3.50%, 04/25/2053	2,796	2,701
Series 2018-70, Class HA 3.50%, 10/25/2056	4,495	4,322
Series 2019-12, Class HA 3.50%, 11/25/2057	5,232	4,951
Series 2017-49, Class JA 4.00%, 07/25/2053	2,526	2,471
Series 2022-90, Class AY 4.50%, 12/25/2041	25,000	24,220
Federal National Mtg. Assoc. REMIC VRS
Series 2020-M2, Class X 0.30%, 01/25/2030(3)(4)	296,100	3,494
Series 2019-M21, Class X3 1.16%, 06/25/2034(3)(4)	124,880	6,886
Government National Mtg. Assoc. REMIC
Series 2015-56, Class LB 1.50%, 04/16/2040	94	93
Series 2013-37, Class LG 2.00%, 01/20/2042	2,673	2,528
Series 2005-74, Class HB 7.50%, 09/16/2035	15	16
Series 2005-74, Class HC 7.50%, 09/16/2035	425	433
		379,692
Total Collateralized Mortgage Obligations (cost $1,629,066)		1,483,328
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 14.1%
U.S. Government — 4.9%
United States Treasury Bonds
1.25%, 05/15/2050	209,000	112,623
1.38%, 08/15/2050	35,000	19,503
2.25%, 08/15/2046 to 02/15/2052	105,000	73,675
2.88%, 08/15/2045(5)(6)	715,000	576,525
3.00%, 08/15/2052	115,000	94,044
3.13%, 08/15/2044	30,000	25,403
3.63%, 02/15/2053 to 05/15/2053	88,000	81,299
3.88%, 02/15/2043	40,000	38,137
4.13%, 08/15/2053	145,000	146,563
United States Treasury Bonds TIPS
0.25%, 02/15/2050(7)	119,674	77,932
1.38%, 07/15/2033(7)	15,196	14,731
Security Description		Shares or Principal Amount	Value

U.S. Government (continued)
United States Treasury Notes
3.38%, 05/15/2033		$ 140,000	$ 134,356
4.13%, 06/15/2026 to 11/15/2032		320,000	320,427
United States Treasury Notes TIPS
0.25%, 07/15/2029(7)		102,240	94,477
			1,809,695
U.S. Government Agency — 9.2%
Federal Home Loan Mtg. Corp.
2.00%, 03/01/2051		119,632	98,196
2.50%, 01/01/2028 to 12/01/2051		383,283	326,244
3.50%, 03/01/2042 to 08/01/2048		22,632	21,222
4.00%, 09/01/2040		679	662
4.50%, 01/01/2039		218	218
5.00%, 09/01/2052		81,328	80,526
5.50%, 07/01/2034		1,328	1,369
6.50%, 05/01/2029		146	151
7.50%, 04/01/2028		95	97
Federal Home Loan Mtg. Corp. FRS
4.74%, (RFUCCT6M+1.49%), 02/01/2037		183	184
Federal National Mtg. Assoc.
2.00%, 04/01/2051 to 05/01/2051		357,879	293,757
2.50%, 02/01/2043		25,368	22,326
2.97%, 06/01/2030		40,000	36,846
3.00%, 01/01/2028		1,435	1,373
3.50%, 08/01/2026 to 10/01/2028		4,349	4,256
4.00%, 11/01/2025		75	73
4.50%, 01/01/2039 to 05/01/2041		7,595	7,583
5.00%, 05/01/2035 to 09/01/2052		89,591	88,897
5.50%, 12/01/2029 to 06/01/2038		29,776	30,658
6.00%, 12/01/2033 to 06/01/2040		1,700	1,767
6.50%, 10/01/2037		44	46
7.00%, 06/01/2037		1,183	1,240
Federal National Mtg. Assoc. FRS
5.04%, (RFUCCT1Y+1.57%), 05/01/2037		235	241
6.07%, (RFUCCT1Y+1.82%), 10/01/2040		247	254
Government National Mtg. Assoc.
2.50%, February 30 TBA		130,000	113,710
3.00%, February 30 TBA		270,000	244,434
3.50%, February 30 TBA		140,000	130,375
4.00%, 09/15/2041		90,499	87,395
4.50%, 06/15/2041		12,791	12,689
4.50%, February 30 TBA		80,000	78,075
6.00%, 11/15/2031		11,939	12,136
7.00%, 05/15/2033		1,508	1,556
Uniform Mtg. Backed Securities
1.50%, February 15 TBA		115,000	99,924
2.00%, February 30 TBA		85,000	69,461
3.00%, February 30 TBA		85,000	75,182
3.50%, February 30 TBA		65,000	59,627
4.00%, February 30 TBA		175,000	165,505
4.50%, February 30 TBA		336,000	325,684
5.50%, February 30 TBA		270,000	271,139
6.00%, February 30 TBA		585,000	593,958
			3,359,036
Total U.S. Government & Agency Obligations (cost $5,637,159)			5,168,731
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Sovereign — 0.3%
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	204,000	41,464

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Government of Hungary
1.63%, 04/28/2032	EUR	40,000	$ 35,816
Government of Romania
2.63%, 12/02/2040*	EUR	25,000	18,491
2.75%, 04/14/2041	EUR	20,000	14,793
3.38%, 02/08/2038	EUR	10,000	8,623
Total Foreign Government Obligations (cost $153,718)			119,187
MUNICIPAL SECURITIES — 0.4%
Chicago Board of Education General Obligation Bonds
6.14%, 12/01/2039		$ 5,000	4,731
6.32%, 11/01/2029		20,000	20,025
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040		5,000	4,328
County of Riverside, CA Revenue Bonds
3.12%, 02/15/2029		25,000	23,278
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025		25,000	23,721
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045		10,000	10,298
5.18%, 11/15/2049		10,000	9,750
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057		4,000	4,564
New York Transportation Development Corp. Revenue Bonds
4.25%, 09/01/2035		20,000	19,491
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028		25,000	26,635
State of California General Obligation Bonds
7.30%, 10/01/2039		5,000	6,045
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035		10,000	10,191
Total Municipal Securities (cost $172,364)			163,057
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)		7,000	7
PURCHASED OPTIONS† — 0.0%
Purchased Options - Calls — 0.0%
Over the Counter call option on the USD vs. CNY (Expiration Date: 01/17/2024; Strike Price: CNY 7.43; Counterparty: JPMorgan Chase Bank, N.A.)		3,861,789	54
Security Description	Shares or Principal Amount	Value

Purchased Options - Calls (continued)
Over the Counter call option on the USD vs. CNY (Expiration Date: 05/24/2024; Strike Price: CNY 7.57; Counterparty: Standard Chartered Bank)	4,604,363	$ 4,255
Over the Counter call option on the USD vs. CNY (Expiration Date: 08/12/2024; Strike Price: CNY 7.79; Counterparty: JPMorgan Chase Bank, N.A.)	4,536,657	3,679
Total Purchased Options (cost $56,441)		7,988
Total Long-Term Investment Securities (cost $34,162,161)		37,628,241
REPURCHASE AGREEMENTS — 1.6%
Bank of America Securities LLC Joint Repurchase Agreement(8)	$ 120,000	120,000
Barclays Capital, Inc. Joint Repurchase Agreement(8)	125,000	125,000
BNP Paribas SA Joint Repurchase Agreement(8)	120,000	120,000
Deutsche Bank AG Joint Repurchase Agreement(8)	120,000	120,000
RBS Securities, Inc. Joint Repurchase Agreement(8)	120,000	120,000
Total Repurchase Agreements (cost $605,000)		605,000
TOTAL INVESTMENTS (cost $34,767,161)	104.3%	38,233,241
Other assets less liabilities	(4.3)	(1,581,383)
NET ASSETS	100.0%	$36,651,858
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Growth Portfolio has no right to demand registration of these securities. At December 31, 2023, the aggregate value of these securities was $2,925,157 representing 8.0% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of December 31, 2023.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Interest Only
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	Principal amount of security is adjusted for inflation.
(8)	See Note 2 for details of Joint Repurchase Agreements.
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

BRL—Brazilian Real
CNY—Chinese Yuan
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at December 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	105,000	USD	Fixed 1.560%	12-Month SOFR	Annual	Annual	Dec 2051	$(609)	$34,187	$33,578
Centrally Cleared	20,000	USD	Fixed 2.880	12-Month SOFR	Annual	Annual	Mar 2053	215	1,420	1,635
Centrally Cleared	55,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	173	3,413	3,586
								$(221)	$39,020	$38,799
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	E-Mini Russell 2000 Index	March 2024	$100,257	$102,385	$ 2,128
3	Long	Euro-Schatz	March 2024	351,536	352,861	1,325
5	Long	U.S. Treasury 10 Year Notes	March 2024	557,500	564,453	6,953
2	Long	U.S. Treasury 2 Year Notes	March 2024	410,734	411,828	1,094
7	Long	U.S. Treasury 5 Year Notes	March 2024	745,125	761,414	16,289
						$27,789
						Unrealized (Depreciation)
3	Short	Canada 10 Year Bonds	March 2024	$269,537	$281,152	$(11,615)
1	Short	Euro-BUND	March 2024	147,642	151,484	(3,842)
2	Short	U.S. Treasury Ultra Bonds	March 2024	242,989	267,187	(24,198)
						$(39,655)
		Net Unrealized Appreciation (Depreciation)				$(11,866)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank, N.A.	EUR	6,000	USD	6,603	03/20/2024	$—	$ (41)
Deutsche Bank AG	EUR	64,000	USD	70,438	03/20/2024	—	(432)
Goldman Sachs International	BRL	191,000	USD	38,209	03/20/2024	—	(826)
Unrealized Appreciation (Depreciation)						$—	$(1,299)
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$1,777,670	$—	$0	$1,777,670
Other Industries	24,776,474	—	—	24,776,474
Corporate Bonds & Notes	—	3,465,834	—	3,465,834
Asset Backed Securities	—	665,965	—	665,965
Collateralized Mortgage Obligations	—	1,483,328	—	1,483,328
U.S. Government & Agency Obligations	—	5,168,731	—	5,168,731
Foreign Government Obligations	—	119,187	—	119,187
Municipal Securities	—	163,057	—	163,057
Escrows and Litigation Trusts	—	7	—	7
Purchased Options	—	7,988	—	7,988
Repurchase Agreements	—	605,000	—	605,000
Total Investments at Value	$26,554,144	$11,679,097	$0	$38,233,241
Other Financial Instruments:†
Swaps	$—	$39,020	$—	$39,020
Futures Contracts	27,789	—	—	27,789
Total Other Financial Instruments	$27,789	$39,020	$—	$66,809
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$39,655	$—	$—	$39,655
Forward Foreign Currency Contracts	—	1,299	—	1,299
Total Other Financial Instruments	$39,655	$1,299	$—	$40,954
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 28.1%
Advertising — 0.1%
Lamar Media Corp.
3.63%, 01/15/2031	$ 5,000	$ 4,443
4.88%, 01/15/2029	35,000	33,786
		38,229
Aerospace/Defense — 0.2%
Boeing Co.
5.04%, 05/01/2027	15,000	15,131
5.15%, 05/01/2030	22,000	22,396
Northrop Grumman Corp.
5.15%, 05/01/2040	15,000	15,197
		52,724
Agriculture — 0.4%
Philip Morris International, Inc.
4.88%, 02/15/2028	25,000	25,267
5.13%, 02/15/2030	30,000	30,490
5.38%, 02/15/2033	33,000	33,848
5.63%, 11/17/2029 to 09/07/2033	32,000	33,463
		123,068
Apparel — 0.5%
Hanesbrands, Inc.
4.88%, 05/15/2026*	30,000	28,938
Tapestry, Inc.
7.05%, 11/27/2025	10,000	10,220
William Carter Co.
5.63%, 03/15/2027*	90,000	88,875
		128,033
Banks — 5.1%
Bank of America Corp.
1.90%, 07/23/2031	20,000	16,361
2.30%, 07/21/2032	20,000	16,331
2.59%, 04/29/2031	30,000	25,854
2.69%, 04/22/2032	70,000	59,110
3.19%, 07/23/2030	109,000	98,831
5.20%, 04/25/2029	25,000	25,155
5.93%, 09/15/2027	35,000	35,711
Bank of New York Mellon Corp.
6.32%, 10/25/2029	30,000	31,866
Citigroup, Inc.
1.28%, 11/03/2025	30,000	28,864
Deutsche Bank AG
2.13%, 11/24/2026	150,000	140,598
Goldman Sachs Group, Inc.
2.62%, 04/22/2032	62,000	52,043
3.81%, 04/23/2029	30,000	28,481
4.02%, 10/31/2038	10,000	8,724
4.48%, 08/23/2028	40,000	39,294
HSBC Holdings PLC
5.21%, 08/11/2028	200,000	199,824
Huntington Bancshares, Inc.
6.21%, 08/21/2029	5,000	5,156
JPMorgan Chase & Co.
3.70%, 05/06/2030	35,000	32,938
4.01%, 04/23/2029	73,000	70,236
5.30%, 07/24/2029	25,000	25,368
6.07%, 10/22/2027	15,000	15,431
M&T Bank Corp.
5.05%, 01/27/2034	50,000	47,375
7.41%, 10/30/2029	55,000	59,159
Security Description	Shares or Principal Amount	Value

Banks (continued)
Morgan Stanley
1.79%, 02/13/2032	$ 40,000	$ 31,941
1.93%, 04/28/2032	2,000	1,608
2.24%, 07/21/2032	25,000	20,406
2.48%, 01/21/2028	25,000	23,204
2.70%, 01/22/2031	5,000	4,371
4.43%, 01/23/2030	10,000	9,740
5.16%, 04/20/2029	30,000	30,171
5.45%, 07/20/2029	5,000	5,095
6.41%, 11/01/2029	35,000	37,092
Morgan Stanley VRS
3.59%, 07/22/2028(1)	20,000	19,093
PNC Financial Services Group, Inc.
5.07%, 01/24/2034	10,000	9,785
6.88%, 10/20/2034	5,000	5,551
Wells Fargo & Co.
2.57%, 02/11/2031	24,000	20,739
3.00%, 10/23/2026	15,000	14,241
3.35%, 03/02/2033	35,000	30,570
4.90%, 07/25/2033	30,000	29,225
5.39%, 04/24/2034	10,000	10,043
5.57%, 07/25/2029	70,000	71,475
6.49%, 10/23/2034	15,000	16,318
		1,453,378
Biotechnology — 0.3%
Amgen, Inc.
5.25%, 03/02/2030 to 03/02/2033	52,000	53,326
Royalty Pharma PLC
2.15%, 09/02/2031	13,000	10,618
2.20%, 09/02/2030	10,000	8,405
3.55%, 09/02/2050	20,000	14,200
		86,549
Building Materials — 0.4%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	55,000	53,111
Standard Industries, Inc.
3.38%, 01/15/2031*	10,000	8,603
4.38%, 07/15/2030*	50,000	45,919
		107,633
Chemicals — 0.3%
Celanese US Holdings LLC
6.17%, 07/15/2027	25,000	25,634
6.33%, 07/15/2029	25,000	26,207
6.55%, 11/15/2030	15,000	15,857
Sherwin-Williams Co.
4.50%, 06/01/2047	5,000	4,573
		72,271
Commercial Services — 0.8%
Gartner, Inc.
4.50%, 07/01/2028*	25,000	23,708
Howard University
2.80%, 10/01/2030	15,000	13,158
2.90%, 10/01/2031	10,000	8,629
3.48%, 10/01/2041	15,000	11,135
Service Corp. International
3.38%, 08/15/2030	50,000	43,605
5.13%, 06/01/2029	77,000	75,460

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
United Rentals North America, Inc.
4.88%, 01/15/2028	$ 40,000	$ 39,050
		214,745
Computers — 0.3%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	85,000	80,070
Cosmetics/Personal Care — 0.1%
Kenvue, Inc.
5.05%, 03/22/2053	18,000	18,623
Distribution/Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/2028	10,000	10,235
Diversified Financial Services — 1.6%
American Express Co.
6.34%, 10/30/2026	35,000	35,684
Capital One Financial Corp.
1.88%, 11/02/2027	85,000	76,455
3.27%, 03/01/2030	40,000	35,724
5.25%, 07/26/2030	15,000	14,738
5.47%, 02/01/2029	10,000	9,970
5.82%, 02/01/2034	15,000	14,927
6.31%, 06/08/2029	10,000	10,259
6.38%, 06/08/2034	15,000	15,438
7.62%, 10/30/2031	20,000	21,978
Discover Financial Services
7.96%, 11/02/2034	35,000	38,937
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	160,000	155,550
Intercontinental Exchange, Inc.
4.35%, 06/15/2029	6,000	5,981
Nasdaq, Inc.
5.55%, 02/15/2034	10,000	10,389
		446,030
Electric — 4.6%
AES Corp.
3.30%, 07/15/2025*	15,000	14,447
Alabama Power Co.
3.45%, 10/01/2049	15,000	11,270
4.15%, 08/15/2044	20,000	17,127
Ameren Corp.
5.00%, 01/15/2029	40,000	40,179
Arizona Public Service Co.
5.55%, 08/01/2033	5,000	5,166
6.35%, 12/15/2032	20,000	21,708
Berkshire Hathaway Energy Co.
1.65%, 05/15/2031	21,000	16,841
4.60%, 05/01/2053	10,000	8,902
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	13,000	11,391
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	15,000	10,605
5.50%, 03/15/2034	5,000	5,244
Dominion Energy, Inc.
3.38%, 04/01/2030	15,000	13,809
5.38%, 11/15/2032	61,000	62,639
Duke Energy Carolinas LLC
2.55%, 04/15/2031	15,000	12,999
Duke Energy Corp.
2.55%, 06/15/2031	35,000	29,864
Security Description	Shares or Principal Amount	Value

Electric (continued)
4.50%, 08/15/2032	$ 20,000	$ 19,359
5.00%, 08/15/2052	5,000	4,667
Duke Energy Indiana LLC
2.75%, 04/01/2050	30,000	19,395
Duke Energy Progress LLC
3.70%, 10/15/2046	22,000	17,108
4.00%, 04/01/2052	10,000	8,217
4.38%, 03/30/2044	15,000	13,228
Edison International
5.25%, 11/15/2028	20,000	20,123
6.95%, 11/15/2029	45,000	48,835
Emera, Inc.
6.75%, 06/15/2076	10,000	9,792
Evergy Metro, Inc.
2.25%, 06/01/2030	5,000	4,261
Evergy, Inc.
2.45%, 09/15/2024	15,000	14,659
2.90%, 09/15/2029	10,000	9,046
Eversource Energy
5.13%, 05/15/2033	35,000	35,177
5.45%, 03/01/2028	5,000	5,139
5.95%, 02/01/2029	20,000	20,945
Georgia Power Co.
4.30%, 03/15/2042	12,000	10,609
4.70%, 05/15/2032	10,000	9,959
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	10,000	9,841
Kentucky Power Co.
7.00%, 11/15/2033*	40,000	43,003
Monongahela Power Co.
5.85%, 02/15/2034*	10,000	10,493
National Grid PLC
5.60%, 06/12/2028	5,000	5,151
National Rural Utilities Cooperative Finance Corp.
5.80%, 01/15/2033	10,000	10,590
Nextera Energy Capital Holdings, Inc.
2.25%, 06/01/2030	15,000	12,831
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027	18,000	16,554
4.63%, 07/15/2027	32,000	31,942
5.00%, 02/28/2030 to 07/15/2032	25,000	25,180
NRG Energy, Inc.
2.45%, 12/02/2027*	18,000	16,229
Oglethorpe Power Corp.
4.50%, 04/01/2047	15,000	12,707
Ohio Edison Co.
5.50%, 01/15/2033*	10,000	10,121
Oncor Electric Delivery Co. LLC
5.65%, 11/15/2033*	15,000	15,980
Pacific Gas & Electric Co.
2.50%, 02/01/2031	35,000	28,871
4.55%, 07/01/2030	30,000	28,571
4.95%, 07/01/2050	2,000	1,708
5.25%, 03/01/2052	10,000	8,885
5.90%, 06/15/2032	40,000	40,672
6.10%, 01/15/2029	55,000	56,914
6.15%, 01/15/2033	25,000	25,912
6.40%, 06/15/2033	20,000	21,044
Pennsylvania Electric Co.
3.60%, 06/01/2029*	5,000	4,637
PPL Capital Funding, Inc.
4.13%, 04/15/2030	5,000	4,760

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Public Service Enterprise Group, Inc.
6.13%, 10/15/2033	$ 10,000	$ 10,747
Puget Energy, Inc.
2.38%, 06/15/2028	15,000	13,407
4.10%, 06/15/2030	31,000	28,403
4.22%, 03/15/2032	8,000	7,237
Sempra
3.70%, 04/01/2029	4,000	3,811
5.40%, 08/01/2026	15,000	15,196
Sempra Energy
3.40%, 02/01/2028	15,000	14,295
Southern California Edison Co.
2.25%, 06/01/2030	5,000	4,291
2.85%, 08/01/2029	2,000	1,823
5.30%, 03/01/2028	15,000	15,395
5.85%, 11/01/2027	5,000	5,221
Southern Co.
3.25%, 07/01/2026	25,000	24,117
3.70%, 04/30/2030	5,000	4,711
5.20%, 06/15/2033	15,000	15,301
Southwestern Electric Power Co.
5.30%, 04/01/2033	50,000	50,001
Virginia Electric & Power Co.
2.45%, 12/15/2050	5,000	3,068
5.00%, 04/01/2033	25,000	25,284
Xcel Energy, Inc.
1.75%, 03/15/2027	55,000	50,155
4.60%, 06/01/2032	13,000	12,673
		1,300,442
Electronics — 0.1%
Sensata Technologies BV
5.00%, 10/01/2025*	20,000	20,024
Entertainment — 0.2%
WMG Acquisition Corp.
3.75%, 12/01/2029*	5,000	4,550
3.88%, 07/15/2030*	65,000	58,808
		63,358
Environmental Control — 0.4%
Clean Harbors, Inc.
4.88%, 07/15/2027*	85,000	83,291
Veralto Corp.
5.35%, 09/18/2028*	20,000	20,464
		103,755
Food — 0.1%
Conagra Brands, Inc.
4.85%, 11/01/2028	15,000	14,975
General Mills, Inc.
4.95%, 03/29/2033	5,000	5,069
Sysco Corp.
5.75%, 01/17/2029	10,000	10,417
		30,461
Gas — 0.6%
Atmos Energy Corp.
5.90%, 11/15/2033	5,000	5,425
Brooklyn Union Gas Co.
6.39%, 09/15/2033*	20,000	20,878
KeySpan Gas East Corp.
5.99%, 03/06/2033*	20,000	20,338
Security Description	Shares or Principal Amount	Value

Gas (continued)
NiSource, Inc.
3.49%, 05/15/2027	$ 35,000	$ 33,696
3.60%, 05/01/2030	29,000	26,983
5.25%, 03/30/2028	25,000	25,490
Southern California Gas Co.
5.20%, 06/01/2033	15,000	15,424
Southern Co. Gas Capital Corp.
5.75%, 09/15/2033	5,000	5,250
Southwest Gas Corp.
2.20%, 06/15/2030	15,000	12,766
		166,250
Hand/Machine Tools — 0.2%
Regal Rexnord Corp.
6.05%, 04/15/2028*	51,000	51,626
6.30%, 02/15/2030*	5,000	5,130
		56,756
Healthcare-Products — 0.3%
Avantor Funding, Inc.
4.63%, 07/15/2028*	50,000	48,324
Hologic, Inc.
4.63%, 02/01/2028*	44,000	42,236
		90,560
Healthcare-Services — 0.7%
Centene Corp.
2.45%, 07/15/2028	20,000	17,812
4.63%, 12/15/2029	80,000	76,698
CommonSpirit Health
3.35%, 10/01/2029	5,000	4,565
HCA, Inc.
3.38%, 03/15/2029	25,000	23,067
Humana, Inc.
3.70%, 03/23/2029	20,000	19,212
5.75%, 12/01/2028	5,000	5,226
Kaiser Foundation Hospitals
2.81%, 06/01/2041	5,000	3,745
3.00%, 06/01/2051	15,000	10,683
Sutter Health
3.36%, 08/15/2050	8,000	5,919
UnitedHealth Group, Inc.
2.75%, 05/15/2040	26,000	19,686
3.50%, 08/15/2039	10,000	8,498
4.95%, 05/15/2062	5,000	4,932
6.05%, 02/15/2063	5,000	5,766
		205,809
Home Builders — 0.1%
Taylor Morrison Communities, Inc.
5.75%, 01/15/2028*	37,000	37,170
Insurance — 0.7%
Aon Corp./Aon Global Holdings PLC
5.35%, 02/28/2033	10,000	10,255
Athene Global Funding
2.65%, 10/04/2031*	45,000	36,560
2.72%, 01/07/2029*	34,000	29,559
Athene Holding, Ltd.
5.88%, 01/15/2034	15,000	15,137
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	71,000	62,190
Equitable Holdings, Inc.
4.35%, 04/20/2028	5,000	4,828

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Marsh & McLennan Cos., Inc.
4.75%, 03/15/2039	$ 11,000	$ 10,693
Willis North America, Inc.
3.60%, 05/15/2024	20,000	19,817
		189,039
Internet — 0.5%
Gen Digital, Inc.
5.00%, 04/15/2025*	45,000	44,550
6.75%, 09/30/2027*	20,000	20,347
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	82,000	80,352
		145,249
Investment Companies — 0.2%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	75,000	67,700
Iron/Steel — 0.0%
Vale Overseas, Ltd.
6.13%, 06/12/2033	10,000	10,379
Machinery-Diversified — 0.1%
Ingersoll Rand, Inc.
5.70%, 08/14/2033	5,000	5,290
Otis Worldwide Corp.
2.57%, 02/15/2030	24,000	21,341
		26,631
Media — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	70,000	63,104
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 03/01/2042	5,000	3,478
4.80%, 03/01/2050	35,000	27,092
5.75%, 04/01/2048	5,000	4,437
Comcast Corp.
3.20%, 07/15/2036	10,000	8,406
3.25%, 11/01/2039	19,000	15,390
3.40%, 07/15/2046	5,000	3,873
Cox Communications, Inc.
2.60%, 06/15/2031*	23,000	19,486
Discovery Communications LLC
3.63%, 05/15/2030	10,000	9,064
4.00%, 09/15/2055	31,000	22,058
5.20%, 09/20/2047	15,000	12,923
5.30%, 05/15/2049	40,000	34,343
Paramount Global
4.38%, 03/15/2043	22,000	16,254
4.95%, 01/15/2031	38,000	36,036
5.25%, 04/01/2044	15,000	12,013
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	15,000	13,873
Time Warner Cable LLC
4.50%, 09/15/2042	13,000	10,202
5.88%, 11/15/2040	45,000	40,734
		352,766
Mining — 0.2%
Glencore Funding LLC
2.63%, 09/23/2031*	10,000	8,485
Security Description	Shares or Principal Amount	Value

Mining (continued)
2.85%, 04/27/2031*	$ 10,000	$ 8,623
6.38%, 10/06/2030*	30,000	32,208
		49,316
Office/Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	5,000	4,679
3.25%, 02/15/2029	64,000	58,521
		63,200
Oil & Gas — 1.7%
Apache Corp.
4.88%, 11/15/2027	30,000	28,560
BP Capital Markets America, Inc.
4.81%, 02/13/2033	30,000	30,246
4.89%, 09/11/2033	22,000	22,385
ConocoPhillips Co.
4.03%, 03/15/2062	5,000	4,055
5.05%, 09/15/2033	10,000	10,274
5.70%, 09/15/2063	20,000	21,644
Diamondback Energy, Inc.
6.25%, 03/15/2033	10,000	10,685
Ecopetrol SA
4.63%, 11/02/2031	12,000	10,180
8.63%, 01/19/2029	40,000	42,628
Energean Israel Finance, Ltd.
4.88%, 03/30/2026*	10,000	9,200
5.88%, 03/30/2031*	30,000	25,281
Equinor ASA
3.63%, 04/06/2040	10,000	8,633
3.70%, 04/06/2050	10,000	8,254
Hess Corp.
7.13%, 03/15/2033	3,000	3,467
7.30%, 08/15/2031	15,000	17,288
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	50,000	46,918
Marathon Oil Corp.
6.60%, 10/01/2037	10,000	10,565
Occidental Petroleum Corp.
6.63%, 09/01/2030	30,000	31,905
Ovintiv, Inc.
6.63%, 08/15/2037	5,000	5,177
7.38%, 11/01/2031	36,000	39,657
Patterson-UTI Energy, Inc.
5.15%, 11/15/2029	15,000	14,308
7.15%, 10/01/2033	20,000	21,188
Shell International Finance BV
2.88%, 11/26/2041	10,000	7,575
3.00%, 11/26/2051	5,000	3,561
3.25%, 04/06/2050	13,000	9,766
Viper Energy, Inc.
5.38%, 11/01/2027*	27,000	26,509
		469,909
Packaging & Containers — 0.4%
Ball Corp.
6.00%, 06/15/2029	80,000	81,694
Graphic Packaging International LLC
4.75%, 07/15/2027*	40,000	38,800
		120,494
Pharmaceuticals — 0.1%
CVS Health Corp.
2.70%, 08/21/2040	15,000	10,694

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
4.13%, 04/01/2040	$ 5,000	$ 4,293
5.13%, 02/21/2030	10,000	10,155
5.25%, 01/30/2031	15,000	15,387
		40,529
Pipelines — 1.5%
Cheniere Energy Partners LP
4.50%, 10/01/2029	10,000	9,565
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/2028*	15,000	15,482
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	15,000	15,510
6.04%, 11/15/2033*	15,000	15,709
6.54%, 11/15/2053*	15,000	16,515
Enbridge, Inc.
5.70%, 03/08/2033	40,000	41,576
6.00%, 11/15/2028	10,000	10,499
8.50%, 01/15/2084	25,000	26,591
Energy Transfer LP
6.05%, 12/01/2026	20,000	20,562
6.40%, 12/01/2030	55,000	58,806
EQM Midstream Partners LP
4.13%, 12/01/2026	30,000	28,976
ONEOK, Inc.
3.40%, 09/01/2029	15,000	13,824
4.35%, 03/15/2029	5,000	4,859
6.10%, 11/15/2032	19,000	20,189
Targa Resources Corp.
4.20%, 02/01/2033	5,000	4,597
6.13%, 03/15/2033	17,000	17,898
6.15%, 03/01/2029	10,000	10,457
6.25%, 07/01/2052	2,000	2,064
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	5,000	4,566
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	8,000	7,251
Western Midstream Operating LP
4.75%, 08/15/2028	25,000	24,404
6.15%, 04/01/2033	15,000	15,583
Williams Cos., Inc.
4.65%, 08/15/2032	22,000	21,446
5.65%, 03/15/2033	10,000	10,446
		417,375
REITS — 1.0%
American Tower Corp.
1.45%, 09/15/2026	15,000	13,666
2.40%, 03/15/2025	10,000	9,661
2.70%, 04/15/2031	5,000	4,294
3.80%, 08/15/2029	10,000	9,493
5.80%, 11/15/2028	15,000	15,582
Crown Castle, Inc.
4.80%, 09/01/2028	40,000	39,468
5.00%, 01/11/2028	20,000	19,921
5.60%, 06/01/2029	10,000	10,225
Crown Castle, Inc.
2.90%, 03/15/2027	15,000	14,027
Equinix, Inc.
3.20%, 11/18/2029	20,000	18,369
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/2031	19,000	17,112
Security Description	Shares or Principal Amount	Value

REITS (continued)
5.30%, 01/15/2029	$ 25,000	$ 24,855
5.75%, 06/01/2028	10,000	10,090
SBA Tower Trust
2.84%, 01/15/2025*	40,000	38,627
VICI Properties LP
4.95%, 02/15/2030	31,000	30,080
		275,470
Retail — 0.5%
AutoZone, Inc.
4.75%, 08/01/2032	14,000	13,859
6.55%, 11/01/2033	10,000	11,110
FirstCash, Inc.
4.63%, 09/01/2028*	50,000	46,672
5.63%, 01/01/2030*	40,000	38,307
O'Reilly Automotive, Inc.
4.35%, 06/01/2028	5,000	4,958
4.70%, 06/15/2032	28,000	27,698
		142,604
Semiconductors — 0.3%
Intel Corp.
3.05%, 08/12/2051	9,000	6,338
5.90%, 02/10/2063	7,000	7,802
Marvell Technology, Inc.
2.45%, 04/15/2028	15,000	13,536
2.95%, 04/15/2031	15,000	13,108
5.95%, 09/15/2033	5,000	5,302
NXP BV/NXP Funding LLC
5.35%, 03/01/2026	15,000	15,078
5.55%, 12/01/2028	10,000	10,290
Qorvo, Inc.
3.38%, 04/01/2031*	20,000	17,111
		88,565
Software — 1.3%
Black Knight InfoServ LLC
3.63%, 09/01/2028*	59,000	55,829
Fair Isaac Corp.
4.00%, 06/15/2028*	60,000	56,781
MSCI, Inc.
3.63%, 11/01/2031*	20,000	17,603
3.88%, 02/15/2031*	10,000	9,137
4.00%, 11/15/2029*	10,000	9,399
Open Text Corp.
3.88%, 12/01/2029*	50,000	44,842
6.90%, 12/01/2027*	40,000	41,586
Oracle Corp.
2.30%, 03/25/2028	25,000	22,779
2.95%, 04/01/2030	5,000	4,513
3.60%, 04/01/2040	6,000	4,784
3.85%, 04/01/2060	54,000	39,130
4.10%, 03/25/2061	5,000	3,809
4.90%, 02/06/2033	15,000	14,932
SS&C Technologies, Inc.
5.50%, 09/30/2027*	50,000	49,287
		374,411
Telecommunications — 0.4%
AT&T, Inc.
2.55%, 12/01/2033	5,000	4,075
3.55%, 09/15/2055	38,000	27,321
3.80%, 12/01/2057	5,000	3,717
4.50%, 05/15/2035	5,000	4,736

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
Nokia Oyj
6.63%, 05/15/2039	$ 15,000	$ 14,835
Rogers Communications, Inc.
3.80%, 03/15/2032	13,000	11,963
T-Mobile USA, Inc.
2.05%, 02/15/2028	16,000	14,437
3.88%, 04/15/2030	10,000	9,483
5.05%, 07/15/2033	25,000	25,194
5.75%, 01/15/2034	10,000	10,607
		126,368
Trucking & Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	35,000	34,039
4.00%, 07/15/2025*	10,000	9,780
4.40%, 07/01/2027*	21,000	20,476
5.75%, 05/24/2026*	15,000	15,119
6.05%, 08/01/2028*	5,000	5,182
		84,596
Total Corporate Bonds & Notes (cost $8,214,505)		7,950,774
ASSET BACKED SECURITIES — 8.0%
Auto Loan Receivables — 2.4%
American Credit Acceptance Receivables Trust
Series 2023-3, Class B 6.09%, 11/12/2027*	20,000	20,116
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class D 2.58%, 09/18/2025	40,000	39,641
ARI Fleet Lease Trust
Series 2023-A, Class A2 5.41%, 02/17/2032*	93,946	93,767
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.65%, 05/15/2035*	83,382	83,601
DT Auto Owner Trust
Series 2023-1A, Class B 5.19%, 10/16/2028*	15,000	14,869
Series 2023-2A, Class B 5.41%, 02/15/2029*	15,000	14,924
Exeter Automobile Receivables Trust
Series 2022-1A, Class B 2.18%, 06/15/2026	5,981	5,962
Series 2019-4A, Class D 2.58%, 09/15/2025*	21,497	21,280
Series 2020-1A, Class D 2.73%, 12/15/2025*	9,775	9,646
Series 2023-1A, Class B 5.72%, 04/15/2027	20,000	19,975
Series 2022-6A, Class B 6.03%, 08/16/2027	9,000	9,015
Series 2023-3A, Class B 6.11%, 09/15/2027	8,000	8,027
Flagship Credit Auto Trust
Series 2023-1, Class B 5.05%, 01/18/2028*	10,000	9,897
Series 2023-2, Class B 5.21%, 05/15/2028*	19,000	18,941
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A 5.94%, 02/25/2028*	100,000	101,833
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Prestige Auto Receivables Trust
Series 2022-1A, Class B 6.55%, 07/17/2028*	$ 30,000	$ 30,108
Santander Drive Auto Receivables Trust
Series 2023-1, Class B 4.98%, 02/15/2028	15,000	14,889
Series 2023-3, Class B 5.61%, 07/17/2028	25,000	25,117
Series 2023-4, Class B 5.77%, 12/15/2028	30,000	30,410
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B 5.71%, 01/22/2030*	10,000	10,072
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	30,000	29,522
Series 2023-1A, Class B 5.41%, 01/18/2028*	10,000	9,952
Series 2023-2A, Class B 6.14%, 03/15/2028*	35,000	35,150
World Omni Auto Receivables Trust
Series 2023-A, Class B 5.03%, 05/15/2029	15,000	14,979
		671,693
Home Equity — 0.5%
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2 7.05%, (TSFR1M+1.69%), 10/25/2034	995	969
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2 5.57%, (TSFR1M+0.21%), 02/25/2037	31,415	15,224
Soundview Home Loan Trust FRS
Series 2006-3, Class A4 5.97%, (TSFR1M+0.61%), 11/25/2036	146,002	137,066
		153,259
Other Asset Backed Securities — 5.1%
510 Asset Backed Trust
Series 2021-NPL2, Class A1 2.12%, 06/25/2061*(2)	44,366	43,038
Aligned Data Centers Issuer LLC
Series 2023-1A, Class A2 6.00%, 08/17/2048*	40,000	39,596
CNH Equipment Trust
Series 2023-A, Class A4 4.77%, 10/15/2030	10,000	9,933
Columbia Cent CLO, Ltd. FRS
Series 2018-27A, Class AR 6.83%, (TSFR3M+1.45%), 01/25/2035*	250,000	249,397
DLLAA LLC
Series 2023-1A, Class A3 5.64%, 02/22/2028*	15,000	15,237
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	48,750	43,095
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	57,000	55,378
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	99,438	95,432

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
MF1, Ltd. FRS
Series 2022-FL8, Class AS 7.11%, (TSFR1M+1.75%), 02/19/2037*	$ 100,000	$ 98,293
Navient Private Education Refi Loan Trust
Series 2021-FA, Class A 1.11%, 02/18/2070*	67,852	57,780
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.91%, 10/20/2061*	100,000	87,509
PRET LLC
Series 2021-RN2, Class A1 1.74%, 07/25/2051*(2)	51,750	49,789
Pretium Mtg. Credit Partners LLC
Series 2021-RN1, Class A1 1.99%, 02/25/2061*(2)	50,859	49,632
Series 2022-NPL1, Class A1 2.98%, 01/25/2052*(2)	59,825	59,275
Securitized Asset Backed Receivables LLC Trust FRS
Series 2007-BR5, Class A2A 5.60%, (TSFR1M+0.24%), 05/25/2037	60,258	44,164
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.90%, 07/25/2048*	40,000	39,358
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	25,000	23,128
Taco Bell Funding LLC
Series 2021-1A, Class A2II 2.29%, 08/25/2051*	106,110	91,054
VCAT LLC
Series 2021-NPL3, Class A1 1.74%, 05/25/2051*(2)	48,659	46,951
Venture 42 CLO, Ltd. FRS
Series 2021-42A, Class A1A 6.79%, (TSFR3M+1.39%), 04/15/2034*	100,000	99,034
VOLT XCIV LLC
Series 2021-NPL3, Class A1 2.24%, 02/27/2051*(2)	47,522	46,310
VOLT XCIX LLC
Series 2021-NPL8, Class A1 2.12%, 04/25/2051*(2)	48,523	46,857
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	46,998	43,657
		1,433,897
Total Asset Backed Securities (cost $2,231,000)		2,258,849
COLLATERALIZED MORTGAGE OBLIGATIONS — 13.8%
Commercial and Residential — 10.3%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	120,000	114,915
Angel Oak Mtg. Trust VRS
Series 2021-5, Class A1 0.95%, 07/25/2066*(1)	42,222	35,505
Series 2020-R1, Class A1 0.99%, 04/25/2053*(1)	13,271	12,119
Series 2021-2, Class A1 0.99%, 04/25/2066*(1)	19,621	16,559
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2021-3, Class A1 1.07%, 05/25/2066*(1)	$ 34,238	$ 28,485
Series 2020-3, Class A1 1.69%, 04/25/2065*(1)	19,567	18,037
Series 2021-8, Class A1 1.82%, 11/25/2066*(1)	34,535	29,215
BANK VRS
Series 2017-BNK8, Class XA 0.71%, 11/15/2050(1)(3)	812,533	17,916
Series 2019-BN20, Class XA 0.81%, 09/15/2062(1)(3)	893,778	32,538
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1 5.02%, 02/25/2036(1)	33,495	29,438
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.46%, 07/15/2051(1)(3)	327,081	4,861
Series 2018-B1, Class XA 0.52%, 01/15/2051(1)(3)	145,650	2,404
Series 2018-B8, Class XA 0.62%, 01/15/2052(1)(3)	899,015	21,085
Series 2019-B10, Class XA 1.19%, 03/15/2062(1)(3)	296,719	14,750
Series 2020-B22, Class XA 1.51%, 01/15/2054(1)(3)	157,979	12,535
Series 2020-B18, Class XA 1.78%, 07/15/2053(1)(3)	97,362	6,333
BX Trust FRS
Series 2022-PSB, Class A 7.81%, (TSFR1M+2.45%), 08/15/2039*	31,002	31,084
CAMB Commercial Mtg. Trust FRS
Series 2019-LIFE, Class F 8.21%, (TSFR1M+2.60%), 12/15/2037*	100,000	95,922
Citigroup Commercial Mtg. Trust
Series 2014-GC19, Class A4 4.02%, 03/11/2047	10,381	10,363
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 4.10%, (H15T1Y+2.4%), 03/25/2036	15,152	14,035
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(1)	32,455	26,254
Series 2021-3, Class A1 0.96%, 09/27/2066*(1)	70,860	56,236
Commercial Mtg. Trust
Series 2014-CR21, Class A3 3.53%, 12/10/2047	127,772	124,770
Series 2014-UBS2, Class A5 3.96%, 03/10/2047	59,361	59,257
Series 2014-CR17, Class A5 3.98%, 05/10/2047	75,000	74,375
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1 5.75%, 12/25/2035	20,999	10,302
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class ASB 2.96%, 01/15/2049	37,299	36,300
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.71%, 06/15/2057(1)(3)	989,648	5,645
CSMC Trust VRS
Series 2021-NQM5, Class A1 0.94%, 05/25/2066*(1)	62,419	49,413

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(1)	$ 24,407	$ 21,965
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	125,000	115,784
Series 2016-C1, Class ASB 3.04%, 05/10/2049	38,547	37,458
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.70%, 09/15/2053(1)(3)	99,299	5,602
First Horizon Alternative Mtg. Securities Trust VRS
Series 2005-AA3, Class 3A1 6.79%, 05/25/2035(1)	22,175	20,000
GCAT Trust VRS
Series 2021-NQM3, Class A1 1.09%, 05/25/2066*(1)	50,916	41,840
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	160,000	114,518
Series 2005-ROCK, Class A 5.37%, 05/03/2032*	40,000	39,173
GS Mtg. Securities Corp. Trust VRS
Series 2018-GS10, Class XA 0.31%, 07/10/2051(1)(3)	1,099,799	14,818
GS Mtg. Securities Trust
Series 2014-GC20, Class A5 4.00%, 04/10/2047	81,402	81,145
GSR Mtg. Loan Trust VRS
Series 2007-AR1, Class 2A1 4.28%, 03/25/2047(1)	10,282	6,521
Series 2006-AR2, Class 3A1 4.95%, 04/25/2036(1)	3,944	2,502
Impac CMB Trust FRS
Series 2005-4, Class 1A1A 6.01%, (TSFR1M+0.38%), 05/25/2035	17,320	15,787
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	85,000	78,027
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	25,000	20,961
Legacy Mtg. Asset Trust
Series 2021-GS3, Class A1 1.75%, 07/25/2061*(2)	73,706	70,884
Series 2019-GS7, Class A1 7.25%, 11/25/2059*(2)	63,416	63,398
LSTAR Securities Investment, Ltd. FRS
Series 2021-1, Class A 8.27%, (TSFR1M+2.91%), 02/01/2026*	42,988	43,079
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A2, Class A2 4.34%, 02/25/2035(1)	4,696	4,444
Series 2005-A1, Class 2A1 5.85%, 12/25/2034(1)	4,909	4,760
MFA Trust VRS
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(1)	24,346	22,101
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 0.95%, 12/15/2047(1)(3)	202,598	731
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.32%, 06/15/2050(1)(3)	$ 110,296	$ 3,066
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22 6.00%, 08/25/2037	18,356	6,695
MortgageIT Trust FRS
Series 2005-4, Class A1 6.03%, (TSFR1M+0.67%), 10/25/2035	21,134	20,498
New Residential Mtg. Loan Trust FRS
Series 2017-5A, Class A1 6.97%, (TSFR1M+1.61%), 06/25/2057*	20,836	20,689
New Residential Mtg. Loan Trust VRS
Series 2016-2A, Class A1 3.75%, 11/26/2035*(1)	23,183	21,898
Series 2016-4A, Class A1 3.75%, 11/25/2056*(1)	24,176	22,707
Series 2017-4A, Class A1 4.00%, 05/25/2057*(1)	22,629	21,356
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(1)	67,610	55,334
NRP Mtg. Trust VRS
Series 2013-1, Class A1 3.25%, 07/25/2043*(1)	3,472	3,055
PRPM LLC
Series 2021-5, Class A1 1.79%, 06/25/2026*(2)	71,730	69,868
Series 2021-4, Class A1 1.87%, 04/25/2026*(2)	62,815	61,353
Series 2021-9, Class A1 2.36%, 10/25/2026*(2)	62,344	60,406
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	90,000	80,727
Starwood Mtg. Residential Trust VRS
Series 2021-6, Class A1 1.92%, 11/25/2066*(1)	78,386	64,423
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(1)	89,701	77,161
Tyson Corner Mtg. Trust VRS
Series 2023-CRNR, Class A 6.80%, 12/10/2033*(1)	45,000	46,836
Verus Securitization Trust
Series 2022-1, Class A1 2.72%, 01/25/2067*(2)	83,471	74,729
Verus Securitization Trust VRS
Series 2021-2, Class A1 1.03%, 02/25/2066*(1)	39,881	34,418
Wells Fargo Commercial Mtg. Trust
Series 2015-NXS3, Class A4 3.62%, 09/15/2057	60,000	57,821
Series 2014-LC16, Class A5 3.82%, 08/15/2050	80,000	78,903
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 0.87%, 09/15/2057(1)(3)	525,465	6,214
Series 2015-NXS1, Class D 4.14%, 05/15/2048(1)	10,000	8,574
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR14, Class 2A1 6.38%, 10/25/2036(1)	8,186	7,195

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
WF-RBS Commercial Mtg. Trust
Series 2014-C20, Class A5 4.00%, 05/15/2047	$ 145,000	$ 143,234
Series 2014-LC14, Class A5 4.05%, 03/15/2047	8,001	7,979
Series 2014-C19, Class A5 4.10%, 03/15/2047	46,603	46,403
		2,917,691
U.S. Government Agency — 3.5%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
3.24%, 08/25/2027	82,000	78,840
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-1510, Class X1 0.48%, 01/25/2034(1)(3)	203,920	6,856
Series K064, Class X1 0.60%, 03/25/2027(1)(3)	343,043	5,509
Series K124, Class X1 0.72%, 12/25/2030(1)(3)	269,767	10,736
Series K122, Class X1 0.88%, 11/25/2030(1)(3)	99,184	4,682
Series K121, Class X1 1.02%, 10/25/2030(1)(3)	117,248	6,254
Series K104, Class X1 1.12%, 01/25/2030(1)(3)	181,130	9,657
Series K114, Class X1 1.12%, 06/25/2030(1)(3)	213,624	12,320
Series K111, Class X1 1.57%, 05/25/2030(1)(3)	99,213	7,734
Federal Home Loan Mtg. Corp. REMIC
Series 4216, Class KQ 1.70%, 10/15/2039	4,056	3,972
Series 3964, Class MD 2.00%, 01/15/2041	78	75
Series 5170, Class DP 2.00%, 07/25/2050	46,452	39,632
Series 4961, Class JB 2.50%, 12/15/2042	25,452	22,915
Series 3883, Class PB 3.00%, 05/15/2041	8,011	7,577
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	16,662	15,229
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Debt Notes FRS
Series 2023-DNA2, Class M1B 8.59%, (SOFR30A+3.25%), 04/25/2043*	15,000	15,613
Series 2023-HQA2, Class M1B 8.69%, (SOFR30A+3.35%), 06/25/2043*	60,000	63,324
Series 2022-HQA2, Class M1B 9.34%, (SOFR30A+4.00%), 07/25/2042*	20,000	20,966
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA3, Class M1B 8.24%, (SOFR30A+2.90%), 04/25/2042*	20,000	20,536
Series 2022-DNA4, Class M1B 8.69%, (SOFR30A+3.35%), 05/25/2042*	25,000	25,996
Series 2023-HQA1, Class M1B 8.84%, (SOFR30A+3.50%), 05/25/2043*	50,000	52,840
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2022-HQA3, Class M1B 8.89%, (SOFR30A+3.55%), 08/25/2042*	$ 10,000	$ 10,339
Series 2022-DNA6, Class M1B 9.04%, (SOFR30A+3.70%), 09/25/2042*	20,000	21,038
Series 2022-DNA5, Class M1B 9.84%, (SOFR30A+4.50%), 06/25/2042*	35,000	37,686
Federal National Mtg. Assoc.
Series 415, Class A3 STRIPS 3.00%, 11/25/2042	14,520	13,462
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-HRP1, Class M2 7.60%, (SOFR30A+2.26%), 11/25/2039*	6,865	6,924
Series 2023-R06, Class 1M2 8.04%, (SOFR30A+2.70%), 07/25/2043*	35,000	35,665
Series 2023-R05, Class 1M2 8.44%, (SOFR30A+3.1%), 06/25/2043*	17,000	17,753
Series 2017-C01, Class 1M2 9.00%, (SOFR30A+3.66%), 07/25/2029	12,466	12,906
Series 2016-C07, Class 2M2 9.80%, (SOFR30A+4.46%), 05/25/2029	21,516	22,695
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	5,799	5,588
Series 2011-117, Class MA 2.00%, 08/25/2040	315	307
Series 2012-21, Class PQ 2.00%, 09/25/2041	4,613	4,209
Series 2012-18, Class GA 2.00%, 12/25/2041	8,502	7,680
Series 2016-11, Class GA 2.50%, 03/25/2046	12,689	11,658
Series 2019-54, Class KC 2.50%, 09/25/2049	42,594	38,864
Series 2015-48, Class QB 3.00%, 02/25/2043	9,558	9,114
Series 2016-38, Class NA 3.00%, 01/25/2046	6,241	5,714
Series 2017-16, Class PB 3.00%, 03/25/2047	30,000	25,579
Series 2017-34, Class JK 3.00%, 05/25/2047	4,727	4,490
Series 2019-45, Class PT 3.00%, 08/25/2049	18,030	16,315
Series 2012-52, Class PA 3.50%, 05/25/2042	7,554	7,234
Series 2012-120, Class ZB 3.50%, 11/25/2042	51,708	47,869
Series 2017-26, Class CG 3.50%, 07/25/2044	6,723	6,567
Series 2018-23, Class LA 3.50%, 04/25/2048	17,383	16,437
Series 2019-7, Class JA 3.50%, 03/25/2049	17,007	16,121
Series 2019-14, Class CA 3.50%, 04/25/2049	20,768	19,703
Series 2017-35, Class AH 3.50%, 04/25/2053	7,101	6,918
Series 2017-84, Class KA 3.50%, 04/25/2053	8,387	8,102
Series 2018-70, Class HA 3.50%, 10/25/2056	11,986	11,525

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2019-12, Class HA 3.50%, 11/25/2057	$ 19,434	$ 18,389
Series 2017-49, Class JA 4.00%, 07/25/2053	7,579	7,414
Series 2022-90, Class AY 4.50%, 12/25/2041	75,000	72,661
Government National Mtg. Assoc. REMIC
Series 2015-56, Class LB 1.50%, 04/16/2040	275	274
Series 2013-37, Class LG 2.00%, 01/20/2042	7,777	7,353
Series 2005-74, Class HA 7.50%, 09/16/2035	2	2
Series 2005-74, Class HB 7.50%, 09/16/2035	346	349
Series 2005-74, Class HC 7.50%, 09/16/2035	461	470
		986,637
Total Collateralized Mortgage Obligations (cost $4,346,226)		3,904,328
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 47.6%
U.S. Government — 14.6%
United States Treasury Bonds
1.25%, 05/15/2050	553,000	297,994
1.38%, 08/15/2050	20,000	11,145
1.63%, 11/15/2050	260,000	154,903
1.75%, 08/15/2041	235,000	163,435
2.00%, 08/15/2051	145,000	94,686
2.25%, 08/15/2046	115,000	81,762
2.50%, 02/15/2045	230,000	174,162
2.88%, 08/15/2045	295,000	237,867
3.00%, 05/15/2045(4)(5)	370,000	305,250
3.00%, 11/15/2045 to 08/15/2052	852,000	697,745
3.13%, 08/15/2044	440,000	372,573
3.38%, 08/15/2042 to 05/15/2044	720,000	637,660
3.63%, 08/15/2043	280,000	257,414
United States Treasury Bonds TIPS
0.25%, 02/15/2050(6)	299,185	194,830
1.38%, 07/15/2033(6)	40,522	39,283
United States Treasury Notes
4.50%, 11/15/2033	170,000	178,473
United States Treasury Notes TIPS
0.25%, 07/15/2029(6)	264,621	244,529
		4,143,711
U.S. Government Agency — 33.0%
Federal Home Loan Mtg. Corp.
2.00%, 03/01/2051	311,045	255,310
2.50%, 01/01/2028 to 04/01/2052	322,486	274,708
3.00%, 08/01/2027 to 08/01/2043	45,173	41,627
3.50%, 02/01/2042 to 09/01/2043	10,082	9,520
4.00%, 10/01/2043	3,685	3,589
4.50%, 01/01/2039	330	330
5.00%, 05/01/2034 to 10/01/2052	567,697	561,870
5.50%, 07/01/2034 to 08/01/2037	10,485	10,815
6.50%, 05/01/2029	584	606
Federal Home Loan Mtg. Corp. FRS
4.74%, (RFUCCT6M+1.49%), 02/01/2037	290	292
Federal National Mtg. Assoc.
2.00%, 04/01/2051 to 05/01/2051	930,485	763,767
2.50%, 02/01/2043 to 04/01/2052	499,049	428,444
Security Description		Shares or Principal Amount	Value

U.S. Government Agency (continued)
2.66%, 03/01/2027		$ 195,325	$ 184,938
3.00%, 01/01/2028		2,152	2,060
4.50%, 01/01/2039 to 05/01/2041		8,016	8,003
5.00%, 07/01/2040 to 09/01/2052		231,677	229,441
5.50%, 12/01/2029 to 06/01/2038		5,038	5,175
6.00%, 06/01/2026 to 06/01/2040		9,275	9,541
6.50%, 11/01/2035 to 10/01/2037		1,434	1,499
7.00%, 06/01/2037		3,545	3,716
Federal National Mtg. Assoc. FRS
5.04%, (RFUCCT1Y+1.57%), 05/01/2037		374	382
6.07%, (RFUCCT1Y+1.82%), 10/01/2040		411	424
Government National Mtg. Assoc.
2.00%, 02/20/2051		211,252	178,924
2.50%, February 30 TBA		325,000	284,274
3.00%, February 30 TBA		775,000	701,615
3.50%, February 30 TBA		385,000	358,531
4.00%, 10/15/2040 to 10/15/2041		21,815	21,247
4.00%, February 30 TBA		150,000	143,204
4.50%, 06/15/2041		34,917	34,640
5.00%, 01/15/2033 to 01/15/2040		17,154	17,150
5.50%, 04/15/2036		31,106	31,442
6.50%, 07/15/2028 to 11/15/2028		29,577	30,344
7.00%, 01/15/2033 to 11/15/2033		4,543	4,698
8.00%, 02/15/2030		303	303
Government National Mtg. Corp.
2.00%, 12/20/2050		211,240	178,866
Uniform Mtg. Backed Securities
1.50%, February 15 TBA		200,000	173,781
2.00%, February 15 TBA		225,000	201,691
2.00%, February 30 TBA		185,000	151,180
3.00%, February 30 TBA		225,000	199,011
4.00%, February 30 TBA		465,000	439,770
4.50%, February 30 TBA		938,000	909,200
5.00%, February 30 TBA		200,000	197,859
5.50%, February 30 TBA		770,000	773,248
6.00%, February 30 TBA		1,475,000	1,497,586
			9,324,621
Total U.S. Government & Agency Obligations (cost $14,247,701)			13,468,332
FOREIGN GOVERNMENT OBLIGATIONS — 2.4%
Sovereign — 2.4%
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	594,000	120,735
Government of Hungary
1.63%, 04/28/2032	EUR	120,000	107,447
Government of Macedonia
2.75%, 01/18/2025	EUR	100,000	107,629
Government of Romania
2.63%, 12/02/2040*	EUR	60,000	44,377
2.75%, 04/14/2041	EUR	65,000	48,077
3.38%, 02/08/2038	EUR	20,000	17,247
Republic of Chile
1.25%, 01/22/2051	EUR	100,000	61,664
Republic of Indonesia
1.10%, 03/12/2033	EUR	100,000	87,076
Republic of Philippines
1.75%, 04/28/2041	EUR	100,000	76,951
Total Foreign Government Obligations (cost $907,623)			671,203

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES — 1.6%
Chicago Board of Education General Obligation Bonds
6.14%, 12/01/2039	$ 15,000	$ 14,192
6.32%, 11/01/2029	40,000	40,049
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040	10,000	8,655
County of Riverside, CA Revenue Bonds
3.07%, 02/15/2028	80,000	75,421
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025	70,000	66,418
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045	35,000	36,044
5.18%, 11/15/2049	20,000	19,499
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057	19,000	21,681
New York Transportation Development Corp. Revenue Bonds
4.25%, 09/01/2035	70,000	68,221
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028	65,000	69,252
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035	30,000	30,574
Total Municipal Securities (cost $466,211)		450,006
COMMON STOCKS — 16.1%
Advertising — 0.8%
Trade Desk, Inc., Class A†	3,047	219,262
Auto Manufacturers — 0.8%
Tesla, Inc.†	903	224,377
Biotechnology — 1.1%
Illumina, Inc.†	704	98,025
Royalty Pharma PLC, Class A	7,544	211,911
		309,936
Commercial Services — 1.0%
Adyen NV*†	175	225,377
Block, Inc.†	911	70,466
		295,843
Diversified Financial Services — 0.3%
Intercontinental Exchange, Inc.	600	77,058
Healthcare-Products — 0.3%
Danaher Corp.	306	70,790
Internet — 6.0%
Airbnb, Inc., Class A†	1,545	210,336
Amazon.com, Inc.†	1,080	164,095
Chewy, Inc., Class A†	3,546	83,792
DoorDash, Inc., Class A†	3,366	332,864
MercadoLibre, Inc.†	118	185,442
Meta Platforms, Inc., Class A†	70	24,777
Security Description	Shares or Principal Amount	Value

Internet (continued)
Shopify, Inc., Class A†	4,626	$ 360,366
Uber Technologies, Inc.†	5,521	339,928
		1,701,600
Retail — 0.3%
Floor & Decor Holdings, Inc., Class A†	788	87,909
Software — 5.2%
BILL Holdings, Inc.†	1,655	135,031
Cloudflare, Inc., Class A†	5,077	422,711
Datadog, Inc., Class A†	998	121,137
ROBLOX Corp., Class A†	4,897	223,891
Snowflake, Inc., Class A†	1,781	354,419
Veeva Systems, Inc., Class A†	388	74,698
ZoomInfo Technologies, Inc.†	8,197	151,563
		1,483,450
Transportation — 0.3%
Union Pacific Corp.	305	74,914
Total Common Stocks (cost $3,654,977)		4,545,139
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	10,000	10
PURCHASED OPTIONS† — 0.0%
Purchased Options - Calls — 0.0%
Over the Counter call option on the USD vs. CNY (Expiration Date: 01/17/2024; Strike Price: CNY 7.43; Counterparty: JPMorgan Chase Bank, N.A.)	1,048,008	15
Over the Counter call option on the USD vs. CNY (Expiration Date: 05/24/2024; Strike Price: CNY 7.57; Counterparty: Standard Chartered Bank)	1,199,617	1,108
Over the Counter call option on the USD vs. CNY (Expiration Date: 08/12/2024; Strike Price: CNY 7.79; Counterparty: JPMorgan Chase Bank, N.A.)	1,115,269	905
Total Purchased Options (cost $14,626)		2,028
Total Long-Term Investment Securities (cost $34,082,869)		33,250,669
REPURCHASE AGREEMENTS — 3.2%
Bank of America Securities LLC Joint Repurchase Agreement(7)	$ 180,000	180,000
Barclays Capital, Inc. Joint Repurchase Agreement(7)	190,000	190,000
BNP Paribas SA Joint Repurchase Agreement(7)	180,000	180,000
Deutsche Bank AG Joint Repurchase Agreement(7)	180,000	180,000

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
RBS Securities, Inc. Joint Repurchase Agreement(7)	$ 180,000	$ 180,000
Total Repurchase Agreements (cost $910,000)		910,000
TOTAL INVESTMENTS (cost $34,992,869)	120.8%	34,160,669
Other assets less liabilities	(20.8)	(5,891,368)
NET ASSETS	100.0%	$28,269,301
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Income Portfolio has no right to demand registration of these securities. At December 31, 2023, the aggregate value of these securities was $6,300,096 representing 22.3% of net assets.
†	Non-income producing security
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of December 31, 2023.
(3)	Interest Only
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	Principal amount of security is adjusted for inflation.
(7)	See Note 2 for details of Joint Repurchase Agreements.
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
BRL—Brazilian Real
CNY—Chinese Yuan
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at December 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	60,000	USD	Fixed 2.880%	12-Month SOFR	Annual	Annual	Mar 2053	$ 582	$ 4,324	$ 4,906
Centrally Cleared	120,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	71	7,753	7,824
Centrally Cleared	225,000	USD	Fixed 3.590	12-Month SOFR	Annual	Annual	Sep 2053	988	(12,500)	(11,512)
								$1,641	$(423)	$1,218
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
6	Long	U.S. Treasury 2 Year Notes	March 2024	$1,227,234	$1,235,484	$ 8,250
21	Long	U.S. Treasury 5 Year Notes	March 2024	2,227,508	2,284,242	56,734
3	Long	U.S. Treasury Ultra 10 Year Notes	March 2024	338,219	354,047	15,828
						$80,812
						Unrealized (Depreciation)
8	Short	Canada 10 Year Bonds	March 2024	$ 717,716	$ 749,737	$ (32,021)
1	Short	Euro-BTP	March 2024	127,657	131,536	(3,879)
2	Short	Euro-BUND	March 2024	295,285	302,969	(7,684)
2	Short	U.S. Treasury Long Bonds	March 2024	230,672	249,875	(19,203)
9	Short	U.S. Treasury Ultra Bonds	March 2024	1,086,088	1,202,343	(116,255)
						$(179,042)
		Net Unrealized Appreciation (Depreciation)				$(98,230)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank, N.A.	EUR	11,000	USD	12,106	03/20/2024	$—	$ (75)
Deutsche Bank AG	EUR	491,000	USD	540,394	03/20/2024	—	(3,312)
Goldman Sachs International	BRL	564,000	USD	112,826	03/20/2024	—	(2,440)
Unrealized Appreciation (Depreciation)						$—	$(5,827)
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$7,950,774	$—	$7,950,774
Asset Backed Securities	—	2,258,849	—	2,258,849
Collateralized Mortgage Obligations	—	3,904,328	—	3,904,328
U.S. Government & Agency Obligations	—	13,468,332	—	13,468,332
Foreign Government Obligations	—	671,203	—	671,203
Municipal Securities	—	450,006	—	450,006
Common Stocks	4,545,139	—	—	4,545,139
Escrows and Litigation Trusts	—	10	—	10
Purchased Options	—	2,028	—	2,028
Repurchase Agreements	—	910,000	—	910,000
Total Investments at Value	$4,545,139	$29,615,530	$—	$34,160,669
Other Financial Instruments:†
Swaps	$—	$12,077	$—	$12,077
Futures Contracts	80,812	—	—	80,812
Total Other Financial Instruments	$80,812	$12,077	$—	$92,889
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$12,500	$—	$12,500
Futures Contracts	179,042	—	—	179,042
Forward Foreign Currency Contracts	—	5,827	—	5,827
Total Other Financial Instruments	$179,042	$18,327	$—	$197,369
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 22.5%
Advertising — 0.1%
Lamar Media Corp.
3.63%, 01/15/2031	$ 5,000	$ 4,443
4.88%, 01/15/2029	35,000	33,786
		38,229
Aerospace/Defense — 0.1%
Boeing Co.
5.04%, 05/01/2027	19,000	19,166
5.15%, 05/01/2030	21,000	21,378
Northrop Grumman Corp.
5.15%, 05/01/2040	15,000	15,197
		55,741
Agriculture — 0.3%
Philip Morris International, Inc.
4.88%, 02/15/2028	25,000	25,267
5.13%, 02/15/2030	30,000	30,490
5.38%, 02/15/2033	35,000	35,900
5.63%, 11/17/2029 to 09/07/2033	37,000	38,685
		130,342
Apparel — 0.4%
Hanesbrands, Inc.
4.88%, 05/15/2026*	30,000	28,938
Tapestry, Inc.
7.05%, 11/27/2025	10,000	10,220
William Carter Co.
5.63%, 03/15/2027*	95,000	93,813
		132,971
Banks — 4.0%
Bank of America Corp.
1.90%, 07/23/2031	30,000	24,542
2.57%, 10/20/2032	20,000	16,581
2.59%, 04/29/2031	45,000	38,781
2.69%, 04/22/2032	70,000	59,110
2.97%, 02/04/2033	15,000	12,762
3.19%, 07/23/2030	90,000	81,604
5.20%, 04/25/2029	25,000	25,155
5.93%, 09/15/2027	35,000	35,711
Bank of New York Mellon Corp.
6.32%, 10/25/2029	40,000	42,488
Citigroup, Inc.
1.28%, 11/03/2025	35,000	33,675
Deutsche Bank AG
2.13%, 11/24/2026	150,000	140,598
Goldman Sachs Group, Inc.
2.38%, 07/21/2032	10,000	8,216
2.62%, 04/22/2032	100,000	83,941
3.81%, 04/23/2029	30,000	28,481
HSBC Holdings PLC
5.21%, 08/11/2028	200,000	199,824
Huntington Bancshares, Inc.
6.21%, 08/21/2029	5,000	5,156
JPMorgan Chase & Co.
2.55%, 11/08/2032	3,000	2,503
3.51%, 01/23/2029	25,000	23,689
3.70%, 05/06/2030	65,000	61,171
4.01%, 04/23/2029	15,000	14,432
5.30%, 07/24/2029	25,000	25,368
6.07%, 10/22/2027	15,000	15,431
M&T Bank Corp.
5.05%, 01/27/2034	50,000	47,375
Security Description	Shares or Principal Amount	Value

Banks (continued)
7.41%, 10/30/2029	$ 60,000	$ 64,538
Morgan Stanley
1.79%, 02/13/2032	30,000	23,956
2.24%, 07/21/2032	30,000	24,487
2.48%, 01/21/2028	15,000	13,923
4.43%, 01/23/2030	10,000	9,740
5.16%, 04/20/2029	30,000	30,171
5.45%, 07/20/2029	5,000	5,095
6.41%, 11/01/2029	35,000	37,092
Morgan Stanley VRS
3.59%, 07/22/2028(1)	50,000	47,732
PNC Financial Services Group, Inc.
5.07%, 01/24/2034	5,000	4,892
6.88%, 10/20/2034	10,000	11,101
Wells Fargo & Co.
2.57%, 02/11/2031	30,000	25,924
2.88%, 10/30/2030	5,000	4,445
3.00%, 10/23/2026	20,000	18,987
3.35%, 03/02/2033	34,000	29,696
4.90%, 07/25/2033	30,000	29,225
5.39%, 04/24/2034	10,000	10,043
5.57%, 07/25/2029	70,000	71,475
6.49%, 10/23/2034	15,000	16,318
		1,505,434
Biotechnology — 0.3%
Amgen, Inc.
5.25%, 03/02/2030 to 03/02/2033	53,000	54,351
Royalty Pharma PLC
2.15%, 09/02/2031	20,000	16,336
2.20%, 09/02/2030	15,000	12,608
3.55%, 09/02/2050	15,000	10,650
		93,945
Building Materials — 0.3%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	55,000	53,111
Standard Industries, Inc.
4.38%, 07/15/2030*	65,000	59,695
		112,806
Chemicals — 0.2%
Celanese US Holdings LLC
6.17%, 07/15/2027	30,000	30,761
6.33%, 07/15/2029	25,000	26,207
6.55%, 11/15/2030	15,000	15,857
Sherwin-Williams Co.
4.50%, 06/01/2047	5,000	4,573
		77,398
Commercial Services — 0.5%
Gartner, Inc.
4.50%, 07/01/2028*	25,000	23,708
Howard University
2.80%, 10/01/2030	5,000	4,386
2.90%, 10/01/2031	25,000	21,572
3.48%, 10/01/2041	10,000	7,424
Service Corp. International
3.38%, 08/15/2030	55,000	47,965
5.13%, 06/01/2029	62,000	60,760
United Rentals North America, Inc.
4.88%, 01/15/2028	40,000	39,050
		204,865

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Computers — 0.2%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	$ 90,000	$ 84,780
Cosmetics/Personal Care — 0.1%
Kenvue, Inc.
5.05%, 03/22/2053	18,000	18,623
Distribution/Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/2028	10,000	10,235
Diversified Financial Services — 1.2%
American Express Co.
6.34%, 10/30/2026	35,000	35,684
Capital One Financial Corp.
1.88%, 11/02/2027	80,000	71,958
3.27%, 03/01/2030	35,000	31,259
5.25%, 07/26/2030	15,000	14,738
5.47%, 02/01/2029	20,000	19,941
5.82%, 02/01/2034	15,000	14,927
6.31%, 06/08/2029	10,000	10,259
6.38%, 06/08/2034	12,000	12,350
7.62%, 10/30/2031	25,000	27,472
Discover Financial Services
7.96%, 11/02/2034	35,000	38,937
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	160,000	155,550
Intercontinental Exchange, Inc.
4.35%, 06/15/2029	10,000	9,968
Nasdaq, Inc.
5.55%, 02/15/2034	15,000	15,583
		458,626
Electric — 3.8%
AES Corp.
3.30%, 07/15/2025*	20,000	19,262
Alabama Power Co.
3.45%, 10/01/2049	25,000	18,782
4.15%, 08/15/2044	15,000	12,845
Ameren Corp.
5.00%, 01/15/2029	45,000	45,202
Arizona Public Service Co.
5.55%, 08/01/2033	10,000	10,333
6.35%, 12/15/2032	15,000	16,281
Berkshire Hathaway Energy Co.
1.65%, 05/15/2031	25,000	20,049
4.60%, 05/01/2053	10,000	8,902
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	13,000	11,391
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	15,000	10,605
5.50%, 03/15/2034	10,000	10,488
Dominion Energy, Inc.
3.38%, 04/01/2030	15,000	13,809
5.38%, 11/15/2032	65,000	66,747
Duke Energy Carolinas LLC
2.55%, 04/15/2031	15,000	12,999
Duke Energy Corp.
2.55%, 06/15/2031	40,000	34,130
4.50%, 08/15/2032	20,000	19,359
5.00%, 08/15/2052	5,000	4,667
Duke Energy Indiana LLC
2.75%, 04/01/2050	20,000	12,930
Security Description	Shares or Principal Amount	Value

Electric (continued)
Duke Energy Progress LLC
3.70%, 10/15/2046	$ 30,000	$ 23,329
4.00%, 04/01/2052	10,000	8,217
4.38%, 03/30/2044	21,000	18,520
Edison International
4.13%, 03/15/2028	5,000	4,828
5.25%, 11/15/2028	15,000	15,092
6.95%, 11/15/2029	45,000	48,835
Emera, Inc.
6.75%, 06/15/2076	15,000	14,688
Evergy Metro, Inc.
2.25%, 06/01/2030	5,000	4,261
Evergy, Inc.
2.45%, 09/15/2024	25,000	24,432
2.90%, 09/15/2029	10,000	9,045
Eversource Energy
3.38%, 03/01/2032	11,000	9,734
5.13%, 05/15/2033	30,000	30,152
5.45%, 03/01/2028	5,000	5,139
5.95%, 02/01/2029	20,000	20,945
Georgia Power Co.
4.30%, 03/15/2042	8,000	7,073
4.70%, 05/15/2032	10,000	9,959
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	5,000	4,921
Kentucky Power Co.
7.00%, 11/15/2033*	40,000	43,003
Monongahela Power Co.
5.85%, 02/15/2034*	10,000	10,493
National Grid PLC
5.60%, 06/12/2028	5,000	5,151
National Rural Utilities Cooperative Finance Corp.
5.80%, 01/15/2033	15,000	15,885
Nextera Energy Capital Holdings, Inc.
2.25%, 06/01/2030	25,000	21,386
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027	10,000	9,197
4.63%, 07/15/2027	35,000	34,937
5.00%, 02/28/2030 to 07/15/2032	25,000	25,180
NRG Energy, Inc.
2.45%, 12/02/2027*	18,000	16,229
Oglethorpe Power Corp.
4.50%, 04/01/2047	15,000	12,707
Ohio Edison Co.
5.50%, 01/15/2033*	15,000	15,181
Oncor Electric Delivery Co. LLC
5.65%, 11/15/2033*	20,000	21,306
Pacific Gas & Electric Co.
2.50%, 02/01/2031	20,000	16,498
4.55%, 07/01/2030	45,000	42,857
4.95%, 07/01/2050	5,000	4,271
5.25%, 03/01/2052	10,000	8,885
5.45%, 06/15/2027	10,000	10,081
5.90%, 06/15/2032	40,000	40,672
6.10%, 01/15/2029	65,000	67,262
6.15%, 01/15/2033	25,000	25,912
6.40%, 06/15/2033	20,000	21,044
PPL Capital Funding, Inc.
4.13%, 04/15/2030	5,000	4,760
Public Service Enterprise Group, Inc.
6.13%, 10/15/2033	10,000	10,747
Puget Energy, Inc.
2.38%, 06/15/2028	20,000	17,876

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
4.10%, 06/15/2030	$ 32,000	$ 29,319
4.22%, 03/15/2032	8,000	7,237
Sempra
3.70%, 04/01/2029	16,000	15,243
5.40%, 08/01/2026	25,000	25,327
Southern California Edison Co.
2.25%, 06/01/2030	5,000	4,291
2.85%, 08/01/2029	15,000	13,669
5.30%, 03/01/2028	10,000	10,263
5.85%, 11/01/2027	5,000	5,221
Southern Co.
3.25%, 07/01/2026	30,000	28,940
5.20%, 06/15/2033	20,000	20,401
Southwestern Electric Power Co.
5.30%, 04/01/2033	55,000	55,001
Virginia Electric & Power Co.
2.45%, 12/15/2050	5,000	3,068
5.00%, 04/01/2033	26,000	26,296
Xcel Energy, Inc.
1.75%, 03/15/2027	55,000	50,155
4.60%, 06/01/2032	13,000	12,673
		1,416,575
Electronics — 0.1%
Sensata Technologies BV
5.00%, 10/01/2025*	20,000	20,024
Entertainment — 0.2%
Warnermedia Holdings, Inc.
5.14%, 03/15/2052	16,000	13,734
WMG Acquisition Corp.
3.88%, 07/15/2030*	70,000	63,332
		77,066
Environmental Control — 0.3%
Clean Harbors, Inc.
4.88%, 07/15/2027*	90,000	88,190
Veralto Corp.
5.35%, 09/18/2028*	20,000	20,464
		108,654
Food — 0.1%
Conagra Brands, Inc.
4.85%, 11/01/2028	20,000	19,966
General Mills, Inc.
4.95%, 03/29/2033	5,000	5,069
Sysco Corp.
5.75%, 01/17/2029	10,000	10,417
		35,452
Gas — 0.5%
Atmos Energy Corp.
5.90%, 11/15/2033	5,000	5,425
Brooklyn Union Gas Co.
6.39%, 09/15/2033*	25,000	26,098
KeySpan Gas East Corp.
5.99%, 03/06/2033*	20,000	20,338
NiSource, Inc.
3.49%, 05/15/2027	35,000	33,696
3.60%, 05/01/2030	29,000	26,983
5.25%, 03/30/2028	35,000	35,686
Southern California Gas Co.
5.20%, 06/01/2033	15,000	15,424
Security Description	Shares or Principal Amount	Value

Gas (continued)
Southern Co. Gas Capital Corp.
5.75%, 09/15/2033	$ 5,000	$ 5,250
Southwest Gas Corp.
2.20%, 06/15/2030	15,000	12,766
		181,666
Hand/Machine Tools — 0.2%
Regal Rexnord Corp.
6.05%, 04/15/2028*	56,000	56,687
6.30%, 02/15/2030*	5,000	5,130
		61,817
Healthcare-Products — 0.3%
Avantor Funding, Inc.
4.63%, 07/15/2028*	55,000	53,156
Hologic, Inc.
4.63%, 02/01/2028*	48,000	46,076
		99,232
Healthcare-Services — 0.6%
Centene Corp.
2.45%, 07/15/2028	20,000	17,812
4.63%, 12/15/2029	80,000	76,698
CommonSpirit Health
3.35%, 10/01/2029	5,000	4,565
HCA, Inc.
3.38%, 03/15/2029	30,000	27,680
Humana, Inc.
3.70%, 03/23/2029	20,000	19,212
5.75%, 12/01/2028	5,000	5,226
Kaiser Foundation Hospitals
2.81%, 06/01/2041	8,000	5,993
3.00%, 06/01/2051	15,000	10,683
Sutter Health
3.36%, 08/15/2050	9,000	6,658
UnitedHealth Group, Inc.
2.75%, 05/15/2040	27,000	20,443
3.50%, 08/15/2039	10,000	8,498
4.95%, 05/15/2062	5,000	4,932
6.05%, 02/15/2063	5,000	5,766
		214,166
Home Builders — 0.1%
Taylor Morrison Communities, Inc.
5.75%, 01/15/2028*	40,000	40,183
Insurance — 0.5%
Aon Corp./Aon Global Holdings PLC
5.35%, 02/28/2033	10,000	10,255
Athene Global Funding
2.65%, 10/04/2031*	45,000	36,560
2.72%, 01/07/2029*	40,000	34,776
Athene Holding, Ltd.
5.88%, 01/15/2034	15,000	15,137
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	75,000	65,694
Equitable Holdings, Inc.
4.35%, 04/20/2028	5,000	4,828
Marsh & McLennan Cos., Inc.
2.38%, 12/15/2031	13,000	11,074
4.75%, 03/15/2039	6,000	5,832
Willis North America, Inc.
3.60%, 05/15/2024	20,000	19,817
		203,973

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet — 0.4%
Gen Digital, Inc.
5.00%, 04/15/2025*	$ 45,000	$ 44,550
6.75%, 09/30/2027*	25,000	25,433
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	82,000	80,353
		150,336
Investment Companies — 0.2%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	75,000	67,700
Iron/Steel — 0.0%
Vale Overseas, Ltd.
6.13%, 06/12/2033	10,000	10,379
Machinery-Diversified — 0.1%
Ingersoll Rand, Inc.
5.70%, 08/14/2033	5,000	5,290
Otis Worldwide Corp.
2.57%, 02/15/2030	25,000	22,230
		27,520
Media — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	70,000	63,104
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	10,000	8,677
3.50%, 03/01/2042	15,000	10,434
3.90%, 06/01/2052	5,000	3,362
4.80%, 03/01/2050	5,000	3,870
5.13%, 07/01/2049	3,000	2,436
5.75%, 04/01/2048	5,000	4,437
Comcast Corp.
3.20%, 07/15/2036	6,000	5,044
3.25%, 11/01/2039	27,000	21,870
3.40%, 07/15/2046	5,000	3,873
Cox Communications, Inc.
2.60%, 06/15/2031*	25,000	21,181
Discovery Communications LLC
3.63%, 05/15/2030	10,000	9,064
3.90%, 11/15/2024	35,000	34,509
4.00%, 09/15/2055	23,000	16,365
5.20%, 09/20/2047	15,000	12,923
5.30%, 05/15/2049	35,000	30,050
Paramount Global
4.38%, 03/15/2043	32,000	23,642
4.95%, 01/15/2031	20,000	18,966
5.25%, 04/01/2044	15,000	12,013
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	25,000	23,121
Time Warner Cable LLC
4.50%, 09/15/2042	45,000	35,313
5.88%, 11/15/2040	30,000	27,156
		391,410
Mining — 0.1%
Glencore Funding LLC
2.63%, 09/23/2031*	10,000	8,485
2.85%, 04/27/2031*	10,000	8,623
6.38%, 10/06/2030*	35,000	37,576
		54,684
Security Description	Shares or Principal Amount	Value

Office/Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/2029	$ 68,000	$ 62,179
Oil & Gas — 1.4%
Apache Corp.
4.88%, 11/15/2027	30,000	28,560
BP Capital Markets America, Inc.
4.81%, 02/13/2033	30,000	30,246
4.89%, 09/11/2033	23,000	23,402
ConocoPhillips Co.
4.03%, 03/15/2062	5,000	4,055
5.05%, 09/15/2033	20,000	20,548
5.70%, 09/15/2063	15,000	16,233
Diamondback Energy, Inc.
6.25%, 03/15/2033	10,000	10,685
Ecopetrol SA
4.63%, 11/02/2031	15,000	12,724
8.63%, 01/19/2029	45,000	47,957
Energean Israel Finance, Ltd.
4.88%, 03/30/2026*	10,000	9,200
5.88%, 03/30/2031*	30,000	25,281
Equinor ASA
3.63%, 04/06/2040	20,000	17,266
3.70%, 04/06/2050	5,000	4,127
Hess Corp.
7.13%, 03/15/2033	3,000	3,467
7.30%, 08/15/2031	23,000	26,508
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	50,000	46,918
Marathon Oil Corp.
6.60%, 10/01/2037	13,000	13,735
Occidental Petroleum Corp.
6.13%, 01/01/2031	5,000	5,191
6.63%, 09/01/2030	30,000	31,905
Ovintiv, Inc.
6.63%, 08/15/2037	5,000	5,177
7.38%, 11/01/2031	40,000	44,064
Patterson-UTI Energy, Inc.
5.15%, 11/15/2029	15,000	14,308
7.15%, 10/01/2033	20,000	21,188
Shell International Finance BV
2.88%, 11/26/2041	15,000	11,362
3.00%, 11/26/2051	2,000	1,424
3.25%, 04/06/2050	15,000	11,269
Viper Energy, Inc.
5.38%, 11/01/2027*	28,000	27,491
		514,291
Packaging & Containers — 0.3%
Ball Corp.
6.00%, 06/15/2029	85,000	86,800
Graphic Packaging International LLC
4.75%, 07/15/2027*	40,000	38,800
		125,600
Pharmaceuticals — 0.1%
CVS Health Corp.
2.70%, 08/21/2040	15,000	10,694
5.13%, 02/21/2030	15,000	15,232
5.25%, 01/30/2031	20,000	20,516
		46,442

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines — 1.2%
Cheniere Energy Partners LP
4.50%, 10/01/2029	$ 10,000	$ 9,565
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/2028*	25,000	25,803
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	15,000	15,510
6.04%, 11/15/2033*	20,000	20,945
6.54%, 11/15/2053*	10,000	11,010
Enbridge, Inc.
5.70%, 03/08/2033	43,000	44,694
6.00%, 11/15/2028	10,000	10,499
8.50%, 01/15/2084	25,000	26,591
Energy Transfer LP
6.05%, 12/01/2026	15,000	15,421
6.40%, 12/01/2030	60,000	64,152
EQM Midstream Partners LP
4.13%, 12/01/2026	35,000	33,806
ONEOK, Inc.
3.40%, 09/01/2029	20,000	18,432
4.35%, 03/15/2029	5,000	4,859
6.10%, 11/15/2032	20,000	21,252
Targa Resources Corp.
4.20%, 02/01/2033	5,000	4,597
6.13%, 03/15/2033	10,000	10,528
6.15%, 03/01/2029	20,000	20,914
6.25%, 07/01/2052	5,000	5,160
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	5,000	4,566
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	10,000	9,064
Western Midstream Operating LP
4.75%, 08/15/2028	25,000	24,404
6.15%, 04/01/2033	15,000	15,583
Williams Cos., Inc.
4.65%, 08/15/2032	24,000	23,395
5.65%, 03/15/2033	10,000	10,446
		451,196
REITS — 0.7%
American Tower Corp.
1.45%, 09/15/2026	15,000	13,666
2.40%, 03/15/2025	5,000	4,830
3.80%, 08/15/2029	10,000	9,493
5.80%, 11/15/2028	15,000	15,582
Crown Castle, Inc.
4.80%, 09/01/2028	43,000	42,428
5.00%, 01/11/2028	20,000	19,922
5.60%, 06/01/2029	10,000	10,225
Crown Castle, Inc.
2.90%, 03/15/2027	15,000	14,027
Equinix, Inc.
3.20%, 11/18/2029	25,000	22,961
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	5,000	4,221
4.00%, 01/15/2031	28,000	25,218
5.30%, 01/15/2029	5,000	4,971
5.75%, 06/01/2028	15,000	15,135
SBA Tower Trust
2.84%, 01/15/2025*	40,000	38,627
Security Description	Shares or Principal Amount	Value

REITS (continued)
VICI Properties LP
4.95%, 02/15/2030	$ 39,000	$ 37,843
		279,149
Retail — 0.4%
AutoZone, Inc.
4.75%, 08/01/2032	14,000	13,860
6.55%, 11/01/2033	10,000	11,110
FirstCash, Inc.
4.63%, 09/01/2028*	55,000	51,339
5.63%, 01/01/2030*	40,000	38,307
O'Reilly Automotive, Inc.
4.35%, 06/01/2028	5,000	4,958
4.70%, 06/15/2032	30,000	29,676
		149,250
Semiconductors — 0.3%
Intel Corp.
3.05%, 08/12/2051	7,000	4,929
3.10%, 02/15/2060	5,000	3,446
5.90%, 02/10/2063	7,000	7,802
Marvell Technology, Inc.
2.45%, 04/15/2028	23,000	20,755
2.95%, 04/15/2031	15,000	13,108
5.95%, 09/15/2033	5,000	5,302
NXP BV/NXP Funding LLC
5.35%, 03/01/2026	15,000	15,078
5.55%, 12/01/2028	10,000	10,290
Qorvo, Inc.
3.38%, 04/01/2031*	20,000	17,111
		97,821
Software — 1.0%
Black Knight InfoServ LLC
3.63%, 09/01/2028*	59,000	55,829
Fair Isaac Corp.
4.00%, 06/15/2028*	60,000	56,781
MSCI, Inc.
3.63%, 11/01/2031*	20,000	17,603
3.88%, 02/15/2031*	10,000	9,137
4.00%, 11/15/2029*	10,000	9,399
Open Text Corp.
3.88%, 12/01/2029*	50,000	44,842
6.90%, 12/01/2027*	39,000	40,546
Oracle Corp.
2.30%, 03/25/2028	20,000	18,223
3.60%, 04/01/2040	6,000	4,784
3.85%, 04/01/2060	58,000	42,029
4.90%, 02/06/2033	26,000	25,882
SS&C Technologies, Inc.
5.50%, 09/30/2027*	50,000	49,287
		374,342
Telecommunications — 0.4%
AT&T, Inc.
2.55%, 12/01/2033	5,000	4,075
3.55%, 09/15/2055	14,000	10,066
3.65%, 09/15/2059	2,000	1,433
3.80%, 12/01/2057	25,000	18,584
4.50%, 05/15/2035	10,000	9,472
Nokia Oyj
6.63%, 05/15/2039	15,000	14,835
Rogers Communications, Inc.
3.80%, 03/15/2032	15,000	13,803

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
T-Mobile USA, Inc.
2.05%, 02/15/2028	$ 25,000	$ 22,557
5.05%, 07/15/2033	25,000	25,195
5.75%, 01/15/2034	15,000	15,910
		135,930
Trucking & Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	35,000	34,039
4.00%, 07/15/2025*	10,000	9,780
4.40%, 07/01/2027*	25,000	24,376
5.75%, 05/24/2026*	20,000	20,158
6.05%, 08/01/2028*	5,000	5,182
		93,535
Total Corporate Bonds & Notes (cost $8,663,327)		8,414,567
ASSET BACKED SECURITIES — 6.2%
Auto Loan Receivables — 1.7%
American Credit Acceptance Receivables Trust
Series 2023-3, Class B 6.09%, 11/12/2027*	20,000	20,116
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class D 2.58%, 09/18/2025	40,000	39,641
ARI Fleet Lease Trust
Series 2023-A, Class A2 5.41%, 02/17/2032*	93,946	93,767
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.65%, 05/15/2035*	83,382	83,601
DT Auto Owner Trust
Series 2023-1A, Class B 5.19%, 10/16/2028*	15,000	14,869
Series 2023-2A, Class B 5.41%, 02/15/2029*	15,000	14,924
Exeter Automobile Receivables Trust
Series 2022-1A, Class B 2.18%, 06/15/2026	5,981	5,962
Series 2019-4A, Class D 2.58%, 09/15/2025*	22,841	22,610
Series 2020-1A, Class D 2.73%, 12/15/2025*	9,775	9,646
Series 2023-1A, Class B 5.72%, 04/15/2027	20,000	19,975
Series 2022-6A, Class B 6.03%, 08/16/2027	9,000	9,015
Series 2023-3A, Class B 6.11%, 09/15/2027	9,000	9,031
Flagship Credit Auto Trust
Series 2023-1, Class B 5.05%, 01/18/2028*	10,000	9,897
Series 2023-2, Class B 5.21%, 05/15/2028*	19,000	18,941
OneMain Direct Auto Receivables Trust
Series 2023-1A, Class A 5.41%, 11/14/2029*	100,000	100,298
Prestige Auto Receivables Trust
Series 2022-1A, Class B 6.55%, 07/17/2028*	30,000	30,108
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Santander Drive Auto Receivables Trust
Series 2023-1, Class B 4.98%, 02/15/2028	$ 15,000	$ 14,889
Series 2023-3, Class B 5.61%, 07/17/2028	30,000	30,140
Series 2023-4, Class B 5.77%, 12/15/2028	30,000	30,410
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B 5.71%, 01/22/2030*	15,000	15,108
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	30,000	29,522
Series 2023-1A, Class B 5.41%, 01/18/2028*	10,000	9,952
World Omni Auto Receivables Trust
Series 2023-A, Class B 5.03%, 05/15/2029	15,000	14,979
		647,401
Home Equity — 0.4%
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2 7.05%, (TSFR1M+1.69%), 10/25/2034	4,976	4,842
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2 5.57%, (TSFR1M+0.21%), 02/25/2037	25,999	12,599
Soundview Home Loan Trust FRS
Series 2006-3, Class A4 5.97%, (TSFR1M+0.61%), 11/25/2036	149,745	140,581
		158,022
Other Asset Backed Securities — 4.1%
510 Asset Backed Trust
Series 2021-NPL2, Class A1 2.12%, 06/25/2061*(2)	44,366	43,038
Series 2021-NPL1, Class A1 2.24%, 06/25/2061*(2)	45,682	43,357
Aligned Data Centers Issuer LLC
Series 2023-1A, Class A2 6.00%, 08/17/2048*	45,000	44,546
BlueMountain CLO XXIV, Ltd. FRS
Series 2019-24A, Class AR 6.78%, (TSFR3M+1.36%), 04/20/2034*	250,000	248,821
CNH Equipment Trust
Series 2023-A, Class A4 4.77%, 10/15/2030	10,000	9,933
DLLAA LLC
Series 2023-1A, Class A3 5.64%, 02/22/2028*	15,000	15,237
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	48,750	43,095
Series 2019-1A, Class A2 3.67%, 10/25/2049*	48,125	43,906
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	57,000	55,378
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	99,438	95,432

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
KKR CLO, Ltd. FRS
Series 22A, Class A 6.83%, (TSFR3M+1.41%), 07/20/2031*	$ 245,676	$ 245,675
Navient Private Education Refi Loan Trust
Series 2021-FA, Class A 1.11%, 02/18/2070*	67,852	57,781
Pretium Mtg. Credit Partners LLC
Series 2021-RN1, Class A1 1.99%, 02/25/2061*(2)	50,859	49,632
Series 2022-NPL1, Class A1 2.98%, 01/25/2052*(2)	59,825	59,275
Securitized Asset Backed Receivables LLC Trust FRS
Series 2007-BR5, Class A2A 5.60%, (TSFR1M+0.24%), 05/25/2037	51,920	38,053
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.90%, 07/25/2048*	40,000	39,358
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	25,000	23,128
Taco Bell Funding LLC
Series 2021-1A, Class A2II 2.29%, 08/25/2051*	105,128	90,211
Venture 42 CLO, Ltd. FRS
Series 2021-42A, Class A1A 6.79%, (TSFR3M+1.39%), 04/15/2034*	100,000	99,034
VOLT XCIV LLC
Series 2021-NPL3, Class A1 2.24%, 02/27/2051*(2)	47,522	46,310
VOLT XCIX LLC
Series 2021-NPL8, Class A1 2.12%, 04/25/2051*(2)	48,523	46,857
VOLT XCVII LLC
Series 2021-NPL6, Class A1 2.24%, 04/25/2051*(2)	48,836	47,098
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	46,999	43,657
		1,528,812
Total Asset Backed Securities (cost $2,310,747)		2,334,235
COLLATERALIZED MORTGAGE OBLIGATIONS — 11.8%
Commercial and Residential — 9.1%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	120,000	114,915
Angel Oak Mtg. Trust VRS
Series 2020-R1, Class A1 0.99%, 04/25/2053*(1)	13,271	12,119
Series 2021-2, Class A1 0.99%, 04/25/2066*(1)	19,621	16,559
Series 2021-3, Class A1 1.07%, 05/25/2066*(1)	36,521	30,384
Series 2020-3, Class A1 1.69%, 04/25/2065*(1)	21,430	19,755
Series 2021-8, Class A1 1.82%, 11/25/2066*(1)	34,535	29,214
BANK VRS
Series 2017-BNK8, Class XA 0.71%, 11/15/2050(1)(3)	812,533	17,916
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2019-BN20, Class XA 0.81%, 09/15/2062(1)(3)	$ 893,778	$ 32,538
BBCMS Mtg. Trust VRS
Series 2022-C18, Class A4 5.44%, 12/15/2055(1)	20,000	20,619
Series 2022-C18, Class A5 5.71%, 12/15/2055(1)	10,000	10,503
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1 5.02%, 02/25/2036(1)	28,185	24,771
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.46%, 07/15/2051(1)(3)	327,081	4,861
Series 2018-B1, Class XA 0.52%, 01/15/2051(1)(3)	144,283	2,382
Series 2018-B8, Class XA 0.62%, 01/15/2052(1)(3)	899,015	21,085
Series 2019-B10, Class XA 1.19%, 03/15/2062(1)(3)	318,247	15,820
Series 2020-B22, Class XA 1.51%, 01/15/2054(1)(3)	162,947	12,929
Series 2020-B18, Class XA 1.78%, 07/15/2053(1)(3)	97,362	6,333
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 4.10%, (H15T1Y+2.4%), 03/25/2036	13,722	12,711
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(1)	32,455	26,254
Series 2021-3, Class A1 0.96%, 09/27/2066*(1)	70,860	56,236
Series 2021-HX1, Class A1 1.11%, 10/25/2066*(1)	68,581	56,667
Commercial Mtg. Trust
Series 2015-LC19, Class A4 3.18%, 02/10/2048	125,105	121,677
Series 2014-CR21, Class A3 3.53%, 12/10/2047	127,723	124,722
Series 2014-UBS2, Class A5 3.96%, 03/10/2047	59,760	59,655
Series 2014-CR17, Class A5 3.98%, 05/10/2047	65,000	64,459
Series 2013-300P, Class A1 4.35%, 08/10/2030*	195,000	181,106
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1 5.75%, 12/25/2035	19,225	9,431
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class ASB 2.96%, 01/15/2049	39,371	38,317
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.71%, 06/15/2057(1)(3)	997,496	5,690
CSMC Trust VRS
Series 2021-NQM4, Class A1 1.10%, 05/25/2066*(1)	47,845	39,546
Series 2022-NQM1, Class A1 2.27%, 11/25/2066*(1)	85,971	73,421
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(1)	24,407	21,965
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	125,000	115,784

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2016-C1, Class ASB 3.04%, 05/10/2049	$ 38,547	$ 37,458
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.70%, 09/15/2053(1)(3)	100,292	5,658
First Horizon Alternative Mtg. Securities Trust VRS
Series 2005-AA3, Class 3A1 6.79%, 05/25/2035(1)	19,900	17,949
GCAT Trust VRS
Series 2021-NQM2, Class A1 1.04%, 05/25/2066*(1)	53,347	43,666
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	125,000	89,467
Series 2005-ROCK, Class A 5.37%, 05/03/2032*	30,445	29,816
GS Mtg. Securities Corp. Trust VRS
Series 2018-GS10, Class XA 0.31%, 07/10/2051(1)(3)	1,172,989	15,804
GS Mtg. Securities Trust
Series 2014-GC20, Class A5 4.00%, 04/10/2047	81,402	81,145
GS Mtg. Securities Trust VRS
Series 2020-GC45, Class XA 0.66%, 02/13/2053(1)(3)	985,587	28,202
GSR Mtg. Loan Trust VRS
Series 2007-AR1, Class 2A1 4.28%, 03/25/2047(1)	10,282	6,521
Series 2006-AR2, Class 3A1 4.95%, 04/25/2036(1)	3,286	2,085
Impac CMB Trust FRS
Series 2005-4, Class 1A1A 6.01%, (TSFR1M+0.38%), 05/25/2035	16,532	15,069
Imperial Fund Mtg. Trust
Series 2022-NQM2, Class A1 3.64%, 03/25/2067*(2)	87,493	80,346
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	25,000	20,961
Legacy Mtg. Asset Trust
Series 2019-GS7, Class A1 7.25%, 11/25/2059*(2)	63,416	63,398
LSTAR Securities Investment, Ltd. FRS
Series 2021-1, Class A 8.27%, (TSFR1M+2.91%), 02/01/2026*	42,988	43,079
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A2, Class A2 4.34%, 02/25/2035(1)	4,931	4,666
Series 2005-A1, Class 2A1 5.85%, 12/25/2034(1)	4,629	4,488
MFA Trust VRS
Series 2021-NQM2, Class A1 1.03%, 11/25/2064*(1)	46,796	39,488
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(1)	24,346	22,101
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 0.95%, 12/15/2047(1)(3)	202,598	731
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.32%, 06/15/2050(1)(3)	$ 99,536	$ 2,767
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22 6.00%, 08/25/2037	19,952	7,277
MortgageIT Trust FRS
Series 2005-4, Class A1 6.03%, (TSFR1M+0.67%), 10/25/2035	20,267	19,657
New Residential Mtg. Loan Trust FRS
Series 2017-5A, Class A1 6.97%, (TSFR1M+1.61%), 06/25/2057*	20,701	20,555
New Residential Mtg. Loan Trust VRS
Series 2019-NQM4, Class A1 2.49%, 09/25/2059*(1)	13,929	12,811
Series 2016-2A, Class A1 3.75%, 11/26/2035*(1)	23,982	22,653
Series 2016-4A, Class A1 3.75%, 11/25/2056*(1)	24,154	22,686
Series 2017-4A, Class A1 4.00%, 05/25/2057*(1)	22,629	21,356
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(1)	67,610	55,334
NRP Mtg. Trust VRS
Series 2013-1, Class A1 3.25%, 07/25/2043*(1)	7,128	6,271
OBX Trust VRS
Series 2022-NQM1, Class A1 2.31%, 11/25/2061*(1)	77,632	66,558
PRPM LLC
Series 2021-5, Class A1 1.79%, 06/25/2026*(2)	71,730	69,868
Series 2021-3, Class A1 1.87%, 04/25/2026*(2)	49,899	48,644
Series 2021-4, Class A1 1.87%, 04/25/2026*(2)	62,815	61,353
Series 2021-9, Class A1 2.36%, 10/25/2026*(2)	62,343	60,406
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	95,000	85,212
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(1)	49,221	38,728
Starwood Mtg. Residential Trust VRS
Series 2021-3, Class A1 1.13%, 06/25/2056*(1)	51,490	42,251
Series 2021-6, Class A1 1.92%, 11/25/2066*(1)	78,386	64,423
Toorak Mtg. Corp., Ltd.
Series 2021-1, Class A1 3.24%, 06/25/2024*(2)	55,204	54,070
Towd Point Mtg. Trust VRS
Series 2017-6, Class A1 2.75%, 10/25/2057*(1)	28,038	26,833
Series 2021-R1, Class A1 2.92%, 11/30/2060*(1)	89,701	77,161
Tyson Corner Mtg. Trust VRS
Series 2023-CRNR, Class A 6.80%, 12/10/2033*(1)	50,000	52,040

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Verus Securitization Trust VRS
Series 2021-R2, Class A1 0.92%, 02/25/2064*(1)	$ 31,145	$ 27,405
Series 2021-7, Class A1 1.83%, 10/25/2066*(1)	74,254	64,462
Wells Fargo Commercial Mtg. Trust
Series 2014-LC16, Class A5 3.82%, 08/15/2050	105,000	103,560
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 0.87%, 09/15/2057(1)(3)	525,465	6,214
Series 2015-NXS1, Class D 4.14%, 05/15/2048(1)	10,000	8,574
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR14, Class 2A1 6.38%, 10/25/2036(1)	7,704	6,772
WF-RBS Commercial Mtg. Trust
Series 2014-C20, Class A5 4.00%, 05/15/2047	145,280	143,511
Series 2014-C19, Class A5 4.10%, 03/15/2047	42,805	42,622
		3,394,476
U.S. Government Agency — 2.7%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
3.24%, 08/25/2027	79,000	75,956
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-1510, Class X1 0.48%, 01/25/2034(1)(3)	198,946	6,688
Series K064, Class X1 0.60%, 03/25/2027(1)(3)	338,529	5,436
Series K124, Class X1 0.72%, 12/25/2030(1)(3)	288,680	11,488
Series K122, Class X1 0.88%, 11/25/2030(1)(3)	99,184	4,682
Series K121, Class X1 1.02%, 10/25/2030(1)(3)	122,174	6,517
Series K104, Class X1 1.12%, 01/25/2030(1)(3)	186,026	9,918
Series K114, Class X1 1.12%, 06/25/2030(1)(3)	228,528	13,179
Series K111, Class X1 1.57%, 05/25/2030(1)(3)	99,213	7,734
Federal Home Loan Mtg. Corp. REMIC
Series 4216, Class KQ 1.70%, 10/15/2039	4,223	4,135
Series 3964, Class MD 2.00%, 01/15/2041	565	543
Series 5170, Class DP 2.00%, 07/25/2050	46,452	39,632
Series 4961, Class JB 2.50%, 12/15/2042	25,452	22,915
Series 3883, Class PB 3.00%, 05/15/2041	7,920	7,491
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	16,662	15,229
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Debt Notes FRS
Series 2023-DNA2, Class M1B 8.59%, (SOFR30A+3.25%), 04/25/2043*	$ 15,000	$ 15,613
Series 2023-HQA2, Class M1B 8.69%, (SOFR30A+3.35%), 06/25/2043*	60,000	63,324
Series 2022-HQA2, Class M1B 9.34%, (SOFR30A+4.00%), 07/25/2042*	20,000	20,966
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA3, Class M1B 8.24%, (SOFR30A+2.90%), 04/25/2042*	20,000	20,536
Series 2022-DNA4, Class M1B 8.69%, (SOFR30A+3.35%), 05/25/2042*	30,000	31,195
Series 2022-HQA1, Class M1B 8.84%, (SOFR30A+3.50%), 03/25/2042*	10,000	10,354
Series 2023-HQA1, Class M1B 8.84%, (SOFR30A+3.50%), 05/25/2043*	50,000	52,840
Series 2022-HQA3, Class M1B 8.89%, (SOFR30A+3.55%), 08/25/2042*	10,000	10,339
Series 2022-DNA6, Class M1B 9.04%, (SOFR30A+3.70%), 09/25/2042*	20,000	21,038
Series 2022-DNA5, Class M1B 9.84%, (SOFR30A+4.50%), 06/25/2042*	35,000	37,686
Federal National Mtg. Assoc.
Series 415, Class A3 STRIPS 3.00%, 11/25/2042	14,520	13,462
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-HRP1, Class M2 7.60%, (SOFR30A+2.26%), 11/25/2039*	6,865	6,924
Series 2023-R06, Class 1M2 8.04%, (SOFR30A+2.70%), 07/25/2043*	35,000	35,665
Series 2023-R05, Class 1M2 8.44%, (SOFR30A+3.1%), 06/25/2043*	18,000	18,797
Series 2017-C01, Class 1M2 9.00%, (SOFR30A+3.66%), 07/25/2029	12,466	12,906
Series 2016-C07, Class 2M2 9.80%, (SOFR30A+4.46%), 05/25/2029	21,516	22,695
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	6,006	5,788
Series 2011-117, Class MA 2.00%, 08/25/2040	457	445
Series 2012-21, Class PQ 2.00%, 09/25/2041	4,613	4,209
Series 2012-18, Class GA 2.00%, 12/25/2041	8,502	7,680
Series 2016-11, Class GA 2.50%, 03/25/2046	12,689	11,658
Series 2019-54, Class KC 2.50%, 09/25/2049	44,961	41,024
Series 2015-48, Class QB 3.00%, 02/25/2043	9,438	9,000
Series 2016-38, Class NA 3.00%, 01/25/2046	6,241	5,714
Series 2017-16, Class PB 3.00%, 03/25/2047	30,000	25,579
Series 2017-34, Class JK 3.00%, 05/25/2047	4,727	4,490
Series 2019-45, Class PT 3.00%, 08/25/2049	18,031	16,315

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2012-52, Class PA 3.50%, 05/25/2042	$ 7,554	$ 7,234
Series 2012-120, Class ZB 3.50%, 11/25/2042	51,708	47,869
Series 2017-26, Class CG 3.50%, 07/25/2044	6,723	6,567
Series 2018-23, Class LA 3.50%, 04/25/2048	17,383	16,437
Series 2019-7, Class JA 3.50%, 03/25/2049	17,007	16,121
Series 2019-14, Class CA 3.50%, 04/25/2049	18,880	17,912
Series 2017-35, Class AH 3.50%, 04/25/2053	7,545	7,351
Series 2017-84, Class KA 3.50%, 04/25/2053	8,947	8,642
Series 2018-70, Class HA 3.50%, 10/25/2056	11,986	11,525
Series 2019-12, Class HA 3.50%, 11/25/2057	17,939	16,975
Series 2017-49, Class JA 4.00%, 07/25/2053	7,579	7,414
Series 2022-90, Class AY 4.50%, 12/25/2041	70,000	67,817
Government National Mtg. Assoc. REMIC
Series 2015-56, Class LB 1.50%, 04/16/2040	286	286
Series 2013-37, Class LG 2.00%, 01/20/2042	7,777	7,353
Series 2005-74, Class HA 7.50%, 09/16/2035	1	1
Series 2005-74, Class HB 7.50%, 09/16/2035	943	953
		998,242
Total Collateralized Mortgage Obligations (cost $4,878,765)		4,392,718
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 38.5%
U.S. Government — 12.5%
United States Treasury Bonds
2.25%, 08/15/2046	175,000	124,421
2.50%, 02/15/2045(4)	363,000	274,873
2.88%, 08/15/2045	400,000	322,531
3.00%, 11/15/2045 to 08/15/2052	685,000	561,018
3.13%, 08/15/2044	505,000	427,613
3.38%, 08/15/2042 to 11/15/2048	800,000	701,234
3.38%, 05/15/2044(5)	495,000	436,432
3.63%, 08/15/2043	295,000	271,204
3.88%, 02/15/2043	190,000	181,153
4.13%, 08/15/2053	215,000	217,318
United States Treasury Bonds TIPS
0.13%, 02/15/2052(6)	27,631	16,919
0.25%, 02/15/2050(6)	287,217	187,037
1.38%, 07/15/2033(6)	10,131	9,821
United States Treasury Notes
4.13%, 06/15/2026	340,000	339,920
4.50%, 11/15/2033	275,000	288,707
United States Treasury Notes TIPS
0.25%, 07/15/2029(6)	348,818	322,334
		4,682,535
Security Description		Shares or Principal Amount	Value

U.S. Government Agency — 26.0%
Federal Home Loan Mtg. Corp.
2.00%, 03/01/2051		$ 358,898	$ 294,589
2.50%, 01/01/2028 to 12/01/2051		304,118	259,462
3.00%, 08/01/2027		6,179	5,932
3.50%, 03/01/2042 to 09/01/2043		32,930	31,108
4.00%, 09/01/2040 to 10/01/2043		19,839	19,325
4.50%, 01/01/2039		729	728
5.00%, 05/01/2034 to 10/01/2052		585,949	580,116
5.50%, 05/01/2037 to 06/01/2037		2,912	3,003
6.50%, 05/01/2029 to 07/01/2035		1,113	1,155
Federal Home Loan Mtg. Corp. FRS
4.74%, (RFUCCT6M+1.49%), 02/01/2037		610	614
Federal National Mtg. Assoc.
2.00%, 04/01/2051 to 05/01/2051		1,073,635	881,268
2.50%, 04/01/2028 to 08/01/2052		387,809	333,976
2.66%, 03/01/2027		381,350	361,070
3.00%, 10/01/2027 to 01/01/2028		13,057	12,552
4.00%, 11/01/2025		280	275
4.50%, 01/01/2039 to 05/01/2041		16,741	16,712
5.00%, 05/01/2035 to 09/01/2052		243,782	241,425
5.50%, 12/01/2029 to 06/01/2038		18,689	19,193
6.00%, 06/01/2026 to 05/01/2034		25,382	26,050
6.50%, 06/01/2035 to 10/01/2037		11,762	12,281
7.00%, 06/01/2037		3,545	3,716
Federal National Mtg. Assoc. FRS
5.04%, (RFUCCT1Y+1.57%), 05/01/2037		762	779
6.07%, (RFUCCT1Y+1.82%), 10/01/2040		863	890
Government National Mtg. Assoc.
2.50%, February 30 TBA		425,000	371,743
3.00%, February 30 TBA		700,000	633,717
3.50%, February 30 TBA		660,000	614,625
4.00%, 09/15/2040 to 11/15/2040		23,615	22,920
4.00%, February 30 TBA		125,000	119,336
4.50%, 02/15/2039 to 08/15/2041		36,081	35,799
5.50%, 05/15/2036		2,031	2,053
6.00%, 09/15/2032 to 12/15/2033		13,744	14,234
7.00%, 07/15/2033 to 11/15/2033		4,013	4,140
Government National Mtg. Corp.
2.00%, 12/20/2050		74,566	63,138
Uniform Mtg. Backed Securities
1.50%, February 15 TBA		200,000	173,781
2.00%, February 15 TBA		200,000	179,281
2.00%, February 30 TBA		225,000	183,867
3.00%, February 30 TBA		325,000	287,460
4.00%, February 30 TBA		465,000	439,770
4.50%, February 30 TBA		913,000	884,968
5.00%, February 30 TBA		200,000	197,859
5.50%, February 30 TBA		770,000	773,248
6.00%, February 30 TBA		1,575,000	1,599,117
			9,707,275
Total U.S. Government & Agency Obligations (cost $15,073,605)			14,389,810
FOREIGN GOVERNMENT OBLIGATIONS — 1.6%
Sovereign — 1.6%
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	593,000	120,532
Government of Hungary
1.63%, 04/28/2032	EUR	110,000	98,493
Government of Macedonia
3.68%, 06/03/2026*	EUR	100,000	106,904
Government of Romania
2.63%, 12/02/2040*	EUR	70,000	51,774

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
2.75%, 04/14/2041	EUR	60,000	$ 44,379
3.38%, 02/08/2038	EUR	25,000	21,559
Republic of Indonesia
1.10%, 03/12/2033	EUR	100,000	87,075
Republic of Philippines
1.75%, 04/28/2041	EUR	100,000	76,951
Total Foreign Government Obligations (cost $777,177)			607,667
MUNICIPAL SECURITIES — 1.3%
Chicago Board of Education General Obligation Bonds
6.14%, 12/01/2039		$ 15,000	14,192
6.32%, 11/01/2029		45,000	45,056
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040		10,000	8,655
County of Riverside, CA Revenue Bonds
3.07%, 02/15/2028		80,000	75,421
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025		75,000	71,162
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045		35,000	36,044
5.18%, 11/15/2049		20,000	19,499
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057		14,000	15,975
New York Transportation Development Corp. Revenue Bonds
4.25%, 09/01/2035		70,000	68,221
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028		65,000	69,252
State of California General Obligation Bonds
7.30%, 10/01/2039		10,000	12,090
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035		30,000	30,574
Total Municipal Securities (cost $486,329)			466,141
COMMON STOCKS — 31.1%
Advertising — 1.5%
Trade Desk, Inc., Class A†		7,821	562,799
Auto Manufacturers — 1.6%
Tesla, Inc.†		2,325	577,716
Biotechnology — 2.1%
Illumina, Inc.†		1,815	252,721
Royalty Pharma PLC, Class A		19,445	546,210
			798,931
Commercial Services — 2.0%
Adyen NV*†		448	576,965
Block, Inc.†		2,338	180,844
			757,809
Security Description	Shares or Principal Amount	Value

Diversified Financial Services — 0.5%
Intercontinental Exchange, Inc.	1,546	$ 198,553
Healthcare-Products — 0.5%
Danaher Corp.	790	182,759
Internet — 11.7%
Airbnb, Inc., Class A†	3,965	539,795
Amazon.com, Inc.†	2,783	422,849
Chewy, Inc., Class A†	9,140	215,978
DoorDash, Inc., Class A†	8,493	839,873
MercadoLibre, Inc.†	303	476,177
Meta Platforms, Inc., Class A†	180	63,713
Shopify, Inc., Class A†	11,924	928,880
Uber Technologies, Inc.†	14,120	869,368
		4,356,633
Retail — 0.6%
Floor & Decor Holdings, Inc., Class A†	2,030	226,467
Software — 10.1%
BILL Holdings, Inc.†	4,267	348,144
Cloudflare, Inc., Class A†	12,855	1,070,307
Datadog, Inc., Class A†	2,573	312,311
ROBLOX Corp., Class A†	12,562	574,335
Snowflake, Inc., Class A†	4,492	893,908
Veeva Systems, Inc., Class A†	1,001	192,712
ZoomInfo Technologies, Inc.†	21,128	390,657
		3,782,374
Transportation — 0.5%
Union Pacific Corp.	786	193,057
Total Common Stocks (cost $9,592,547)		11,637,098
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	19,000	19
PURCHASED OPTIONS† — 0.0%
Purchased Options - Calls — 0.0%
Over the Counter call option on the USD vs. CNY (Expiration Date: 01/17/2024; Strike Price: CNY 7.43; Counterparty: JPMorgan Chase Bank, N.A.)	2,477,325	35
Over the Counter call option on the USD vs. CNY (Expiration Date: 05/24/2024; Strike Price: CNY 7.57; Counterparty: Standard Chartered Bank)	2,958,250	2,733
Over the Counter call option on the USD vs. CNY (Expiration Date: 08/12/2024; Strike Price: CNY 7.79; Counterparty: JPMorgan Chase Bank, N.A.)	2,832,555	2,297
Total Purchased Options (cost $35,905)		5,065
Total Long-Term Investment Securities (cost $41,818,402)		42,247,320
REPURCHASE AGREEMENTS — 3.7%
Bank of America Securities LLC Joint Repurchase Agreement(7)	$ 270,000	270,000
Barclays Capital, Inc. Joint Repurchase Agreement(7)	280,000	280,000
BNP Paribas SA Joint Repurchase Agreement(7)	275,000	275,000
Deutsche Bank AG Joint Repurchase Agreement(7)	270,000	270,000

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
RBS Securities, Inc. Joint Repurchase Agreement(7)	$ 270,000	$ 270,000
Total Repurchase Agreements (cost $1,365,000)		1,365,000
TOTAL INVESTMENTS (cost $43,183,402)	116.7%	43,612,320
Other assets less liabilities	(16.7)	(6,225,125)
NET ASSETS	100.0%	$37,387,195
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Income/Equity Portfolio has no right to demand registration of these securities. At December 31, 2023, the aggregate value of these securities was $7,404,152 representing 19.8% of net assets.
†	Non-income producing security
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of December 31, 2023.
(3)	Interest Only
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(6)	Principal amount of security is adjusted for inflation.
(7)	See Note 2 for details of Joint Repurchase Agreements.
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
BRL—Brazilian Real
CNY—Chinese Yuan
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at December 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	85,000	USD	Fixed 2.880%	12-Month SOFR	Annual	Annual	Mar 2053	$ 946	$ 6,004	$ 6,950
Centrally Cleared	155,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	488	9,618	10,106
Centrally Cleared	200,000	USD	Fixed 3.590	12-Month SOFR	Annual	Annual	Sep 2053	851	(11,084)	(10,233)
								$2,285	$4,538	$6,823
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
12	Long	U.S. Treasury 10 Year Notes	March 2024	$1,327,284	$1,354,687	$27,403
5	Long	U.S. Treasury 2 Year Notes	March 2024	1,018,675	1,029,571	10,896
13	Long	U.S. Treasury 5 Year Notes	March 2024	1,383,344	1,414,055	30,711
3	Long	U.S. Treasury Ultra 10 Year Notes	March 2024	347,781	354,046	6,265
						$75,275
						Unrealized (Depreciation)
8	Short	Canada 10 Year Bonds	March 2024	$717,716	$749,737	$ (32,021)
1	Short	Euro Buxl 30 Year Bonds	March 2024	146,406	156,452	(10,046)
1	Short	Euro-BTP	March 2024	127,657	131,535	(3,878)
1	Short	Euro-BUND	March 2024	147,642	151,484	(3,842)
2	Short	U.S. Treasury Long Bonds	March 2024	230,672	249,875	(19,203)
6	Short	U.S. Treasury Ultra Bonds	March 2024	724,059	801,563	(77,504)
						$(146,494)
		Net Unrealized Appreciation (Depreciation)				$(71,219)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank, N.A.	EUR	12,000	USD	13,207	03/20/2024	$—	$ (82)
Deutsche Bank AG	EUR	435,000	USD	478,760	03/20/2024	—	(2,935)
Goldman Sachs International	BRL	568,000	USD	113,626	03/20/2024	—	(2,457)
Unrealized Appreciation (Depreciation)						$—	$(5,474)
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$8,414,567	$—	$8,414,567
Asset Backed Securities	—	2,334,235	—	2,334,235
Collateralized Mortgage Obligations	—	4,392,718	—	4,392,718
U.S. Government & Agency Obligations	—	14,389,810	—	14,389,810
Foreign Government Obligations	—	607,667	—	607,667
Municipal Securities	—	466,141	—	466,141
Common Stocks	11,637,098	—	—	11,637,098
Escrows and Litigation Trusts	—	19	—	19
Purchased Options	—	5,065	—	5,065
Repurchase Agreements	—	1,365,000	—	1,365,000
Total Investments at Value	$11,637,098	$31,975,222	$—	$43,612,320
Other Financial Instruments:†
Swaps	$—	$15,622	$—	$15,622
Futures Contracts	75,275	—	—	75,275
Total Other Financial Instruments	$75,275	$15,622	$—	$90,897
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$11,084	$—	$11,084
Futures Contracts	146,494	—	—	146,494
Forward Foreign Currency Contracts	—	5,474	—	5,474
Total Other Financial Instruments	$146,494	$16,558	$—	$163,052
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.7%
Australia — 4.4%
Ampol, Ltd.	1,395	$ 34,365
ANZ Group Holdings, Ltd.	40,416	713,875
APA Group	7,509	43,699
Aristocrat Leisure, Ltd.	3,416	95,022
ASX, Ltd.	1,133	48,688
Aurizon Holdings, Ltd.	10,773	27,897
BHP Group, Ltd.	43,852	1,506,399
BHP Group, Ltd. (LSE)	20,430	700,375
BlueScope Steel, Ltd.	2,644	42,161
Brambles, Ltd.	8,133	75,374
CAR Group, Ltd.	2,096	44,478
Challenger, Ltd.	37,395	165,383
Cochlear, Ltd.	384	78,155
Coles Group, Ltd.	7,833	85,992
Commonwealth Bank of Australia	9,810	747,386
Computershare, Ltd.	3,180	52,853
CSL, Ltd.	2,827	552,220
Dexus	6,295	32,945
Endeavour Group, Ltd.	8,385	29,770
Fortescue, Ltd.	9,911	195,997
Goodman Group	10,004	172,476
GPT Group	11,211	35,448
IDP Education, Ltd.	1,548	21,129
IGO, Ltd.	57,987	357,613
Insurance Australia Group, Ltd.	14,260	55,001
Lottery Corp., Ltd.	13,026	42,963
Macquarie Group, Ltd.	5,951	744,676
Medibank Private, Ltd.	16,118	39,102
Mineral Resources, Ltd.	1,028	49,037
Mirvac Group	23,093	32,890
National Australia Bank, Ltd.	18,312	383,096
Northern Star Resources, Ltd.	6,726	62,564
Orica, Ltd.	2,666	28,959
Origin Energy, Ltd.	10,082	58,192
Pilbara Minerals, Ltd.	184,844	497,550
Qantas Airways, Ltd.†	4,945	18,096
QBE Insurance Group, Ltd.	8,743	88,237
Ramsay Health Care, Ltd.	1,074	38,504
REA Group, Ltd.	309	38,144
Reece, Ltd.	1,323	20,186
Rio Tinto, Ltd.	21,633	1,999,874
Santos, Ltd.	19,008	98,443
Scentre Group	295,249	601,580
SEEK, Ltd.	2,085	37,979
Sonic Healthcare, Ltd.	2,638	57,669
South32, Ltd.	164,316	372,871
Stockland	13,971	42,366
Suncorp Group, Ltd.	7,434	70,163
Telstra Group, Ltd.	23,668	63,869
Transurban Group	18,071	168,832
Treasury Wine Estates, Ltd.	4,672	34,321
Vicinity, Ltd.	22,646	31,481
Washington H. Soul Pattinson & Co., Ltd.	1,373	30,661
Wesfarmers, Ltd.	6,640	258,096
Westpac Banking Corp.	20,537	320,484
WiseTech Global, Ltd.	975	50,077
Woodside Energy Group, Ltd.	11,113	235,216
Woolworths Group, Ltd.	7,149	181,227
Worley, Ltd.	48,573	577,927
		13,290,033
Security Description	Shares or Principal Amount	Value

Austria — 0.5%
Erste Group Bank AG	35,346	$ 1,433,213
OMV AG	862	37,845
Verbund AG	399	37,022
voestalpine AG	679	21,408
		1,529,488
Belgium — 0.7%
Ageas SA	935	40,576
Anheuser-Busch InBev SA NV	5,084	327,881
D'ieteren Group	126	24,606
Elia Group SA	172	21,513
Groupe Bruxelles Lambert NV	515	40,491
KBC Group NV	1,465	94,967
Lotus Bakeries NV	2	18,171
Sofina SA	90	22,395
Syensqo SA†	434	45,161
UCB SA	10,803	940,959
Umicore SA	14,335	394,046
Warehouses De Pauw CVA	970	30,519
		2,001,285
Bermuda — 0.0%
Aegon, Ltd.	9,503	55,056
CK Infrastructure Holdings, Ltd.	3,500	19,363
Hongkong Land Holdings, Ltd.	6,500	22,620
Jardine Matheson Holdings, Ltd.	903	37,213
		134,252
Brazil — 0.2%
B3 SA - Brasil Bolsa Balcao	153,489	459,747
Canada — 1.7%
Brookfield Corp.	13,723	550,453
Definity Financial Corp.	7,922	224,438
Element Fleet Management Corp.	51,394	836,236
Magna International, Inc.	10,798	637,946
National Bank of Canada	12,289	936,711
Nutrien, Ltd.	11,247	633,628
Sun Life Financial, Inc.	14,135	733,072
Toronto-Dominion Bank	10,079	651,269
		5,203,753
Cayman Islands — 0.6%
Alibaba Group Holding, Ltd.	38,524	372,980
Alibaba Group Holding, Ltd. ADR	1,907	147,812
Budweiser Brewing Co. APAC, Ltd.*	10,100	18,910
CK Asset Holdings, Ltd.	11,360	57,029
CK Hutchison Holdings, Ltd.	15,860	85,002
ESR Group, Ltd.*	12,800	17,704
Futu Holdings, Ltd. ADR†	323	17,645
Grab Holdings, Ltd., Class A†	11,094	37,387
HKT Trust & HKT, Ltd.	22,000	26,259
Sands China, Ltd.†	14,400	42,139
Sea, Ltd. ADR†	2,144	86,832
SITC International Holdings Co., Ltd.	8,000	13,811
Tencent Holdings, Ltd.	13,000	488,801
WH Group, Ltd.*	49,000	31,627
Wharf Real Estate Investment Co., Ltd.	10,000	33,809
Xinyi Glass Holdings, Ltd.	10,000	11,218
XP, Inc., Class A	9,281	241,956
		1,730,921
China — 0.3%
BYD Co., Ltd.	14,500	398,130

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Contemporary Amperex Technology Co., Ltd., Class A	10,200	$ 234,800
Ping An Insurance Group Co. of China, Ltd.	30,000	135,814
		768,744
Denmark — 3.0%
AP Moller-Maersk A/S, Series A	18	31,934
AP Moller-Maersk A/S, Series B	28	50,339
Carlsberg A/S, Class B	576	72,231
Chr. Hansen Holding A/S	617	51,734
Coloplast A/S, Class B	800	91,460
Danske Bank A/S	4,037	107,850
Demant A/S†	590	25,862
DSV A/S	1,089	191,184
Genmab A/S†	1,469	468,804
Novo Nordisk A/S, Class B	56,771	5,869,035
Novozymes A/S, Class B	1,197	65,782
Orsted A/S*	1,107	61,361
Pandora A/S	495	68,407
ROCKWOOL A/S, Class B	54	15,802
Tryg A/S	2,043	44,444
Vestas Wind Systems A/S†	56,201	1,783,564
		8,999,793
Finland — 0.8%
Elisa Oyj	832	38,457
Fortum Oyj	2,626	37,861
Kesko Oyj, Class B	1,599	31,642
Kone Oyj, Class B	1,989	99,160
Mandatum Oyj†	17,559	78,894
Metso Oyj	3,881	39,288
Neste Oyj	2,476	88,042
Nokia Oyj	31,646	106,623
Nordea Bank Abp	18,738	232,219
Orion Oyj, Class B	630	27,312
Sampo Oyj, Class A	20,261	885,962
Stora Enso Oyj, Class R	38,927	538,243
UPM-Kymmene Oyj	3,124	117,464
Wartsila Oyj Abp	2,770	40,136
		2,361,303
France — 10.0%
Accor SA	1,163	44,423
Aeroports de Paris SA	203	26,265
Air Liquide SA	7,650	1,487,372
Alstom SA	1,687	22,684
Amundi SA*	359	24,413
Arkema SA	351	39,911
AXA SA	54,412	1,771,409
BioMerieux	242	26,876
BNP Paribas SA	15,640	1,080,665
Bollore SE	4,318	26,957
Bouygues SA	1,116	42,036
Bureau Veritas SA	1,726	43,577
Capgemini SE	914	190,451
Carrefour SA	42,839	783,394
Cie de Saint-Gobain SA	2,667	196,263
Cie Generale des Etablissements Michelin SCA	3,970	142,262
Covivio SA	296	15,907
Credit Agricole SA	6,253	88,717
Danone SA	3,768	244,090
Dassault Aviation SA	118	23,344
Dassault Systemes SE	3,911	190,987
Edenred SE	1,461	87,321
Security Description	Shares or Principal Amount	Value

France (continued)
Eiffage SA	430	$ 46,055
Engie SA	78,607	1,381,335
EssilorLuxottica SA	12,376	2,481,108
Eurazeo SE	255	20,226
Gecina SA	269	32,696
Getlink SE	2,092	38,256
Hermes International SCA	185	391,878
Ipsen SA	221	26,325
Kering SA	1,433	631,202
Klepierre SA	1,259	34,302
La Francaise des Jeux SAEM*	615	22,296
Legrand SA	16,700	1,734,824
L'Oreal SA	3,316	1,649,694
LVMH Moet Hennessy Louis Vuitton SE	1,616	1,308,730
Orange SA	10,898	123,966
Pernod Ricard SA	1,197	211,098
Publicis Groupe SA	1,340	124,261
Remy Cointreau SA	135	17,139
Renault SA	1,125	45,834
Safran SA	6,205	1,092,303
Sanofi SA	40,106	3,974,126
Sartorius Stedim Biotech	162	42,832
Schneider Electric SE	12,627	2,533,937
SEB SA	146	18,213
Societe Generale SA	4,323	114,656
Sodexo SA	518	56,967
Teleperformance SE	2,461	358,756
Thales SA	615	90,943
TotalEnergies SE	61,846	4,205,734
Veolia Environnement SA	3,977	125,390
Vinci SA	2,971	372,917
Vivendi SE	3,918	41,851
Worldline SA*†	1,407	24,340
		29,973,514
Germany — 8.5%
adidas AG	948	192,732
Allianz SE	6,092	1,627,178
BASF SE	13,858	746,263
Bayer AG	18,245	677,361
Bayerische Motoren Werke AG	10,311	1,147,162
Bayerische Motoren Werke AG (Preference Shares)	345	34,259
Bechtle AG	479	24,002
Beiersdorf AG	590	88,385
Brenntag SE	814	74,783
Carl Zeiss Meditec AG	236	25,751
Commerzbank AG	6,170	73,290
Continental AG	644	54,686
Covestro AG*†	10,085	586,504
Daimler Truck Holding AG	3,131	117,589
Delivery Hero SE*†	1,030	28,438
Deutsche Bank AG	11,344	154,837
Deutsche Boerse AG	1,112	228,946
Deutsche Lufthansa AG†	3,502	31,114
Deutsche Post AG	5,801	287,252
Deutsche Telekom AG	18,969	455,463
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	12,418	1,095,337
E.ON SE	13,140	176,247
Evonik Industries AG	1,364	27,857
Evotec SE†	9,480	222,705
Fresenius Medical Care AG	1,202	50,371
Fresenius SE & Co. KGaA	18,218	564,537
GEA Group AG	958	39,860

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Hannover Rueck SE	353	$ 84,291
Heidelberg Materials AG	817	73,002
HelloFresh SE†	910	14,376
Henkel AG & Co. KGaA	608	43,615
Henkel AG & Co. KGaA (Preference Shares)	991	79,710
Infineon Technologies AG	36,334	1,516,193
KION Group AG	7,778	332,041
Knorr-Bremse AG	425	27,588
LEG Immobilien SE†	434	38,003
Mercedes-Benz Group AG	4,696	324,269
Merck KGaA	756	120,264
MTU Aero Engines AG	315	67,897
Muenchener Rueckversicherungs-Gesellschaft AG	4,385	1,815,792
Nemetschek SE	338	29,284
Porsche Automobil Holding SE (Preference Shares)	896	45,817
Puma SE	618	34,467
Rational AG	30	23,166
Rheinmetall AG	255	80,793
RWE AG	3,700	168,204
SAP SE	32,215	4,960,432
Sartorius AG (Preference Shares)	153	56,279
Scout24 SE*	439	31,094
Siemens AG	28,641	5,372,571
Siemens Energy AG†	3,041	40,285
Siemens Healthineers AG*	16,088	934,194
Symrise AG	777	85,468
Talanx AG	378	26,978
Volkswagen AG	173	22,622
Volkswagen AG (Preference Shares)	1,207	148,970
Vonovia SE	4,291	135,195
Wacker Chemie AG	107	13,501
Zalando SE*†	1,312	31,068
		25,610,338
Hong Kong — 1.8%
AIA Group, Ltd.	311,000	2,710,322
Beijing Enterprises Holdings, Ltd.	44,500	154,726
BOC Hong Kong Holdings, Ltd.	353,000	958,391
CLP Holdings, Ltd.	9,500	78,411
Galaxy Entertainment Group, Ltd.	13,000	72,837
Hang Lung Properties, Ltd.	11,000	15,327
Hang Seng Bank, Ltd.	4,500	52,472
Henderson Land Development Co., Ltd.	8,062	24,831
Hong Kong & China Gas Co., Ltd.	65,533	50,187
Hong Kong Exchanges & Clearing, Ltd.	7,000	240,251
Link REIT	15,040	84,460
MTR Corp., Ltd.	9,000	34,923
New World Development Co., Ltd.	9,000	13,969
Power Assets Holdings, Ltd.	8,000	46,360
Sino Land Co., Ltd.	22,000	23,920
Sun Hung Kai Properties, Ltd.	8,500	91,929
Swire Pacific, Ltd., Class A	2,500	21,163
Swire Properties, Ltd.	6,800	13,759
Techtronic Industries Co., Ltd.	47,000	560,076
Wharf Holdings, Ltd.	6,000	19,325
		5,267,639
India — 0.5%
HDFC Bank, Ltd.	28,604	587,334
HDFC Bank, Ltd. ADR	13,901	932,896
		1,520,230
Security Description	Shares or Principal Amount	Value

Indonesia — 0.2%
Bank Central Asia Tbk PT	1,053,100	$ 642,926
Ireland — 0.7%
AIB Group PLC	9,196	39,390
Bank of Ireland Group PLC	6,184	56,103
CRH PLC	4,141	285,557
DCC PLC	6,928	510,242
Flutter Entertainment PLC†	1,034	182,638
James Hardie Industries PLC †	2,576	99,163
Kerry Group PLC, Class A	933	81,019
Kingspan Group PLC	905	78,328
Linde PLC	1,895	778,295
Smurfit Kappa Group PLC	1,524	60,365
		2,171,100
Isle of Man — 0.0%
Entain PLC	3,738	47,370
Israel — 0.2%
Azrieli Group, Ltd.	248	16,042
Bank Hapoalim BM	7,435	66,761
Bank Leumi Le-Israel BM	8,920	71,719
Check Point Software Technologies, Ltd.†	548	83,729
CyberArk Software, Ltd.†	244	53,448
Elbit Systems, Ltd.	156	33,091
Global-e Online, Ltd.†	529	20,964
ICL Group, Ltd.	4,528	22,899
Israel Discount Bank, Ltd., Class A	7,240	36,195
Mizrahi Tefahot Bank, Ltd.	904	34,956
Monday.com, Ltd.†	155	29,111
NICE, Ltd.†	371	74,711
Teva Pharmaceutical Industries, Ltd. ADR†	6,560	68,487
Wix.com, Ltd.†	318	39,120
		651,233
Italy — 1.6%
Amplifon SpA	729	25,222
Assicurazioni Generali SpA	5,932	125,112
Banco BPM SpA	7,094	37,442
DiaSorin SpA	131	13,484
Enel SpA	47,601	353,656
Eni SpA	13,831	234,345
FinecoBank Banca Fineco SpA	85,900	1,288,256
Infrastrutture Wireless Italiane SpA*	1,967	24,863
Intesa Sanpaolo SpA	217,726	635,388
Leonardo SpA	2,369	39,059
Mediobanca Banca di Credito Finanziario SpA	3,231	39,967
Moncler SpA	10,036	617,114
Nexi SpA*†	3,456	28,256
Poste Italiane SpA*	3,058	34,687
Prysmian SpA	17,364	789,187
Recordati Industria Chimica e Farmaceutica SpA	612	32,990
Snam SpA	11,802	60,649
Telecom Italia SpA†	58,316	18,940
Terna - Rete Elettrica Nazionale SpA	8,235	68,674
UniCredit SpA	9,400	254,914
		4,722,205
Japan — 21.1%
Advantest Corp.	4,500	153,096
Aeon Co., Ltd.	3,800	84,921
AGC, Inc.	1,100	40,848
Aisin Corp.	900	31,487
Ajinomoto Co., Inc.	2,600	100,312
ANA Holdings, Inc.†	900	19,532

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Asahi Group Holdings, Ltd.	2,800	$ 104,414
Asahi Intecc Co., Ltd.	1,300	26,447
Asahi Kasei Corp.	51,100	376,545
Astellas Pharma, Inc.	78,000	932,681
Azbil Corp.	700	23,165
Bandai Namco Holdings, Inc.	3,500	70,161
BayCurrent Consulting, Inc.	800	28,091
Bridgestone Corp.	37,000	1,532,482
Brother Industries, Ltd.	1,400	22,345
Canon, Inc.	5,900	151,475
Capcom Co., Ltd.	1,000	32,312
Central Japan Railway Co.	16,700	424,488
Chiba Bank, Ltd.	3,100	22,393
Chubu Electric Power Co., Inc.	3,800	49,090
Chugai Pharmaceutical Co., Ltd.	3,900	147,757
Concordia Financial Group, Ltd.	6,200	28,344
CyberAgent, Inc.	41,400	259,880
Dai Nippon Printing Co., Ltd.	1,200	35,515
Daifuku Co., Ltd.	1,744	35,282
Dai-ichi Life Holdings, Inc.	5,500	116,709
Daiichi Sankyo Co., Ltd.	10,800	296,579
Daikin Industries, Ltd.	7,800	1,271,511
Daito Trust Construction Co., Ltd.	400	46,383
Daiwa House Industry Co., Ltd.	3,500	106,043
Daiwa House REIT Investment Corp.	14	24,991
Daiwa Securities Group, Inc.	7,800	52,503
Denso Corp.	52,300	788,951
Dentsu Group, Inc.	1,200	30,791
Disco Corp.	500	124,043
East Japan Railway Co.	1,800	103,774
Eisai Co., Ltd.	1,500	75,021
Electric Power Development Co., Ltd.	22,600	366,809
ENEOS Holdings, Inc.	16,850	66,970
FANUC Corp.	27,600	811,753
Fast Retailing Co., Ltd.	1,000	248,156
Fuji Electric Co., Ltd.	700	30,130
FUJIFILM Holdings Corp.	20,000	1,201,844
Fujitsu, Ltd.	1,000	150,887
GLP J-REIT	27	26,904
Hamamatsu Photonics KK	9,600	394,894
Hankyu Hanshin Holdings, Inc.	1,300	41,388
Hikari Tsushin, Inc.	100	16,582
Hirose Electric Co., Ltd.	225	25,476
Hitachi Construction Machinery Co., Ltd.	600	15,860
Hitachi, Ltd.	23,900	1,723,851
Honda Motor Co., Ltd.	48,300	502,183
Hoshizaki Corp.	600	21,962
Hoya Corp.	2,100	262,500
Hulic Co., Ltd.	2,200	23,038
Ibiden Co., Ltd.	700	38,798
Idemitsu Kosan Co., Ltd.	5,895	32,088
Iida Group Holdings Co., Ltd.	900	13,478
Inpex Corp.	5,700	76,990
Isuzu Motors, Ltd.	3,400	43,790
ITOCHU Corp.	7,000	286,305
Japan Airlines Co., Ltd.	800	15,745
Japan Exchange Group, Inc.	44,900	949,906
Japan Metropolitan Fund Investment Corp.	41	29,630
Japan Post Bank Co., Ltd.	8,500	86,567
Japan Post Holdings Co., Ltd.	12,200	108,978
Japan Post Insurance Co., Ltd.	1,100	19,535
Japan Real Estate Investment Corp.	7	28,993
Security Description	Shares or Principal Amount	Value

Japan (continued)
Japan Tobacco, Inc.	7,000	$ 180,957
JFE Holdings, Inc.	3,400	52,748
JSR Corp.	1,000	28,511
Kajima Corp.	2,500	41,782
Kansai Electric Power Co., Inc.	4,100	54,434
Kao Corp.	2,700	111,064
Kawasaki Kisen Kaisha, Ltd.	800	34,326
KDDI Corp.	57,600	1,832,579
KDX Realty Investment Corp.	24	27,370
Keisei Electric Railway Co., Ltd.	800	37,810
Keyence Corp.	2,200	969,248
Kikkoman Corp.	800	48,987
Kintetsu Group Holdings Co., Ltd.	1,100	34,888
Kirin Holdings Co., Ltd.	21,600	316,494
Kobe Bussan Co., Ltd.	864	25,528
Koei Tecmo Holdings Co., Ltd.	680	7,757
Koito Manufacturing Co., Ltd.	1,100	17,144
Komatsu, Ltd.	5,400	141,243
Konami Group Corp.	600	31,417
Kose Corp.	240	18,000
Kubota Corp.	63,600	957,383
Kyocera Corp.	7,600	110,928
Kyowa Kirin Co., Ltd.	1,600	26,894
Lasertec Corp.	490	129,172
LY Corp.	101,700	360,422
M3, Inc.	2,600	43,020
Makita Corp.	20,400	562,809
Marubeni Corp.	8,400	132,762
MatsukiyoCocokara & Co.	2,000	35,418
Mazda Motor Corp.	3,300	35,656
McDonald's Holdings Co. Japan, Ltd.	500	21,667
MEIJI Holdings Co., Ltd.	1,400	33,252
Minebea Mitsumi, Inc.	2,100	43,169
MISUMI Group, Inc.	27,100	459,259
Mitsubishi Chemical Group Corp.	7,500	45,957
Mitsubishi Corp.	52,500	839,069
Mitsubishi Electric Corp.	68,800	975,399
Mitsubishi Estate Co., Ltd.	6,600	90,949
Mitsubishi HC Capital, Inc.	46,000	308,885
Mitsubishi Heavy Industries, Ltd.	14,700	859,168
Mitsubishi UFJ Financial Group, Inc.	388,200	3,335,491
Mitsui & Co., Ltd.	7,600	285,566
Mitsui Chemicals, Inc.	1,000	29,660
Mitsui Fudosan Co., Ltd.	38,300	939,301
Mitsui OSK Lines, Ltd.	2,000	64,071
Mizuho Financial Group, Inc.	14,140	241,934
MonotaRO Co., Ltd.	1,500	16,378
MS&AD Insurance Group Holdings, Inc.	24,200	951,867
Murata Manufacturing Co., Ltd.	76,300	1,619,616
NEC Corp.	1,400	82,908
Nexon Co., Ltd.	2,000	36,447
NIDEC Corp.	2,400	96,936
Nintendo Co., Ltd.	6,100	318,368
Nippon Building Fund, Inc.	9	39,000
Nippon Express Holdings, Inc.	462	26,259
Nippon Paint Holdings Co., Ltd.	5,500	44,468
Nippon Prologis REIT, Inc.	13	25,023
Nippon Sanso Holdings Corp.	1,000	26,780
Nippon Steel Corp.	5,000	114,539
Nippon Telegraph & Telephone Corp.	1,320,200	1,613,266
Nippon Yusen KK	2,800	86,800
Nissan Chemical Corp.	700	27,335
Nissan Motor Co., Ltd.	13,600	53,455

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nissin Foods Holdings Co., Ltd.	1,200	$ 41,881
Nitori Holdings Co., Ltd.	7,500	1,004,255
Nitto Denko Corp.	800	59,858
Nomura Holdings, Inc.	17,600	79,599
Nomura Real Estate Holdings, Inc.	600	15,783
Nomura Real Estate Master Fund, Inc.	25	29,255
Nomura Research Institute, Ltd.	2,300	66,896
NTT Data Group Corp.	64,200	910,183
Obayashi Corp.	3,800	32,879
OBIC Co., Ltd.	400	68,922
Odakyu Electric Railway Co., Ltd.	1,800	27,460
Oji Holdings Corp.	5,000	19,255
Olympus Corp.	7,000	101,301
Omron Corp.	6,000	280,128
Ono Pharmaceutical Co., Ltd.	2,300	41,041
Open House Group Co., Ltd.	500	14,833
Oracle Corp. Japan	200	15,418
Oriental Land Co., Ltd.	6,400	238,343
ORIX Corp.	6,900	129,974
Osaka Gas Co., Ltd.	2,200	45,950
Otsuka Corp.	700	28,859
Otsuka Holdings Co., Ltd.	8,700	326,343
Pan Pacific International Holdings Corp.	2,200	52,488
Panasonic Holdings Corp.	62,300	617,035
Rakuten Group, Inc.†	8,800	39,194
Recruit Holdings Co., Ltd.	45,400	1,920,001
Renesas Electronics Corp.†	30,921	558,990
Resona Holdings, Inc.	12,400	63,011
Ricoh Co., Ltd.	3,200	24,579
Rohm Co., Ltd.	1,900	36,417
SBI Holdings, Inc.	1,400	31,495
SCSK Corp.	924	18,323
Secom Co., Ltd.	1,200	86,426
Seiko Epson Corp.	1,700	25,446
Sekisui Chemical Co., Ltd.	54,200	781,287
Sekisui House, Ltd.	3,500	77,745
Seven & i Holdings Co., Ltd.	22,900	908,691
SG Holdings Co., Ltd.	1,844	26,470
Sharp Corp.†	1,500	10,697
Shimadzu Corp.	1,400	39,140
Shimano, Inc.	4,300	665,890
Shimizu Corp.	3,000	19,928
Shin-Etsu Chemical Co., Ltd.	10,700	449,021
Shionogi & Co., Ltd.	1,500	72,319
Shiseido Co., Ltd.	2,300	69,359
Shizuoka Financial Group, Inc.	2,700	22,883
SMC Corp.	3,200	1,719,376
SoftBank Corp.	16,800	209,643
SoftBank Group Corp.	6,000	267,787
Sompo Holdings, Inc.	1,700	83,143
Sony Group Corp.	34,500	3,281,170
Square Enix Holdings Co., Ltd.	500	17,954
Stanley Electric Co., Ltd.	12,300	231,432
Subaru Corp.	3,600	66,026
SUMCO Corp.	2,012	30,173
Sumitomo Chemical Co., Ltd.	8,200	20,006
Sumitomo Corp.	34,600	754,820
Sumitomo Electric Industries, Ltd.	4,200	53,483
Sumitomo Metal Mining Co., Ltd.	1,400	42,159
Sumitomo Mitsui Financial Group, Inc.	7,400	361,078
Sumitomo Mitsui Trust Holdings, Inc.	17,000	326,255
Sumitomo Realty & Development Co., Ltd.	1,700	50,566
Security Description	Shares or Principal Amount	Value

Japan (continued)
Suntory Beverage & Food, Ltd.	800	$ 26,383
Suzuki Motor Corp.	12,300	526,283
Sysmex Corp.	1,000	55,730
T&D Holdings, Inc.	2,900	46,081
Taisei Corp.	1,000	34,199
Takeda Pharmaceutical Co., Ltd.	9,300	267,391
TDK Corp.	2,300	109,568
TechnoPro Holdings, Inc.	16,700	440,004
Terumo Corp.	40,300	1,321,040
THK Co., Ltd.	12,100	237,237
TIS, Inc.	1,252	27,588
Tobu Railway Co., Ltd.	1,100	29,560
Toho Co., Ltd.	700	23,676
Tokio Marine Holdings, Inc.	44,100	1,103,751
Tokyo Electric Power Co. Holdings, Inc.†	8,900	46,615
Tokyo Electron, Ltd.	7,100	1,271,706
Tokyo Gas Co., Ltd.	2,200	50,522
Tokyu Corp.	2,900	35,396
Toppan Holdings, Inc.	1,400	39,071
Toray Industries, Inc.	8,100	42,114
Tosoh Corp.	5,800	74,084
TOTO, Ltd.	800	21,067
Toyota Industries Corp.	7,600	619,858
Toyota Motor Corp.	155,400	2,855,062
Toyota Tsusho Corp.	1,200	70,706
Trend Micro, Inc.†	800	42,826
Unicharm Corp.	2,400	86,774
USS Co., Ltd.	1,200	24,136
Welcia Holdings Co., Ltd.	8,400	146,911
West Japan Railway Co.	1,300	54,222
Yakult Honsha Co., Ltd.	1,500	33,691
Yamaha Corp.	800	18,479
Yamaha Motor Co., Ltd.	5,100	45,556
Yamato Holdings Co., Ltd.	1,600	29,566
Yaskawa Electric Corp.	1,400	58,482
Yokogawa Electric Corp.	1,300	24,792
Zensho Holdings Co., Ltd.	500	26,202
ZOZO, Inc.	830	18,690
		63,286,686
Jersey — 0.5%
Amcor PLC	16,327	158,101
Experian PLC	5,383	219,703
Glencore PLC	61,261	368,646
WPP PLC	70,285	674,603
		1,421,053
Luxembourg — 0.6%
ArcelorMittal SA	2,995	84,890
Eurofins Scientific SE	790	51,438
Samsonite International SA*†	85,500	281,952
Spotify Technology SA†	6,443	1,210,704
Tenaris SA	2,764	48,043
		1,677,027
Netherlands — 4.6%
ABN AMRO Bank NV CVA*	2,786	41,797
Adyen NV*†	266	342,573
AerCap Holdings NV†	1,172	87,103
Airbus SE	3,469	535,302
Akzo Nobel NV	7,820	645,913
Argenx SE†	346	131,206
ASM International NV	275	142,670
ASML Holding NV	7,198	5,416,947

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
ASR Nederland NV	928	$ 43,745
BE Semiconductor Industries NV	451	67,936
Davide Campari-Milano NV	3,059	34,496
Euronext NV*	501	43,500
EXOR NV	548	54,749
Ferrari NV	738	248,651
Ferrovial SE	3,001	109,394
Heineken Holding NV	759	64,183
Heineken NV	9,684	982,899
IMCD NV	334	58,092
ING Groep NV	102,131	1,525,023
JDE Peet's NV	571	15,355
Koninklijke Ahold Delhaize NV	5,623	161,488
Koninklijke KPN NV	19,637	67,593
Koninklijke Philips NV†	29,418	684,757
NN Group NV	1,585	62,554
NXP Semiconductors NV	4,667	1,071,916
OCI NV	617	17,873
Prosus NV	8,561	255,033
QIAGEN NV†	1,335	58,067
Randstad NV	646	40,450
Stellantis NV	12,948	302,317
STMicroelectronics NV	4,000	199,793
Universal Music Group NV	4,798	136,709
Wolters Kluwer NV	1,454	206,582
		13,856,666
New Zealand — 0.1%
Auckland International Airport, Ltd.	7,758	43,157
EBOS Group, Ltd.	898	20,152
Fisher & Paykel Healthcare Corp., Ltd.	3,406	50,813
Mercury NZ, Ltd.	4,071	16,985
Meridian Energy, Ltd.	7,570	26,511
Spark New Zealand, Ltd.	10,761	35,237
Xero, Ltd.†	842	64,436
		257,291
Norway — 1.7%
Adevinta ASA†	2,047	22,646
Aker BP ASA	1,849	53,778
DNB Bank ASA	111,044	2,360,801
Equinor ASA	45,826	1,453,050
Gjensidige Forsikring ASA	1,171	21,611
Kongsberg Gruppen ASA	515	23,591
Mowi ASA	2,724	48,797
Norsk Hydro ASA	83,327	560,987
Orkla ASA	4,103	31,839
Salmar ASA	425	23,810
Storebrand ASA	60,986	540,476
Telenor ASA	3,686	42,302
Yara International ASA	969	34,449
		5,218,137
Portugal — 0.3%
EDP - Energias de Portugal SA	18,365	92,348
Galp Energia SGPS SA	2,658	39,144
Jeronimo Martins SGPS SA	31,079	790,495
		921,987
Singapore — 1.0%
CapitaLand Ascendas REIT	21,800	50,050
CapitaLand Integrated Commercial Trust	31,192	48,688
CapitaLand Investment, Ltd.	15,200	36,395
Security Description	Shares or Principal Amount	Value

Singapore (continued)
City Developments, Ltd.	2,900	$ 14,613
DBS Group Holdings, Ltd.	28,600	724,020
Genting Singapore, Ltd.	35,400	26,823
Jardine Cycle & Carriage, Ltd.	600	13,530
Keppel Corp., Ltd.	8,500	45,535
Mapletree Logistics Trust	20,311	26,779
Mapletree Pan Asia Commercial Trust	13,800	16,417
Oversea-Chinese Banking Corp., Ltd.	19,800	195,037
Seatrium, Ltd.†	259,578	23,209
Sembcorp Industries, Ltd.	5,195	20,902
Singapore Airlines, Ltd.	8,700	43,245
Singapore Exchange, Ltd.	5,000	37,242
Singapore Technologies Engineering, Ltd.	9,100	26,822
Singapore Telecommunications, Ltd.	48,310	90,415
United Overseas Bank, Ltd.	40,800	879,530
UOL Group, Ltd.	2,700	12,848
Wilmar International, Ltd.	212,400	574,554
		2,906,654
South Korea — 1.3%
KT Corp.†	14,901	398,008
NAVER Corp.†	1,855	322,634
Samsung Electronics Co., Ltd.	42,494	2,590,092
Samsung SDI Co., Ltd.†	1,927	706,222
		4,016,956
Spain — 2.0%
Acciona SA	144	21,191
ACS Actividades de Construccion y Servicios SA	1,221	54,133
Aena SME SA*	439	79,528
Amadeus IT Group SA	9,677	693,108
Banco Bilbao Vizcaya Argentaria SA	171,325	1,555,818
Banco Santander SA	94,719	395,204
CaixaBank SA	208,851	859,071
Cellnex Telecom SA*	3,308	130,226
Corp. ACCIONA Energias Renovables SA	385	11,935
EDP Renovaveis SA	1,798	36,770
Enagas SA	1,457	24,553
Endesa SA	1,859	37,884
Grifols SA†	1,746	29,789
Iberdrola SA	120,373	1,577,354
Industria de Diseno Textil SA	6,384	277,888
Naturgy Energy Group SA	738	21,997
Redeia Corp. SA	2,375	39,092
Repsol SA	7,476	111,005
Telefonica SA	28,607	111,606
		6,068,152
SupraNational — 0.0%
Unibail-Rodamco-Westfield†	692	51,122
Sweden — 2.6%
Alfa Laval AB	1,693	67,713
Assa Abloy AB, Class B	5,866	168,837
Atlas Copco AB, Class A	15,720	270,493
Atlas Copco AB, Class B	9,135	135,313
Beijer Ref AB	2,253	30,134
Boliden AB	1,601	49,922
Elekta AB, Series B	42,332	345,504
Epiroc AB, Class A	3,857	77,323
Epiroc AB, Class B	2,282	39,911
EQT AB	2,081	58,802
Essity AB, Class B	3,565	88,365
Evolution AB*	1,073	127,896

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Fastighets AB Balder, Class B†	3,816	$ 27,059
Getinge AB, Class B	1,339	29,778
H & M Hennes & Mauritz AB, Class B	3,780	66,193
Hexagon AB, Class B	12,151	145,712
Holmen AB, Class B	446	18,824
Husqvarna AB, Class B	2,047	16,841
Industrivarden AB, Class A	761	24,816
Industrivarden AB, Class C	855	27,830
Indutrade AB	1,599	41,505
Investment AB Latour, Class B	867	22,547
Investor AB, Class B	10,130	234,517
L E Lundbergforetagen AB, Class B	445	24,187
Lifco AB, Class B	1,364	33,430
Nibe Industrier AB, Class B	44,455	312,056
Saab AB, Series B	469	28,253
Sagax AB, Class B	1,156	31,794
Sandvik AB	94,750	2,048,867
Securitas AB, Class B	2,878	28,129
Skandinaviska Enskilda Banken AB, Class A	9,287	127,804
Skanska AB, Class B	1,991	35,996
SKF AB, Class B	1,994	39,797
Svenska Cellulosa AB SCA, Class B	3,546	53,123
Svenska Handelsbanken AB, Class A	163,615	1,775,488
Swedbank AB, Class A	4,969	100,158
Swedish Orphan Biovitrum AB†	1,139	30,152
Tele2 AB, Class B	3,127	26,830
Telefonaktiebolaget LM Ericsson, Class B	118,269	740,028
Telia Co. AB	13,808	35,225
Volvo AB, Class A	1,172	31,025
Volvo AB, Class B	8,832	229,162
Volvo Car AB, Class B†	3,488	11,260
		7,858,599
Switzerland — 8.5%
Avolta AG†	573	22,537
ABB, Ltd.	34,471	1,528,766
Adecco Group AG	936	45,929
Alcon, Inc.	21,603	1,686,013
Bachem Holding AG	198	15,302
Baloise Holding AG	268	41,998
Banque Cantonale Vaudoise	176	22,705
Barry Callebaut AG	239	403,235
BKW AG	124	22,041
Chocoladefabriken Lindt & Spruengli AG	1	121,277
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	73	875,774
Cie Financiere Richemont SA, Class A	8,729	1,201,334
Clariant AG	1,263	18,651
Coca-Cola HBC AG	1,293	37,989
DSM-Firmenich AG	1,088	110,501
EMS-Chemie Holding AG	41	33,198
Geberit AG	196	125,610
Givaudan SA	54	223,692
Helvetia Holding AG	217	29,903
Holcim AG	3,050	239,416
Julius Baer Group, Ltd.	9,989	559,992
Kuehne & Nagel International AG	318	109,573
Logitech International SA	962	91,230
Lonza Group AG	2,151	904,594
Nestle SA	49,474	5,735,937
Novartis AG	25,934	2,616,989
Partners Group Holding AG	133	191,819
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
Roche Holding AG	17,119	$ 4,976,631
Roche Holding AG (BR)	187	58,120
Sandoz Group AG†	2,396	77,089
Schindler Holding AG	137	32,497
Schindler Holding AG (Participation Certificate)	238	59,511
SGS SA	877	75,641
SIG Group AG	1,790	41,182
Sika AG	892	290,280
Sonova Holding AG	297	96,899
Straumann Holding AG	653	105,281
Swatch Group AG (TRQX)	308	16,132
Swatch Group AG (XEGT)	169	45,935
Swiss Life Holding AG	173	120,126
Swiss Prime Site AG	449	47,967
Swiss Re AG	1,765	198,441
Swisscom AG	152	91,448
Temenos AG	374	34,783
UBS Group AG	19,249	597,347
VAT Group AG*	158	79,183
Zurich Insurance Group AG	2,683	1,402,350
		25,462,848
Taiwan — 0.9%
Largan Precision Co., Ltd.	2,000	187,029
Taiwan Semiconductor Manufacturing Co., Ltd.	125,000	2,415,242
		2,602,271
United Kingdom — 15.2%
3i Group PLC	5,697	175,805
Abrdn PLC	11,038	25,135
Admiral Group PLC	1,524	52,138
Anglo American PLC	7,437	186,804
Antofagasta PLC	59,681	1,277,636
ARM Holdings PLC ADR†	7,843	589,362
Ashtead Group PLC	12,425	865,046
Associated British Foods PLC	2,017	60,855
AstraZeneca PLC	24,147	3,262,572
AstraZeneca PLC ADR	20,978	1,412,868
Auto Trader Group PLC*	5,355	49,241
Aviva PLC	16,027	88,804
BAE Systems PLC	17,796	251,902
Barclays PLC	88,409	173,296
Barratt Developments PLC	5,704	40,904
Berkeley Group Holdings PLC	623	37,228
BP PLC	99,882	593,477
Bridgepoint Group PLC*	72,735	258,851
British American Tobacco PLC	12,434	363,814
BT Group PLC	37,826	59,594
Bunzl PLC	36,053	1,465,963
Burberry Group PLC	44,155	796,956
Centrica PLC	32,068	57,491
Coca-Cola Europacific Partners PLC	1,208	80,622
Compass Group PLC	45,884	1,255,111
Croda International PLC	817	52,590
Diageo PLC	59,028	2,148,856
Dowlais Group PLC	116,596	158,800
Dr. Martens PLC	7,579	8,559
Endeavour Mining PLC	1,081	24,210
Great Portland Estates PLC	38,570	206,486
GSK PLC	83,560	1,544,605
GSK PLC ADR	12,888	477,629
Haleon PLC	32,428	132,952
Halma PLC	2,222	64,689

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Hargreaves Lansdown PLC	2,082	$ 19,479
Hikma Pharmaceuticals PLC	970	22,119
HSBC Holdings PLC	237,493	1,923,789
Imperial Brands PLC	4,984	114,764
Informa PLC	8,098	80,636
InterContinental Hotels Group PLC	968	87,481
Intertek Group PLC	945	51,145
J Sainsbury PLC	9,701	37,418
JD Sports Fashion PLC	15,167	32,082
Johnson Matthey PLC	15,989	345,957
Kingfisher PLC	415,890	1,289,768
Land Securities Group PLC	4,141	37,202
Legal & General Group PLC	34,990	111,991
Lloyds Banking Group PLC	1,225,618	745,342
London Stock Exchange Group PLC	2,437	288,080
M&G PLC	13,128	37,216
Melrose Industries PLC	103,017	745,057
Mondi PLC	2,842	55,697
National Grid PLC	134,506	1,813,921
NatWest Group PLC	33,714	94,284
Next PLC	6,621	685,115
Ocado Group PLC†	3,391	32,781
Pearson PLC	3,742	45,990
Persimmon PLC	21,422	379,274
Phoenix Group Holdings PLC	4,396	29,989
Prudential PLC	91,729	1,037,335
Reckitt Benckiser Group PLC	20,061	1,385,935
RELX PLC	49,396	1,958,137
Rentokil Initial PLC	14,763	82,948
Rio Tinto PLC	6,590	490,725
Rolls-Royce Holdings PLC†	49,259	188,176
Sage Group PLC	6,010	89,821
Schroders PLC	4,717	25,848
Segro PLC	6,825	77,112
Severn Trent PLC	1,575	51,775
Shell PLC	38,728	1,269,412
Shell PLC (XAMS)	86,453	2,844,106
Shell PLC ADR	12,734	837,897
Smith & Nephew PLC	5,112	70,275
Smiths Group PLC	2,034	45,721
Spirax-Sarco Engineering PLC	432	57,846
SSE PLC	61,812	1,462,318
St. James's Place PLC	3,211	27,979
Standard Chartered PLC	51,637	438,750
Taylor Wimpey PLC	20,674	38,751
Tesco PLC	41,591	154,006
Unilever PLC	87,730	4,249,352
United Utilities Group PLC	3,991	53,898
Vodafone Group PLC	134,700	117,714
Vodafone Group PLC ADR	38,761	337,221
Whitbread PLC	17,558	818,224
Wise PLC, Class A†	3,599	40,094
		45,658,804
United States — 1.6%
Autoliv, Inc. SDR	5,606	613,622
Booking Holdings, Inc.†	278	986,127
Broadcom, Inc.	1,229	1,371,871
Security Description	Shares or Principal Amount	Value

United States (continued)
Liberty Media Corp.-Liberty Formula One, Class C†	6,626	$ 418,300
Lululemon Athletica, Inc.†	1,979	1,011,843
MercadoLibre, Inc.†	158	248,303
		4,650,066
Total Common Stocks (cost $243,491,103)		293,000,193
UNAFFILIATED INVESTMENT COMPANIES — 1.2%
United States — 1.2%
iShares MSCI EAFE ETF (cost $3,352,940)	46,000	3,466,100
Total Long-Term Investment Securities (cost $246,844,043)		296,466,293
SHORT-TERM INVESTMENTS — 0.1%
U.S. Government — 0.0%
United States Treasury Bills
5.26%, 01/16/2024(1)	$ 75,000	74,846
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.32%(2)	227,519	227,519
T. Rowe Price Government Reserve Fund 5.42%(2)	107	107
		227,626
Total Short-Term Investments (cost $302,461)		302,472
REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 12/29/2023, to be repurchased 01/02/2024 in the amount of $582,031 and collateralized by $644,500 of United States Treasury Notes, bearing interest at 0.88% due 09/30/2026 and having an approximate value of $593,571 (cost $581,927)	581,927	581,928
TOTAL INVESTMENTS (cost $247,728,431)	99.2%	297,350,693
Other assets less liabilities	0.8	2,400,690
NET ASSETS	100.0%	$299,751,383
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed International Equity Portfolio has no right to demand registration of these securities. At December 31, 2023, the aggregate value of these securities was $4,429,839 representing 1.5% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of December 31, 2023.
ADR—American Depositary Receipt
BR—Bearer Shares
CVA—Certification Van Aandelen (Dutch Cert.)
ETF—Exchange Traded Fund
LSE—London Stock Exchange
SDR—Swedish Depositary Receipt
TRQX—Turquoise Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange
XEGT—Equiduct Stock Exchange

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
15	Long	MSCI EAFE Index	March 2024	$1,653,733	$1,689,300	$35,567
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	11.2%
Pharmaceuticals	9.4
Semiconductors	6.3
Insurance	5.8
Oil & Gas	4.4
Food	3.7
Healthcare-Products	3.0
Mining	2.9
Auto Manufacturers	2.8
Commercial Services	2.7
Electric	2.5
Chemicals	2.5
Telecommunications	2.5
Retail	2.3
Cosmetics/Personal Care	2.2
Machinery-Diversified	2.1
Machinery-Construction & Mining	2.0
Auto Parts & Equipment	2.0
Miscellaneous Manufacturing	1.9
Software	1.9
Electrical Components & Equipment	1.8
Internet	1.7
Electronics	1.5
Beverages	1.4
Distribution/Wholesale	1.4
Home Furnishings	1.3
Diversified Financial Services	1.3
Apparel	1.2
Unaffiliated Investment Companies	1.2
Aerospace/Defense	1.1
Building Materials	1.0
Computers	0.7
Healthcare-Services	0.6
Energy-Alternate Sources	0.6
REITS	0.5
Transportation	0.5
Real Estate	0.5
Household Products/Wares	0.5
Home Builders	0.5
Private Equity	0.5
Biotechnology	0.5
Engineering & Construction	0.4
Food Service	0.4
Hand/Machine Tools	0.4
Agriculture	0.4
Entertainment	0.4
Lodging	0.3
Advertising	0.3
Media	0.3
Packaging & Containers	0.3
Iron/Steel	0.3
Leisure Time	0.2
Metal Fabricate/Hardware	0.2
Repurchase Agreements	0.2
Gas	0.1
Investment Companies	0.1
Toys/Games/Hobbies	0.1

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Industry Allocation*(continued)
Short-Term Investments	0.1%
Forest Products & Paper	0.1
Water	0.1
Office/Business Equipment	0.1
99.2%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$293,000,193	$—	$—	$293,000,193
Unaffiliated Investment Companies	3,466,100	—	—	3,466,100
Short-Term Investments:
U.S. Government	—	74,846	—	74,846
Other Short-Term Investments	227,626	—	—	227,626
Repurchase Agreements	—	581,928	—	581,928
Total Investments at Value	$296,693,919	$656,774	$—	$297,350,693
Other Financial Instruments:†
Futures Contracts	$35,567	$—	$—	$35,567
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.0%
Advertising — 1.6%
Trade Desk, Inc., Class A†	76,844	$ 5,529,694
Aerospace/Defense — 0.2%
Boeing Co.†	1,359	354,237
Howmet Aerospace, Inc.	1,232	66,676
TransDigm Group, Inc.	300	303,480
		724,393
Agriculture — 0.1%
Philip Morris International, Inc.	3,119	293,435
Airlines — 0.0%
Delta Air Lines, Inc.	1,957	78,730
Apparel — 0.5%
NIKE, Inc., Class B	17,096	1,856,112
Ralph Lauren Corp.	119	17,160
		1,873,272
Auto Manufacturers — 3.4%
PACCAR, Inc.	2,074	202,526
Tesla, Inc.†	47,242	11,738,692
		11,941,218
Auto Parts & Equipment — 0.1%
Aptiv PLC†	2,689	241,257
Beverages — 0.4%
Coca-Cola Co.	15,193	895,324
Monster Beverage Corp.†	2,407	138,667
PepsiCo, Inc.	2,688	456,530
		1,490,521
Biotechnology — 3.2%
Alnylam Pharmaceuticals, Inc.†	3,481	666,298
Argenx SE ADR†	1,629	619,721
Biogen, Inc.†	3,687	954,085
Illumina, Inc.†	19,321	2,690,256
Karuna Therapeutics, Inc.†	2,181	690,308
Regeneron Pharmaceuticals, Inc.†	349	306,523
Royalty Pharma PLC, Class A	181,467	5,097,408
Vertex Pharmaceuticals, Inc.†	896	364,574
		11,389,173
Building Materials — 0.4%
Builders FirstSource, Inc.†	670	111,850
Carrier Global Corp.	2,187	125,643
Martin Marietta Materials, Inc.	1,670	833,180
Masco Corp.	658	44,073
Trane Technologies PLC	856	208,778
Vulcan Materials Co.	462	104,878
		1,428,402
Chemicals — 1.1%
Celanese Corp.	544	84,521
CF Industries Holdings, Inc.	560	44,520
Ecolab, Inc.	703	139,440
Linde PLC	4,548	1,867,909
Sherwin-Williams Co.	6,075	1,894,793
		4,031,183
Commercial Services — 3.1%
Adyen NV*†	4,432	5,707,832
Automatic Data Processing, Inc.	871	202,917
Block, Inc.†	22,972	1,776,884
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Cintas Corp.	259	$ 156,089
CoStar Group, Inc.†	10,995	960,853
Equifax, Inc.	4,189	1,035,898
FleetCor Technologies, Inc.†	392	110,783
Gartner, Inc.†	423	190,820
Moody's Corp.	402	157,005
Quanta Services, Inc.	544	117,395
Rollins, Inc.	656	28,648
S&P Global, Inc.	774	340,962
United Rentals, Inc.	368	211,019
Verisk Analytics, Inc.	433	103,426
		11,100,531
Computers — 9.3%
Accenture PLC, Class A	7,667	2,690,427
Apple, Inc.	155,495	29,937,453
EPAM Systems, Inc.†	125	37,168
Fortinet, Inc.†	3,461	202,572
NetApp, Inc.	420	37,027
Seagate Technology Holdings PLC	433	36,965
		32,941,612
Cosmetics/Personal Care — 0.7%
Colgate-Palmolive Co.	1,744	139,014
Estee Lauder Cos., Inc., Class A	6,719	982,654
Procter & Gamble Co.	8,955	1,312,266
		2,433,934
Distribution/Wholesale — 0.2%
Copart, Inc.†	4,745	232,505
Fastenal Co.	1,551	100,459
Pool Corp.	120	47,845
WW Grainger, Inc.	180	149,164
		529,973
Diversified Financial Services — 3.4%
American Express Co.	2,188	409,900
Ameriprise Financial, Inc.	291	110,531
Cboe Global Markets, Inc.	367	65,532
Charles Schwab Corp.	17,765	1,222,232
CME Group, Inc.	704	148,262
Discover Financial Services	733	82,389
Intercontinental Exchange, Inc.	13,828	1,775,930
Mastercard, Inc., Class A	12,228	5,215,364
Visa, Inc., Class A	11,079	2,884,418
		11,914,558
Electric — 0.0%
Constellation Energy Corp.	780	91,174
Electrical Components & Equipment — 0.1%
AMETEK, Inc.	602	99,264
Eaton Corp. PLC	1,344	323,662
Generac Holdings, Inc.†	203	26,236
		449,162
Electronics — 0.2%
Allegion PLC	181	22,931
Amphenol Corp., Class A	1,819	180,318
Fortive Corp.	1,908	140,486
Garmin, Ltd.	449	57,714
Hubbell, Inc.	134	44,077
Jabil, Inc.	375	47,775

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Mettler-Toledo International, Inc.†	45	$ 54,583
TE Connectivity, Ltd.	658	92,449
		640,333
Energy-Alternate Sources — 0.2%
Enphase Energy, Inc.†	4,284	566,088
Entertainment — 0.0%
Caesars Entertainment, Inc.†	679	31,831
Live Nation Entertainment, Inc.†	770	72,072
		103,903
Environmental Control — 0.4%
Pentair PLC	628	45,662
Republic Services, Inc.	633	104,388
Waste Connections, Inc.	7,845	1,171,023
Waste Management, Inc.	935	167,459
		1,488,532
Food — 0.4%
Hershey Co.	309	57,610
Lamb Weston Holdings, Inc.	519	56,099
McCormick & Co., Inc.	14,916	1,020,553
Mondelez International, Inc., Class A	5,803	420,311
		1,554,573
Hand/Machine Tools — 0.0%
Snap-on, Inc.	129	37,260
Healthcare-Products — 2.3%
Align Technology, Inc.†	213	58,362
Boston Scientific Corp.†	22,890	1,323,271
Cooper Cos., Inc.†	113	42,764
Danaher Corp.	7,711	1,783,863
Edwards Lifesciences Corp.†	1,219	92,949
Exact Sciences Corp.†	7,388	546,564
IDEXX Laboratories, Inc.†	253	140,428
Insulet Corp.†	5,089	1,104,211
Intuitive Surgical, Inc.†	4,755	1,604,147
STERIS PLC	300	65,955
Stryker Corp.	1,175	351,865
Thermo Fisher Scientific, Inc.	797	423,039
Waters Corp.†	119	39,178
West Pharmaceutical Services, Inc.	1,782	627,478
		8,204,074
Healthcare-Services — 0.5%
DaVita, Inc.†	161	16,866
HCA Healthcare, Inc.	516	139,671
Humana, Inc.	725	331,912
IQVIA Holdings, Inc.†	378	87,462
Molina Healthcare, Inc.†	187	67,565
UnitedHealth Group, Inc.	1,909	1,005,031
		1,648,507
Home Builders — 0.2%
D.R. Horton, Inc.	1,636	248,639
Lennar Corp., Class A	761	113,419
NVR, Inc.†	17	119,008
PulteGroup, Inc.	1,171	120,871
		601,937
Household Products/Wares — 0.0%
Church & Dwight Co., Inc.	615	58,154
Security Description	Shares or Principal Amount	Value

Insurance — 0.3%
Aon PLC, Class A	554	$ 161,225
Arch Capital Group, Ltd.†	2,026	150,471
Arthur J. Gallagher & Co.	598	134,478
Brown & Brown, Inc.	1,001	71,181
Marsh & McLennan Cos., Inc.	1,392	263,742
Progressive Corp.	1,588	252,937
		1,034,034
Internet — 23.5%
Airbnb, Inc., Class A†	40,376	5,496,789
Alphabet, Inc., Class A†	68,972	9,634,699
Alphabet, Inc., Class C†	50,157	7,068,626
Amazon.com, Inc.†	126,301	19,190,174
Booking Holdings, Inc.†	189	670,424
CDW Corp.	306	69,560
Chewy, Inc., Class A†	81,965	1,936,833
DoorDash, Inc., Class A†	84,407	8,347,008
Etsy, Inc.†	286	23,180
Expedia Group, Inc.†	724	109,896
MercadoLibre, Inc.†	2,749	4,320,163
Meta Platforms, Inc., Class A†	16,023	5,671,501
Netflix, Inc.†	2,377	1,157,314
Palo Alto Networks, Inc.†	1,688	497,757
Shopify, Inc., Class A†	111,379	8,676,424
Snap, Inc., Class A†	63,044	1,067,335
Uber Technologies, Inc.†	148,568	9,147,332
VeriSign, Inc.†	232	47,783
		83,132,798
Iron/Steel — 0.1%
Nucor Corp.	841	146,368
Steel Dynamics, Inc.	520	61,412
		207,780
Leisure Time — 0.1%
Carnival Corp.†	3,884	72,009
Norwegian Cruise Line Holdings, Ltd.†	2,310	46,293
Royal Caribbean Cruises, Ltd.†	1,280	165,747
		284,049
Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	1,393	253,651
Las Vegas Sands Corp.	1,223	60,184
Marriott International, Inc., Class A	1,340	302,184
MGM Resorts International†	1,009	45,082
Wynn Resorts, Ltd.	521	47,468
		708,569
Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	6,025	1,781,412
Machinery-Diversified — 0.5%
Deere & Co.	829	331,492
Ingersoll Rand, Inc.	1,693	130,937
Otis Worldwide Corp.	867	77,570
Rockwell Automation, Inc.	3,594	1,115,865
		1,655,864
Media — 0.0%
Charter Communications, Inc., Class A†	251	97,559
FactSet Research Systems, Inc.	97	46,274
		143,833
Mining — 0.2%
Freeport-McMoRan, Inc.	13,368	569,076

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Miscellaneous Manufacturing — 0.3%
A.O. Smith Corp.	420	$ 34,625
Axon Enterprise, Inc.†	382	98,682
General Electric Co.	2,541	324,308
Illinois Tool Works, Inc.	684	179,167
Parker-Hannifin Corp.	544	250,620
		887,402
Oil & Gas — 0.5%
APA Corp.	1,666	59,776
ConocoPhillips	4,449	516,395
Coterra Energy, Inc.	2,696	68,802
Diamondback Energy, Inc.	972	150,738
EOG Resources, Inc.	2,090	252,786
Hess Corp.	1,501	216,384
Marathon Oil Corp.	1,684	40,686
Marathon Petroleum Corp.	1,134	168,240
Pioneer Natural Resources Co.	633	142,349
		1,616,156
Pharmaceuticals — 2.5%
AbbVie, Inc.	3,547	549,679
AstraZeneca PLC ADR	16,616	1,119,088
Dexcom, Inc.†	1,280	158,835
Eli Lilly & Co.	10,364	6,041,383
Merck & Co., Inc.	5,504	600,046
Zoetis, Inc.	1,371	270,594
		8,739,625
Pipelines — 0.3%
Cheniere Energy, Inc.	4,501	768,366
ONEOK, Inc.	1,961	137,701
Targa Resources Corp.	1,211	105,200
Williams Cos., Inc.	2,576	89,722
		1,100,989
Private Equity — 0.1%
Blackstone, Inc.	2,778	363,696
REITS — 0.8%
American Tower Corp.	6,061	1,308,449
Digital Realty Trust, Inc.	674	90,707
Equinix, Inc.	1,333	1,073,585
Host Hotels & Resorts, Inc.	2,298	44,742
Iron Mountain, Inc.	809	56,614
Public Storage	361	110,105
SBA Communications Corp.	234	59,363
Simon Property Group, Inc.	655	93,429
		2,836,994
Retail — 3.7%
AutoZone, Inc.†	66	170,650
Chipotle Mexican Grill, Inc.†	387	885,054
Costco Wholesale Corp.	1,010	666,681
Darden Restaurants, Inc.	340	55,862
Domino's Pizza, Inc.	76	31,329
Floor & Decor Holdings, Inc., Class A†	18,417	2,054,600
Home Depot, Inc.	2,009	696,219
Lowe's Cos., Inc.	6,560	1,459,928
Lululemon Athletica, Inc.†	3,523	1,801,275
McDonald's Corp.	5,881	1,743,775
O'Reilly Automotive, Inc.†	235	223,269
RH†	1,363	397,287
Ross Stores, Inc.	14,499	2,006,517
Security Description	Shares or Principal Amount	Value

Retail (continued)
Starbucks Corp.	3,661	$ 351,493
TJX Cos., Inc.	4,038	378,805
Tractor Supply Co.	247	53,112
Ulta Beauty, Inc.†	176	86,238
Yum! Brands, Inc.	700	91,462
		13,153,556
Semiconductors — 7.6%
Advanced Micro Devices, Inc.†	23,912	3,524,868
Analog Devices, Inc.	1,597	317,100
Applied Materials, Inc.	4,543	736,284
ARM Holdings PLC ADR†	10,819	812,994
Broadcom, Inc.	2,384	2,661,140
KLA Corp.	1,773	1,030,645
Lam Research Corp.	716	560,814
Marvell Technology, Inc.	34,736	2,094,928
Microchip Technology, Inc.	1,733	156,282
Monolithic Power Systems, Inc.	260	164,003
NVIDIA Corp.	24,496	12,130,909
NXP Semiconductors NV	1,050	241,164
ON Semiconductor Corp.†	1,029	85,952
QUALCOMM, Inc.	3,143	454,572
Texas Instruments, Inc.	10,438	1,779,262
		26,750,917
Software — 23.7%
Adobe, Inc.†	3,145	1,876,307
Akamai Technologies, Inc.†	385	45,565
ANSYS, Inc.†	269	97,615
Autodesk, Inc.†	604	147,062
BILL Holdings, Inc.†	38,714	3,158,675
Broadridge Financial Solutions, Inc.	364	74,893
Cadence Design Systems, Inc.†	1,477	402,290
Ceridian HCM Holding, Inc.†	466	31,278
Cloudflare, Inc., Class A†	128,398	10,690,417
Datadog, Inc., Class A†	24,035	2,917,368
Electronic Arts, Inc.	585	80,034
Fair Isaac Corp.†	497	578,513
Fiserv, Inc.†	1,695	225,164
Intuit, Inc.	5,094	3,183,903
Microsoft Corp.	79,504	29,896,684
MSCI, Inc.	2,368	1,339,459
Oracle Corp.	21,207	2,235,854
Paychex, Inc.	698	83,139
Paycom Software, Inc.	115	23,773
PTC, Inc.†	387	67,710
ROBLOX Corp., Class A†	123,338	5,639,013
Roper Technologies, Inc.	249	135,747
Salesforce, Inc.†	11,264	2,964,009
ServiceNow, Inc.†	1,509	1,066,093
Snowflake, Inc., Class A†	50,129	9,975,671
Synopsys, Inc.†	826	425,316
Take-Two Interactive Software, Inc.†	429	69,048
Tyler Technologies, Inc.†	228	95,331
Veeva Systems, Inc., Class A†	9,158	1,763,098
Workday, Inc., Class A†	2,500	690,150
ZoomInfo Technologies, Inc.†	193,404	3,576,040
		83,555,219
Telecommunications — 0.1%
Arista Networks, Inc.†	1,368	322,178
Motorola Solutions, Inc.	523	163,746
		485,924

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation — 1.0%
CSX Corp.	5,365	$ 186,005
Expeditors International of Washington, Inc.	292	37,142
Old Dominion Freight Line, Inc.	3,218	1,304,352
Union Pacific Corp.	8,768	2,153,596
		3,681,095
Total Common Stocks (cost $258,571,753)		346,074,571
UNAFFILIATED INVESTMENT COMPANIES — 0.2%
SPDR Portfolio S&P 500 Growth ETF (cost $451,296)	7,200	468,432
PURCHASED OPTIONS† — 0.0%
Purchased Options - Calls — 0.0%
Over the Counter call option on the USD vs. CNY (Expiration Date: 01/17/2024; Strike Price: CNY 7.43; Counterparty: JPMorgan Chase Bank, N.A.)	21,432,216	300
Over the Counter call option on the USD vs. CNY (Expiration Date: 05/24/2024; Strike Price: CNY 7.57; Counterparty: Standard Chartered Bank)	27,370,098	25,290
Over the Counter call option on the USD vs. CNY (Expiration Date: 08/12/2024; Strike Price: CNY 7.79; Counterparty: JPMorgan Chase Bank, N.A.)	27,541,492	22,336
Total Purchased Options (cost $330,713)		47,926
Total Long-Term Investment Securities (cost $259,353,762)		346,590,929
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Administration Class 5.07%(1)	842,430	842,430
Security Description	Shares or Principal Amount	Value

U.S. Government — 0.0%
United States Treasury Bills
5.22%, 03/21/2024(2)	$ 80,000	$ 79,088
Total Short-Term Investments (cost $921,503)		921,518
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 12/29/2023, to be repurchased 01/02/2024 in the amount of $385,065 and collateralized by $426,400 of United States Treasury Notes, bearing interest at 0.88% due 09/30/2026 and having an approximate value of $392,706 (cost $384,996)	384,996	384,996
TOTAL INVESTMENTS (cost $260,660,261)	98.6%	347,897,443
Other assets less liabilities	1.4	5,116,471
NET ASSETS	100.0%	$353,013,914
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Large Cap Growth Portfolio has no right to demand registration of these securities. At December 31, 2023, the aggregate value of these securities was $5,707,832 representing 1.6% of net assets.
(1)	The rate shown is the 7-day yield as of December 31, 2023.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund
CNY—Chinese Yuan

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2	Long	S&P 500 E-Mini Index	March 2024	$469,808	$482,000	$12,192
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$346,074,571	$—	$—	$346,074,571
Unaffiliated Investment Companies	468,432	—	—	468,432
Purchased Options	—	47,926	—	47,926
Short-Term Investments:
U.S. Government	—	79,088	—	79,088
Other Short-Term Investments	842,430	—	—	842,430
Repurchase Agreements	—	384,996	—	384,996
Total Investments at Value	$347,385,433	$512,010	$—	$347,897,443
Other Financial Instruments:†
Futures Contracts	$12,192	$—	$—	$12,192
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.0%
Advertising — 0.5%
Interpublic Group of Cos., Inc.	3,550	$ 115,872
Omnicom Group, Inc.	28,549	2,469,774
		2,585,646
Aerospace/Defense — 2.4%
Boeing Co.†	2,952	769,468
General Dynamics Corp.	10,999	2,856,111
Howmet Aerospace, Inc.	1,523	82,425
L3Harris Technologies, Inc.	11,668	2,457,514
Lockheed Martin Corp.	2,046	927,329
Northrop Grumman Corp.	1,314	615,136
RTX Corp.	57,537	4,841,163
		12,549,146
Agriculture — 0.8%
Altria Group, Inc.	16,392	661,253
Archer-Daniels-Midland Co.	34,920	2,521,922
Bunge Global SA	1,347	135,980
Philip Morris International, Inc.	9,064	852,741
		4,171,896
Airlines — 0.3%
American Airlines Group, Inc.†	6,057	83,223
Delta Air Lines, Inc.	2,624	105,564
Southwest Airlines Co.	49,729	1,436,174
United Airlines Holdings, Inc.†	3,040	125,430
		1,750,391
Apparel — 0.2%
NIKE, Inc., Class B	6,466	702,014
Ralph Lauren Corp.	166	23,937
Tapestry, Inc.	2,124	78,184
VF Corp.	3,064	57,603
		861,738
Auto Manufacturers — 0.5%
Cummins, Inc.	1,314	314,795
Ford Motor Co.	36,443	444,240
General Motors Co.	42,345	1,521,032
PACCAR, Inc.	1,309	127,824
		2,407,891
Auto Parts & Equipment — 0.5%
Aptiv PLC†	2,622	235,246
BorgWarner, Inc.	2,179	78,117
Gentex Corp.	75,407	2,462,793
		2,776,156
Banks — 9.2%
Bank of America Corp.	63,811	2,148,516
Bank of New York Mellon Corp.	74,668	3,886,469
Citigroup, Inc.	17,738	912,443
Citizens Financial Group, Inc.	4,321	143,198
Comerica, Inc.	1,222	68,200
Fifth Third Bancorp	6,312	217,701
Goldman Sachs Group, Inc.	3,022	1,165,797
Huntington Bancshares, Inc.	13,421	170,715
JPMorgan Chase & Co.	96,693	16,447,479
KeyCorp	8,677	124,949
M&T Bank Corp.	26,109	3,579,022
Morgan Stanley	43,651	4,070,456
Northern Trust Corp.	15,133	1,276,922
PNC Financial Services Group, Inc.	27,582	4,271,073
Security Description	Shares or Principal Amount	Value

Banks (continued)
Regions Financial Corp.	8,620	$ 167,056
State Street Corp.	2,860	221,536
Truist Financial Corp.	86,131	3,179,956
US Bancorp	77,527	3,355,369
Wells Fargo & Co.	33,659	1,656,696
Zions Bancorp NA	1,373	60,233
		47,123,786
Beverages — 2.0%
Brown-Forman Corp., Class B	1,696	96,842
Coca-Cola Co.	21,998	1,296,342
Constellation Brands, Inc., Class A	1,498	362,142
Heineken Holding NV	11,522	974,330
Keurig Dr Pepper, Inc.	84,208	2,805,811
Molson Coors Beverage Co., Class B	1,716	105,036
Monster Beverage Corp.†	2,739	157,794
PepsiCo, Inc.	12,760	2,167,158
Pernod Ricard SA	63,015	2,224,429
		10,189,884
Biotechnology — 1.4%
Amgen, Inc.	4,960	1,428,579
Biogen, Inc.†	1,343	347,528
Bio-Rad Laboratories, Inc., Class A†	194	62,641
Corteva, Inc.	6,532	313,014
Gilead Sciences, Inc.	45,578	3,692,274
Illumina, Inc.†	1,472	204,961
Incyte Corp.†	1,724	108,250
Moderna, Inc.†	3,074	305,709
Regeneron Pharmaceuticals, Inc.†	397	348,681
Vertex Pharmaceuticals, Inc.†	860	349,925
		7,161,562
Building Materials — 1.2%
Carrier Global Corp.	4,044	232,328
Fortune Brands Innovations, Inc.	24,779	1,886,673
Johnson Controls International PLC	65,807	3,793,116
Martin Marietta Materials, Inc.	195	97,287
Masco Corp.	957	64,100
Mohawk Industries, Inc.†	490	50,715
Trane Technologies PLC	656	159,998
Vulcan Materials Co.	443	100,565
		6,384,782
Chemicals — 1.4%
Air Products & Chemicals, Inc.	2,059	563,754
Akzo Nobel NV	11,593	957,553
Albemarle Corp.	1,088	157,194
Axalta Coating Systems, Ltd.†	63,533	2,158,216
CF Industries Holdings, Inc.	815	64,793
Dow, Inc.	6,501	356,515
DuPont de Nemours, Inc.	3,986	306,643
Eastman Chemical Co.	1,099	98,712
Ecolab, Inc.	1,152	228,499
FMC Corp.	1,156	72,886
International Flavors & Fragrances, Inc.	2,366	191,575
Linde PLC	2,157	885,902
LyondellBasell Industries NV, Class A	2,375	225,815
Mosaic Co.	3,029	108,226
PPG Industries, Inc.	2,185	326,767
Sherwin-Williams Co.	1,091	340,283
		7,043,333

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services — 2.0%
Automatic Data Processing, Inc.	8,592	$ 2,001,678
Cintas Corp.	361	217,560
CoStar Group, Inc.†	2,157	188,500
Equifax, Inc.	697	172,361
Global Payments, Inc.	21,750	2,762,250
H&R Block, Inc.	57,247	2,769,037
MarketAxess Holdings, Inc.	351	102,790
Moody's Corp.	773	301,903
PayPal Holdings, Inc.†	9,992	613,609
Quanta Services, Inc.	417	89,989
Robert Half, Inc.	981	86,250
Rollins, Inc.	1,483	64,763
S&P Global, Inc.	1,682	740,955
Verisk Analytics, Inc.	605	144,510
		10,256,155
Computers — 1.1%
Accenture PLC, Class A	2,676	939,035
Amdocs, Ltd.	20,671	1,816,774
Cognizant Technology Solutions Corp., Class A	4,647	350,988
EPAM Systems, Inc.†	321	95,446
Hewlett Packard Enterprise Co.	11,890	201,892
HP, Inc.	8,060	242,525
International Business Machines Corp.	8,463	1,384,124
Leidos Holdings, Inc.	1,274	137,898
NetApp, Inc.	1,219	107,467
Seagate Technology Holdings PLC	1,064	90,834
Western Digital Corp.†	3,005	157,372
		5,524,355
Cosmetics/Personal Care — 2.9%
Colgate-Palmolive Co.	51,140	4,076,370
Estee Lauder Cos., Inc., Class A	2,153	314,876
Kenvue, Inc.	97,309	2,095,063
Procter & Gamble Co.	19,976	2,927,283
Unilever PLC ADR	109,686	5,317,577
		14,731,169
Distribution/Wholesale — 0.6%
Fastenal Co.	2,648	171,511
LKQ Corp.	52,609	2,514,184
Pool Corp.	154	61,401
WW Grainger, Inc.	102	84,527
		2,831,623
Diversified Financial Services — 3.9%
American Express Co.	1,601	299,931
Ameriprise Financial, Inc.	441	167,505
Ares Management Corp., Class A	21,200	2,521,104
BlackRock, Inc.	4,919	3,993,244
Capital One Financial Corp.	3,530	462,854
Cboe Global Markets, Inc.	352	62,853
Charles Schwab Corp.	55,327	3,806,498
CME Group, Inc.	2,135	449,631
Discover Financial Services	1,066	119,818
Franklin Resources, Inc.	2,613	77,841
Intercontinental Exchange, Inc.	5,305	681,321
Invesco, Ltd.	4,167	74,339
LPL Financial Holdings, Inc.	6,935	1,578,545
Mastercard, Inc., Class A	2,149	916,570
Nasdaq, Inc.	3,155	183,432
Raymond James Financial, Inc.	24,482	2,729,743
Synchrony Financial	3,835	146,459
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
T. Rowe Price Group, Inc.	2,071	$ 223,026
Visa, Inc., Class A	5,023	1,307,738
		19,802,452
Electric — 4.5%
AES Corp.	6,206	119,466
Alliant Energy Corp.	2,365	121,325
Ameren Corp.	2,437	176,293
American Electric Power Co., Inc.	4,874	395,866
CenterPoint Energy, Inc.	5,850	167,135
CMS Energy Corp.	2,704	157,021
Consolidated Edison, Inc.	3,200	291,104
Constellation Energy Corp.	1,628	190,297
Dominion Energy, Inc.	7,756	364,532
DTE Energy Co.	1,911	210,707
Duke Energy Corp.	44,785	4,345,936
Edison International	29,503	2,109,169
Entergy Corp.	1,960	198,332
Evergy, Inc.	2,129	111,134
Eversource Energy	32,664	2,016,022
Exelon Corp.	65,187	2,340,213
FirstEnergy Corp.	4,786	175,455
NextEra Energy, Inc.	19,016	1,155,032
NRG Energy, Inc.	2,092	108,156
PG&E Corp.	19,774	356,525
Pinnacle West Capital Corp.	11,131	799,651
PPL Corp.	6,832	185,147
Public Service Enterprise Group, Inc.	4,618	282,391
Sempra	37,927	2,834,285
Southern Co.	10,108	708,773
WEC Energy Group, Inc.	2,924	246,113
Xcel Energy, Inc.	46,900	2,903,579
		23,069,659
Electrical Components & Equipment — 1.1%
AMETEK, Inc.	1,112	183,358
Eaton Corp. PLC	1,406	338,593
Emerson Electric Co.	50,496	4,914,776
Generac Holdings, Inc.†	222	28,691
		5,465,418
Electronics — 0.9%
Allegion PLC	504	63,852
Amphenol Corp., Class A	2,440	241,877
Garmin, Ltd.	653	83,937
Honeywell International, Inc.	6,110	1,281,328
Hubbell, Inc.	268	88,153
Jabil, Inc.	545	69,433
Keysight Technologies, Inc.†	1,646	261,862
Mettler-Toledo International, Inc.†	125	151,620
TE Connectivity, Ltd.	15,129	2,125,625
Trimble, Inc.†	2,306	122,679
		4,490,366
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	797	105,316
First Solar, Inc.†	990	170,557
		275,873
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	1,167	151,477
Entertainment — 0.0%
Caesars Entertainment, Inc.†	840	39,379

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Environmental Control — 0.1%
Pentair PLC	460	$ 33,447
Republic Services, Inc.	815	134,402
Veralto Corp.	2,032	167,152
Waste Management, Inc.	1,800	322,380
		657,381
Food — 1.9%
Campbell Soup Co.	1,821	78,722
Conagra Brands, Inc.	92,145	2,640,876
General Mills, Inc.	17,842	1,162,228
Hershey Co.	861	160,525
Hormel Foods Corp.	2,684	86,183
J.M. Smucker Co.	984	124,358
Kellanova	2,444	136,644
Koninklijke Ahold Delhaize NV	37,855	1,087,168
Kraft Heinz Co.	7,389	273,245
Kroger Co.	6,133	280,339
Lamb Weston Holdings, Inc.	457	49,397
McCormick & Co., Inc.	2,329	159,350
Mondelez International, Inc., Class A	42,441	3,074,002
Sysco Corp.	4,673	341,736
Tyson Foods, Inc., Class A	2,644	142,115
		9,796,888
Forest Products & Paper — 0.0%
International Paper Co.	3,207	115,933
Gas — 0.6%
Atmos Energy Corp.	27,561	3,194,320
NiSource, Inc.	3,830	101,686
		3,296,006
Hand/Machine Tools — 0.0%
Snap-on, Inc.	269	77,698
Stanley Black & Decker, Inc.	1,421	139,400
		217,098
Healthcare-Products — 4.8%
Abbott Laboratories	16,084	1,770,366
Agilent Technologies, Inc.	2,712	377,049
Align Technology, Inc.†	297	81,378
Baxter International, Inc.	4,702	181,779
Bio-Techne Corp.	1,466	113,117
Boston Scientific Corp.†	44,397	2,566,591
Cooper Cos., Inc.	266	100,665
Danaher Corp.	6,095	1,410,017
DENTSPLY SIRONA, Inc.	1,964	69,899
Edwards Lifesciences Corp.†	3,541	270,001
GE HealthCare Technologies, Inc.	3,629	280,594
Hologic, Inc.†	2,270	162,192
IDEXX Laboratories, Inc.†	339	188,162
Insulet Corp.†	401	87,009
Intuitive Surgical, Inc.†	1,109	374,132
Medtronic PLC	102,921	8,478,632
ResMed, Inc.	1,363	234,463
Revvity, Inc.	1,144	125,051
STERIS PLC	403	88,600
Stryker Corp.	1,128	337,791
Teleflex, Inc.	436	108,712
Thermo Fisher Scientific, Inc.	2,220	1,178,354
Waters Corp.†	345	113,584
Zimmer Biomet Holdings, Inc.	50,685	6,168,364
		24,866,502
Security Description	Shares or Principal Amount	Value

Healthcare-Services — 4.7%
Catalent, Inc.†	1,671	$ 75,078
Centene Corp.†	48,044	3,565,345
Charles River Laboratories International, Inc.†	475	112,290
DaVita, Inc.†	225	23,571
Elevance Health, Inc.	9,872	4,655,240
HCA Healthcare, Inc.	955	258,499
Humana, Inc.	1,141	522,361
IQVIA Holdings, Inc.†	1,052	243,412
Laboratory Corp. of America Holdings	787	178,877
Molina Healthcare, Inc.†	222	80,211
Quest Diagnostics, Inc.	24,764	3,414,460
UnitedHealth Group, Inc.	15,842	8,340,338
Universal Health Services, Inc., Class B	17,726	2,702,152
		24,171,834
Home Builders — 0.5%
Lennar Corp., Class A	15,448	2,302,370
Home Furnishings — 0.0%
Whirlpool Corp.	508	61,859
Household Products/Wares — 0.8%
Avery Dennison Corp.	746	150,811
Church & Dwight Co., Inc.	1,233	116,593
Clorox Co.	1,149	163,836
Kimberly-Clark Corp.	29,280	3,557,813
		3,989,053
Insurance — 5.8%
Aflac, Inc.	4,929	406,643
Allstate Corp.	28,041	3,925,179
American International Group, Inc.(1)	6,507	440,849
Aon PLC, Class A	909	264,537
Arthur J. Gallagher & Co.	980	220,382
Assurant, Inc.	487	82,055
Berkshire Hathaway, Inc., Class B†	30,586	10,908,803
Brown & Brown, Inc.	482	34,275
Chubb, Ltd.	21,882	4,945,332
Cincinnati Financial Corp.	1,454	150,431
Everest Group, Ltd.	402	142,139
Globe Life, Inc.	794	96,646
Hartford Financial Services Group, Inc.	2,788	224,100
Loews Corp.	1,697	118,094
Marsh & McLennan Cos., Inc.	2,194	415,697
MetLife, Inc.	69,423	4,590,943
Principal Financial Group, Inc.	2,033	159,936
Progressive Corp.	2,711	431,808
Prudential Financial, Inc.	3,346	347,014
Travelers Cos., Inc.	2,117	403,267
W.R. Berkley Corp.	1,888	133,519
Willis Towers Watson PLC	5,689	1,372,187
		29,813,836
Internet — 1.8%
Airbnb, Inc., Class A†	2,015	274,322
Alphabet, Inc., Class C†	15,867	2,236,136
CDW Corp.	720	163,670
eBay, Inc.	4,810	209,812
Etsy, Inc.†	622	50,413
F5, Inc.†	32,480	5,813,271
Gen Digital, Inc.	5,226	119,257
Match Group, Inc.†	2,519	91,944
VeriSign, Inc.†	428	88,151
		9,046,976

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Iron/Steel — 0.0%
Nucor Corp.	843	$ 146,716
Steel Dynamics, Inc.	522	61,648
		208,364
Leisure Time — 0.0%
Carnival Corp.†	2,708	50,206
Lodging — 0.0%
Las Vegas Sands Corp.	1,334	65,646
MGM Resorts International	810	36,191
		101,837
Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	1,986	587,201
Oshkosh Corp.	11,650	1,262,976
		1,850,177
Machinery-Diversified — 0.7%
Deere & Co.	1,067	426,661
Dover Corp.	1,297	199,492
IDEX Corp.	701	152,194
Ingersoll Rand, Inc.	863	66,744
Middleby Corp.†	12,792	1,882,599
Nordson Corp.	502	132,608
Otis Worldwide Corp.	2,314	207,034
Rockwell Automation, Inc.	553	171,696
Westinghouse Air Brake Technologies Corp.	1,660	210,654
Xylem, Inc.	2,234	255,480
		3,705,162
Media — 1.1%
Charter Communications, Inc., Class A†	503	195,506
Comcast Corp., Class A	37,218	1,632,009
FactSet Research Systems, Inc.	187	89,208
Fox Corp., Class A	2,291	67,974
Fox Corp., Class B	1,223	33,816
News Corp., Class A	3,527	86,588
News Corp., Class B	1,064	27,366
Paramount Global, Class B	4,471	66,126
Walt Disney Co.	34,892	3,150,399
Warner Bros. Discovery, Inc.†	20,567	234,053
		5,583,045
Mining — 0.1%
Freeport-McMoRan, Inc.	6,645	282,878
Newmont Corp.	10,681	442,086
		724,964
Miscellaneous Manufacturing — 0.6%
3M Co.	5,119	559,609
A.O. Smith Corp.	421	34,707
General Electric Co.	5,750	733,873
Illinois Tool Works, Inc.	1,370	358,858
Parker-Hannifin Corp.	262	120,703
Siemens AG	4,869	913,343
Teledyne Technologies, Inc.†	437	195,029
Textron, Inc.	1,817	146,123
		3,062,245
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	476	130,105
Oil & Gas — 5.8%
Chevron Corp.	22,350	3,333,726
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
ConocoPhillips	32,923	$ 3,821,373
Coterra Energy, Inc.	91,593	2,337,453
Devon Energy Corp.	5,938	268,991
Diamondback Energy, Inc.	11,305	1,753,180
EOG Resources, Inc.	16,294	1,970,759
EQT Corp.	3,812	147,372
Exxon Mobil Corp.	78,149	7,813,337
Marathon Oil Corp.	2,549	61,584
Marathon Petroleum Corp.	1,584	235,002
Occidental Petroleum Corp.	6,120	365,425
Phillips 66	25,323	3,371,504
Pioneer Natural Resources Co.	1,081	243,095
Shell PLC	42,991	1,409,143
TotalEnergies SE ADR	35,157	2,368,879
Valero Energy Corp.	3,155	410,150
		29,910,973
Oil & Gas Services — 0.7%
Baker Hughes Co.	70,696	2,416,389
Halliburton Co.	8,295	299,864
Schlumberger NV	13,239	688,958
		3,405,211
Packaging & Containers — 1.2%
Amcor PLC	13,396	129,137
Ball Corp.	2,922	168,073
Packaging Corp. of America	12,826	2,089,484
Sealed Air Corp.	43,750	1,597,750
Sonoco Products Co.	41,290	2,306,872
WestRock Co.	2,376	98,652
		6,389,968
Pharmaceuticals — 10.0%
AbbVie, Inc.	10,309	1,597,586
AstraZeneca PLC ADR	29,674	1,998,544
Becton Dickinson & Co.	10,478	2,554,851
Bristol-Myers Squibb Co.	18,858	967,604
Cardinal Health, Inc.	2,284	230,227
Cencora, Inc.	1,545	317,312
Cigna Group	2,712	812,108
CVS Health Corp.	34,942	2,759,020
Dexcom, Inc.†	1,397	173,354
Henry Schein, Inc.†	37,358	2,828,374
Johnson & Johnson	114,611	17,964,128
McKesson Corp.	1,233	570,854
Merck & Co., Inc.	64,991	7,085,319
Pfizer, Inc.	240,859	6,934,331
Roche Holding AG	6,187	1,798,611
Roche Holding AG ADR	57,146	2,070,400
Viatris, Inc.	11,119	120,419
Zoetis, Inc.	1,915	377,963
		51,161,005
Pipelines — 0.1%
Kinder Morgan, Inc.	17,923	316,162
ONEOK, Inc.	2,052	144,091
Williams Cos., Inc.	6,878	239,561
		699,814
Private Equity — 0.4%
Blackstone, Inc.	1,844	241,416
KKR & Co., Inc.	20,588	1,705,716
		1,947,132

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real Estate — 0.6%
CBRE Group, Inc., Class A†	33,328	$ 3,102,503
REITS — 3.0%
Alexandria Real Estate Equities, Inc.	1,450	183,817
American Tower Corp.	6,735	1,453,952
AvalonBay Communities, Inc.	1,316	246,382
Boston Properties, Inc.	1,338	93,887
Camden Property Trust	990	98,297
Crown Castle, Inc.	23,742	2,734,841
Digital Realty Trust, Inc.	1,656	222,865
Equinix, Inc.	461	371,285
Equity Residential	3,203	195,896
Essex Property Trust, Inc.	595	147,524
Extra Space Storage, Inc.	1,958	313,926
Federal Realty Investment Trust	681	70,177
Gaming & Leisure Properties, Inc.	47,883	2,363,026
Healthpeak Properties, Inc.	5,070	100,386
Host Hotels & Resorts, Inc.	127,287	2,478,278
Invitation Homes, Inc.	5,331	181,840
Iron Mountain, Inc.	1,326	92,794
Kimco Realty Corp.	6,163	131,334
Mid-America Apartment Communities, Inc.	1,081	145,351
Prologis, Inc.	8,564	1,141,581
Public Storage	851	259,555
Realty Income Corp.	6,709	385,231
Regency Centers Corp.	1,523	102,041
SBA Communications Corp.	600	152,214
Simon Property Group, Inc.	1,905	271,729
UDR, Inc.	2,805	107,403
Ventas, Inc.	3,729	185,853
VICI Properties, Inc.	9,588	305,665
Welltower, Inc.	5,130	462,572
Weyerhaeuser Co.	6,766	235,254
		15,234,956
Retail — 3.4%
AutoZone, Inc.†	51	131,866
Bath & Body Works, Inc.	2,107	90,938
Best Buy Co., Inc.	1,795	140,513
CarMax, Inc.†	1,471	112,885
Costco Wholesale Corp.	2,380	1,570,990
Darden Restaurants, Inc.	535	87,901
Dollar General Corp.	2,034	276,522
Dollar Tree, Inc.†	21,192	3,010,324
Domino's Pizza, Inc.	194	79,973
Genuine Parts Co.	1,299	179,912
Home Depot, Inc.	5,839	2,023,505
Lowe's Cos., Inc.	5,349	1,190,420
McDonald's Corp.	3,765	1,116,360
O'Reilly Automotive, Inc.†	148	140,612
Starbucks Corp.	4,342	416,875
Target Corp.	4,278	609,273
TJX Cos., Inc.	3,711	348,129
Tractor Supply Co.	581	124,932
Ulta Beauty, Inc.†	155	75,948
Victoria's Secret & Co.†	53,099	1,409,247
Walgreens Boots Alliance, Inc.	6,646	173,527
Walmart, Inc.	24,980	3,938,097
Yum! Brands, Inc.	1,403	183,316
		17,432,065
Savings & Loans — 0.5%
New York Community Bancorp, Inc.	234,757	2,401,564
Security Description	Shares or Principal Amount	Value

Semiconductors — 3.0%
Analog Devices, Inc.	13,213	$ 2,623,573
Intel Corp.	39,075	1,963,519
Microchip Technology, Inc.	2,056	185,410
Micron Technology, Inc.	10,177	868,505
NXP Semiconductors NV	13,666	3,138,807
ON Semiconductor Corp.†	2,235	186,690
Qorvo, Inc.†	902	101,574
QUALCOMM, Inc.	21,915	3,169,566
Skyworks Solutions, Inc.	1,477	166,044
Teradyne, Inc.	1,417	153,773
Texas Instruments, Inc.	17,486	2,980,664
		15,538,125
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	368	95,547
Software — 1.0%
Akamai Technologies, Inc.†	741	87,697
ANSYS, Inc.†	346	125,557
Autodesk, Inc.†	951	231,550
Broadridge Financial Solutions, Inc.	469	96,497
Ceridian HCM Holding, Inc.†	651	43,695
Electronic Arts, Inc.	18,994	2,598,569
Fidelity National Information Services, Inc.	5,491	329,844
Fiserv, Inc.†	2,670	354,683
Jack Henry & Associates, Inc.	675	110,302
MSCI, Inc.	315	178,180
Paychex, Inc.	1,788	212,969
Paycom Software, Inc.	259	53,540
PTC, Inc.†	441	77,157
Roper Technologies, Inc.	564	307,476
Take-Two Interactive Software, Inc.†	733	117,976
		4,925,692
Telecommunications — 3.9%
AT&T, Inc.	66,268	1,111,977
BCE, Inc.	24,363	959,223
Cisco Systems, Inc.	173,194	8,749,761
Corning, Inc.	96,919	2,951,184
Juniper Networks, Inc.	39,990	1,178,905
Motorola Solutions, Inc.	646	202,256
T-Mobile US, Inc.	4,716	756,116
Verizon Communications, Inc.	105,893	3,992,166
		19,901,588
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	1,209	61,732
Transportation — 2.9%
C.H. Robinson Worldwide, Inc.	1,081	93,387
CSX Corp.	9,158	317,508
Expeditors International of Washington, Inc.	849	107,993
FedEx Corp.	2,144	542,368
JB Hunt Transport Services, Inc.	755	150,804
Knight-Swift Transportation Holdings, Inc.	33,686	1,941,998
Norfolk Southern Corp.	15,660	3,701,711
Union Pacific Corp.	3,107	763,141
United Parcel Service, Inc., Class B	47,515	7,470,783
		15,089,693
Water — 0.1%
American Water Works Co., Inc.	1,805	238,242
Total Common Stocks (cost $472,190,777)		502,931,788

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 0.7%
iShares S&P 500 Value ETF (cost $3,730,088)	22,300	$ 3,877,747
Total Long-Term Investment Securities (cost $475,920,865)		506,809,535
SHORT-TERM INVESTMENTS — 0.0%
U.S. Government — 0.0%
United States Treasury Bills
5.22%, 03/21/2024(2) (cost $98,841)	$100,000	98,861
REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 12/29/2023, to be repurchased 01/02/2024 in the amount of $497,560 and collateralized by $551,000 of United States Treasury Notes, bearing interest at 0.88% due 09/30/2026 and having an approximate value of $507,460	497,471	497,471
Bank of America Securities LLC Joint Repurchase Agreement(3)	505,000	505,000
Security Description	Shares or Principal Amount	Value

Barclays Capital, Inc. Joint Repurchase Agreement(3)	$535,000	$ 535,000
BNP Paribas SA Joint Repurchase Agreement(3)	515,000	515,000
Deutsche Bank AG Joint Repurchase Agreement(3)	505,000	505,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	505,000	505,000
Total Repurchase Agreements (cost $3,062,471)		3,062,471
TOTAL INVESTMENTS (cost $479,082,177)	99.3%	509,970,867
Other assets less liabilities	0.7	3,448,573
NET ASSETS	100.0%	$513,419,440
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 3)
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
3	Long	S&P 500 E-Mini Index	March 2024	$704,712	$723,000	$18,288
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	EUR	1,647,479	USD	1,807,737	03/28/2024	$ —	$ (17,197)
	USD	128,173	EUR	116,285	03/28/2024	637	—
						637	(17,197)
Goldman Sachs & Co. LLC	CAD	1,072,289	USD	801,783	03/28/2024	—	(8,400)
	GBP	3,006,994	USD	3,812,672	03/28/2024	—	(21,757)
						—	(30,157)
JPMorgan Chase Bank, N.A.	EUR	1,647,479	USD	1,808,059	03/28/2024	—	(16,876)
Morgan Stanley & Co. International PLC	CHF	1,293,176	USD	1,505,566	03/28/2024	—	(45,375)
	EUR	1,647,479	USD	1,808,059	03/28/2024	—	(16,876)
						—	(62,251)
Unrealized Appreciation (Depreciation)						$637	$(126,481)
CAD—Canadian Dollar
CHF—Swiss Franc
EUR—Euro Currency
GBP—British Pound
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$502,931,788	$—	$—	$502,931,788
Unaffiliated Investment Companies	3,877,747	—	—	3,877,747
Short-Term Investments	—	98,861	—	98,861
Repurchase Agreements	—	3,062,471	—	3,062,471
Total Investments at Value	$506,809,535	$3,161,332	$—	$509,970,867
Other Financial Instruments:†
Futures Contracts	$18,288	$—	$—	$18,288
Forward Foreign Currency Contracts	—	637	—	637
Total Other Financial Instruments	$18,288	$637	$—	$18,925
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$126,481	$—	$126,481
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.9%
Advertising — 0.8%
Omnicom Group, Inc.	1,950	$ 168,694
Trade Desk, Inc., Class A†	16,233	1,168,127
		1,336,821
Aerospace/Defense — 0.7%
HEICO Corp.	1,888	337,707
HEICO Corp., Class A	1,236	176,056
Hexcel Corp.	900	66,375
Howmet Aerospace, Inc.	2,450	132,594
Spirit AeroSystems Holdings, Inc., Class A†	182	5,784
TransDigm Group, Inc.	417	421,837
		1,140,353
Airlines — 0.1%
American Airlines Group, Inc.†	4,077	56,018
Delta Air Lines, Inc.	554	22,287
United Airlines Holdings, Inc.†	1,100	45,386
		123,691
Apparel — 1.2%
Birkenstock Holding Plc†	144	7,017
Crocs, Inc.†	1,029	96,119
Deckers Outdoor Corp.†	1,536	1,026,709
On Holding AG, Class A†	22,533	607,715
Skechers USA, Inc., Class A†	1,560	97,250
Tapestry, Inc.	248	9,129
		1,843,939
Auto Parts & Equipment — 0.7%
Allison Transmission Holdings, Inc.	146	8,490
Mobileye Global, Inc., Class A†	25,699	1,113,281
		1,121,771
Banks — 0.3%
First Citizens BancShares, Inc., Class A	20	28,380
NU Holdings, Ltd., Class A†	57,001	474,818
		503,198
Beverages — 1.0%
Boston Beer Co., Inc., Class A†	147	50,802
Brown-Forman Corp., Class A	657	39,151
Brown-Forman Corp., Class B	5,258	300,232
Celsius Holdings, Inc.†	19,472	1,061,613
Constellation Brands, Inc., Class A	450	108,787
		1,560,585
Biotechnology — 1.7%
Alnylam Pharmaceuticals, Inc.†	3,182	609,067
Apellis Pharmaceuticals, Inc.†	3,610	216,095
Argenx SE ADR†	347	132,009
BioMarin Pharmaceutical, Inc.†	374	36,061
BioNTech SE ADR†	435	45,910
Bio-Rad Laboratories, Inc., Class A†	165	53,277
Certara, Inc.†	731	12,858
Exelixis, Inc.†	3,925	94,161
Genmab A/S ADR†	1,516	48,269
Illumina, Inc.†	797	110,974
Incyte Corp.†	2,302	144,543
Ionis Pharmaceuticals, Inc.†	2,074	104,924
Karuna Therapeutics, Inc.†	538	170,282
Legend Biotech Corp. ADR†	2,050	123,348
Maravai LifeSciences Holdings, Inc., Class A†	1,076	7,048
Roivant Sciences, Ltd.†	5,695	63,955
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Sarepta Therapeutics, Inc.†	2,263	$ 218,221
Ultragenyx Pharmaceutical, Inc.†	1,329	63,553
United Therapeutics Corp.†	1,726	379,530
		2,634,085
Building Materials — 1.7%
Armstrong World Industries, Inc.	217	21,336
Builders FirstSource, Inc.†	3,951	659,580
Carrier Global Corp.	1,200	68,940
Eagle Materials, Inc.	385	78,094
Fortune Brands Innovations, Inc.	894	68,069
Trane Technologies PLC	2,287	557,799
Trex Co., Inc.†	4,137	342,502
Vulcan Materials Co.	3,815	866,043
		2,662,363
Chemicals — 0.4%
Axalta Coating Systems, Ltd.†	400	13,588
CF Industries Holdings, Inc.	750	59,625
FMC Corp.	315	19,861
PPG Industries, Inc.	2,597	388,381
RPM International, Inc.	1,061	118,439
Valvoline, Inc.†	613	23,037
		622,931
Commercial Services — 8.4%
Avis Budget Group, Inc.	116	20,562
Block, Inc.†	25,530	1,974,746
Booz Allen Hamilton Holding Corp.	4,769	610,003
Bright Horizons Family Solutions, Inc.†	770	72,565
Cintas Corp.	2,624	1,581,380
CoStar Group, Inc.†	13,831	1,208,691
Equifax, Inc.	1,683	416,189
Euronet Worldwide, Inc.†	1,074	109,000
FleetCor Technologies, Inc.†	2,591	732,243
FTI Consulting, Inc.†	394	78,465
Gartner, Inc.†	4,900	2,210,439
Grand Canyon Education, Inc.†	140	18,486
H&R Block, Inc.	1,598	77,295
MarketAxess Holdings, Inc.	1,265	370,455
Morningstar, Inc.	808	231,282
Paylocity Holding Corp.†	1,616	266,398
Quanta Services, Inc.	1,900	410,020
RB Global, Inc.	4,101	274,316
Rollins, Inc.	6,031	263,374
Service Corp. International	1,969	134,778
Shift4 Payments, Inc., Class A†	907	67,426
Toast, Inc., Class A†	10,794	197,098
U-Haul Holding Co. †	50	3,590
U-Haul Holding Co. (Non-Voting)	652	45,927
United Rentals, Inc.	560	321,115
Verisk Analytics, Inc.	4,985	1,190,717
WEX, Inc.†	926	180,153
WillScot Mobile Mini Holdings Corp.†	3,318	147,651
		13,214,364
Computer Data Security — 0.0%
Snyk, Ltd.†(1)(2)	4,274	43,424
Computer Graphics — 0.0%
Canva, Inc.(1)(2)	41	43,733
Computers — 4.0%
Crowdstrike Holdings, Inc., Class A†	10,594	2,704,860
EPAM Systems, Inc.†	1,203	357,700

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
ExlService Holdings, Inc.†	23,853	$ 735,865
Fortinet, Inc.†	900	52,677
Genpact, Ltd.	746	25,894
Globant SA†	1,012	240,836
HP, Inc.	2,984	89,789
KBR, Inc.	2,774	153,707
NetApp, Inc.	1,420	125,187
Pure Storage, Inc., Class A†	7,068	252,045
Super Micro Computer, Inc.†	400	113,704
Zscaler, Inc.†	6,263	1,387,630
		6,239,894
Cosmetics/Personal Care — 0.9%
e.l.f. Beauty, Inc.†	9,621	1,388,695
Estee Lauder Cos., Inc., Class A	440	64,350
		1,453,045
Distribution/Wholesale — 3.3%
Copart, Inc.†	53,495	2,621,255
Fastenal Co.	14,389	931,976
Ferguson PLC	808	156,001
Pool Corp.	1,348	537,461
SiteOne Landscape Supply, Inc.†	1,292	209,950
Watsco, Inc.	390	167,103
WW Grainger, Inc.	748	619,860
		5,243,606
Diversified Financial Services — 4.2%
Ameriprise Financial, Inc.	1,737	659,765
Apollo Global Management, Inc.	19,381	1,806,115
Ares Management Corp., Class A	15,432	1,835,173
Blue Owl Capital, Inc.	6,298	93,840
Cboe Global Markets, Inc.	350	62,496
Houlihan Lokey, Inc.	63	7,554
LPL Financial Holdings, Inc.	2,865	652,131
Rocket Cos., Inc., Class A†	714	10,339
SLM Corp.	1,499	28,661
TPG, Inc.	315	13,599
Tradeweb Markets, Inc., Class A	15,918	1,446,628
UWM Holdings Corp.	562	4,018
Western Union Co.	905	10,788
XP, Inc., Class A	453	11,810
		6,642,917
Electric — 0.3%
AES Corp.	6,906	132,940
CenterPoint Energy, Inc.	8,389	239,674
Vistra Corp.	3,389	130,544
		503,158
Electrical Components & Equipment — 0.7%
AMETEK, Inc.	1,050	173,135
ChargePoint Holdings, Inc.†	5,192	12,149
Littelfuse, Inc.	224	59,933
Universal Display Corp.	4,706	900,070
		1,145,287
Electronics — 2.9%
Allegion PLC	2,423	306,970
Amphenol Corp., Class A	10,890	1,079,526
Flex, Ltd.†	49,695	1,513,710
Hubbell, Inc.	1,138	374,322
Jabil, Inc.	1,325	168,805
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Keysight Technologies, Inc.†	1,119	$ 178,022
Mettler-Toledo International, Inc.†	685	830,877
TE Connectivity, Ltd.	400	56,200
Vontier Corp.	890	30,749
		4,539,181
Energy-Alternate Sources — 0.3%
Enphase Energy, Inc.†	2,912	384,792
First Solar, Inc.†	330	56,852
		441,644
Engineering & Construction — 0.7%
EMCOR Group, Inc.	272	58,597
Fluor Corp.†	24,976	978,310
TopBuild Corp.†	35	13,099
		1,050,006
Enterprise Software / Services — 0.0%
Socure, Inc.†(1)(2)	920	5,750
Entertainment — 2.1%
Caesars Entertainment, Inc.†	2,626	123,107
Churchill Downs, Inc.	2,503	337,730
DraftKings, Inc., Class A†	47,855	1,686,889
Live Nation Entertainment, Inc.†	11,032	1,032,595
TKO Group Holdings, Inc.	1,027	83,783
Vail Resorts, Inc.	248	52,940
		3,317,044
Environmental Control — 0.4%
Clean Harbors, Inc.†	1,300	226,863
Republic Services, Inc.	1,050	173,155
Tetra Tech, Inc.	162	27,043
Waste Connections, Inc.	873	130,313
		557,374
Food — 0.4%
Albertsons Cos., Inc., Class A	606	13,938
Hershey Co.	355	66,186
Lamb Weston Holdings, Inc.	2,322	250,985
Performance Food Group Co.†	4,593	317,606
		648,715
Gas — 0.2%
Atmos Energy Corp.	2,070	239,913
Hand/Machine Tools — 0.1%
Lincoln Electric Holdings, Inc.	883	192,017
MSA Safety, Inc.	105	17,727
		209,744
Healthcare-Products — 9.5%
10X Genomics, Inc., Class A†	1,553	86,906
Agilent Technologies, Inc.	14,825	2,061,120
Align Technology, Inc.†	6,813	1,866,762
Bio-Techne Corp.	5,023	387,575
Bruker Corp.	3,446	253,212
Exact Sciences Corp.†	21,984	1,626,376
Globus Medical, Inc., Class A†	2,669	142,231
IDEXX Laboratories, Inc.†	2,778	1,541,929
Inspire Medical Systems, Inc.†	5,340	1,086,316
Insulet Corp.†	7,750	1,681,595
Lantheus Holdings, Inc.†	1,000	62,000
Masimo Corp.†	1,355	158,820
Natera, Inc.†	1,817	113,817

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Novocure, Ltd.†	3,643	$ 54,390
Penumbra, Inc.†	1,530	384,856
Repligen Corp.†	1,121	201,556
ResMed, Inc.	4,657	801,097
Shockwave Medical, Inc.†	5,822	1,109,440
STERIS PLC	575	126,414
Tandem Diabetes Care, Inc.†	147	4,348
Waters Corp.†	991	326,267
West Pharmaceutical Services, Inc.	2,717	956,710
		15,033,737
Healthcare-Services — 2.4%
Acadia Healthcare Co., Inc.†	796	61,897
agilon health, Inc.†	45,768	574,388
Charles River Laboratories International, Inc.†	270	63,828
Chemed Corp.	178	104,085
DaVita, Inc.†	914	95,751
Encompass Health Corp.	114	7,606
Ginkgo Bioworks Holdings, Inc.†	2,394	4,046
ICON PLC†	480	135,874
IQVIA Holdings, Inc.†	5,750	1,330,435
Medpace Holdings, Inc.†	2,764	847,249
Molina Healthcare, Inc.†	1,332	481,265
Sotera Health Co.†	1,174	19,782
Tenet Healthcare Corp.†	950	71,791
		3,797,997
Home Builders — 0.2%
NVR, Inc.†	47	329,021
Home Furnishings — 0.0%
Tempur Sealy International, Inc.	573	29,206
Household Products/Wares — 0.5%
Avery Dennison Corp.	710	143,534
Church & Dwight Co., Inc.	4,304	406,986
Clorox Co.	2,093	298,441
		848,961
Housewares — 0.0%
Scotts Miracle-Gro Co.	698	44,497
Insurance — 1.4%
Arch Capital Group, Ltd.†	5,454	405,069
Arthur J. Gallagher & Co.	2,473	556,128
Brighthouse Financial, Inc.†	112	5,927
Brown & Brown, Inc.	1,565	111,287
Equitable Holdings, Inc.	5,851	194,838
Everest Group, Ltd.	98	34,651
Globe Life, Inc.	575	69,989
Hartford Financial Services Group, Inc.	1,425	114,542
Kinsale Capital Group, Inc.	909	304,433
Lincoln National Corp.	266	7,174
Primerica, Inc.	390	80,246
RenaissanceRe Holdings, Ltd.	225	44,100
RLI Corp.	150	19,968
Ryan Specialty Holdings, Inc.†	6,004	258,292
Willis Towers Watson PLC	219	52,823
		2,259,467
Internet — 5.5%
CDW Corp.	4,305	978,613
Coupang, Inc.†	36,696	594,108
DoorDash, Inc., Class A†	8,404	831,071
Security Description	Shares or Principal Amount	Value

Internet (continued)
eBay, Inc.	561	$ 24,471
Etsy, Inc.†	1,165	94,423
Expedia Group, Inc.†	1,703	258,498
Gen Digital, Inc.	1,462	33,363
GoDaddy, Inc., Class A†	3,155	334,935
Lyft, Inc., Class A†	5,806	87,032
Maplebear, Inc.†	246	5,774
Match Group, Inc.†	8,533	311,454
Okta, Inc.†	166	15,028
Pinterest, Inc., Class A†	58,759	2,176,433
Roku, Inc.†	5,077	465,358
Spotify Technology SA†	12,549	2,358,083
VeriSign, Inc.†	377	77,647
Wayfair, Inc., Class A†	487	30,048
		8,676,339
Iron/Steel — 0.0%
Steel Dynamics, Inc.	525	62,002
Leisure Time — 0.3%
Brunswick Corp.	94	9,094
Norwegian Cruise Line Holdings, Ltd.†	1,724	34,549
Peloton Interactive, Inc., Class A†	5,680	34,591
Planet Fitness, Inc., Class A†	688	50,224
Polaris, Inc.	80	7,582
Royal Caribbean Cruises, Ltd.†	2,517	325,926
YETI Holdings, Inc.†	1,465	75,858
		537,824
Lodging — 1.2%
Choice Hotels International, Inc.	505	57,217
Hilton Worldwide Holdings, Inc.	5,156	938,856
Hyatt Hotels Corp., Class A	500	65,205
Las Vegas Sands Corp.	14,319	704,638
MGM Resorts International	1,300	58,084
Travel & Leisure Co.	540	21,109
Wyndham Hotels & Resorts, Inc.	98	7,880
Wynn Resorts, Ltd.	758	69,061
		1,922,050
Machinery-Construction & Mining — 0.1%
BWX Technologies, Inc.	1,164	89,313
Vertiv Holdings Co., Class A	424	20,365
		109,678
Machinery-Diversified — 1.7%
Graco, Inc.	1,956	169,703
IDEX Corp.	379	82,285
Otis Worldwide Corp.	1,213	108,527
Rockwell Automation, Inc.	4,130	1,282,282
Toro Co.	9,485	910,465
Westinghouse Air Brake Technologies Corp.	600	76,140
Xylem, Inc.	478	54,664
		2,684,066
Media — 0.9%
Cable One, Inc.	7	3,896
Endeavor Group Holdings, Inc., Class A	2,450	58,139
FactSet Research Systems, Inc.	1,327	633,045
Liberty Broadband Corp., Class A†	58	4,677
Liberty Broadband Corp., Class C†	408	32,881
Liberty Media Corp.-Liberty Formula One, Class C†	10,117	638,686
Nexstar Media Group, Inc.	194	30,410
		1,401,734

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metal Fabricate/Hardware — 0.3%
Advanced Drainage Systems, Inc.	2,028	$ 285,218
RBC Bearings, Inc.†	275	78,345
Valmont Industries, Inc.	223	52,072
		415,635
Miscellaneous Manufacturing — 1.4%
A.O. Smith Corp.	219	18,054
Axon Enterprise, Inc.†	8,019	2,071,548
Donaldson Co., Inc.	850	55,548
		2,145,150
Office/Business Equipment — 0.1%
Zebra Technologies Corp., Class A†	396	108,239
Oil & Gas — 1.5%
APA Corp.	9,295	333,505
Chesapeake Energy Corp.	500	38,470
Coterra Energy, Inc.	2,050	52,316
Diamondback Energy, Inc.	3,024	468,962
Hess Corp.	5,375	774,860
Magnolia Oil & Gas Corp., Class A	3,500	74,515
Matador Resources Co.	1,070	60,840
Noble Corp. PLC	3,000	144,480
Ovintiv, Inc.	1,924	84,502
Permian Resources Corp.	8,500	115,600
Texas Pacific Land Corp.	104	163,535
		2,311,585
Oil & Gas Services — 0.3%
Halliburton Co.	12,107	437,668
Packaging & Containers — 0.1%
Ardagh Metal Packaging SA	2,256	8,663
Graphic Packaging Holding Co.	2,756	67,936
Sealed Air Corp.	1,345	49,119
		125,718
Pharmaceuticals — 3.6%
Ascendis Pharma A/S ADR†	560	70,532
Cardinal Health, Inc.	4,938	497,750
Cencora, Inc.	7,086	1,455,323
Dexcom, Inc.†	25,633	3,180,799
Jazz Pharmaceuticals PLC†	535	65,805
Neurocrine Biosciences, Inc.†	3,468	456,944
		5,727,153
Pipelines — 2.2%
Antero Midstream Corp.	1,916	24,008
Cheniere Energy, Inc.	14,288	2,439,105
New Fortress Energy, Inc.	1,096	41,352
ONEOK, Inc.	542	38,059
Targa Resources Corp.	11,321	983,455
		3,525,979
Private Equity — 0.1%
KKR & Co., Inc.	2,763	228,915
REITS — 0.7%
CubeSmart	1,450	67,208
Equity LifeStyle Properties, Inc.	1,933	136,354
Iron Mountain, Inc.	2,426	169,772
Lamar Advertising Co., Class A	2,836	301,410
Rexford Industrial Realty, Inc.	1,100	61,710
SBA Communications Corp.	184	46,679
Simon Property Group, Inc.	2,122	302,682
Security Description	Shares or Principal Amount	Value

REITS (continued)
Sun Communities, Inc.	453	$ 60,543
UDR, Inc.	311	11,908
		1,158,266
Retail — 6.0%
AutoZone, Inc.†	40	103,424
Best Buy Co., Inc.	452	35,383
BJ's Wholesale Club Holdings, Inc.†	1,584	105,589
Burlington Stores, Inc.†	1,998	388,571
CarMax, Inc.†	150	11,511
Casey's General Stores, Inc.	316	86,818
Cava Group, Inc.†	211	9,069
Darden Restaurants, Inc.	2,189	359,653
Dick's Sporting Goods, Inc.	75	11,021
Domino's Pizza, Inc.	1,093	450,567
Five Below, Inc.†	1,977	421,417
Floor & Decor Holdings, Inc., Class A†	2,911	324,751
Freshpet, Inc.†	201	17,439
Murphy USA, Inc.	312	111,247
Ollie's Bargain Outlet Holdings, Inc.†	1,185	89,930
O'Reilly Automotive, Inc.†	451	428,486
Restaurant Brands International, Inc.	842	65,785
RH†	183	53,341
Ross Stores, Inc.	21,314	2,949,644
Texas Roadhouse, Inc.	1,131	138,242
Tractor Supply Co.	3,829	823,350
Ulta Beauty, Inc.†	1,803	883,452
Victoria's Secret & Co.†	581	15,420
Wendy's Co.	2,888	56,258
Williams-Sonoma, Inc.	514	103,715
Wingstop, Inc.	1,422	364,857
Yum! Brands, Inc.	8,792	1,148,763
		9,557,703
Semiconductors — 3.4%
Allegro MicroSystems, Inc.†	1,268	38,382
Analog Devices, Inc.	1	199
ARM Holdings PLC ADR†	16,769	1,260,106
Entegris, Inc.	1,712	205,132
Lattice Semiconductor Corp.†	5,527	381,308
Microchip Technology, Inc.	13,892	1,252,781
MKS Instruments, Inc.	5,573	573,295
Monolithic Power Systems, Inc.	1,598	1,007,986
ON Semiconductor Corp.†	1,400	116,942
Onto Innovation, Inc.†	775	118,497
Skyworks Solutions, Inc.	550	61,831
Teradyne, Inc.	3,922	425,615
		5,442,074
Software — 14.6%
Alteryx, Inc., Class A†	1,036	48,858
ANSYS, Inc.†	2,242	813,577
Appfolio, Inc., Class A†	530	91,817
AppLovin Corp., Class A†	2,413	96,158
Bentley Systems, Inc., Class B	5,867	306,140
BILL Holdings, Inc.†	550	44,875
Broadridge Financial Solutions, Inc.	3,314	681,855
Ceridian HCM Holding, Inc.†	935	62,757
Cloudflare, Inc., Class A†	10,719	892,464
Confluent, Inc., Class A†	6,882	161,039
Databricks, Inc.(1)(2)	2,067	151,924
Datadog, Inc., Class A†	9,836	1,193,894
Descartes Systems Group, Inc.†	1,450	121,887
DocuSign, Inc.†	3,422	203,438

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
DoubleVerify Holdings, Inc.†	4,064	$ 149,474
Doximity, Inc., Class A†	884	24,787
Dropbox, Inc., Class A†	3,883	114,471
Duolingo, Inc.†	1,706	387,006
Dynatrace, Inc.†	8,360	457,208
Elastic NV†	2,392	269,578
Electronic Arts, Inc.	450	61,565
Fair Isaac Corp.†	870	1,012,689
Five9, Inc.†	1,203	94,664
Gitlab, Inc., Class A†	1,484	93,433
Global-e Online, Ltd.†	14,616	579,232
HashiCorp, Inc., Class A†	1,125	26,595
HubSpot, Inc.†	2,386	1,385,168
Informatica, Inc., Class A†	15,157	430,307
Jack Henry & Associates, Inc.	390	63,730
Magic Leap, Inc., Class A†(1)(2)	9	35
Manhattan Associates, Inc.†	2,193	472,197
Monday.com, Ltd.†	600	112,686
MongoDB, Inc.†	4,542	1,856,997
MSCI, Inc.	1,429	808,314
nCino, Inc.†	2,395	80,544
Nutanix, Inc., Class A†	3,499	166,867
Palantir Technologies, Inc., Class A†	66,940	1,149,360
Paychex, Inc.	10,605	1,263,162
Paycom Software, Inc.	1,419	293,336
Paycor HCM, Inc.†	498	10,752
Pegasystems, Inc.	709	34,642
Playtika Holding Corp.†	334	2,912
Procore Technologies, Inc.†	2,361	163,428
PTC, Inc.†	2,379	416,230
RingCentral, Inc., Class A†	1,443	48,990
ROBLOX Corp., Class A†	15,277	698,464
Samsara, Inc., Class A†	5,350	178,583
SentinelOne, Inc., Class A†	530	14,543
Smartsheet, Inc., Class A†	2,164	103,482
Snowflake, Inc., Class A†	4,664	928,136
Splunk, Inc.†	2,632	400,985
Take-Two Interactive Software, Inc.†	400	64,380
Tanium Class B†(1)(2)	1,910	9,378
Teradata Corp.†	1,679	73,053
Twilio, Inc., Class A†	473	35,887
Tyler Technologies, Inc.†	1,236	516,796
UiPath, Inc., Class A†	4,937	122,635
Unity Software, Inc.†	1,941	79,367
Veeva Systems, Inc., Class A†	10,841	2,087,109
Workday, Inc., Class A†	2,925	807,475
Workiva, Inc.†	650	65,995
ZoomInfo Technologies, Inc.†	2,632	48,666
		23,135,976
Telecommunications — 0.2%
Iridium Communications, Inc.	1,942	79,933
Motorola Solutions, Inc.	550	172,199
Ubiquiti, Inc.	59	8,234
		260,366
Transportation — 1.2%
C.H. Robinson Worldwide, Inc.	1,515	130,881
Expeditors International of Washington, Inc.	336	42,739
JB Hunt Transport Services, Inc.	274	54,729
Landstar System, Inc.	756	146,399
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Old Dominion Freight Line, Inc.	3,339	$ 1,353,397
Saia, Inc.†	224	98,161
		1,826,306
Total Common Stocks (cost $132,698,486)		153,231,848
CONVERTIBLE PREFERRED STOCKS — 0.5%
Computer Data Security — 0.1%
Snyk, Ltd. Series F†(1)(2)	7,164	72,786
Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	2	2,133
E-Commerce/Services — 0.0%
Rappi, Inc. Series E†(1)(2)	1,959	71,709
Enterprise Software / Services — 0.0%
Socure, Inc. Series A†(1)(2)	1,118	6,987
Socure, Inc. Series A1†(1)(2)	918	5,738
Socure, Inc. Series B†(1)(2)	17	106
Socure, Inc. Series E†(1)(2)	2,127	13,294
		26,125
Internet — 0.0%
DataRobot, Inc. Series G†(1)(2)	2,952	14,435
Software — 0.4%
Databricks, Inc. Series F†(1)(2)	5,040	370,440
Databricks, Inc. Series G†(1)(2)	486	35,721
Databricks, Inc. Series H†(1)(2)	1,092	80,262
Tanium, Inc. Series G†(1)(2)	32,619	160,160
		646,583
Total Convertible Preferred Stocks (cost $713,654)		833,771
UNAFFILIATED INVESTMENT COMPANIES — 2.0%
iShares Russell Midcap Growth Index Fund (cost $3,018,103)	29,641	3,096,299
Total Long-Term Investment Securities (cost $136,430,243)		157,161,918
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.32%(3)	50,919	50,919
T. Rowe Price Government Reserve Fund 5.42%(3)	144	144
		51,063

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government — 0.0%
United States Treasury Bills
5.22%, 03/21/2024(4)	$ 45,000	$ 44,487
Total Short-Term Investments (cost $95,541)		95,550
REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 12/29/2023, to be repurchased 01/02/2024 in the amount of $234,955 and collateralized by $260,200 of United States Treasury Notes, bearing interest at 0.88% due 09/30/2026 and having an approximate value of $239,639	234,913	234,913
Bank of America Securities LLC Joint Repurchase Agreement(5)	150,000	150,000
Barclays Capital, Inc. Joint Repurchase Agreement(5)	170,000	170,000
BNP Paribas SA Joint Repurchase Agreement(5)	155,000	155,000
Deutsche Bank AG Joint Repurchase Agreement(5)	150,000	150,000
RBS Securities, Inc. Joint Repurchase Agreement(5)	150,000	150,000
Total Repurchase Agreements (cost $1,009,913)		1,009,913
TOTAL INVESTMENTS (cost $137,535,697)	100.1%	158,267,381
Other assets less liabilities	(0.1)	(171,813)
NET ASSETS	100.0%	$158,095,568
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Canva, Inc.
	08/16/2021	15	$25,563
	11/04/2021	26	44,324
		41	69,887	$43,733	$1,066.66	0.0%
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Databricks, Inc.
	07/24/2020	1,404	$22,481
	08/28/2020	663	10,608
		2,067	33,089	$151,924	$73.50	0.1%
Magic Leap, Inc., Class A	12/28/2015	9	114,566	35	3.84	0.0
Snyk, Ltd.	06/25/2021	4,274	61,309	43,424	10.16	0.0
Socure, Inc.	12/22/2021	920	14,783	5,750	6.25	0.0
Tanium Class B	09/24/2020	1,910	21,765	9,378	4.91	0.0
Convertible Preferred Stocks
Canva, Inc. Series A	11/04/2021	2	3,410	2,133	1,066.66	0.0
Databricks, Inc. Series F	10/22/2019	5,040	72,153	370,440	73.50	0.2
Databricks, Inc. Series G	02/01/2021	486	28,734	35,721	73.50	0.0
Databricks, Inc. Series H	08/31/2021	1,092	80,245	80,262	73.50	0.1
DataRobot, Inc. Series G	06/11/2021	2,952	80,768	14,435	4.89	0.0
Rappi, Inc. Series E	09/08/2020	1,959	117,042	71,709	36.61	0.0
Snyk, Ltd. Series F	08/26/2015	7,164	102,205	72,786	10.16	0.1
Socure, Inc. Series A	12/22/2021	1,118	17,965	6,987	6.25	0.0
Socure, Inc. Series A1	12/22/2021	918	14,751	5,738	6.25	0.0
Socure, Inc. Series B	12/22/2021	17	273	106	6.25	0.0
Socure, Inc. Series E	10/27/2021	2,127	34,178	13,294	6.25	0.0
Tanium, Inc. Series G	08/26/2015	32,619	161,930	160,160	4.91	0.1
				$1,088,015		0.6%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of December 31, 2023.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 2 for details of Joint Repurchase Agreements.
ADR—American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	S&P Mid Cap 400 E-Mini Index	March 2024	$266,991	$280,950	$13,959
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Data Security	$—	$—	$43,424	$43,424
Computer Graphics	—	—	43,733	43,733
Enterprise Software / Services	—	—	5,750	5,750
Software	22,974,639	—	161,337	23,135,976
Other Industries	130,002,965	—	—	130,002,965
Convertible Preferred Stocks	—	—	833,771	833,771
Unaffiliated Investment Companies	3,096,299	—	—	3,096,299
Short-Term Investments:
U.S. Government	—	44,487	—	44,487
Other Short-Term Investments	51,063	—	—	51,063
Repurchase Agreements	—	1,009,913	—	1,009,913
Total Investments at Value	$156,124,966	$1,054,400	$1,088,015	$158,267,381
Other Financial Instruments:†
Futures Contracts	$13,959	$—	$—	$13,959
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Convertible Preferred Securities	Warrants
Balance as of March 31, 2023	$981,923	$737,377	$0
Accrued Discounts	—	—	—
Accrued Premiums	—	—	—
Realized Gain	651,329	—	—
Realized Loss	—	(68,787)	—
Change in unrealized appreciation(1)	49,969	179,823	—
Change in unrealized depreciation(1)	(612,459)	(14,642)	—
Net purchases	—	—	—
Net sales	(816,518)	(0)	(0)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of December 31, 2023	$254,244	$833,771	$—
(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at December 31, 2023 includes:
Common Stocks	Convertible Preferred Securities	Warrants
$43,100	$96,394	$—
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at December 31, 2023.
Level 3 investments in securities were not considered a significant portion of the Portfolio’s net assets at the end of the period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.6%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	3,170	$ 103,469
Omnicom Group, Inc.	1,623	140,406
		243,875
Aerospace/Defense — 2.2%
Curtiss-Wright Corp.	314	69,956
HEICO Corp.	37	6,618
HEICO Corp., Class A	66	9,401
Hexcel Corp.	693	51,109
Howmet Aerospace, Inc.	15,793	854,717
L3Harris Technologies, Inc.	5,937	1,250,451
Mercury Systems, Inc.†	441	16,127
Rolls-Royce Holdings PLC†	208,581	796,806
Spirit AeroSystems Holdings, Inc., Class A†	29,288	930,773
TransDigm Group, Inc.	362	366,199
		4,352,157
Agriculture — 0.1%
Bunge Global SA	1,190	120,130
Darling Ingredients, Inc.†	1,303	64,942
		185,072
Airlines — 0.8%
Alaska Air Group, Inc.†	6,187	241,726
American Airlines Group, Inc.†	3,360	46,166
Delta Air Lines, Inc.	14,002	563,301
Southwest Airlines Co.	24,963	720,931
United Airlines Holdings, Inc.†	2,687	110,866
		1,682,990
Apparel — 1.3%
Birkenstock Holding Plc†	175	8,528
Capri Holdings, Ltd.†	929	46,673
Carter's, Inc.	296	22,167
Columbia Sportswear Co.	290	23,067
PVH Corp.	5,114	624,522
Ralph Lauren Corp.	6,816	982,867
Skechers USA, Inc., Class A†	9,594	598,090
Tapestry, Inc.	1,763	64,896
Under Armour, Inc., Class A†	1,550	13,624
Under Armour, Inc., Class C†	1,662	13,878
VF Corp.	12,846	241,505
		2,639,817
Auto Manufacturers — 1.6%
Cummins, Inc.	1,166	279,339
General Motors Co.	24,035	863,337
Lucid Group, Inc.†	6,126	25,790
PACCAR, Inc.	12,847	1,254,510
Rivian Automotive, Inc., Class A†	31,753	744,925
		3,167,901
Auto Parts & Equipment — 0.4%
Allison Transmission Holdings, Inc.	663	38,554
Aptiv PLC†	6,327	567,658
BorgWarner, Inc.	1,918	68,760
Gentex Corp.	1,927	62,936
Lear Corp.	477	67,357
Phinia, Inc.	384	11,631
QuantumScape Corp.†	2,781	19,328
		836,224
Security Description	Shares or Principal Amount	Value

Banks — 4.7%
Bank of New York Mellon Corp.	6,336	$ 329,789
Bank OZK	876	43,651
BOK Financial Corp.	233	19,956
Citizens Financial Group, Inc.	3,826	126,794
Columbia Banking System, Inc.	15,850	422,878
Comerica, Inc.	1,082	60,386
Commerce Bancshares, Inc.	986	52,662
Cullen/Frost Bankers, Inc.	487	52,835
East West Bancorp, Inc.	8,235	592,508
Fifth Third Bancorp	44,663	1,540,427
First Citizens BancShares, Inc., Class A	80	113,518
First Hawaiian, Inc.	1,046	23,912
First Horizon Corp.	4,570	64,711
FNB Corp.	2,939	40,470
Huntington Bancshares, Inc.	11,830	150,478
KeyCorp	7,662	110,333
M&T Bank Corp.	5,693	780,396
Northern Trust Corp.	8,866	748,113
NU Holdings, Ltd., Class A†	6,057	50,455
Pinnacle Financial Partners, Inc.	618	53,902
Popular, Inc.	11,922	978,438
Prosperity Bancshares, Inc.	5,571	377,324
Regions Financial Corp.	33,126	641,982
State Street Corp.	2,534	196,284
Synovus Financial Corp.	1,189	44,766
Webster Financial Corp.	17,194	872,767
Western Alliance Bancorp	10,689	703,229
Wintrust Financial Corp.	500	46,375
Zions Bancorp NA	1,196	52,468
		9,291,807
Beverages — 0.7%
Boston Beer Co., Inc., Class A†	6	2,074
Brown-Forman Corp., Class A	83	4,946
Brown-Forman Corp., Class B	312	17,815
Coca-Cola Europacific Partners PLC	7,111	474,588
Constellation Brands, Inc., Class A	2,172	525,081
Molson Coors Beverage Co., Class B	1,437	87,959
Monster Beverage Corp.†	5,718	329,414
		1,441,877
Biotechnology — 1.1%
Alnylam Pharmaceuticals, Inc.†	201	38,473
Biogen, Inc.†	2,569	664,780
BioMarin Pharmaceutical, Inc.†	1,357	130,842
Bio-Rad Laboratories, Inc., Class A†	169	54,569
Certara, Inc.†	626	11,011
Corteva, Inc.	17,771	851,586
Exelixis, Inc.†	677	16,241
Illumina, Inc.†	913	127,126
Incyte Corp.†	397	24,928
Ionis Pharmaceuticals, Inc.†	163	8,246
Karuna Therapeutics, Inc.†	31	9,812
Maravai LifeSciences Holdings, Inc., Class A†	7,285	47,717
Mirati Therapeutics, Inc.†	450	26,438
Roivant Sciences, Ltd.†	158	1,774
Royalty Pharma PLC, Class A	3,054	85,787
United Therapeutics Corp.†	371	81,579
		2,180,909
Building Materials — 3.0%
Armstrong World Industries, Inc.	4,605	452,764
AZEK Co., Inc.†	1,084	41,463
Builders FirstSource, Inc.†	1,011	168,776

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building Materials (continued)
Carrier Global Corp.	6,854	$ 393,762
Eagle Materials, Inc.	97	19,675
Fortune Brands Innovations, Inc.	1,724	131,265
Hayward Holdings, Inc.†	1,091	14,838
Johnson Controls International PLC	10,919	629,371
Lennox International, Inc.	263	117,698
Louisiana-Pacific Corp.	528	37,398
Martin Marietta Materials, Inc.	508	253,446
Masco Corp.	10,056	673,551
MDU Resources Group, Inc.	1,661	32,888
Mohawk Industries, Inc.†	435	45,023
Owens Corning	728	107,911
Summit Materials, Inc., Class A†	25,136	966,731
Trane Technologies PLC	3,224	786,334
Vulcan Materials Co.	4,564	1,036,074
		5,908,968
Chemicals — 2.5%
Albemarle Corp.	963	139,135
Ashland, Inc.	5,885	496,164
Axalta Coating Systems, Ltd.†	1,625	55,201
Celanese Corp.	813	126,316
CF Industries Holdings, Inc.	1,583	125,849
Chemours Co.	1,222	38,542
Dow, Inc.	5,974	327,614
DuPont de Nemours, Inc.	12,051	927,084
Eastman Chemical Co.	8,179	734,638
Element Solutions, Inc.	1,835	42,462
FMC Corp.	8,686	547,652
Huntsman Corp.	1,390	34,931
International Flavors & Fragrances, Inc.	7,184	581,689
LyondellBasell Industries NV, Class A	2,128	202,330
Mosaic Co.	2,722	97,257
NewMarket Corp.	51	27,837
Olin Corp.	1,006	54,274
PPG Industries, Inc.	1,446	216,249
RPM International, Inc.	846	94,439
Valvoline, Inc.†	840	31,567
Westlake Corp.	266	37,229
		4,938,459
Commercial Services — 3.9%
ADT, Inc.	1,728	11,785
Affirm Holdings, Inc.†	1,851	90,958
API Group Corp.†	8,678	300,259
Ashtead Group PLC	6,493	452,052
Avis Budget Group, Inc.	1,157	205,090
Block, Inc.†	2,801	216,657
Bright Horizons Family Solutions, Inc.†	8,280	780,307
Cintas Corp.	78	47,007
Clarivate PLC†	3,869	35,827
CoStar Group, Inc.†	1,896	165,691
Driven Brands Holdings, Inc.†	511	7,287
Dun & Bradstreet Holdings, Inc.	30,185	353,165
Equifax, Inc.	309	76,413
Euronet Worldwide, Inc.†	195	19,791
FleetCor Technologies, Inc.†	3,627	1,025,026
FTI Consulting, Inc.†	223	44,410
Global Payments, Inc.	13,025	1,654,175
Grand Canyon Education, Inc.†	176	23,239
GXO Logistics, Inc.†	962	58,836
H&R Block, Inc.	422	20,412
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Hertz Global Holdings, Inc.†	1,079	$ 11,211
ManpowerGroup, Inc.	404	32,106
Mister Car Wash, Inc.†	624	5,391
Morningstar, Inc.	1,900	543,856
Quanta Services, Inc.	3,113	671,785
R1 RCM, Inc.†	1,257	13,287
RB Global, Inc.	351	23,478
Robert Half, Inc.	849	74,644
Service Corp. International	768	52,570
TransUnion	6,185	424,971
U-Haul Holding Co. †	39	2,800
U-Haul Holding Co. (Non-Voting)	508	35,784
United Rentals, Inc.	442	253,452
Vestis Corp.	963	20,358
WEX, Inc.†	191	37,159
WillScot Mobile Mini Holdings Corp.†	1,180	52,510
		7,843,749
Computers — 3.1%
Amdocs, Ltd.	964	84,726
CACI International, Inc., Class A†	181	58,619
Check Point Software Technologies, Ltd.†	1,838	280,828
Cognizant Technology Solutions Corp., Class A	4,179	315,640
Crane NXT Co.	395	22,464
DXC Technology Co.†	1,683	38,490
Genpact, Ltd.	1,093	37,938
Hewlett Packard Enterprise Co.	10,532	178,833
HP, Inc.	5,658	170,249
KBR, Inc.	11,740	650,513
Kyndryl Holdings, Inc.†	1,867	38,796
Leidos Holdings, Inc.	8,202	887,784
Lumentum Holdings, Inc.†	549	28,779
NCR Atleos Corp.†	530	12,874
NCR Voyix Corp.†	1,061	17,942
NetApp, Inc.	1,044	92,039
Pure Storage, Inc., Class A†	12,579	448,567
Science Applications International Corp.	433	53,831
Seagate Technology Holdings PLC	4,022	343,358
Western Digital Corp.†	44,289	2,319,415
		6,081,685
Cosmetics/Personal Care — 0.5%
Coty, Inc., Class A†	3,095	38,440
Kenvue, Inc.	43,102	927,986
Olaplex Holdings, Inc.†	1,071	2,720
		969,146
Distribution/Wholesale — 0.8%
Core & Main, Inc., Class A†	1,102	44,532
Fastenal Co.	1,179	76,364
Ferguson PLC	1,589	306,788
LKQ Corp.	18,228	871,116
SiteOne Landscape Supply, Inc.†	248	40,300
Watsco, Inc.	205	87,837
WESCO International, Inc.	364	63,292
		1,490,229
Diversified Financial Services — 3.5%
Affiliated Managers Group, Inc.	285	43,155
Air Lease Corp.	851	35,691
Ally Financial, Inc.	2,225	77,697
Apollo Global Management, Inc.	5,228	487,197
Blue Owl Capital, Inc.	3,187	47,486
Cboe Global Markets, Inc.	2,599	464,077

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Coinbase Global, Inc., Class A†	1,393	$ 242,271
Credit Acceptance Corp.†	52	27,702
Discover Financial Services	5,488	616,851
Evercore, Inc., Class A	3,688	630,832
Franklin Resources, Inc.	2,340	69,709
Houlihan Lokey, Inc.	385	46,165
Interactive Brokers Group, Inc., Class A	852	70,631
Invesco, Ltd.	2,986	53,270
Janus Henderson Group PLC	1,100	33,165
Jefferies Financial Group, Inc.	1,489	60,170
Lazard, Ltd., Class A†	900	31,320
Nasdaq, Inc.	2,809	163,315
OneMain Holdings, Inc.	13,078	643,438
Raymond James Financial, Inc.	7,909	881,854
Rocket Cos., Inc., Class A†	622	9,007
SEI Investments Co.	826	52,492
SLM Corp.	27,774	531,039
SoFi Technologies, Inc.†	7,672	76,336
Stifel Financial Corp.	816	56,426
Synchrony Financial	3,388	129,388
T. Rowe Price Group, Inc.	1,814	195,350
TPG, Inc.	9,327	402,647
Tradeweb Markets, Inc., Class A	616	55,982
UWM Holdings Corp.	490	3,504
Virtu Financial, Inc., Class A	724	14,668
Voya Financial, Inc.	8,211	599,075
Western Union Co.	2,554	30,444
XP, Inc., Class A	2,435	63,480
		6,945,834
Electric — 6.5%
AES Corp.	26,203	504,408
Alliant Energy Corp.	8,263	423,892
Ameren Corp.	12,150	878,931
Avangrid, Inc.	584	18,927
Brookfield Renewable Corp., Class A	1,095	31,525
CenterPoint Energy, Inc.	33,779	965,066
Clearway Energy, Inc., Class A	285	7,290
Clearway Energy, Inc., Class C	673	18,460
CMS Energy Corp.	12,255	711,648
Consolidated Edison, Inc.	2,855	259,719
Constellation Energy Corp.	8,277	967,499
DTE Energy Co.	1,695	186,891
Edison International	8,381	599,158
Entergy Corp.	1,741	176,172
Evergy, Inc.	11,944	623,477
Eversource Energy	8,201	506,166
FirstEnergy Corp.	34,742	1,273,642
Hawaiian Electric Industries, Inc.	901	12,785
IDACORP, Inc.	415	40,803
NRG Energy, Inc.	1,872	96,782
OGE Energy Corp.	1,644	57,425
PG&E Corp.	105,211	1,896,954
Pinnacle West Capital Corp.	7,149	513,584
PPL Corp.	6,071	164,524
Public Service Enterprise Group, Inc.	13,363	817,148
Sempra	6,586	492,172
Vistra Corp.	2,118	81,585
WEC Energy Group, Inc.	2,596	218,505
Xcel Energy, Inc.	4,533	280,638
		12,825,776
Security Description	Shares or Principal Amount	Value

Electrical Components & Equipment — 0.6%
Acuity Brands, Inc.	257	$ 52,641
AMETEK, Inc.	1,892	311,972
Eaton Corp. PLC	2,374	571,707
Generac Holdings, Inc.†	500	64,620
Littelfuse, Inc.	199	53,244
Universal Display Corp.	210	40,165
		1,094,349
Electronics — 1.9%
Allegion PLC	3,105	393,372
Amphenol Corp., Class A	2,384	236,326
Arrow Electronics, Inc.†	455	55,624
Avnet, Inc.	747	37,649
Coherent Corp.†	1,068	46,490
Flex, Ltd.†	22,037	671,247
Fortive Corp.	2,909	214,190
Garmin, Ltd.	1,264	162,475
Hubbell, Inc.	240	78,943
Jabil, Inc.	381	48,539
Keysight Technologies, Inc.†	1,086	172,772
nVent Electric PLC	1,353	79,949
Sensata Technologies Holding PLC	10,043	377,315
TD SYNNEX Corp.	434	46,703
TE Connectivity, Ltd.	7,202	1,011,881
Trimble, Inc.†	2,026	107,783
Vontier Corp.	847	29,264
Woodward, Inc.	492	66,976
		3,837,498
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	875	150,745
Plug Power, Inc.†	4,323	19,454
Sunrun, Inc.†	1,735	34,058
		204,257
Engineering & Construction — 0.4%
AECOM	1,076	99,455
EMCOR Group, Inc.	249	53,642
Jacobs Solutions, Inc.	4,073	528,675
MasTec, Inc.†	511	38,693
TopBuild Corp.†	244	91,319
		811,784
Entertainment — 0.3%
AMC Entertainment Holdings, Inc., Class A†	1,630	9,976
Caesars Entertainment, Inc.†	1,000	46,880
International Game Technology PLC	13,870	380,177
Liberty Media Corp.-Liberty Live, Class A†	161	5,884
Liberty Media Corp.-Liberty Live, Class C†	384	14,358
Live Nation Entertainment, Inc.†	996	93,225
Madison Square Garden Sports Corp.†	153	27,820
Marriott Vacations Worldwide Corp.	295	25,042
Penn Entertainment, Inc.†	1,230	32,005
Vail Resorts, Inc.	280	59,772
		695,139
Environmental Control — 0.7%
Clean Harbors, Inc.†	416	72,596
GFL Environmental, Inc.	12,032	415,224
Pentair PLC	1,349	98,086
Republic Services, Inc.	4,251	701,033

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Environmental Control (continued)
Stericycle, Inc.†	757	$ 37,517
Tetra Tech, Inc.	357	59,594
		1,384,050
Food — 2.6%
Albertsons Cos., Inc., Class A	20,016	460,368
Campbell Soup Co.	1,573	68,001
Conagra Brands, Inc.	3,912	112,118
Flowers Foods, Inc.	35,481	798,677
General Mills, Inc.	4,526	294,824
Grocery Outlet Holding Corp.†	780	21,029
Hormel Foods Corp.	2,381	76,454
Ingredion, Inc.	6,307	684,499
J.M. Smucker Co.	844	106,665
Kellanova	2,137	119,480
Kroger Co.	5,368	245,371
Lamb Weston Holdings, Inc.	67	7,242
McCormick & Co., Inc.	2,067	141,424
Performance Food Group Co.†	668	46,192
Pilgrim's Pride Corp.†	338	9,349
Post Holdings, Inc.†	422	37,161
Seaboard Corp.	2	7,140
Sysco Corp.	6,241	456,404
Tyson Foods, Inc., Class A	16,559	890,046
US Foods Holding Corp.†	11,061	502,280
WK Kellogg Co.	534	7,017
		5,091,741
Food Service — 0.5%
Aramark	17,836	501,192
Compass Group PLC	17,606	481,594
		982,786
Forest Products & Paper — 0.1%
International Paper Co.	2,848	102,955
Gas — 0.3%
Atmos Energy Corp.	4,232	490,489
National Fuel Gas Co.	730	36,624
NiSource, Inc.	3,400	90,270
UGI Corp.	1,718	42,263
		659,646
Hand/Machine Tools — 1.5%
Lincoln Electric Holdings, Inc.	30	6,524
MSA Safety, Inc.	252	42,545
Regal Rexnord Corp.	4,174	617,835
Snap-on, Inc.	428	123,624
Stanley Black & Decker, Inc.	21,362	2,095,612
		2,886,140
Healthcare-Products — 3.0%
Agilent Technologies, Inc.	3,824	531,651
Avantor, Inc.†	5,549	126,684
Azenta, Inc.†	487	31,723
Baxter International, Inc.	24,125	932,672
Bio-Techne Corp.	73	5,633
Cooper Cos., Inc.†	400	151,376
DENTSPLY SIRONA, Inc.	17,916	637,630
Enovis Corp.†	431	24,145
Envista Holdings Corp.†	1,346	32,385
Exact Sciences Corp.†	959	70,947
Globus Medical, Inc., Class A†	698	37,196
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Hologic, Inc.†	1,998	$ 142,757
ICU Medical, Inc.†	166	16,557
Integra LifeSciences Holdings Corp.†	561	24,432
QIAGEN NV†	1,895	82,300
QuidelOrtho Corp.†	439	32,354
Repligen Corp.†	255	45,849
Revvity, Inc.	3,481	380,508
STERIS PLC	2,877	632,508
Tandem Diabetes Care, Inc.†	458	13,548
Teleflex, Inc.	3,316	826,811
Zimmer Biomet Holdings, Inc.	9,840	1,197,528
		5,977,194
Healthcare-Services — 2.9%
Acadia Healthcare Co., Inc.†	737	57,309
agilon health, Inc.†	18,961	237,961
Amedisys, Inc.†	263	25,001
Catalent, Inc.†	16,378	735,864
Centene Corp.†	5,878	436,206
Charles River Laboratories International, Inc.†	3,459	817,708
Chemed Corp.	34	19,881
Encompass Health Corp.	757	50,507
Fortrea Holdings, Inc.†	728	25,407
Ginkgo Bioworks Holdings, Inc.†	11,623	19,643
ICON PLC†	2,187	619,074
IQVIA Holdings, Inc.†	109	25,220
Laboratory Corp. of America Holdings	2,254	512,312
Molina Healthcare, Inc.†	217	78,404
Quest Diagnostics, Inc.	921	126,987
Select Medical Holdings Corp.	47,690	1,120,715
Sotera Health Co.†	241	4,061
Teladoc Health, Inc.†	1,356	29,222
Tenet Healthcare Corp.†	830	62,723
Universal Health Services, Inc., Class B	4,616	703,663
		5,707,868
Home Builders — 1.0%
D.R. Horton, Inc.	2,560	389,069
Lennar Corp., Class A	2,017	300,614
Lennar Corp., Class B	108	14,477
NVR, Inc.†	22	154,010
PulteGroup, Inc.	1,762	181,874
Thor Industries, Inc.	421	49,783
Toll Brothers, Inc.	9,328	958,825
		2,048,652
Home Furnishings — 0.1%
Dolby Laboratories, Inc., Class A	486	41,884
Leggett & Platt, Inc.	1,089	28,499
Tempur Sealy International, Inc.	1,093	55,710
Whirlpool Corp.	440	53,579
		179,672
Household Products/Wares — 0.5%
Avery Dennison Corp.	2,720	549,875
Church & Dwight Co., Inc.	209	19,763
Henkel AG & Co. KGaA (Preference Shares)	3,710	298,409
Reynolds Consumer Products, Inc.	446	11,971
Spectrum Brands Holdings, Inc.	287	22,894
		902,912

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Housewares — 0.3%
Newell Brands, Inc.	31,418	$ 272,708
Scotts Miracle-Gro Co.	6,232	397,290
		669,998
Insurance — 6.0%
Aflac, Inc.	4,855	400,538
Allstate Corp.	6,058	847,999
American Financial Group, Inc.	598	71,096
Arch Capital Group, Ltd.†	2,527	187,680
Arthur J. Gallagher & Co.	4,898	1,101,462
Assurant, Inc.	6,870	1,157,526
Assured Guaranty, Ltd.	462	34,571
Axis Capital Holdings, Ltd.	639	35,381
Brighthouse Financial, Inc.†	479	25,349
Brown & Brown, Inc.	1,190	84,621
Cincinnati Financial Corp.	1,263	130,670
CNA Financial Corp.	214	9,054
Corebridge Financial, Inc.	1,881	40,742
Equitable Holdings, Inc.	21,041	700,665
Everest Group, Ltd.	1,430	505,619
Fidelity National Financial, Inc.	2,133	108,826
First American Financial Corp.	824	53,099
Globe Life, Inc.	722	87,882
Hanover Insurance Group, Inc.	5,663	687,601
Hartford Financial Services Group, Inc.	18,469	1,484,538
Jackson Financial, Inc., Class A	18,148	929,178
Kemper Corp.	12,640	615,189
Lincoln National Corp.	1,260	33,982
Loews Corp.	1,505	104,733
Markel Group, Inc.†	108	153,349
MGIC Investment Corp.	2,264	43,673
Old Republic International Corp.	2,147	63,122
Primerica, Inc.	103	21,193
Principal Financial Group, Inc.	1,988	156,396
Prudential Financial, Inc.	2,987	309,782
Reinsurance Group of America, Inc.	547	88,494
RenaissanceRe Holdings, Ltd.	3,115	610,540
RLI Corp.	258	34,345
Unum Group	1,616	73,076
W.R. Berkley Corp.	1,644	116,264
White Mountains Insurance Group, Ltd.	20	30,100
Willis Towers Watson PLC	3,239	781,247
		11,919,582
Internet — 0.7%
CDW Corp.	64	14,548
DoorDash, Inc., Class A†	546	53,994
eBay, Inc.	4,124	179,889
Etsy, Inc.†	443	35,905
Expedia Group, Inc.†	303	45,992
F5, Inc.†	486	86,984
Gen Digital, Inc.	3,845	87,743
GoDaddy, Inc., Class A†	476	50,532
IAC, Inc.†	609	31,899
Maplebear, Inc.†	53	1,244
Match Group, Inc.†	227	8,286
Okta, Inc.†	1,177	106,554
Open Lending Corp.†	31,443	267,580
Robinhood Markets, Inc., Class A†	5,528	70,427
Roku, Inc.†	888	81,394
TripAdvisor, Inc.†	884	19,033
VeriSign, Inc.†	691	142,318
Security Description	Shares or Principal Amount	Value

Internet (continued)
Wayfair, Inc., Class A†	440	$ 27,148
Zillow Group, Inc., Class A†	454	25,751
Zillow Group, Inc., Class C†	1,270	73,482
		1,410,703
Investment Companies — 0.2%
Main Street Capital Corp.	9,968	430,917
Iron/Steel — 0.4%
Cleveland-Cliffs, Inc.†	4,096	83,640
Nucor Corp.	2,045	355,912
Reliance Steel & Aluminum Co.	475	132,848
Steel Dynamics, Inc.	1,283	151,522
United States Steel Corp.	1,821	88,592
		812,514
Leisure Time — 0.6%
Brunswick Corp.	6,353	614,653
Carnival Corp.†	8,175	151,564
Harley-Davidson, Inc.	1,058	38,977
Norwegian Cruise Line Holdings, Ltd.†	2,638	52,865
Planet Fitness, Inc., Class A†	367	26,791
Polaris, Inc.	404	38,287
Royal Caribbean Cruises, Ltd.†	1,346	174,294
		1,097,431
Lodging — 0.5%
Boyd Gaming Corp.	593	37,128
Hilton Worldwide Holdings, Inc.	1,111	202,302
Hyatt Hotels Corp., Class A	3,494	455,653
MGM Resorts International†	2,321	103,702
Travel & Leisure Co.	317	12,391
Wyndham Hotels & Resorts, Inc.	620	49,854
Wynn Resorts, Ltd.	802	73,070
		934,100
Machinery-Construction & Mining — 0.1%
BWX Technologies, Inc.	622	47,726
Oshkosh Corp.	536	58,108
Vertiv Holdings Co., Class A	2,617	125,694
		231,528
Machinery-Diversified — 2.3%
AGCO Corp.	3,065	372,122
CNH Industrial NV	8,038	97,903
Cognex Corp.	1,420	59,271
Crane Co.	394	46,547
Dover Corp.	1,147	176,420
Esab Corp.	7,020	608,072
Flowserve Corp.	1,075	44,311
Gates Industrial Corp. PLC†	919	12,333
Graco, Inc.	812	70,449
IDEX Corp.	571	123,970
Ingersoll Rand, Inc.	10,421	805,960
Middleby Corp.†	4,404	648,137
Nordson Corp.	470	124,155
Otis Worldwide Corp.	3,200	286,304
Westinghouse Air Brake Technologies Corp.	7,842	995,150
Xylem, Inc.	1,719	196,585
		4,667,689
Media — 1.6%
Cable One, Inc.	42	23,377
DISH Network Corp., Class A†	13,644	78,726
Fox Corp., Class A	2,027	60,141

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Fox Corp., Class B	1,104	$ 30,526
Liberty Broadband Corp., Class A†	108	8,709
Liberty Broadband Corp., Class C†	4,711	379,659
Liberty Media Corp.-Liberty Formula One, Class A†	196	11,364
Liberty Media Corp.-Liberty Formula One, Class C†	1,595	100,692
Liberty Media Corp.-Liberty SiriusXM†	1,263	36,349
Liberty Media Corp.-Liberty SiriusXM, Class A†	611	17,560
New York Times Co., Class A	1,328	65,059
News Corp., Class A	56,281	1,381,699
News Corp., Class B	7,300	187,756
Nexstar Media Group, Inc.	180	28,215
Paramount Global, Class A	75	1,474
Paramount Global, Class B	4,743	70,149
Scholastic Corp.	6,070	228,839
Sirius XM Holdings, Inc.	5,297	28,975
Sphere Entertainment Co.†	4,928	167,355
Warner Bros. Discovery, Inc.†	18,125	206,262
		3,112,886
Metal Fabricate/Hardware — 0.1%
RBC Bearings, Inc.†	232	66,095
Timken Co.	503	40,315
Valmont Industries, Inc.	159	37,128
		143,538
Mining — 0.7%
Alcoa Corp.	1,462	49,708
Cameco Corp.	10,311	444,404
Franco-Nevada Corp.	3,638	402,965
Freeport-McMoRan, Inc.	11,317	481,765
MP Materials Corp.†	855	16,972
Royal Gold, Inc.	539	65,197
SSR Mining, Inc.	1,672	17,991
		1,479,002
Miscellaneous Manufacturing — 1.3%
A.O. Smith Corp.	889	73,289
Carlisle Cos., Inc.	398	124,347
Donaldson Co., Inc.	582	38,034
ITT, Inc.	5,097	608,174
Parker-Hannifin Corp.	1,051	484,196
Teledyne Technologies, Inc.†	383	170,929
Textron, Inc.	13,602	1,093,873
		2,592,842
Office/Business Equipment — 0.5%
Zebra Technologies Corp., Class A†	3,881	1,060,794
Oil & Gas — 2.8%
Antero Resources Corp.†	2,325	52,731
APA Corp.	287	10,297
Chesapeake Energy Corp.	11,886	914,509
Coterra Energy, Inc.	6,140	156,693
Devon Energy Corp.	5,273	238,867
Diamondback Energy, Inc.	6,071	941,491
EQT Corp.	2,965	114,627
Hess Corp.	2,864	412,874
HF Sinclair Corp.	1,190	66,128
Marathon Oil Corp.	4,971	120,099
Ovintiv, Inc.	1,176	51,650
Permian Resources Corp.	19,533	265,649
Phillips 66	3,663	487,692
Pioneer Natural Resources Co.	2,035	457,631
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Range Resources Corp.	1,925	$ 58,597
Southwestern Energy Co.†	9,019	59,074
Suncor Energy, Inc.	18,201	583,160
Valero Energy Corp.	3,633	472,290
		5,464,059
Oil & Gas Services — 2.0%
Baker Hughes Co.	22,707	776,125
Expro Group Holdings NV†	18,749	298,484
Halliburton Co.	15,961	576,990
NOV, Inc.	3,225	65,403
SEACOR Marine Holdings, Inc.†	11,662	146,825
TechnipFMC PLC	60,471	1,217,886
Tidewater, Inc.†	13,484	972,331
		4,054,044
Packaging & Containers — 2.1%
Amcor PLC	11,848	114,215
AptarGroup, Inc.	538	66,508
Ardagh Group SA†	205	1,968
Ardagh Metal Packaging SA	83	319
Ball Corp.	14,168	814,943
Berry Global Group, Inc.	9,789	659,681
Crown Holdings, Inc.	5,791	533,293
Graphic Packaging Holding Co.	25,684	633,111
Packaging Corp. of America	728	118,598
Sealed Air Corp.	528	19,283
Silgan Holdings, Inc.	687	31,087
Sonoco Products Co.	804	44,919
WestRock Co.	25,574	1,061,832
		4,099,757
Pharmaceuticals — 1.4%
Cardinal Health, Inc.	4,253	428,702
Cencora, Inc.	3,835	787,632
Elanco Animal Health, Inc.†	37,365	556,738
Henry Schein, Inc.†	1,072	81,161
Jazz Pharmaceuticals PLC†	242	29,766
Organon & Co.	14,516	209,321
Perrigo Co. PLC	1,109	35,688
Premier, Inc., Class A	975	21,801
Viatris, Inc.	53,307	577,315
		2,728,124
Pipelines — 0.9%
Antero Midstream Corp.	1,856	23,256
DT Midstream, Inc.	798	43,730
ONEOK, Inc.	4,523	317,605
Plains GP Holdings LP, Class A	28,024	446,983
Targa Resources Corp.	6,371	553,449
Williams Cos., Inc.	10,020	348,996
		1,734,019
Private Equity — 0.2%
Carlyle Group, Inc.	1,735	70,597
KKR & Co., Inc.	4,116	341,011
		411,608
Real Estate — 0.3%
CBRE Group, Inc., Class A†	2,499	232,632
Howard Hughes Holdings, Inc.†	277	23,697
Jones Lang LaSalle, Inc.†	2,321	438,367
		694,696

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS — 7.7%
AGNC Investment Corp.	5,313	$ 52,121
Agree Realty Corp.	815	51,304
Alexandria Real Estate Equities, Inc.	1,411	178,872
American Homes 4 Rent, Class A	2,738	98,459
Americold Realty Trust, Inc.	2,220	67,199
Annaly Capital Management, Inc.	4,060	78,642
Apartment Income REIT Corp.	1,223	42,475
Apartment Investment & Management Co., Class A†	47,480	371,768
AvalonBay Communities, Inc.	1,166	218,299
Boston Properties, Inc.	1,290	90,519
Brixmor Property Group, Inc.	24,371	567,113
Camden Property Trust	853	84,694
Cousins Properties, Inc.	1,244	30,291
CubeSmart	1,839	85,238
Digital Realty Trust, Inc.	3,361	452,323
Douglas Emmett, Inc.	8,640	125,280
EastGroup Properties, Inc.	376	69,011
EPR Properties	610	29,555
Equity LifeStyle Properties, Inc.	983	69,341
Equity Residential	12,338	754,592
Essex Property Trust, Inc.	2,402	595,552
Extra Space Storage, Inc.	6,287	1,007,995
Federal Realty Investment Trust	665	68,528
First Industrial Realty Trust, Inc.	1,085	57,147
Gaming & Leisure Properties, Inc.	2,104	103,832
Healthcare Realty Trust, Inc.	3,123	53,809
Healthpeak Properties, Inc.	4,500	89,100
Highwoods Properties, Inc.	855	19,631
Host Hotels & Resorts, Inc.	27,301	531,550
Invitation Homes, Inc.	5,027	171,471
Iron Mountain, Inc.	1,203	84,186
Kilroy Realty Corp.	959	38,207
Kimco Realty Corp.	5,395	114,967
Lamar Advertising Co., Class A	164	17,430
Medical Properties Trust, Inc.	4,880	23,961
Mid-America Apartment Communities, Inc.	3,646	490,241
National Storage Affiliates Trust	663	27,495
NET Lease Office Properties	116	2,144
NNN REIT, Inc.	1,492	64,305
Omega Healthcare Investors, Inc.	2,012	61,688
Park Hotels & Resorts, Inc.	1,756	26,867
Rayonier, Inc.	17,253	576,423
Realty Income Corp.	5,960	342,223
Regency Centers Corp.	10,243	686,281
Rexford Industrial Realty, Inc.	17,221	966,098
Rithm Capital Corp.	3,961	42,304
SBA Communications Corp.	794	201,430
Simon Property Group, Inc.	3,511	500,809
Spirit Realty Capital, Inc.	1,158	50,593
STAG Industrial, Inc.	10,885	427,345
Starwood Property Trust, Inc.	2,423	50,931
Sun Communities, Inc.	7,560	1,010,394
UDR, Inc.	2,547	97,525
Ventas, Inc.	3,286	163,774
VICI Properties, Inc.	28,561	910,525
Vornado Realty Trust	16,320	461,040
Welltower, Inc.	4,417	398,281
Weyerhaeuser Co.	18,970	659,587
WP Carey, Inc.	9,395	608,890
		15,321,655
Security Description	Shares or Principal Amount	Value

Retail — 3.0%
Advance Auto Parts, Inc.	11,795	$ 719,849
AutoNation, Inc.†	233	34,992
Bath & Body Works, Inc.	19,751	852,453
Best Buy Co., Inc.	1,383	108,261
BJ's Wholesale Club Holdings, Inc.†	3,158	210,512
Burlington Stores, Inc.†	3,424	665,900
CarMax, Inc.†	1,226	94,083
Casey's General Stores, Inc.	262	71,982
Cava Group, Inc.†	30	1,289
Darden Restaurants, Inc.	529	86,915
Dick's Sporting Goods, Inc.	458	67,303
Dollar General Corp.	7,164	973,946
Dollar Tree, Inc.†	1,716	243,758
Freshpet, Inc.†	258	22,384
GameStop Corp., Class A†	2,202	38,601
Gap, Inc.	1,598	33,414
Genuine Parts Co.	1,154	159,829
Kohl's Corp.	909	26,070
Lithia Motors, Inc.	223	73,429
Macy's, Inc.	2,224	44,747
MSC Industrial Direct Co., Inc., Class A	386	39,086
Murphy USA, Inc.	8	2,853
Nordstrom, Inc.	938	17,306
Ollie's Bargain Outlet Holdings, Inc.†	344	26,106
Penske Automotive Group, Inc.	161	25,842
Petco Health & Wellness Co., Inc.†	674	2,130
RH†	107	31,188
Ross Stores, Inc.	3,637	503,324
Victoria's Secret & Co.†	351	9,316
Walgreens Boots Alliance, Inc.	5,893	153,866
Wendy's Co.	22,651	441,242
Williams-Sonoma, Inc.	456	92,012
Yum! Brands, Inc.	281	36,716
		5,910,704
Savings & Loans — 0.0%
New York Community Bancorp, Inc.	5,855	59,897
TFS Financial Corp.	412	6,052
		65,949
Semiconductors — 2.6%
Cirrus Logic, Inc.†	454	37,768
Entegris, Inc.	1,164	139,471
GlobalFoundries, Inc.†	645	39,087
IPG Photonics Corp.†	247	26,809
Marvell Technology, Inc.	25,506	1,538,267
Microchip Technology, Inc.	1,270	114,529
MKS Instruments, Inc.	15,926	1,638,308
NXP Semiconductors NV	2,807	644,712
ON Semiconductor Corp.†	9,130	762,629
Qorvo, Inc.†	805	90,651
Skyworks Solutions, Inc.	1,308	147,045
Teradyne, Inc.	212	23,006
Wolfspeed, Inc.†	1,020	44,380
		5,246,662
Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	2,563	665,457
Software — 2.1%
Akamai Technologies, Inc.†	1,228	145,334
ANSYS, Inc.†	125	45,360
AppLovin Corp., Class A†	1,283	51,128
Aspen Technology, Inc.†	226	49,754

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Bentley Systems, Inc., Class B	117	$ 6,105
BILL Holdings, Inc.†	843	68,780
Broadridge Financial Solutions, Inc.	158	32,509
CCC Intelligent Solutions Holdings, Inc.†	1,654	18,839
Ceridian HCM Holding, Inc.†	1,109	74,436
Concentrix Corp.	361	35,454
DocuSign, Inc.†	5,800	344,810
Doximity, Inc., Class A†	556	15,590
Dropbox, Inc., Class A†	236	6,957
Electronic Arts, Inc.	4,942	676,115
Fidelity National Information Services, Inc.	4,870	292,541
Guidewire Software, Inc.†	671	73,166
HashiCorp, Inc., Class A†	253	5,981
Informatica, Inc., Class A†	322	9,142
Jack Henry & Associates, Inc.	408	66,671
MSCI, Inc.	316	178,745
nCino, Inc.†	522	17,555
Nutanix, Inc., Class A†	1,512	72,107
Paycor HCM, Inc.†	287	6,196
Playtika Holding Corp.†	29	253
PTC, Inc.†	449	78,557
SentinelOne, Inc., Class A†	1,664	45,660
SS&C Technologies Holdings, Inc.	11,664	712,787
Take-Two Interactive Software, Inc.†	1,356	218,248
Twilio, Inc., Class A†	1,162	88,161
Tyler Technologies, Inc.†	84	35,122
UiPath, Inc., Class A†	729	18,108
Unity Software, Inc.†	1,451	59,331
Verra Mobility Corp.†	15,602	359,314
Zoom Video Communications, Inc., Class A†	2,092	150,436
ZoomInfo Technologies, Inc.†	1,195	22,096
		4,081,348
Telecommunications — 1.4%
Arista Networks, Inc.†	1,985	467,487
Ciena Corp.†	1,220	54,912
Corning, Inc.	52,523	1,599,325
Frontier Communications Parent, Inc.†	2,013	51,010
Iridium Communications, Inc.	65	2,675
Juniper Networks, Inc.	2,617	77,149
Motorola Solutions, Inc.	1,716	537,263
Ubiquiti, Inc.	5	698
Viasat, Inc.†	961	26,860
		2,817,379
Toys/Games/Hobbies — 0.3%
Hasbro, Inc.	1,074	54,839
Mattel, Inc.†	23,624	446,021
		500,860
Transportation — 1.8%
C.H. Robinson Worldwide, Inc.	209	18,056
Expeditors International of Washington, Inc.	1,048	133,306
JB Hunt Transport Services, Inc.	5,841	1,166,681
Kirby Corp.†	485	38,063
Knight-Swift Transportation Holdings, Inc.	7,167	413,178
Landstar System, Inc.	60	11,619
Norfolk Southern Corp.	4,464	1,055,200
Old Dominion Freight Line, Inc.	56	22,698
Ryder System, Inc.	360	41,422
Saia, Inc.†	194	85,015
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Schneider National, Inc., Class B	443	$ 11,274
XPO, Inc.†	6,555	574,152
		3,570,664
Water — 0.1%
American Water Works Co., Inc.	1,603	211,580
Essential Utilities, Inc.	1,996	74,551
		286,131
Total Common Stocks (cost $158,025,564)		193,809,758
UNAFFILIATED INVESTMENT COMPANIES — 0.6%
iShares Russell Mid-Cap Value ETF (cost $1,186,721)	11,065	1,286,749
ESCROWS AND LITIGATION TRUSTS — 0.0%
GCI Liberty, Inc. †(1) (cost $0)	1,285	0
Total Long-Term Investment Securities (cost $159,212,285)		195,096,507
SHORT-TERM INVESTMENTS — 1.6%
U.S. Government Agency — 0.5%
Federal Home Loan Bank
5.20%, 01/02/2024(2)	$ 917,000	916,469
Unaffiliated Investment Companies — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.32%(2)	1,985,958	1,985,958
T. Rowe Price Government Reserve Fund 5.42%(2)	158,171	158,171
		2,144,129
U.S. Government — 0.0%
United States Treasury Bills
5.22%, 03/21/2024(3)	50,000	49,430
Total Short-Term Investments (cost $3,110,417)		3,110,028
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 12/29/2023, to be repurchased 01/02/2024 in the amount of $143,346 and collateralized by $158,800 of United States Treasury Notes, bearing interest at 0.88% due 09/30/2026 and having an approximate value of $146,252 (cost $143,320)	143,320	143,320
TOTAL INVESTMENTS (cost $162,466,022)	99.9%	198,349,855
Other assets less liabilities	0.1	247,253
NET ASSETS	100.0%	$198,597,108
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of December 31, 2023.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ETF—Exchange Traded Fund

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	S&P Mid Cap 400 E-Mini Index	March 2024	$266,991	$280,950	$13,959
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Packaging & Containers	$4,097,789	$1,968	$—	$4,099,757
Other Industries	189,710,001	—	—	189,710,001
Unaffiliated Investment Companies	1,286,749	—	—	1,286,749
Escrows and Litigation Trusts	—	—	0	0
Short-Term Investments:
Unaffiliated Investment Companies	2,144,129	—	—	2,144,129
Other Short-Term Investments	—	965,899	—	965,899
Repurchase Agreements	—	143,320	—	143,320
Total Investments at Value	$197,238,668	$1,111,187	$0	$198,349,855
Other Financial Instruments:†
Futures Contracts	$13,959	$—	$—	$13,959
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 57.8%
Advertising — 1.9%
Trade Desk, Inc., Class A†	15,515	$ 1,116,460
Aerospace/Defense — 0.0%
Joby Aviation, Inc.†	1,848	12,289
Agriculture — 0.1%
Andersons, Inc.	398	22,901
Darling Ingredients, Inc.†	288	14,354
Dole PLC	1,672	20,549
Fresh Del Monte Produce, Inc.	191	5,014
Vital Farms, Inc.†	490	7,688
		70,506
Airlines — 0.1%
SkyWest, Inc.†	693	36,175
Apparel — 0.2%
Crocs, Inc.†	484	45,210
Steven Madden, Ltd.	521	21,882
Urban Outfitters, Inc.†	785	28,017
		95,109
Auto Manufacturers — 2.0%
Tesla, Inc.†	4,606	1,144,499
Auto Parts & Equipment — 0.1%
Adient PLC†	865	31,451
American Axle & Manufacturing Holdings, Inc.†	1,257	11,074
Lear Corp.	75	10,591
Titan International, Inc.†	307	4,568
Visteon Corp.†	130	16,237
XPEL, Inc.†	188	10,124
		84,045
Banks — 1.8%
Amalgamated Financial Corp.	86	2,317
Ameris Bancorp	611	32,414
Associated Banc-Corp	360	7,700
Bancorp, Inc.†	767	29,576
Bank of N.T. Butterfield & Son, Ltd.	1,398	44,750
BankUnited, Inc.	316	10,248
Banner Corp.	344	18,425
Business First Bancshares, Inc.	329	8,110
Byline Bancorp, Inc.	801	18,872
Capital City Bank Group, Inc.	254	7,475
Central Pacific Financial Corp.	220	4,330
City Holding Co.	9	992
Coastal Financial Corp.†	376	16,698
ConnectOne Bancorp, Inc.	2,367	54,228
Customers Bancorp, Inc.†	962	55,430
CVB Financial Corp.	1,766	35,656
Eastern Bankshares, Inc.	2,540	36,068
Enterprise Financial Services Corp.	539	24,066
Equity Bancshares, Inc., Class A	72	2,441
Financial Institutions, Inc.	58	1,235
First BanCorp/Puerto Rico	4,340	71,393
First Bancshares, Inc.	276	8,095
First Citizens BancShares, Inc., Class A	17	24,122
First Commonwealth Financial Corp.	414	6,392
First Financial Corp.	144	6,196
First Merchants Corp.	747	27,699
First Mid Bancshares, Inc.	248	8,596
FNB Corp.	308	4,241
Heartland Financial USA, Inc.	174	6,544
Heritage Commerce Corp.	1,366	13,551
Security Description	Shares or Principal Amount	Value

Banks (continued)
Home BancShares, Inc.	607	$ 15,375
Hope Bancorp, Inc.	930	11,234
Live Oak Bancshares, Inc.	146	6,643
Mercantile Bank Corp.	54	2,181
Merchants Bancorp	754	32,105
Mid Penn Bancorp, Inc.	55	1,335
MidWestOne Financial Group, Inc.	87	2,341
MVB Financial Corp.	25	564
National Bank Holdings Corp., Class A	139	5,169
OFG Bancorp	1,300	48,724
Old National Bancorp	2,066	34,895
Old Second Bancorp, Inc.	1,038	16,027
Pathward Financial, Inc.	699	36,998
Pinnacle Financial Partners, Inc.	190	16,572
Popular, Inc.	769	63,112
Preferred Bank	135	9,862
Premier Financial Corp.	124	2,988
QCR Holdings, Inc.	454	26,509
South Plains Financial, Inc.	31	898
Southside Bancshares, Inc.	132	4,134
SouthState Corp.	136	11,485
Towne Bank	293	8,720
TriCo Bancshares	396	17,016
UMB Financial Corp.	51	4,261
United Bankshares, Inc.	242	9,087
WesBanco, Inc.	240	7,529
Westamerica BanCorp	111	6,262
Wintrust Financial Corp.	499	46,282
		1,036,168
Beverages — 0.1%
Coca-Cola Consolidated, Inc.	24	22,282
Primo Water Corp.	1,813	27,286
Vita Coco Co., Inc.†	1,110	28,471
		78,039
Biotechnology — 3.8%
ACADIA Pharmaceuticals, Inc.†	1,273	39,858
Allogene Therapeutics, Inc.†	2,150	6,902
Amicus Therapeutics, Inc.†	3,902	55,369
ANI Pharmaceuticals, Inc.†	139	7,664
Arrowhead Pharmaceuticals, Inc.†	410	12,546
Atara Biotherapeutics, Inc.†	6,113	3,135
Axsome Therapeutics, Inc.†	533	42,421
Biohaven, Ltd.†	58	2,482
Bluebird Bio, Inc.†	133	184
Blueprint Medicines Corp.†	218	20,108
Bridgebio Pharma, Inc.†	229	9,245
Esperion Therapeutics, Inc.†	7,263	21,716
Illumina, Inc.†	3,655	508,922
Immunovant, Inc.†	750	31,598
Insmed, Inc.†	709	21,972
Intellia Therapeutics, Inc.†	416	12,684
MeiraGTx Holdings PLC†	1,549	10,874
Mural Oncology PLC†	52	308
OmniAb, Inc. (Earnout Shares 12.50)†(1)	85	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	85	0
Ovid therapeutics, Inc.†	7,069	22,762
Prothena Corp. PLC†	472	17,152
PTC Therapeutics, Inc.†	399	10,996
Replimune Group, Inc.†	1,049	8,843
REVOLUTION Medicines, Inc.†	1,429	40,984
Royalty Pharma PLC, Class A	39,165	1,100,145

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Sage Therapeutics, Inc.†	506	$ 10,965
Sana Biotechnology, Inc.†	11	45
SpringWorks Therapeutics, Inc.†	954	34,821
Sutro Biopharma, Inc.†	113	485
Syndax Pharmaceuticals, Inc.†	1,230	26,580
Travere Therapeutics, Inc.†	1,485	13,350
Twist Bioscience Corp.†	468	17,251
Tyra Biosciences, Inc.†	1,754	24,293
Vericel Corp.†	593	21,117
Viking Therapeutics, Inc.†	1,965	36,569
Xencor, Inc.†	1,858	39,445
		2,233,791
Building Materials — 0.3%
Apogee Enterprises, Inc.	194	10,362
Boise Cascade Co.	226	29,235
Gibraltar Industries, Inc.†	196	15,480
Griffon Corp.	654	39,861
Simpson Manufacturing Co., Inc.	54	10,691
Summit Materials, Inc., Class A†	264	10,154
UFP Industries, Inc.	636	79,850
		195,633
Chemicals — 0.3%
AdvanSix, Inc.	303	9,078
Avient Corp.	471	19,579
Cabot Corp.	449	37,491
Ecovyst, Inc.†	271	2,648
H.B. Fuller Co.	312	25,400
Ingevity Corp.†	162	7,650
Livent Corp.†	298	5,358
Orion SA	2,258	62,614
Tronox Holdings PLC	444	6,287
Valvoline, Inc.†	577	21,684
		197,789
Coal — 0.2%
Alpha Metallurgical Resources, Inc.	163	55,244
Arch Resources, Inc.	129	21,407
CONSOL Energy, Inc.	57	5,730
Peabody Energy Corp.	163	3,964
SunCoke Energy, Inc.	376	4,038
		90,383
Commercial Services — 3.9%
ABM Industries, Inc.	1,396	62,583
Adtalem Global Education, Inc.†	490	28,885
Adyen NV*†	895	1,152,642
AMN Healthcare Services, Inc.†	159	11,906
API Group Corp.†	1,977	68,404
Barrett Business Services, Inc.	183	21,191
Block, Inc.†	4,638	358,749
Brink's Co.	312	27,440
CBIZ, Inc.†	596	37,304
Cross Country Healthcare, Inc.†	620	14,037
EVERTEC, Inc.	1,051	43,028
Flywire Corp.†	1,495	34,609
Heidrick & Struggles International, Inc.	425	12,550
Herc Holdings, Inc.	202	30,076
Huron Consulting Group, Inc.†	322	33,102
Information Services Group, Inc.	5,136	24,191
John Wiley & Sons, Inc., Class A	347	11,014
Kforce, Inc.	367	24,795
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
LiveRamp Holdings, Inc.†	1,179	$ 44,661
Perdoceo Education Corp.	1,047	18,385
Progyny, Inc.†	1,518	56,439
Remitly Global, Inc.†	812	15,769
Repay Holdings Corp.†	1,099	9,385
Riot Platforms, Inc.†	1,732	26,794
Stride, Inc.†	401	23,807
TriNet Group, Inc.†	581	69,098
Upbound Group, Inc.	512	17,393
V2X, Inc.†	665	30,883
		2,309,120
Computers — 0.7%
ASGN, Inc.†	344	33,082
CACI International, Inc., Class A†	129	41,778
Insight Enterprises, Inc.†	209	37,033
Integral Ad Science Holding Corp.†	651	9,368
KBR, Inc.	532	29,478
Qualys, Inc.†	271	53,192
Rapid7, Inc.†	687	39,228
Super Micro Computer, Inc.†	375	106,598
Unisys Corp.†	5,362	30,134
		379,891
Cosmetics/Personal Care — 0.2%
e.l.f. Beauty, Inc.†	449	64,808
Edgewell Personal Care Co.	608	22,271
Inter Parfums, Inc.	70	10,081
		97,160
Distribution/Wholesale — 0.3%
G-III Apparel Group, Ltd.†	600	20,388
Hudson Technologies, Inc.†	151	2,037
Resideo Technologies, Inc.†	474	8,921
Rush Enterprises, Inc., Class A	1,077	54,173
ScanSource, Inc.†	318	12,596
Titan Machinery, Inc.†	341	9,848
WESCO International, Inc.	279	48,512
		156,475
Diversified Financial Services — 1.2%
AssetMark Financial Holdings, Inc.†	430	12,878
BGC Group, Inc., Class A	1,365	9,855
Enact Holdings, Inc.	468	13,521
Enova International, Inc.†	137	7,584
Federal Agricultural Mtg. Corp., Class C	41	7,840
Federated Hermes, Inc.	457	15,474
Intercontinental Exchange, Inc.	3,115	400,059
International Money Express, Inc.†	966	21,339
Mr. Cooper Group, Inc.†	614	39,984
PennyMac Financial Services, Inc.	162	14,316
Piper Sandler Cos.	140	24,482
PJT Partners, Inc., Class A	98	9,983
Radian Group, Inc.	1,547	44,167
StoneX Group, Inc.†	190	14,028
Victory Capital Holdings, Inc., Class A	1,286	44,290
Virtus Investment Partners, Inc.	49	11,846
		691,646
Electric — 0.3%
Clearway Energy, Inc., Class A	249	6,369
Clearway Energy, Inc., Class C	938	25,729
IDACORP, Inc.	222	21,827
MGE Energy, Inc.	398	28,779

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Northwestern Energy Group, Inc.	222	$ 11,298
Portland General Electric Co.	1,017	44,077
Unitil Corp.	810	42,582
		180,661
Electrical Components & Equipment — 0.1%
Encore Wire Corp.	281	60,022
Electronics — 0.3%
Atkore, Inc.†	564	90,240
Benchmark Electronics, Inc.	701	19,375
OSI Systems, Inc.†	335	43,232
		152,847
Energy-Alternate Sources — 0.0%
Green Plains, Inc.†	415	10,466
REX American Resources Corp.†	207	9,791
Sunnova Energy International, Inc.†	451	6,878
		27,135
Engineering & Construction — 0.5%
Comfort Systems USA, Inc.	456	93,786
Construction Partners, Inc., Class A†	390	16,973
IES Holdings, Inc.†	165	13,071
MasTec, Inc.†	167	12,645
MYR Group, Inc.†	545	78,823
Primoris Services Corp.	682	22,649
Sterling Infrastructure, Inc.†	621	54,605
		292,552
Entertainment — 0.1%
Everi Holdings, Inc.†	1,341	15,113
Light & Wonder, Inc.†	311	25,537
Lions Gate Entertainment Corp., Class A†	1,339	14,595
SeaWorld Entertainment, Inc.†	499	26,362
		81,607
Environmental Control — 0.1%
Tetra Tech, Inc.	312	52,082
Food — 0.2%
Cal-Maine Foods, Inc.	290	16,643
Chefs' Warehouse, Inc.†	452	13,302
John B. Sanfilippo & Son, Inc.	240	24,730
Simply Good Foods Co.†	658	26,057
SpartanNash Co.	516	11,842
Sprouts Farmers Market, Inc.†	605	29,106
SunOpta, Inc.†	2,014	11,017
		132,697
Gas — 0.2%
Chesapeake Utilities Corp.	279	29,471
New Jersey Resources Corp.	394	17,564
Northwest Natural Holding Co.	301	11,721
ONE Gas, Inc.	655	41,737
		100,493
Hand/Machine Tools — 0.0%
Luxfer Holdings PLC	234	2,092
Healthcare-Products — 1.0%
Adaptive Biotechnologies Corp.†	158	774
Alphatec Holdings, Inc.†	1,068	16,137
AngioDynamics, Inc.†	1,597	12,520
AtriCure, Inc.†	1,046	37,332
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Atrion Corp.	13	$ 4,924
Axonics, Inc.†	186	11,575
Danaher Corp.	1,594	368,756
Inmode, Ltd.†	553	12,299
Lantheus Holdings, Inc.†	796	49,352
Merit Medical Systems, Inc.†	455	34,562
Natera, Inc.†	228	14,282
OmniAb, Inc.†	858	5,294
Omnicell, Inc.†	251	9,445
Quanterix Corp.†	297	8,120
SI-BONE, Inc.†	677	14,210
Treace Medical Concepts, Inc.†	541	6,898
		606,480
Healthcare-Services — 0.3%
Fulgent Genetics, Inc.†	338	9,772
HealthEquity, Inc.†	738	48,929
Medpace Holdings, Inc.†	209	64,065
National HealthCare Corp.	457	42,236
OPKO Health, Inc.†	5,144	7,767
Surgery Partners, Inc.†	254	8,125
Tenet Healthcare Corp.†	231	17,457
		198,351
Home Builders — 0.4%
Forestar Group, Inc.†	411	13,592
Green Brick Partners, Inc.†	352	18,283
Landsea Homes Corp.†	1,910	25,097
Meritage Homes Corp.	237	41,286
Skyline Champion Corp.†	165	12,253
Taylor Morrison Home Corp.†	1,297	69,195
Tri Pointe Homes, Inc.†	928	32,851
		212,557
Home Furnishings — 0.2%
Daktronics, Inc.†	2,896	24,558
MillerKnoll, Inc.	1,964	52,400
Sonos, Inc.†	1,182	20,259
Xperi, Inc.†	1,650	18,183
		115,400
Household Products/Wares — 0.1%
Central Garden & Pet Co., Class A†	669	29,463
Insurance — 0.4%
American Equity Investment Life Holding Co.†	239	13,336
BRP Group, Inc., Class A†	140	3,363
Enstar Group, Ltd.†	13	3,826
Essent Group, Ltd.	916	48,310
Jackson Financial, Inc., Class A	722	36,966
Kinsale Capital Group, Inc.	13	4,354
NMI Holdings, Inc., Class A†	1,172	34,785
Palomar Holdings, Inc.†	486	26,973
RLI Corp.	249	33,147
Skyward Specialty Insurance Group, Inc.†	235	7,962
		213,022
Internet — 15.2%
Airbnb, Inc., Class A†	7,919	1,078,093
Amazon.com, Inc.†	5,605	851,624
Blade Air Mobility, Inc.†	2,563	9,047
Cars.com, Inc.†	499	9,466
Chewy, Inc., Class A†	18,342	433,421
DoorDash, Inc., Class A†	16,918	1,673,021

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Magnite, Inc.†	911	$ 8,509
MercadoLibre, Inc.†	609	957,068
Meta Platforms, Inc., Class A†	363	128,487
Open Lending Corp.†	1,275	10,850
Opendoor Technologies, Inc.†	4,012	17,974
OptimizeRx Corp.†	515	7,370
Perficient, Inc.†	229	15,073
Q2 Holdings, Inc.†	329	14,282
QuinStreet, Inc.†	795	10,192
Shopify, Inc., Class A†	24,018	1,871,002
Shutterstock, Inc.	480	23,174
Squarespace, Inc., Class A†	595	19,641
Uber Technologies, Inc.†	28,156	1,733,565
Yelp, Inc.†	844	39,955
		8,911,814
Iron/Steel — 0.1%
ATI, Inc.†	149	6,775
Commercial Metals Co.	1,238	61,950
Schnitzer Steel Industries, Inc., Class A	196	5,911
		74,636
Leisure Time — 0.1%
Acushnet Holdings Corp.	683	43,145
Lodging — 0.1%
Bluegreen Vacations Holding Corp.	324	24,339
Boyd Gaming Corp.	361	22,602
Hilton Grand Vacations, Inc.†	569	22,863
		69,804
Machinery-Construction & Mining — 0.1%
Argan, Inc.	406	18,997
Bloom Energy Corp., Class A†	434	6,423
Terex Corp.	119	6,838
		32,258
Machinery-Diversified — 0.1%
Albany International Corp., Class A	47	4,616
Applied Industrial Technologies, Inc.	41	7,080
Watts Water Technologies, Inc., Class A	340	70,836
		82,532
Media — 0.1%
Gray Television, Inc.	692	6,200
Liberty Latin America, Ltd., Class C†	2,953	21,675
Thryv Holdings, Inc.†	717	14,591
		42,466
Metal Fabricate/Hardware — 0.2%
Mueller Industries, Inc.	1,657	78,127
Olympic Steel, Inc.	63	4,202
Ryerson Holding Corp.	226	7,838
		90,167
Mining — 0.1%
Constellium SE†	1,053	21,018
Hecla Mining Co.	3,348	16,104
Uranium Energy Corp.†	2,392	15,309
		52,431
Miscellaneous Manufacturing — 0.1%
Fabrinet†	339	64,522
Security Description	Shares or Principal Amount	Value

Oil & Gas — 0.8%
California Resources Corp.	279	$ 15,256
Chord Energy Corp.	318	52,861
Civitas Resources, Inc.	172	11,761
CNX Resources Corp.†	442	8,840
CVR Energy, Inc.	368	11,150
Delek US Holdings, Inc.	618	15,945
Gulfport Energy Corp.†	45	5,994
Helmerich & Payne, Inc.	107	3,876
Magnolia Oil & Gas Corp., Class A	397	8,452
Matador Resources Co.	1,041	59,191
Murphy Oil Corp.	1,083	46,201
Noble Corp. PLC	853	41,081
Ovintiv, Inc.	735	32,281
Patterson-UTI Energy, Inc.	3,844	41,515
PBF Energy, Inc., Class A	426	18,727
SM Energy Co.	1,700	65,824
Valaris, Ltd.†	137	9,394
Weatherford International PLC†	358	35,023
		483,372
Oil & Gas Services — 0.3%
ChampionX Corp.	1,119	32,686
Liberty Energy, Inc.	2,354	42,702
NOW, Inc.†	3,549	40,175
Oceaneering International, Inc.†	1,033	21,982
Oil States International, Inc.†	1,232	8,365
Select Water Solutions, Inc.	972	7,377
		153,287
Packaging & Containers — 0.0%
Greif, Inc., Class A	122	8,002
O-I Glass, Inc.†	903	14,791
		22,793
Pharmaceuticals — 0.5%
ACELYRIN, Inc.†	2,280	17,009
Alkermes PLC†	526	14,591
BellRing Brands, Inc.†	985	54,599
Catalyst Pharmaceuticals, Inc.†	985	16,558
Enanta Pharmaceuticals, Inc.†	459	4,319
Herbalife, Ltd.†	1,147	17,503
Kura Oncology, Inc.†	1,705	24,518
Longboard Pharmaceuticals, Inc.†	2,368	14,279
Madrigal Pharmaceuticals, Inc.†	156	36,095
Nature's Sunshine Products, Inc.†	293	5,066
Option Care Health, Inc.†	1,338	45,077
Prestige Consumer Healthcare, Inc.†	376	23,019
Protagonist Therapeutics, Inc.†	676	15,501
USANA Health Sciences, Inc.†	390	20,904
Y-mAbs Therapeutics, Inc.†	31	211
		309,249
REITS — 1.1%
Agree Realty Corp.	878	55,270
Apple Hospitality REIT, Inc.	1,497	24,865
Armada Hoffler Properties, Inc.	220	2,721
Brandywine Realty Trust	2,787	15,050
BrightSpire Capital, Inc.	2,628	19,552
Broadstone Net Lease, Inc.	701	12,071
CareTrust REIT, Inc.	415	9,288
City Office REIT, Inc.	504	3,079
Community Healthcare Trust, Inc.	221	5,888
COPT Defense Properties	1,614	41,367
Easterly Government Properties, Inc.	382	5,134

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Equity Commonwealth	438	$ 8,410
Essential Properties Realty Trust, Inc.	613	15,668
First Industrial Realty Trust, Inc.	171	9,007
Global Medical REIT, Inc.	213	2,364
Innovative Industrial Properties, Inc.	101	10,183
InvenTrust Properties Corp.	665	16,851
Kite Realty Group Trust	1,071	24,483
KKR Real Estate Finance Trust, Inc.	242	3,202
Ladder Capital Corp.	1,414	16,275
MFA Financial, Inc.	1,897	21,379
National Storage Affiliates Trust	281	11,653
Phillips Edison & Co., Inc.	1,048	38,231
Plymouth Industrial REIT, Inc.	900	21,663
PotlatchDeltic Corp.	653	32,062
Retail Opportunity Investments Corp.	1,637	22,967
RLJ Lodging Trust	1,740	20,393
RPT Realty	334	4,285
Ryman Hospitality Properties, Inc.	471	51,838
Sabra Health Care REIT, Inc.	1,949	27,812
SITE Centers Corp.	1,190	16,220
SL Green Realty Corp.	391	17,662
STAG Industrial, Inc.	673	26,422
Tanger, Inc.	425	11,781
Terreno Realty Corp.	342	21,433
UMH Properties, Inc.	496	7,599
Veris Residential, Inc.	334	5,254
		659,382
Retail — 1.7%
Abercrombie & Fitch Co., Class A†	514	45,345
Academy Sports & Outdoors, Inc.	316	20,856
Asbury Automotive Group, Inc.†	229	51,518
Beacon Roofing Supply, Inc.†	645	56,128
BlueLinx Holdings, Inc.†	105	11,898
Boot Barn Holdings, Inc.†	261	20,034
Buckle, Inc.	525	24,948
Carvana Co.†	222	11,753
Cava Group, Inc.†	311	13,367
Dave & Buster's Entertainment, Inc.†	658	35,433
FirstCash Holdings, Inc.	328	35,552
Floor & Decor Holdings, Inc., Class A†	4,089	456,169
GMS, Inc.†	585	48,221
Group 1 Automotive, Inc.	128	39,007
Kura Sushi USA, Inc., Class A†	119	9,044
ODP Corp.†	611	34,399
Savers Value Village, Inc.†	934	16,233
Signet Jewelers, Ltd.	440	47,194
Wingstop, Inc.	72	18,474
		995,573
Savings & Loans — 0.1%
Banc of California, Inc.	590	7,924
OceanFirst Financial Corp.	1,324	22,984
WSFS Financial Corp.	144	6,614
		37,522
Semiconductors — 0.5%
ACM Research, Inc., Class A†	1,449	28,314
Axcelis Technologies, Inc.†	79	10,246
Cirrus Logic, Inc.†	124	10,316
MACOM Technology Solutions Holdings, Inc.†	551	51,215
Onto Innovation, Inc.†	128	19,571
Rambus, Inc.†	997	68,045
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Semtech Corp.†	1,135	$ 24,868
SMART Global Holdings, Inc.†	1,013	19,176
Ultra Clean Holdings, Inc.†	252	8,603
Veeco Instruments, Inc.†	1,408	43,690
		284,044
Software — 14.0%
Adeia, Inc.	1,219	15,103
Asana, Inc., Class A†	1,210	23,002
AvePoint, Inc.†	5,856	48,078
BILL Holdings, Inc.†	8,594	701,185
BlackLine, Inc.†	434	27,099
Box, Inc., Class A†	1,886	48,301
Braze, Inc.†	471	25,024
C3.ai, Inc., Class A†	234	6,718
Cloudflare, Inc., Class A†	25,648	2,135,453
CommVault Systems, Inc.†	495	39,526
Datadog, Inc., Class A†	5,183	629,113
Donnelley Financial Solutions, Inc.†	1,030	64,241
Duolingo, Inc.†	149	33,801
Envestnet, Inc.†	456	22,581
Health Catalyst, Inc.†	3,863	35,771
MicroStrategy, Inc., Class A†	102	64,425
Oddity Tech, Ltd., Class A†	863	40,155
Olo, Inc., Class A†	2,784	15,925
ROBLOX Corp., Class A†	24,874	1,137,239
Snowflake, Inc., Class A†	8,952	1,781,448
Sprout Social, Inc., Class A†	274	16,835
SPS Commerce, Inc.†	229	44,389
Veeva Systems, Inc., Class A†	2,016	388,120
Veradigm, Inc.†	1,420	14,896
Workiva, Inc.†	478	48,531
ZoomInfo Technologies, Inc.†	42,556	786,860
Zuora, Inc., Class A†	748	7,031
		8,200,850
Telecommunications — 0.2%
Aviat Networks, Inc.†	407	13,292
Calix, Inc.†	727	31,763
EchoStar Corp., Class A†	328	5,435
Extreme Networks, Inc.†	461	8,132
Gogo, Inc.†	491	4,974
Iridium Communications, Inc.	198	8,150
Ooma, Inc.†	1,325	14,217
Telephone & Data Systems, Inc.	201	3,688
		89,651
Toys/Games/Hobbies — 0.0%
JAKKS Pacific, Inc.†	162	5,759
Transportation — 1.0%
ArcBest Corp.	398	47,844
Dorian LPG, Ltd.	387	16,978
Eagle Bulk Shipping, Inc.	102	5,651
Forward Air Corp.	92	5,784
Hub Group, Inc., Class A†	588	54,061
Matson, Inc.	284	31,126
Radiant Logistics, Inc.†	1,447	9,608
Safe Bulkers, Inc.	1,194	4,692
Teekay Tankers, Ltd., Class A	371	18,539
Union Pacific Corp.	1,576	387,097
		581,380

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water — 0.0%
American States Water Co.	319	$ 25,654
Total Common Stocks (cost $27,805,284)		33,794,930
CORPORATE BONDS & NOTES — 13.8%
Advertising — 0.1%
Lamar Media Corp.
3.63%, 01/15/2031	$ 5,000	4,443
4.88%, 01/15/2029	35,000	33,786
		38,229
Aerospace/Defense — 0.1%
Boeing Co.
5.04%, 05/01/2027	20,000	20,175
5.15%, 05/01/2030	20,000	20,360
Northrop Grumman Corp.
5.15%, 05/01/2040	12,000	12,158
		52,693
Agriculture — 0.2%
Philip Morris International, Inc.
4.88%, 02/15/2028	25,000	25,267
5.13%, 02/15/2030	40,000	40,653
5.38%, 02/15/2033	30,000	30,771
5.63%, 11/17/2029 to 09/07/2033	30,000	31,375
		128,066
Apparel — 0.2%
Hanesbrands, Inc.
4.88%, 05/15/2026*	30,000	28,938
Tapestry, Inc.
7.05%, 11/27/2025	10,000	10,220
William Carter Co.
5.63%, 03/15/2027*	90,000	88,875
		128,033
Banks — 2.5%
Bank of America Corp.
1.90%, 07/23/2031	25,000	20,451
2.30%, 07/21/2032	5,000	4,083
2.57%, 10/20/2032	20,000	16,581
2.59%, 04/29/2031	55,000	47,398
2.69%, 04/22/2032	65,000	54,888
3.19%, 07/23/2030	75,000	68,003
5.02%, 07/22/2033	5,000	4,946
5.20%, 04/25/2029	25,000	25,155
5.93%, 09/15/2027	35,000	35,711
Bank of New York Mellon Corp.
6.32%, 10/25/2029	35,000	37,177
Citigroup, Inc.
1.28%, 11/03/2025	35,000	33,675
Deutsche Bank AG
2.13%, 11/24/2026	150,000	140,598
Goldman Sachs Group, Inc.
2.62%, 04/22/2032	75,000	62,956
3.81%, 04/23/2029	50,000	47,468
4.02%, 10/31/2038	10,000	8,724
HSBC Holdings PLC
5.21%, 08/11/2028	200,000	199,824
Huntington Bancshares, Inc.
6.21%, 08/21/2029	5,000	5,156
JPMorgan Chase & Co.
3.51%, 01/23/2029	27,000	25,584
Security Description	Shares or Principal Amount	Value

Banks (continued)
3.70%, 05/06/2030	$ 35,000	$ 32,938
4.01%, 04/23/2029	35,000	33,675
5.30%, 07/24/2029	25,000	25,368
6.07%, 10/22/2027	15,000	15,431
M&T Bank Corp.
5.05%, 01/27/2034	55,000	52,113
7.41%, 10/30/2029	50,000	53,781
Morgan Stanley
1.79%, 02/13/2032	5,000	3,993
2.24%, 07/21/2032	40,000	32,650
2.48%, 01/21/2028	20,000	18,564
2.70%, 01/22/2031	10,000	8,742
4.21%, 04/20/2028	30,000	29,322
4.43%, 01/23/2030	10,000	9,740
5.16%, 04/20/2029	30,000	30,171
5.45%, 07/20/2029	5,000	5,095
6.41%, 11/01/2029	30,000	31,793
Morgan Stanley VRS
3.59%, 07/22/2028(2)	15,000	14,320
PNC Financial Services Group, Inc.
5.07%, 01/24/2034	10,000	9,785
6.88%, 10/20/2034	5,000	5,551
Wells Fargo & Co.
2.57%, 02/11/2031	20,000	17,282
3.00%, 10/23/2026	27,000	25,633
3.35%, 03/02/2033	30,000	26,202
4.90%, 07/25/2033	25,000	24,354
5.39%, 04/24/2034	10,000	10,043
5.57%, 07/25/2029	70,000	71,475
6.49%, 10/23/2034	15,000	16,318
		1,442,717
Biotechnology — 0.2%
Amgen, Inc.
5.25%, 03/02/2030 to 03/02/2033	50,000	51,276
Royalty Pharma PLC
1.20%, 09/02/2025	10,000	9,330
2.15%, 09/02/2031	25,000	20,420
2.20%, 09/02/2030	10,000	8,405
3.55%, 09/02/2050	10,000	7,100
		96,531
Building Materials — 0.2%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	55,000	53,111
Standard Industries, Inc.
4.38%, 07/15/2030*	50,000	45,919
		99,030
Chemicals — 0.1%
Celanese US Holdings LLC
6.17%, 07/15/2027	25,000	25,634
6.33%, 07/15/2029	25,000	26,207
6.55%, 11/15/2030	15,000	15,857
Sherwin-Williams Co.
4.50%, 06/01/2047	5,000	4,573
		72,271
Commercial Services — 0.4%
Gartner, Inc.
4.50%, 07/01/2028*	25,000	23,708
Howard University
2.80%, 10/01/2030	5,000	4,386
2.90%, 10/01/2031	40,000	34,515

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
Service Corp. International
3.38%, 08/15/2030	$ 65,000	$ 56,686
5.13%, 06/01/2029	51,000	49,980
United Rentals North America, Inc.
4.88%, 01/15/2028	40,000	39,050
		208,325
Computers — 0.1%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	80,000	75,360
Cosmetics/Personal Care — 0.0%
Kenvue, Inc.
5.05%, 03/22/2053	15,000	15,519
Distribution/Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/2028	10,000	10,235
Diversified Financial Services — 0.7%
American Express Co.
6.34%, 10/30/2026	35,000	35,684
Capital One Financial Corp.
1.88%, 11/02/2027	85,000	76,455
3.27%, 03/01/2030	30,000	26,793
5.25%, 07/26/2030	8,000	7,860
5.47%, 02/01/2029	10,000	9,970
5.82%, 02/01/2034	20,000	19,903
6.31%, 06/08/2029	15,000	15,389
6.38%, 06/08/2034	15,000	15,438
7.62%, 10/30/2031	25,000	27,472
Discover Financial Services
7.96%, 11/02/2034	35,000	38,937
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	135,000	131,246
Intercontinental Exchange, Inc.
4.35%, 06/15/2029	10,000	9,968
Nasdaq, Inc.
5.55%, 02/15/2034	10,000	10,388
		425,503
Electric — 2.3%
AES Corp.
3.30%, 07/15/2025*	8,000	7,705
Alabama Power Co.
3.45%, 10/01/2049	30,000	22,539
4.15%, 08/15/2044	10,000	8,564
Ameren Corp.
5.00%, 01/15/2029	40,000	40,179
Arizona Public Service Co.
5.55%, 08/01/2033	10,000	10,333
6.35%, 12/15/2032	15,000	16,281
Berkshire Hathaway Energy Co.
1.65%, 05/15/2031	10,000	8,020
4.60%, 05/01/2053	15,000	13,353
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	13,000	11,391
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	15,000	10,605
5.50%, 03/15/2034	5,000	5,244
Dominion Energy, Inc.
3.38%, 04/01/2030	15,000	13,809
5.38%, 11/15/2032	65,000	66,747
6.30%, 03/15/2033	5,000	5,364
Security Description	Shares or Principal Amount	Value

Electric (continued)
Duke Energy Carolinas LLC
2.55%, 04/15/2031	$ 20,000	$ 17,331
4.25%, 12/15/2041	10,000	8,833
Duke Energy Corp.
2.55%, 06/15/2031	55,000	46,928
4.50%, 08/15/2032	20,000	19,359
5.00%, 08/15/2052	5,000	4,667
Duke Energy Indiana LLC
2.75%, 04/01/2050	25,000	16,162
Duke Energy Progress LLC
3.70%, 10/15/2046	10,000	7,776
4.00%, 04/01/2052	10,000	8,217
4.38%, 03/30/2044	15,000	13,228
Edison International
4.13%, 03/15/2028	5,000	4,828
5.25%, 11/15/2028	5,000	5,031
6.95%, 11/15/2029	40,000	43,409
Emera, Inc.
6.75%, 06/15/2076	10,000	9,792
Evergy Metro, Inc.
2.25%, 06/01/2030	5,000	4,261
Evergy, Inc.
2.45%, 09/15/2024	25,000	24,432
2.90%, 09/15/2029	9,000	8,141
Eversource Energy
3.38%, 03/01/2032	11,000	9,734
5.13%, 05/15/2033	25,000	25,126
5.45%, 03/01/2028	5,000	5,139
5.95%, 02/01/2029	20,000	20,945
Georgia Power Co.
4.70%, 05/15/2032	15,000	14,938
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	19,000	18,699
Kentucky Power Co.
7.00%, 11/15/2033*	35,000	37,628
Monongahela Power Co.
5.85%, 02/15/2034*	10,000	10,493
National Grid PLC
5.60%, 06/12/2028	5,000	5,151
National Rural Utilities Cooperative Finance Corp.
5.80%, 01/15/2033	15,000	15,885
Nextera Energy Capital Holdings, Inc.
2.25%, 06/01/2030	20,000	17,109
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027	15,000	13,795
4.63%, 07/15/2027	39,000	38,929
5.00%, 02/28/2030 to 07/15/2032	20,000	20,127
NRG Energy, Inc.
2.45%, 12/02/2027*	17,000	15,327
Oglethorpe Power Corp.
4.50%, 04/01/2047	15,000	12,707
Ohio Edison Co.
5.50%, 01/15/2033*	10,000	10,121
Oncor Electric Delivery Co. LLC
5.65%, 11/15/2033*	15,000	15,980
Pacific Gas & Electric Co.
2.50%, 02/01/2031	15,000	12,373
4.40%, 03/01/2032	10,000	9,250
4.55%, 07/01/2030	40,000	38,095
4.95%, 07/01/2050	3,000	2,563
5.25%, 03/01/2052	2,000	1,777
5.45%, 06/15/2027	10,000	10,081
5.90%, 06/15/2032	35,000	35,588

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
6.10%, 01/15/2029	$ 50,000	$ 51,740
6.15%, 01/15/2033	25,000	25,912
6.40%, 06/15/2033	40,000	42,089
Pennsylvania Electric Co.
3.60%, 06/01/2029*	8,000	7,419
PPL Capital Funding, Inc.
4.13%, 04/15/2030	5,000	4,760
Public Service Enterprise Group, Inc.
6.13%, 10/15/2033	10,000	10,747
Puget Energy, Inc.
2.38%, 06/15/2028	20,000	17,876
4.10%, 06/15/2030	32,000	29,319
4.22%, 03/15/2032	8,000	7,237
Sempra
3.70%, 04/01/2029	7,000	6,669
5.40%, 08/01/2026	20,000	20,262
Southern California Edison Co.
2.25%, 06/01/2030	5,000	4,291
2.85%, 08/01/2029	15,000	13,669
5.30%, 03/01/2028	20,000	20,527
5.85%, 11/01/2027	5,000	5,221
Southern Co.
3.25%, 07/01/2026	45,000	43,410
5.20%, 06/15/2033	10,000	10,201
Southwestern Electric Power Co.
5.30%, 04/01/2033	60,000	60,001
Virginia Electric & Power Co.
2.45%, 12/15/2050	5,000	3,068
5.00%, 04/01/2033	20,000	20,227
Xcel Energy, Inc.
1.75%, 03/15/2027	55,000	50,155
4.60%, 06/01/2032	9,000	8,774
		1,363,663
Electronics — 0.0%
Sensata Technologies BV
5.00%, 10/01/2025*	20,000	20,024
Entertainment — 0.1%
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	7,000	6,171
5.14%, 03/15/2052	10,000	8,584
WMG Acquisition Corp.
3.88%, 07/15/2030*	65,000	58,808
		73,563
Environmental Control — 0.2%
Clean Harbors, Inc.
4.88%, 07/15/2027*	80,000	78,391
Veralto Corp.
5.35%, 09/18/2028*	20,000	20,464
		98,855
Food — 0.1%
Conagra Brands, Inc.
4.85%, 11/01/2028	18,000	17,970
General Mills, Inc.
4.95%, 03/29/2033	5,000	5,069
Sysco Corp.
5.75%, 01/17/2029	10,000	10,417
		33,456
Security Description	Shares or Principal Amount	Value

Gas — 0.3%
Atmos Energy Corp.
5.90%, 11/15/2033	$ 5,000	$ 5,425
Boston Gas Co.
3.76%, 03/16/2032*	5,000	4,441
Brooklyn Union Gas Co.
6.39%, 09/15/2033*	20,000	20,879
KeySpan Gas East Corp.
5.99%, 03/06/2033*	20,000	20,338
NiSource, Inc.
3.49%, 05/15/2027	35,000	33,696
3.60%, 05/01/2030	30,000	27,913
5.25%, 03/30/2028	25,000	25,490
Southern California Gas Co.
5.20%, 06/01/2033	20,000	20,565
Southern Co. Gas Capital Corp.
5.75%, 09/15/2033	5,000	5,250
Southwest Gas Corp.
2.20%, 06/15/2030	15,000	12,766
		176,763
Hand/Machine Tools — 0.1%
Regal Rexnord Corp.
6.05%, 04/15/2028*	50,000	50,614
6.30%, 02/15/2030*	10,000	10,259
		60,873
Healthcare-Products — 0.2%
Avantor Funding, Inc.
4.63%, 07/15/2028*	50,000	48,324
Hologic, Inc.
4.63%, 02/01/2028*	44,000	42,236
		90,560
Healthcare-Services — 0.3%
Centene Corp.
2.45%, 07/15/2028	15,000	13,359
4.63%, 12/15/2029	75,000	71,905
CommonSpirit Health
3.35%, 10/01/2029	5,000	4,565
HCA, Inc.
3.38%, 03/15/2029	25,000	23,067
Humana, Inc.
3.70%, 03/23/2029	18,000	17,291
5.75%, 12/01/2028	5,000	5,226
Kaiser Foundation Hospitals
2.81%, 06/01/2041	5,000	3,745
3.00%, 06/01/2051	17,000	12,108
Sutter Health
3.36%, 08/15/2050	8,000	5,919
UnitedHealth Group, Inc.
2.75%, 05/15/2040	10,000	7,571
3.50%, 08/15/2039	15,000	12,746
4.95%, 05/15/2062	5,000	4,932
5.88%, 02/15/2053	5,000	5,663
6.05%, 02/15/2063	5,000	5,766
		193,863
Home Builders — 0.1%
Taylor Morrison Communities, Inc.
5.75%, 01/15/2028*	42,000	42,193
Insurance — 0.3%
Aon Corp./Aon Global Holdings PLC
5.35%, 02/28/2033	10,000	10,255

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Athene Global Funding
2.65%, 10/04/2031*	$ 50,000	$ 40,622
2.72%, 01/07/2029*	29,000	25,212
Athene Holding, Ltd.
5.88%, 01/15/2034	15,000	15,137
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	78,000	68,322
Marsh & McLennan Cos., Inc.
4.75%, 03/15/2039	10,000	9,721
Willis North America, Inc.
3.60%, 05/15/2024	20,000	19,817
		189,086
Internet — 0.2%
Gen Digital, Inc.
5.00%, 04/15/2025*	35,000	34,650
6.75%, 09/30/2027*	30,000	30,520
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	77,000	75,453
		140,623
Investment Companies — 0.1%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	75,000	67,700
Iron/Steel — 0.0%
Vale Overseas, Ltd.
6.13%, 06/12/2033	10,000	10,379
Machinery-Diversified — 0.1%
Ingersoll Rand, Inc.
5.70%, 08/14/2033	5,000	5,290
Otis Worldwide Corp.
2.57%, 02/15/2030	25,000	22,230
		27,520
Media — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	70,000	63,104
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	5,000	4,338
3.50%, 03/01/2042	20,000	13,912
3.90%, 06/01/2052	15,000	10,086
4.20%, 03/15/2028	5,000	4,803
4.80%, 03/01/2050	10,000	7,741
5.75%, 04/01/2048	5,000	4,437
Comcast Corp.
2.99%, 11/01/2063	3,000	1,934
3.20%, 07/15/2036	5,000	4,203
3.25%, 11/01/2039	23,000	18,630
7.05%, 03/15/2033	5,000	5,830
Cox Communications, Inc.
2.60%, 06/15/2031*	20,000	16,944
Discovery Communications LLC
3.63%, 05/15/2030	10,000	9,064
3.90%, 11/15/2024	30,000	29,579
4.00%, 09/15/2055	33,000	23,481
5.20%, 09/20/2047	15,000	12,923
5.30%, 05/15/2049	25,000	21,464
Paramount Global
4.38%, 03/15/2043	20,000	14,776
4.95%, 01/15/2031	35,000	33,191
5.25%, 04/01/2044	15,000	12,013
Security Description	Shares or Principal Amount	Value

Media (continued)
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	$ 20,000	$ 18,497
Time Warner Cable LLC
4.50%, 09/15/2042	30,000	23,542
5.88%, 11/15/2040	25,000	22,630
		377,122
Mining — 0.1%
Glencore Funding LLC
2.63%, 09/23/2031*	10,000	8,485
2.85%, 04/27/2031*	10,000	8,623
6.38%, 10/06/2030*	30,000	32,208
		49,316
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/2029	59,000	53,949
Oil & Gas — 0.8%
BP Capital Markets America, Inc.
2.94%, 06/04/2051	3,000	2,078
4.81%, 02/13/2033	35,000	35,287
4.89%, 09/11/2033	10,000	10,175
ConocoPhillips Co.
4.03%, 03/15/2062	5,000	4,055
5.05%, 09/15/2033	20,000	20,548
5.70%, 09/15/2063	15,000	16,233
Diamondback Energy, Inc.
6.25%, 03/15/2033	10,000	10,685
Ecopetrol SA
4.63%, 11/02/2031	12,000	10,179
8.63%, 01/19/2029	40,000	42,628
Energean Israel Finance, Ltd.
4.88%, 03/30/2026*	10,000	9,200
5.88%, 03/30/2031*	30,000	25,281
Equinor ASA
3.63%, 04/06/2040	20,000	17,266
Hess Corp.
7.13%, 03/15/2033	7,000	8,091
7.30%, 08/15/2031	15,000	17,288
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	50,000	46,918
Marathon Oil Corp.
6.60%, 10/01/2037	10,000	10,565
Occidental Petroleum Corp.
6.63%, 09/01/2030	30,000	31,905
Ovintiv, Inc.
7.38%, 11/01/2031	40,000	44,064
Patterson-UTI Energy, Inc.
5.15%, 11/15/2029	20,000	19,078
7.15%, 10/01/2033	20,000	21,188
Shell International Finance BV
2.88%, 11/26/2041	15,000	11,362
3.00%, 11/26/2051	3,000	2,137
3.25%, 04/06/2050	13,000	9,766
Viper Energy, Inc.
5.38%, 11/01/2027*	33,000	32,400
		458,377
Packaging & Containers — 0.2%
Ball Corp.
6.00%, 06/15/2029	80,000	81,694

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Packaging & Containers (continued)
Graphic Packaging International LLC
4.75%, 07/15/2027*	$ 45,000	$ 43,650
		125,344
Pharmaceuticals — 0.1%
CVS Health Corp.
2.70%, 08/21/2040	15,000	10,694
5.13%, 02/21/2030	20,000	20,310
5.25%, 01/30/2031	15,000	15,387
		46,391
Pipelines — 0.8%
Cheniere Energy Partners LP
4.50%, 10/01/2029	10,000	9,565
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/2028*	20,000	20,642
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	10,000	10,340
6.04%, 11/15/2033*	20,000	20,945
6.54%, 11/15/2053*	15,000	16,515
Enbridge, Inc.
5.70%, 03/08/2033	37,000	38,458
6.00%, 11/15/2028	17,000	17,848
8.50%, 01/15/2084	25,000	26,591
Energy Transfer LP
6.05%, 12/01/2026	15,000	15,421
6.40%, 12/01/2030	60,000	64,152
EQM Midstream Partners LP
4.13%, 12/01/2026	30,000	28,976
MPLX LP
1.75%, 03/01/2026	15,000	14,031
ONEOK, Inc.
3.40%, 09/01/2029	20,000	18,432
4.35%, 03/15/2029	5,000	4,859
6.10%, 11/15/2032	15,000	15,939
Targa Resources Corp.
6.13%, 03/15/2033	15,000	15,793
6.15%, 03/01/2029	20,000	20,914
6.50%, 02/15/2053	3,000	3,242
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	5,000	4,566
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	10,000	9,064
Western Midstream Operating LP
4.75%, 08/15/2028	25,000	24,404
6.15%, 04/01/2033	15,000	15,583
Williams Cos., Inc.
4.65%, 08/15/2032	22,000	21,446
5.65%, 03/15/2033	10,000	10,446
		448,172
REITS — 0.5%
American Tower Corp.
1.45%, 09/15/2026	15,000	13,666
2.40%, 03/15/2025	10,000	9,661
2.70%, 04/15/2031	5,000	4,294
3.80%, 08/15/2029	5,000	4,747
5.80%, 11/15/2028	15,000	15,582
Crown Castle, Inc.
4.80%, 09/01/2028	40,000	39,468
5.00%, 01/11/2028	20,000	19,921
5.60%, 06/01/2029	10,000	10,225
Security Description	Shares or Principal Amount	Value

REITS (continued)
Crown Castle, Inc.
2.90%, 03/15/2027	$ 15,000	$ 14,027
Equinix, Inc.
3.20%, 11/18/2029	20,000	18,369
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	10,000	8,443
4.00%, 01/15/2031	7,000	6,304
5.30%, 01/15/2029	18,000	17,896
5.75%, 06/01/2028	15,000	15,135
SBA Tower Trust
2.84%, 01/15/2025*	40,000	38,627
VICI Properties LP
4.95%, 02/15/2030	39,000	37,842
		274,207
Retail — 0.3%
AutoZone, Inc.
4.75%, 08/01/2032	14,000	13,860
6.55%, 11/01/2033	10,000	11,110
FirstCash, Inc.
4.63%, 09/01/2028*	50,000	46,672
5.63%, 01/01/2030*	45,000	43,095
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	31,000	30,665
		145,402
Semiconductors — 0.2%
Intel Corp.
3.05%, 08/12/2051	10,000	7,042
5.90%, 02/10/2063	7,000	7,802
Marvell Technology, Inc.
2.45%, 04/15/2028	20,000	18,048
2.95%, 04/15/2031	15,000	13,108
5.95%, 09/15/2033	5,000	5,302
NXP BV/NXP Funding LLC
5.35%, 03/01/2026	8,000	8,042
5.55%, 12/01/2028	10,000	10,290
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	5,000	4,747
Qorvo, Inc.
3.38%, 04/01/2031*	20,000	17,111
		91,492
Software — 0.6%
Black Knight InfoServ LLC
3.63%, 09/01/2028*	64,000	60,560
Fair Isaac Corp.
4.00%, 06/15/2028*	60,000	56,782
MSCI, Inc.
3.63%, 11/01/2031*	20,000	17,603
3.88%, 02/15/2031*	10,000	9,137
4.00%, 11/15/2029*	10,000	9,399
Open Text Corp.
3.88%, 12/01/2029*	50,000	44,842
6.90%, 12/01/2027*	40,000	41,586
Oracle Corp.
2.30%, 03/25/2028	33,000	30,068
3.60%, 04/01/2040	6,000	4,784
3.85%, 04/01/2060	57,000	41,304
4.10%, 03/25/2061	2,000	1,524
4.90%, 02/06/2033	15,000	14,932

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
SS&C Technologies, Inc.
5.50%, 09/30/2027*	$ 45,000	$ 44,358
		376,879
Telecommunications — 0.2%
AT&T, Inc.
2.55%, 12/01/2033	5,000	4,075
3.55%, 09/15/2055	14,000	10,066
3.65%, 09/15/2059	2,000	1,433
3.80%, 12/01/2057	25,000	18,584
4.50%, 05/15/2035	5,000	4,736
Nokia Oyj
6.63%, 05/15/2039	20,000	19,780
Rogers Communications, Inc.
3.80%, 03/15/2032	15,000	13,803
T-Mobile USA, Inc.
2.05%, 02/15/2028	33,000	29,776
2.40%, 03/15/2029	5,000	4,487
5.05%, 07/15/2033	15,000	15,117
5.75%, 01/15/2034	10,000	10,606
		132,463
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	30,000	29,176
4.40%, 07/01/2027*	28,000	27,301
5.75%, 05/24/2026*	20,000	20,158
6.05%, 08/01/2028*	5,000	5,183
		81,818
Total Corporate Bonds & Notes (cost $8,284,038)		8,042,565
ASSET BACKED SECURITIES — 4.0%
Auto Loan Receivables — 1.1%
American Credit Acceptance Receivables Trust
Series 2023-3, Class B 6.09%, 11/12/2027*	20,000	20,116
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class D 2.58%, 09/18/2025	35,000	34,685
ARI Fleet Lease Trust
Series 2023-A, Class A2 5.41%, 02/17/2032*	93,946	93,767
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.65%, 05/15/2035*	83,382	83,601
DT Auto Owner Trust
Series 2023-1A, Class B 5.19%, 10/16/2028*	15,000	14,869
Series 2023-2A, Class B 5.41%, 02/15/2029*	15,000	14,924
Exeter Automobile Receivables Trust
Series 2022-1A, Class B 2.18%, 06/15/2026	5,981	5,962
Series 2019-4A, Class D 2.58%, 09/15/2025*	18,810	18,620
Series 2020-1A, Class D 2.73%, 12/15/2025*	7,820	7,717
Series 2023-1A, Class B 5.72%, 04/15/2027	20,000	19,975
Series 2022-6A, Class B 6.03%, 08/16/2027	9,000	9,016
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Series 2023-3A, Class B 6.11%, 09/15/2027	$ 8,000	$ 8,027
Flagship Credit Auto Trust
Series 2023-1, Class B 5.05%, 01/18/2028*	10,000	9,897
Series 2023-2, Class B 5.21%, 05/15/2028*	19,000	18,941
Series 2023-3, Class B 5.64%, 07/16/2029*	19,000	19,118
OneMain Direct Auto Receivables Trust
Series 2023-1A, Class A 5.41%, 11/14/2029*	100,000	100,298
Prestige Auto Receivables Trust
Series 2022-1A, Class B 6.55%, 07/17/2028*	30,000	30,108
Santander Drive Auto Receivables Trust
Series 2023-1, Class B 4.98%, 02/15/2028	15,000	14,889
Series 2023-3, Class B 5.61%, 07/17/2028	25,000	25,117
Series 2023-4, Class B 5.77%, 12/15/2028	30,000	30,410
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B 5.71%, 01/22/2030*	15,000	15,108
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	30,000	29,522
Series 2023-1A, Class B 5.41%, 01/18/2028*	10,000	9,952
World Omni Auto Receivables Trust
Series 2023-A, Class B 5.03%, 05/15/2029	15,000	14,979
		649,618
Credit Card Receivables — 0.2%
Mercury Financial Credit Card Master Trust
Series 2022-1A, Class A 2.50%, 09/21/2026*	100,000	97,258
Home Equity — 0.2%
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2 7.05%, (TSFR1M+1.69%), 10/25/2034	2,488	2,421
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2 5.57%, (TSFR1M+0.21%), 02/25/2037	24,916	12,074
Soundview Home Loan Trust FRS
Series 2006-3, Class A4 5.97%, (TSFR1M+0.61%), 11/25/2036	119,796	112,465
		126,960
Other Asset Backed Securities — 2.5%
510 Asset Backed Trust
Series 2021-NPL2, Class A1 2.12%, 06/25/2061*(3)	44,366	43,038
Series 2021-NPL1, Class A1 2.24%, 06/25/2061*(3)	45,682	43,357
Aligned Data Centers Issuer LLC
Series 2023-1A, Class A2 6.00%, 08/17/2048*	40,000	39,597
Bain Capital Credit CLO, Ltd. FRS
Series 2019-1A, Class AR 6.79%, (TSFR3M+1.39%), 04/19/2034*	100,000	99,967

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
CNH Equipment Trust
Series 2023-A, Class A4 4.77%, 10/15/2030	$ 10,000	$ 9,933
DLLAA LLC
Series 2023-1A, Class A3 5.64%, 02/22/2028*	15,000	15,237
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	48,750	43,095
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	47,500	46,148
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	99,438	95,432
Navient Private Education Refi Loan Trust
Series 2023-A, Class A 5.51%, 10/15/2071*	92,572	92,506
Pretium Mtg. Credit Partners LLC
Series 2021-RN1, Class A1 1.99%, 02/25/2061*(3)	50,859	49,632
Series 2022-NPL1, Class A1 2.98%, 01/25/2052*(3)	59,825	59,275
Securitized Asset Backed Receivables LLC Trust FRS
Series 2007-BR5, Class A2A 5.60%, (TSFR1M+0.24%), 05/25/2037	46,236	33,887
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.90%, 07/25/2048*	40,000	39,358
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	25,000	23,128
Taco Bell Funding LLC
Series 2021-1A, Class A2II 2.29%, 08/25/2051*	102,180	87,681
VCAT LLC
Series 2021-NPL4, Class A1 1.87%, 08/25/2051*(3)	49,133	47,351
Venture 42 CLO, Ltd. FRS
Series 2021-42A, Class A1A 6.79%, (TSFR3M+1.39%), 04/15/2034*	100,000	99,034
Vericrest Opportunity Loan Trust
Series 2021-NP11, Class A1 1.87%, 08/25/2051*(3)	59,228	55,999
VOLT CIII LLC
Series 2021-CF1, Class A1 1.99%, 08/25/2051*(3)	53,400	51,052
VOLT XCIV LLC
Series 2021-NPL3, Class A1 2.24%, 02/27/2051*(3)	47,522	46,310
VOLT XCVII LLC
Series 2021-NPL6, Class A1 2.24%, 04/25/2051*(3)	48,836	47,098
Wellfleet CLO X, Ltd. FRS
Series 2019-XA, Class A1R 6.85%, (TSFR3M+1.43%), 07/20/2032*	249,681	247,658
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	$ 46,998	$ 43,657
		1,459,430
Total Asset Backed Securities (cost $2,323,954)		2,333,266
COLLATERALIZED MORTGAGE OBLIGATIONS — 6.6%
Commercial and Residential — 5.0%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	110,000	105,339
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(2)	20,121	17,063
Series 2020-R1, Class A1 0.99%, 04/25/2053*(2)	13,271	12,119
Series 2021-2, Class A1 0.99%, 04/25/2066*(2)	19,621	16,559
Series 2021-3, Class A1 1.07%, 05/25/2066*(2)	36,521	30,384
Series 2021-4, Class A2 1.24%, 01/20/2065*(2)	25,513	20,512
Series 2020-3, Class A1 1.69%, 04/25/2065*(2)	18,635	17,178
BANK
Series 2019-BN17, Class A4 3.71%, 04/15/2052	91,000	85,298
BANK VRS
Series 2017-BNK8, Class XA 0.71%, 11/15/2050(2)(4)	812,533	17,916
Series 2020-BN26, Class XA 1.21%, 03/15/2063(2)(4)	970,177	52,532
BBCMS Mtg. Trust VRS
Series 2022-C18, Class A4 5.44%, 12/15/2055(2)	20,000	20,619
Series 2022-C18, Class A5 5.71%, 12/15/2055(2)	10,000	10,503
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1 5.02%, 02/25/2036(2)	24,305	21,360
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.46%, 07/15/2051(2)(4)	289,171	4,297
Series 2018-B1, Class XA 0.52%, 01/15/2051(2)(4)	127,871	2,111
Series 2018-B8, Class XA 0.62%, 01/15/2052(2)(4)	899,016	21,085
Series 2019-B10, Class XA 1.19%, 03/15/2062(2)(4)	282,678	14,052
Series 2020-B22, Class XA 1.51%, 01/15/2054(2)(4)	149,037	11,825
Series 2020-B18, Class XA 1.78%, 07/15/2053(2)(4)	97,362	6,333
Citigroup Commercial Mtg. Trust
Series 2014-GC19, Class A4 4.02%, 03/11/2047	8,997	8,982
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 4.10%, (H15T1Y+2.4%), 03/25/2036	11,006	10,195
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(2)	32,455	26,254

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2021-3, Class A1 0.96%, 09/27/2066*(2)	$ 70,860	$ 56,236
Series 2021-2, Class A3 1.34%, 08/25/2066*(2)	36,464	29,133
Commercial Mtg. Trust
Series 2015-LC19, Class A4 3.18%, 02/10/2048	90,000	87,534
Series 2014-CR21, Class A3 3.53%, 12/10/2047	103,223	100,797
Series 2014-UBS2, Class A5 3.96%, 03/10/2047	49,003	48,917
Series 2014-CR17, Class A5 3.98%, 05/10/2047	60,000	59,500
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1 5.75%, 12/25/2035	15,084	7,400
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.71%, 06/15/2057(2)(4)	821,698	4,687
CSMC Trust VRS
Series 2021-NQM5, Class A1 0.94%, 05/25/2066*(2)	62,419	49,413
Series 2021-NQM4, Class A1 1.10%, 05/25/2066*(2)	47,845	39,546
Series 2021-NQM2, Class A1 1.18%, 02/25/2066*(2)	40,779	34,700
Series 2021-NQM8, Class A1 1.84%, 10/25/2066*(2)	77,258	64,967
Series 2022-NQM1, Class A1 2.27%, 11/25/2066*(2)	85,971	73,421
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(2)	22,188	19,968
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	115,000	106,521
Series 2016-C1, Class ASB 3.04%, 05/10/2049	29,477	28,644
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.70%, 09/15/2053(2)(4)	99,299	5,602
First Horizon Alternative Mtg. Securities Trust VRS
Series 2005-AA3, Class 3A1 6.79%, 05/25/2035(2)	15,920	14,359
GCAT Trust VRS
Series 2021-NQM1, Class A1 0.87%, 01/25/2066*(2)	30,670	25,073
Series 2021-NQM3, Class A1 1.09%, 05/25/2066*(2)	50,916	41,840
Series 2021-NQM4, Class A1 1.09%, 08/25/2066*(2)	63,221	50,021
Series 2021-NQM7, Class A1 1.92%, 08/25/2066*(2)	58,152	50,626
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	110,000	78,731
Series 2005-ROCK, Class A 5.37%, 05/03/2032*	30,000	29,380
GS Mtg. Securities Corp. Trust VRS
Series 2018-GS10, Class XA 0.31%, 07/10/2051(2)(4)	1,044,175	14,069
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
GS Mtg. Securities Trust
Series 2014-GC20, Class A5 4.00%, 04/10/2047	$ 66,866	$ 66,655
GSR Mtg. Loan Trust VRS
Series 2007-AR1, Class 2A1 4.28%, 03/25/2047(2)	8,675	5,502
Series 2006-AR2, Class 3A1 4.95%, 04/25/2036(2)	2,958	1,876
Impac CMB Trust FRS
Series 2005-4, Class 1A1A 6.01%, (TSFR1M+0.38%), 05/25/2035	12,596	11,481
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	80,000	73,437
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	20,000	16,769
Legacy Mtg. Asset Trust
Series 2019-GS7, Class A1 7.25%, 11/25/2059*(3)	63,416	63,398
LSTAR Securities Investment, Ltd. FRS
Series 2021-1, Class A 8.27%, (TSFR1M+2.91%), 02/01/2026*	42,988	43,079
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A2, Class A2 4.34%, 02/25/2035(2)	9,745	9,222
Series 2005-A1, Class 2A1 5.85%, 12/25/2034(2)	3,647	3,536
Mill City Mtg. Loan Trust VRS
Series 2017-3, Class A1 2.75%, 01/25/2061*(2)	7,459	7,305
Series 2018-1, Class A1 3.25%, 05/25/2062*(2)	15,170	14,790
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 0.95%, 12/15/2047(2)(4)	166,018	599
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.32%, 06/15/2050(2)(4)	93,327	2,595
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22 6.00%, 08/25/2037	17,159	6,258
MortgageIT Trust FRS
Series 2005-4, Class A1 6.03%, (TSFR1M+0.67%), 10/25/2035	15,390	14,927
New Residential Mtg. Loan Trust FRS
Series 2017-5A, Class A1 6.97%, (TSFR1M+1.61%), 06/25/2057*	17,724	17,599
New Residential Mtg. Loan Trust VRS
Series 2016-2A, Class A1 3.75%, 11/26/2035*(2)	19,985	18,877
Series 2015-1A, Class A3 3.75%, 05/28/2052*(2)	8,836	8,292
Series 2016-4A, Class A1 3.75%, 11/25/2056*(2)	21,004	19,727
Series 2017-4A, Class A1 4.00%, 05/25/2057*(2)	19,148	18,070
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(2)	67,610	55,334

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
NRP Mtg. Trust VRS
Series 2013-1, Class A1 3.25%, 07/25/2043*(2)	$ 3,655	$ 3,216
OBX Trust VRS
Series 2021-NQM1, Class A1 1.07%, 02/25/2066*(2)	39,803	32,820
Series 2022-NQM1, Class A1 2.31%, 11/25/2061*(2)	77,632	66,558
Preston Ridge Partners Mtg.
Series 2020-4, Class A1 5.61%, 10/25/2025*(3)	59,254	59,063
PRPM LLC
Series 2021-7, Class A1 1.87%, 08/25/2026*(3)	58,415	56,550
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	85,000	76,243
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(2)	46,760	36,792
STAR Trust VRS
Series 2021-1, Class A1 1.22%, 05/25/2065*(2)	28,373	25,081
Starwood Mtg. Residential Trust VRS
Series 2021-3, Class A1 1.13%, 06/25/2056*(2)	51,490	42,251
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(2)	89,701	77,161
Tyson Corner Mtg. Trust VRS
Series 2023-CRNR, Class A 6.80%, 12/10/2033*(2)	45,000	46,836
Verus Securitization Trust VRS
Series 2021-2, Class A1 1.03%, 02/25/2066*(2)	39,881	34,418
Wells Fargo Commercial Mtg. Trust
Series 2014-LC16, Class A5 3.82%, 08/15/2050	65,000	64,108
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 0.87%, 09/15/2057(2)(4)	525,465	6,214
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR14, Class 2A1 6.38%, 10/25/2036(2)	6,260	5,502
WF-RBS Commercial Mtg. Trust
Series 2014-C20, Class A5 4.00%, 05/15/2047	120,000	118,539
Series 2014-LC14, Class A5 4.05%, 03/15/2047	6,770	6,752
Series 2014-C19, Class A5 4.10%, 03/15/2047	38,922	38,755
		2,929,788
U.S. Government Agency — 1.6%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
3.24%, 08/25/2027	68,000	65,380
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-1510, Class X1 0.48%, 01/25/2034(2)(4)	174,078	5,852
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series K064, Class X1 0.60%, 03/25/2027(2)(4)	$ 288,878	$ 4,639
Series K122, Class X1 0.88%, 11/25/2030(2)(4)	99,185	4,682
Series K121, Class X1 1.02%, 10/25/2030(2)(4)	110,351	5,886
Series K104, Class X1 1.12%, 01/25/2030(2)(4)	166,444	8,874
Series K114, Class X1 1.12%, 06/25/2030(2)(4)	203,688	11,747
Series K111, Class X1 1.57%, 05/25/2030(2)(4)	99,213	7,734
Federal Home Loan Mtg. Corp. REMIC
Series 4216, Class KQ 1.70%, 10/15/2039	3,667	3,591
Series 3964, Class MD 2.00%, 01/15/2041	292	281
Series 5170, Class DP 2.00%, 07/25/2050	46,452	39,632
Series 4961, Class JB 2.50%, 12/15/2042	22,625	20,370
Series 3883, Class PB 3.00%, 05/15/2041	6,942	6,565
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	12,496	11,422
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Debt Notes FRS
Series 2023-DNA2, Class M1B 8.59%, (SOFR30A+3.25%), 04/25/2043*	15,000	15,613
Series 2023-HQA2, Class M1B 8.69%, (SOFR30A+3.35%), 06/25/2043*	55,000	58,047
Series 2022-HQA2, Class M1B 9.34%, (SOFR30A+4.00%), 07/25/2042*	20,000	20,966
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA3, Class M1B 8.24%, (SOFR30A+2.90%), 04/25/2042*	20,000	20,536
Series 2022-DNA4, Class M1B 8.69%, (SOFR30A+3.35%), 05/25/2042*	25,000	25,996
Series 2023-HQA1, Class M1B 8.84%, (SOFR30A+3.50%), 05/25/2043*	50,000	52,840
Series 2022-HQA3, Class M1B 8.89%, (SOFR30A+3.55%), 08/25/2042*	10,000	10,339
Series 2022-DNA6, Class M1B 9.04%, (SOFR30A+3.70%), 09/25/2042*	20,000	21,039
Series 2022-DNA5, Class M1B 9.84%, (SOFR30A+4.50%), 06/25/2042*	35,000	37,686
Federal National Mtg. Assoc.
Series 415, Class A3 STRIPS 3.00%, 11/25/2042	12,778	11,846
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-HRP1, Class M2 7.60%, (SOFR30A+2.26%), 11/25/2039*	5,721	5,770
Series 2023-R06, Class 1M2 8.04%, (SOFR30A+2.70%), 07/25/2043*	35,000	35,665
Series 2023-R05, Class 1M2 8.44%, (SOFR30A+3.1%), 06/25/2043*	17,000	17,753
Series 2017-C01, Class 1M2 9.00%, (SOFR30A+3.66%), 07/25/2029	10,686	11,062
Series 2016-C07, Class 2M2 9.80%, (SOFR30A+4.46%), 05/25/2029	18,405	19,414

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	$ 5,178	$ 4,990
Series 2011-117, Class MA 2.00%, 08/25/2040	315	307
Series 2012-21, Class PQ 2.00%, 09/25/2041	4,228	3,858
Series 2012-18, Class GA 2.00%, 12/25/2041	7,557	6,826
Series 2016-11, Class GA 2.50%, 03/25/2046	10,737	9,864
Series 2019-54, Class KC 2.50%, 09/25/2049	40,228	36,705
Series 2015-48, Class QB 3.00%, 02/25/2043	8,363	7,975
Series 2016-38, Class NA 3.00%, 01/25/2046	6,241	5,715
Series 2017-16, Class PB 3.00%, 03/25/2047	30,000	25,579
Series 2017-34, Class JK 3.00%, 05/25/2047	4,097	3,892
Series 2019-45, Class PT 3.00%, 08/25/2049	16,133	14,598
Series 2012-52, Class PA 3.50%, 05/25/2042	6,475	6,200
Series 2012-120, Class ZB 3.50%, 11/25/2042	51,708	47,869
Series 2017-26, Class CG 3.50%, 07/25/2044	5,882	5,746
Series 2018-23, Class LA 3.50%, 04/25/2048	15,104	14,282
Series 2019-7, Class JA 3.50%, 03/25/2049	13,915	13,190
Series 2019-14, Class CA 3.50%, 04/25/2049	16,992	16,121
Series 2017-35, Class AH 3.50%, 04/25/2053	6,657	6,486
Series 2017-84, Class KA 3.50%, 04/25/2053	7,828	7,562
Series 2018-70, Class HA 3.50%, 10/25/2056	11,237	10,805
Series 2019-12, Class HA 3.50%, 11/25/2057	16,070	15,206
Series 2017-49, Class JA 4.00%, 07/25/2053	6,948	6,796
Series 2022-90, Class AY 4.50%, 12/25/2041	70,000	67,817
Federal National Mtg. Assoc. REMIC VRS
Series 2019-M21, Class X3 1.16%, 06/25/2034(2)(4)	330,041	18,198
Government National Mtg. Assoc. REMIC
Series 2015-56, Class LB 1.50%, 04/16/2040	250	249
Series 2013-37, Class LG 2.00%, 01/20/2042	7,048	6,664
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2005-74, Class HB 7.50%, 09/16/2035	$ 94	$ 95
Series 2005-74, Class HC 7.50%, 09/16/2035	1,300	1,325
		926,147
Total Collateralized Mortgage Obligations (cost $4,333,624)		3,855,935
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 23.4%
U.S. Government — 7.9%
United States Treasury Bonds
1.25%, 05/15/2050	591,000	318,470
1.38%, 08/15/2050	190,000	105,873
2.25%, 08/15/2046 to 02/15/2052	210,000	146,461
2.50%, 02/15/2045	90,000	68,150
2.88%, 08/15/2045	370,000	298,341
3.00%, 08/15/2052	340,000	278,043
3.13%, 08/15/2044	600,000	508,055
3.38%, 05/15/2044(5)(6)	1,015,000	894,905
3.63%, 08/15/2043 to 05/15/2053	460,000	423,804
3.88%, 02/15/2043	130,000	123,947
United States Treasury Bonds TIPS
0.25%, 02/15/2050(7)	257,299	167,554
0.88%, 02/15/2047(7)	44,610	35,127
1.38%, 07/15/2033(7)	10,131	9,821
United States Treasury Notes
3.38%, 05/15/2033	310,000	297,503
3.63%, 05/31/2028	295,000	291,877
4.13%, 06/15/2026	230,000	229,946
4.50%, 11/15/2033	115,000	120,732
United States Treasury Notes TIPS
0.25%, 07/15/2029(7)	312,733	288,989
		4,607,598
U.S. Government Agency — 15.5%
Federal Home Loan Mtg. Corp.
2.00%, 03/01/2051	334,971	274,949
2.50%, 01/01/2028 to 01/01/2052	450,808	383,854
3.00%, 08/01/2027	899	863
3.50%, 03/01/2042 to 09/01/2043	18,873	17,831
4.00%, 10/01/2043	9,580	9,332
4.50%, 01/01/2039	374	374
5.00%, 05/01/2034 to 10/01/2052	558,827	553,174
5.50%, 07/01/2034 to 05/01/2037	2,605	2,686
6.00%, 08/01/2026	1,911	1,943
6.50%, 05/01/2029	291	302
Federal Home Loan Mtg. Corp. FRS
4.74%, (RFUCCT6M+1.49%), 02/01/2037	336	338
Federal National Mtg. Assoc.
2.00%, 04/01/2051 to 05/01/2051	1,002,061	822,518
2.50%, 02/01/2043 to 05/01/2051	224,875	194,015
2.97%, 06/01/2027	96,072	91,627
3.00%, 12/01/2027 to 01/01/2028	4,582	4,383
4.50%, 01/01/2039 to 05/01/2041	10,075	10,058
5.00%, 05/01/2035 to 09/01/2052	226,217	224,173
5.50%, 12/01/2029 to 06/01/2038	73,142	75,313
6.00%, 12/01/2033 to 11/01/2038	5,441	5,667
7.00%, 06/01/2037	3,410	3,575
Federal National Mtg. Assoc. FRS
5.04%, (RFUCCT1Y+1.57%), 05/01/2037	429	439
6.07%, (RFUCCT1Y+1.82%), 10/01/2040	452	466
Government National Mtg. Assoc.
2.50%, February 30 TBA	350,000	306,141

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
3.00%, February 30 TBA		$ 750,000	$ 678,982
3.50%, February 30 TBA		600,000	558,750
4.00%, 07/15/2041 to 10/15/2041		13,839	13,407
4.00%, February 30 TBA		75,000	71,602
4.50%, 06/15/2041		29,535	29,301
4.50%, February 30 TBA		225,000	219,586
6.00%, 11/15/2028		3,835	3,861
7.00%, 07/15/2033		1,581	1,626
Government National Mtg. Corp.
2.00%, 12/20/2050		49,711	42,092
Uniform Mtg. Backed Securities
1.50%, February 15 TBA		175,000	152,059
2.00%, February 15 TBA		175,000	156,871
2.00%, February 30 TBA		200,000	163,437
3.00%, February 30 TBA		250,000	221,123
4.00%, February 30 TBA		425,000	401,940
4.50%, February 30 TBA		920,000	891,753
5.00%, February 30 TBA		200,000	197,859
5.50%, February 30 TBA		755,000	758,185
6.00%, February 30 TBA		1,525,000	1,548,352
			9,094,807
Total U.S. Government & Agency Obligations (cost $14,570,223)			13,702,405
FOREIGN GOVERNMENT OBLIGATIONS — 1.0%
Sovereign — 1.0%
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	577,000	117,279
Government of Hungary
1.63%, 04/28/2032	EUR	110,000	98,493
Government of Macedonia
2.75%, 01/18/2025	EUR	100,000	107,629
Government of Romania
2.63%, 12/02/2040*	EUR	65,000	48,076
2.75%, 04/14/2041	EUR	60,000	44,379
3.38%, 02/08/2038	EUR	25,000	21,559
Republic of Indonesia
1.10%, 03/12/2033	EUR	100,000	87,076
Republic of Philippines
1.75%, 04/28/2041	EUR	100,000	76,951
Total Foreign Government Obligations (cost $782,070)			601,442
MUNICIPAL SECURITIES — 0.7%
Chicago Board of Education General Obligation Bonds
6.14%, 12/01/2039		15,000	14,192
6.32%, 11/01/2029		45,000	45,055
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040		10,000	8,655
County of Riverside, CA Revenue Bonds
3.07%, 02/15/2028		70,000	65,994
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025		65,000	61,674
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045		30,000	30,895
5.18%, 11/15/2049		20,000	19,499
Security Description	Shares or Principal Amount	Value

Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057	$ 10,000	$ 11,411
New York Transportation Development Corp. Revenue Bonds
4.25%, 09/01/2035	60,000	58,475
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028	65,000	69,251
State of California General Obligation Bonds
7.30%, 10/01/2039	15,000	18,135
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035	30,000	30,574
Total Municipal Securities (cost $454,846)		433,810
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	10,000	10
PURCHASED OPTIONS† — 0.0%
Purchased Options - Calls — 0.0%
Over the Counter call option on the USD vs. CNY (Expiration Date: 01/17/2024; Strike Price: CNY 7.43; Counterparty: JPMorgan Chase Bank, N.A.)	4,993,406	70
Over the Counter call option on the USD vs. CNY (Expiration Date: 05/24/2024; Strike Price: CNY 7.57; Counterparty: Standard Chartered Bank)	5,872,577	5,426
Over the Counter call option on the USD vs. CNY (Expiration Date: 08/12/2024; Strike Price: CNY 7.79; Counterparty: JPMorgan Chase Bank, N.A.)	5,629,971	4,566
Total Purchased Options (cost $71,661)		10,062
Total Long-Term Investment Securities (cost $58,625,700)		62,774,425
REPURCHASE AGREEMENTS — 2.5%
Bank of America Securities LLC Joint Repurchase Agreement(8)	285,000	285,000
Barclays Capital, Inc. Joint Repurchase Agreement(8)	300,000	300,000
BNP Paribas SA Joint Repurchase Agreement(8)	290,000	290,000
Deutsche Bank AG Joint Repurchase Agreement(8)	285,000	285,000
RBS Securities, Inc. Joint Repurchase Agreement(8)	285,000	285,000
Total Repurchase Agreements (cost $1,445,000)		1,445,000
TOTAL INVESTMENTS (cost $60,070,700)	109.8%	64,219,425
Other assets less liabilities	(9.8)	(5,735,908)
NET ASSETS	100.0%	$58,483,517
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Moderate Growth Portfolio has no right to demand registration of these securities. At December 31, 2023, the aggregate value of these securities was $7,380,008 representing 12.6% of net assets.
(1)	Securities classified as Level 3 (see Note 1).

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of December 31, 2023.
(4)	Interest Only
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	Principal amount of security is adjusted for inflation.
(8)	See Note 2 for details of Joint Repurchase Agreements.
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
BRL—Brazilian Real
CNY—Chinese Yuan
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at December 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	65,000	USD	Fixed 2.880%	12-Month SOFR	Annual	Annual	Mar 2053	$ 723	$ 4,591	$ 5,314
Centrally Cleared	120,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	71	7,753	7,824
Centrally Cleared	230,000	USD	Fixed 3.590	12-Month SOFR	Annual	Annual	Sep 2053	1,016	(12,784)	(11,768)
								$1,810	$(440)	$1,370
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	E-Mini Russell 2000 Index	March 2024	$ 100,262	$ 102,385	$ 2,123
5	Long	U.S. Treasury 10 Year Notes	March 2024	563,828	564,453	625
6	Long	U.S. Treasury 2 Year Notes	March 2024	1,222,409	1,235,484	13,075
17	Long	U.S. Treasury 5 Year Notes	March 2024	1,803,219	1,849,149	45,930
1	Long	U.S. Treasury Ultra 10 Year Notes	March 2024	112,742	118,015	5,273
						$67,026
						Unrealized (Depreciation)
8	Short	Canada 10 Year Bonds	March 2024	$717,716	$749,737	$ (32,021)
1	Short	Euro Buxl 30 Year Bonds	March 2024	146,406	156,452	(10,046)
1	Short	Euro-BTP	March 2024	127,657	131,536	(3,879)
1	Short	Euro-BUND	March 2024	147,642	151,484	(3,842)
2	Short	U.S. Treasury Long Bonds	March 2024	230,641	249,875	(19,234)
5	Short	U.S. Treasury Ultra Bonds	March 2024	603,382	667,968	(64,586)
						$(133,608)
		Net Unrealized Appreciation (Depreciation)				$(66,582)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank, N.A.	EUR	11,000	USD	12,106	03/20/2024	$—	$ (75)
Deutsche Bank AG	EUR	433,000	USD	476,559	03/20/2024	—	(2,921)
Goldman Sachs International	BRL	551,000	USD	110,225	03/20/2024	—	(2,384)
Unrealized Appreciation (Depreciation)						$—	$(5,380)
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$2,233,791	$—	$0	$2,233,791
Other Industries	31,561,139	—	—	31,561,139
Corporate Bonds & Notes	—	8,042,565	—	8,042,565
Asset Backed Securities	—	2,333,266	—	2,333,266
Collateralized Mortgage Obligations	—	3,855,935	—	3,855,935
U.S. Government & Agency Obligations	—	13,702,405	—	13,702,405
Foreign Government Obligations	—	601,442	—	601,442
Municipal Securities	—	433,810	—	433,810
Escrows and Litigation Trusts	—	10	—	10
Purchased Options	—	10,062	—	10,062
Repurchase Agreements	—	1,445,000	—	1,445,000
Total Investments at Value	$33,794,930	$30,424,495	$0	$64,219,425
Other Financial Instruments:†
Swaps	$—	$12,344	$—	$12,344
Futures Contracts	67,026	—	—	67,026
Total Other Financial Instruments	$67,026	$12,344	$—	$79,370
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$12,784	$—	$12,784
Futures Contracts	133,608	—	—	133,608
Forward Foreign Currency Contracts	—	5,380	—	5,380
Total Other Financial Instruments	$133,608	$18,164	$—	$151,772
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.4%
Advertising — 0.3%
Stagwell, Inc.†	67,223	$ 445,688
Aerospace/Defense — 1.1%
AAR Corp.†	1,574	98,218
AeroVironment, Inc.†	1,234	155,533
Barnes Group, Inc.	2,379	77,627
Hexcel Corp.	13,025	960,594
Joby Aviation, Inc.†	9,319	61,971
Kaman Corp.	1,325	31,734
Mercury Systems, Inc.†	2,449	89,560
Moog, Inc., Class A	1,350	195,453
National Presto Industries, Inc.	246	19,749
Triumph Group, Inc.†	3,609	59,837
		1,750,276
Agriculture — 0.6%
Andersons, Inc.	3,499	201,332
Darling Ingredients, Inc.†	7,582	377,887
Dole PLC	8,434	103,654
Fresh Del Monte Produce, Inc.	2,545	66,806
Universal Corp.	1,153	77,620
Vector Group, Ltd.	6,223	70,195
Vital Farms, Inc.†	2,469	38,739
		936,233
Airlines — 0.4%
Alaska Air Group, Inc.†	6,013	234,928
Allegiant Travel Co.	708	58,488
JetBlue Airways Corp.†	15,649	86,852
SkyWest, Inc.†	5,417	282,767
Sun Country Airlines Holdings, Inc.†	1,830	28,786
		691,821
Apparel — 1.2%
Crocs, Inc.†	2,443	228,201
Hanesbrands, Inc.†	16,436	73,305
Kontoor Brands, Inc.	2,348	146,562
Oxford Industries, Inc.	4,577	457,700
Steven Madden, Ltd.	17,857	749,994
Urban Outfitters, Inc.†	6,599	235,518
Wolverine World Wide, Inc.	3,734	33,195
		1,924,475
Auto Manufacturers — 0.0%
Wabash National Corp.	2,164	55,442
Auto Parts & Equipment — 0.9%
Adient PLC†	4,362	158,602
American Axle & Manufacturing Holdings, Inc.†	11,835	104,266
Dana, Inc.	6,032	88,128
Dorman Products, Inc.†	1,331	111,019
Gentherm, Inc.†	9,914	519,097
Lear Corp.	380	53,660
Methode Electronics, Inc.	1,691	38,437
Phinia, Inc.	2,192	66,396
Standard Motor Products, Inc.	877	34,913
Titan International, Inc.†	3,972	59,103
Visteon Corp.†	656	81,934
XPEL, Inc.†	1,945	104,738
		1,420,293
Banks — 8.0%
Amalgamated Financial Corp.	435	11,719
Ameris Bancorp	6,126	324,984
Security Description	Shares or Principal Amount	Value

Banks (continued)
Associated Banc-Corp	1,814	$ 38,801
Atlantic Union Bankshares Corp.	3,522	128,694
BancFirst Corp.	680	66,184
Bancorp, Inc.†	6,385	246,206
Bank of Hawaii Corp.	1,866	135,210
Bank of N.T. Butterfield & Son, Ltd.	7,049	225,638
BankUnited, Inc.	5,088	165,004
Banner Corp.	3,349	179,372
Business First Bancshares, Inc.	1,660	40,919
Byline Bancorp, Inc.	4,039	95,159
Capital City Bank Group, Inc.	1,310	38,553
Cathay General Bancorp	3,411	152,028
Central Pacific Financial Corp.	2,378	46,799
City Holding Co.	745	82,144
Coastal Financial Corp.†	1,896	84,201
Community Bank System, Inc.	2,507	130,640
ConnectOne Bancorp, Inc.	11,934	273,408
Customers Bancorp, Inc.†	6,177	355,919
CVB Financial Corp.	15,118	305,232
Dime Community Bancshares, Inc.	1,641	44,192
Eagle Bancorp, Inc.	1,405	42,347
Eastern Bankshares, Inc.	12,803	181,803
Enterprise Financial Services Corp.	2,718	121,359
Equity Bancshares, Inc., Class A	364	12,340
FB Financial Corp.	1,650	65,752
Financial Institutions, Inc.	290	6,177
First Bancorp	1,929	71,392
First BanCorp/Puerto Rico	65,214	1,072,770
First Bancshares, Inc.	1,391	40,798
First Citizens BancShares, Inc., Class A	86	122,031
First Commonwealth Financial Corp.	6,883	106,274
First Financial Bancorp	4,466	106,067
First Financial Corp.	724	31,154
First Hawaiian, Inc.	5,992	136,977
First Merchants Corp.	17,214	638,295
First Mid Bancshares, Inc.	1,251	43,360
FNB Corp.	1,554	21,399
Fulton Financial Corp.	7,709	126,890
Hanmi Financial Corp.	1,427	27,684
Heartland Financial USA, Inc.	878	33,022
Heritage Commerce Corp.	6,887	68,319
Heritage Financial Corp.	10,470	223,953
Hilltop Holdings, Inc.	2,173	76,511
Home BancShares, Inc.	3,060	77,510
Hope Bancorp, Inc.	10,331	124,798
Independent Bank Corp./Massachusetts	2,059	135,503
Independent Bank Group, Inc.	1,686	85,784
Lakeland Financial Corp.	1,194	77,801
Live Oak Bancshares, Inc.	734	33,397
Mercantile Bank Corp.	273	11,024
Merchants Bancorp	3,801	161,847
Mid Penn Bancorp, Inc.	277	6,726
MidWestOne Financial Group, Inc.	437	11,760
MVB Financial Corp.	125	2,820
National Bank Holdings Corp., Class A	2,474	92,008
NBT Bancorp, Inc.	2,211	92,663
OFG Bancorp	8,764	328,475
Old National Bancorp	10,415	175,909
Old Second Bancorp, Inc.	5,235	80,828
Park National Corp.	673	89,415
Pathward Financial, Inc.	4,752	251,523
Pinnacle Financial Partners, Inc.	958	83,557
Popular, Inc.	3,878	318,267

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Preferred Bank	1,270	$ 92,773
Premier Financial Corp.	625	15,062
QCR Holdings, Inc.	2,289	133,655
Renasant Corp.	2,636	88,780
S&T Bancorp, Inc.	1,795	59,989
Seacoast Banking Corp. of Florida	25,877	736,459
ServisFirst Bancshares, Inc.	2,300	153,249
Simmons First National Corp., Class A	5,877	116,600
South Plains Financial, Inc.	154	4,460
Southside Bancshares, Inc.	2,011	62,985
SouthState Corp.	7,864	664,115
Stellar Bancorp, Inc.	2,201	61,276
Tompkins Financial Corp.	586	35,295
Towne Bank	1,481	44,075
TriCo Bancshares	13,805	593,201
Triumph Financial, Inc.†	1,017	81,543
TrustCo Bank Corp.	893	27,728
Trustmark Corp.	2,867	79,932
UMB Financial Corp.	258	21,556
United Bankshares, Inc.	1,221	45,849
United Community Banks, Inc.	18,093	529,401
Veritex Holdings, Inc.	2,551	59,362
Walker & Dunlop, Inc.	1,571	174,397
WesBanco, Inc.	1,212	38,020
Westamerica BanCorp	1,811	102,158
Wintrust Financial Corp.	2,517	233,452
		13,044,667
Beverages — 0.7%
Coca-Cola Consolidated, Inc.	120	111,408
MGP Ingredients, Inc.	734	72,314
National Beverage Corp.†	1,096	54,493
Primo Water Corp.	54,500	820,225
Vita Coco Co., Inc.†	5,596	143,537
		1,201,977
Biotechnology — 3.5%
ACADIA Pharmaceuticals, Inc.†	6,420	201,010
Allogene Therapeutics, Inc.†	10,840	34,796
Amicus Therapeutics, Inc.†	19,675	279,188
ANI Pharmaceuticals, Inc.†	1,406	77,527
Arcus Biosciences, Inc.†	2,531	48,342
Arrowhead Pharmaceuticals, Inc.†	2,070	63,342
Atara Biotherapeutics, Inc.†	30,157	15,465
Axsome Therapeutics, Inc.†	2,685	213,699
Biohaven, Ltd.†	294	12,583
Bluebird Bio, Inc.†	668	922
Blueprint Medicines Corp.†	1,101	101,556
Bridgebio Pharma, Inc.†	1,156	46,668
Certara, Inc.†	5,029	88,460
Cytek Biosciences, Inc.†	4,646	42,372
Cytokinetics, Inc.†	4,604	384,388
Dynavax Technologies Corp.†	6,069	84,845
Esperion Therapeutics, Inc.†	36,622	109,500
Evolus, Inc.†	47,531	500,501
Immunovant, Inc.†	3,765	158,619
Innoviva, Inc.†	2,648	42,474
Insmed, Inc.†	3,578	110,882
Intellia Therapeutics, Inc.†	2,097	63,938
Intra-Cellular Therapies, Inc.†	5,928	424,563
Ligand Pharmaceuticals, Inc.†	770	54,993
MeiraGTx Holdings PLC†	7,810	54,826
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Mural Oncology PLC†	260	$ 1,539
Myriad Genetics, Inc.†	4,163	79,680
NeoGenomics, Inc.†	30,147	487,778
OmniAb, Inc. (Earnout Shares 12.50)†(1)	927	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	927	0
Ovid therapeutics, Inc.†	35,644	114,774
Prothena Corp. PLC†	2,380	86,489
PTC Therapeutics, Inc.†	2,014	55,506
REGENXBIO, Inc.†	1,900	34,105
Replimune Group, Inc.†	5,289	44,586
REVOLUTION Medicines, Inc.†	7,207	206,697
Sage Therapeutics, Inc.†	2,553	55,324
Sana Biotechnology, Inc.†	57	233
SpringWorks Therapeutics, Inc.†	4,808	175,492
Sutro Biopharma, Inc.†	572	2,454
Syndax Pharmaceuticals, Inc.†	6,200	133,982
Travere Therapeutics, Inc.†	7,487	67,308
Twist Bioscience Corp.†	2,362	87,063
Tyra Biosciences, Inc.†	8,845	122,503
Vericel Corp.†	5,233	186,347
Viking Therapeutics, Inc.†	9,907	184,369
Vir Biotechnology, Inc.†	4,042	40,663
Xencor, Inc.†	12,229	259,622
		5,641,973
Building Materials — 2.7%
AAON, Inc.	3,166	233,872
American Woodmark Corp.†	771	71,587
Apogee Enterprises, Inc.	2,015	107,621
Armstrong World Industries, Inc.	2,074	203,916
Boise Cascade Co.	2,996	387,563
Eagle Materials, Inc.	2,201	446,451
Gibraltar Industries, Inc.†	2,418	190,974
Griffon Corp.	5,308	323,523
Hayward Holdings, Inc.†	59,615	810,764
Masterbrand, Inc.†	5,952	88,387
PGT Innovations, Inc.†	2,679	109,035
Simpson Manufacturing Co., Inc.	4,010	793,900
SPX Technologies, Inc.†	2,143	216,464
Summit Materials, Inc., Class A†	1,331	51,190
UFP Industries, Inc.	3,205	402,388
		4,437,635
Chemicals — 3.8%
AdvanSix, Inc.	2,792	83,648
Ashland, Inc.	6,166	519,856
Avient Corp.	2,374	98,687
Balchem Corp.	6,073	903,359
Cabot Corp.	2,264	189,044
Ecovyst, Inc.†	1,367	13,356
Element Solutions, Inc.	34,261	792,800
H.B. Fuller Co.	4,109	334,514
Hawkins, Inc.	888	62,533
Ingevity Corp.†	2,397	113,186
Innospec, Inc.	1,168	143,944
Koppers Holdings, Inc.	978	50,093
Livent Corp.†	1,502	27,006
Mativ Holdings, Inc.	2,545	38,964
Minerals Technologies, Inc.	1,528	108,962
Orion SA	26,732	741,278
Quaker Chemical Corp.	650	138,723
Rogers Corp.†	3,715	490,640
Sensient Technologies Corp.	1,984	130,944

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Stepan Co.	998	$ 94,361
Tronox Holdings PLC	2,240	31,718
Valvoline, Inc.†	26,374	991,135
		6,098,751
Coal — 0.6%
Alpha Metallurgical Resources, Inc.	1,373	465,337
Arch Resources, Inc.	653	108,359
CONSOL Energy, Inc.	1,597	160,546
Peabody Energy Corp.	822	19,991
SunCoke Energy, Inc.	5,828	62,593
Warrior Met Coal, Inc.	2,443	148,950
		965,776
Commercial Services — 5.4%
ABM Industries, Inc.	10,113	453,366
Adtalem Global Education, Inc.†	4,340	255,843
Alarm.com Holdings, Inc.†	2,347	151,663
AMN Healthcare Services, Inc.†	2,576	192,891
API Group Corp.†	9,967	344,858
Arlo Technologies, Inc.†	4,443	42,297
Barrett Business Services, Inc.	921	106,652
Brink's Co.	1,572	138,257
CBIZ, Inc.†	3,007	188,208
CoreCivic, Inc.†	5,334	77,503
CorVel Corp.†	426	105,312
Cross Country Healthcare, Inc.†	4,676	105,865
Custom Truck One Source, Inc.†	45,079	278,588
Deluxe Corp.	2,052	44,015
EVERTEC, Inc.	8,392	343,569
Flywire Corp.†	7,538	174,505
Forrester Research, Inc.†	542	14,531
GEO Group, Inc.†	5,730	62,056
Green Dot Corp., Class A†	2,118	20,968
Healthcare Services Group, Inc.†	3,468	35,963
Heidrick & Struggles International, Inc.	3,089	91,218
Herc Holdings, Inc.	1,019	151,719
Huron Consulting Group, Inc.†	1,625	167,050
Information Services Group, Inc.	25,346	119,380
John Wiley & Sons, Inc., Class A	3,747	118,930
Kelly Services, Inc., Class A	1,500	32,430
Kforce, Inc.	1,852	125,121
Korn Ferry	2,475	146,891
LiveRamp Holdings, Inc.†	38,962	1,475,881
Matthews International Corp., Class A	1,431	52,446
Medifast, Inc.	511	34,350
Mister Car Wash, Inc.†	4,277	36,953
Monro, Inc.	1,477	43,335
Payoneer Global, Inc.†	12,232	63,729
Perdoceo Education Corp.	8,365	146,889
PROG Holdings, Inc.†	2,100	64,911
Progyny, Inc.†	23,291	865,959
Remitly Global, Inc.†	4,096	79,544
Repay Holdings Corp.†	5,538	47,295
Resources Connection, Inc.	1,503	21,298
Riot Platforms, Inc.†	8,731	135,069
Sabre Corp.†	17,818	78,399
Strategic Education, Inc.	1,032	95,326
Stride, Inc.†	3,886	230,712
TriNet Group, Inc.†	2,927	348,108
TrueBlue, Inc.†	1,462	22,427
Upbound Group, Inc.	4,671	158,674
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
V2X, Inc.†	11,953	$ 555,097
Vestis Corp.	6,138	129,757
Viad Corp.†	982	35,548
		8,811,356
Computers — 3.4%
3D Systems Corp.†	6,265	39,783
ASGN, Inc.†	10,369	997,187
CACI International, Inc., Class A†	650	210,509
Corsair Gaming, Inc.†	2,031	28,637
DXC Technology Co.†	9,092	207,934
Insight Enterprises, Inc.†	2,356	417,460
Integral Ad Science Holding Corp.†	3,282	47,228
KBR, Inc.	2,680	148,499
Lumentum Holdings, Inc.†	16,678	874,261
NCR Atleos Corp.†	3,142	76,319
NCR Voyix Corp.†	6,299	106,516
NetScout Systems, Inc.†	3,334	73,181
Qualys, Inc.†	1,364	267,726
Rapid7, Inc.†	3,465	197,851
Science Applications International Corp.	4,234	526,371
Super Micro Computer, Inc.†	1,892	537,820
TTEC Holdings, Inc.	891	19,308
Unisys Corp.†	27,038	151,953
WNS Holdings, Ltd. ADR†	10,341	653,551
		5,582,094
Cosmetics/Personal Care — 0.7%
e.l.f. Beauty, Inc.†	4,853	700,482
Edgewell Personal Care Co.	5,450	199,633
Inter Parfums, Inc.	1,195	172,092
		1,072,207
Distribution/Wholesale — 0.8%
G-III Apparel Group, Ltd.†	4,938	167,793
Hudson Technologies, Inc.†	759	10,239
OPENLANE, Inc.†	5,072	75,116
Resideo Technologies, Inc.†	9,245	173,991
Rush Enterprises, Inc., Class A	8,324	418,697
ScanSource, Inc.†	2,777	109,997
Titan Machinery, Inc.†	1,720	49,674
WESCO International, Inc.	1,407	244,649
		1,250,156
Diversified Financial Services — 2.9%
Artisan Partners Asset Management, Inc., Class A	3,215	142,039
AssetMark Financial Holdings, Inc.†	2,167	64,902
B. Riley Financial, Inc.	775	16,267
BGC Group, Inc., Class A	6,884	49,702
Bread Financial Holdings, Inc.	2,316	76,289
BrightSphere Investment Group, Inc.	1,520	29,123
Enact Holdings, Inc.	2,363	68,267
Encore Capital Group, Inc.†	9,985	506,739
Enova International, Inc.†	2,086	115,481
EZCORP, Inc., Class A†	2,446	21,378
Federal Agricultural Mtg. Corp., Class C	206	39,391
Federated Hermes, Inc.	2,305	78,047
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,220	143,968
Houlihan Lokey, Inc.	4,364	523,287
International Money Express, Inc.†	4,873	107,645
Moelis & Co., Class A	3,130	175,687
Mr. Cooper Group, Inc.†	6,189	403,028
Navient Corp.	3,975	74,014
PennyMac Financial Services, Inc.	842	74,408

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Perella Weinberg Partners	49,724	$ 608,124
Piper Sandler Cos.	1,412	246,916
PJT Partners, Inc., Class A	1,541	156,982
PRA Group, Inc.†	1,843	48,287
Radian Group, Inc.	14,991	427,993
StoneX Group, Inc.†	2,221	163,976
Victory Capital Holdings, Inc., Class A	6,483	223,274
Virtus Investment Partners, Inc.	564	136,353
WisdomTree, Inc.	5,185	35,932
World Acceptance Corp.†	160	20,885
		4,778,384
Electric — 0.9%
Avista Corp.	3,633	129,843
Clearway Energy, Inc., Class A	2,882	73,722
Clearway Energy, Inc., Class C	8,600	235,898
IDACORP, Inc.	1,118	109,922
MGE Energy, Inc.	2,008	145,198
Northwestern Energy Group, Inc.	1,122	57,099
Otter Tail Corp.	1,959	166,456
Portland General Electric Co.	5,120	221,901
Unitil Corp.	4,842	254,544
		1,394,583
Electrical Components & Equipment — 0.4%
Encore Wire Corp.	2,158	460,949
Energizer Holdings, Inc.	3,122	98,905
Insteel Industries, Inc.	913	34,959
Powell Industries, Inc.	429	37,923
		632,736
Electronics — 2.1%
Advanced Energy Industries, Inc.	1,751	190,719
Atkore, Inc.†	2,844	455,040
Badger Meter, Inc.	1,378	212,722
Benchmark Electronics, Inc.	5,209	143,977
Brady Corp., Class A	2,105	123,542
CTS Corp.	1,463	63,992
ESCO Technologies, Inc.	7,122	833,488
Itron, Inc.†	2,136	161,289
Knowles Corp.†	22,977	411,518
Mesa Laboratories, Inc.	241	25,249
OSI Systems, Inc.†	2,422	312,559
Plexus Corp.†	1,290	139,488
Sanmina Corp.†	2,687	138,031
TTM Technologies, Inc.†	4,801	75,904
Vicor Corp.†	1,060	47,636
		3,335,154
Energy-Alternate Sources — 0.3%
Green Plains, Inc.†	4,888	123,275
REX American Resources Corp.†	1,758	83,153
SolarEdge Technologies, Inc.†	2,668	249,725
Sunnova Energy International, Inc.†	2,274	34,679
SunPower Corp.†	4,031	19,470
		510,302
Engineering & Construction — 1.9%
Arcosa, Inc.	2,289	189,163
Comfort Systems USA, Inc.	2,298	472,630
Construction Partners, Inc., Class A†	1,966	85,560
Dycom Industries, Inc.†	1,377	158,479
Frontdoor, Inc.†	3,738	131,652
Security Description	Shares or Principal Amount	Value

Engineering & Construction (continued)
Granite Construction, Inc.	2,063	$ 104,924
IES Holdings, Inc.†	831	65,832
MasTec, Inc.†	843	63,832
MYR Group, Inc.†	3,535	511,267
NV5 Global, Inc.†	597	66,339
Primoris Services Corp.	28,507	946,717
Sterling Infrastructure, Inc.†	3,133	275,485
		3,071,880
Entertainment — 0.5%
Cinemark Holdings, Inc.†	4,981	70,182
Everi Holdings, Inc.†	6,762	76,208
Golden Entertainment, Inc.	1,008	40,249
Light & Wonder, Inc.†	1,570	128,912
Lions Gate Entertainment Corp., Class A†	6,751	73,586
Madison Square Garden Sports Corp.†	784	142,555
Monarch Casino & Resort, Inc.	627	43,357
SeaWorld Entertainment, Inc.†	2,519	133,079
Six Flags Entertainment Corp.†	3,373	84,595
		792,723
Environmental Control — 0.7%
Enviri Corp.†	3,749	33,741
Stericycle, Inc.†	17,675	875,973
Tetra Tech, Inc.	1,571	262,247
		1,171,961
Food — 1.4%
B&G Foods, Inc.	3,692	38,766
Calavo Growers, Inc.	834	24,528
Cal-Maine Foods, Inc.	3,370	193,404
Chefs' Warehouse, Inc.†	29,612	871,481
Hain Celestial Group, Inc.†	4,212	46,121
J&J Snack Foods Corp.	725	121,177
John B. Sanfilippo & Son, Inc.	1,631	168,058
Simply Good Foods Co.†	7,573	299,891
SpartanNash Co.	4,226	96,987
Sprouts Farmers Market, Inc.†	3,050	146,736
SunOpta, Inc.†	10,156	55,553
Tootsie Roll Industries, Inc.	811	26,958
TreeHouse Foods, Inc.†	2,363	97,946
United Natural Foods, Inc.†	2,789	45,266
WK Kellogg Co.	3,096	40,681
		2,273,553
Forest Products & Paper — 0.1%
Mercer International, Inc.	2,062	19,548
Sylvamo Corp.	1,658	81,424
		100,972
Gas — 1.1%
Chesapeake Utilities Corp.	8,675	916,340
New Jersey Resources Corp.	1,987	88,581
Northwest Natural Holding Co.	3,244	126,321
ONE Gas, Inc.	10,511	669,761
		1,801,003
Hand/Machine Tools — 0.2%
Enerpac Tool Group Corp.	2,552	79,342
Franklin Electric Co., Inc.	1,863	180,059
Kennametal, Inc.	3,738	96,403
Luxfer Holdings PLC	1,180	10,549
		366,353

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products — 3.3%
Adaptive Biotechnologies Corp.†	796	$ 3,900
Alphatec Holdings, Inc.†	5,385	81,367
AngioDynamics, Inc.†	8,052	63,128
Artivion, Inc.†	1,831	32,738
AtriCure, Inc.†	5,276	188,300
Atrion Corp.	70	26,515
Avanos Medical, Inc.†	2,197	49,279
Axonics, Inc.†	935	58,185
BioLife Solutions, Inc.†	1,633	26,536
CONMED Corp.	1,444	158,132
Embecta Corp.	2,691	50,941
Envista Holdings Corp.†	22,496	541,254
Glaukos Corp.†	2,288	181,873
Haemonetics Corp.†	7,126	609,344
ICU Medical, Inc.†	11,675	1,164,465
Inmode, Ltd.†	2,788	62,005
Integer Holdings Corp.†	1,565	155,060
Lantheus Holdings, Inc.†	4,035	250,170
LeMaitre Vascular, Inc.	930	52,787
Merit Medical Systems, Inc.†	5,008	380,408
Natera, Inc.†	8,843	553,926
OmniAb, Inc.†	4,327	26,698
Omnicell, Inc.†	3,400	127,942
OraSure Technologies, Inc.†	3,450	28,290
Quanterix Corp.†	1,496	40,901
SI-BONE, Inc.†	3,415	71,681
STAAR Surgical Co.†	2,292	71,533
Tandem Diabetes Care, Inc.†	3,056	90,396
Treace Medical Concepts, Inc.†	2,729	34,795
UFP Technologies, Inc.†	330	56,773
Varex Imaging Corp.†	1,903	39,012
		5,278,334
Healthcare-Services — 2.0%
Addus HomeCare Corp.†	761	70,659
Agiliti, Inc.†	1,646	13,036
Apollo Medical Holdings, Inc.†	1,951	74,723
Enhabit, Inc.†	42,465	439,513
Ensign Group, Inc.	2,651	297,469
Fortrea Holdings, Inc.†	4,170	145,533
Fulgent Genetics, Inc.†	2,650	76,612
HealthEquity, Inc.†	3,723	246,835
Medpace Holdings, Inc.†	1,055	323,389
ModivCare, Inc.†	580	25,514
National HealthCare Corp.	2,937	271,438
OPKO Health, Inc.†	25,937	39,165
Pediatrix Medical Group, Inc. †	3,889	36,168
RadNet, Inc.†	2,837	98,642
Select Medical Holdings Corp.	4,937	116,019
Surgery Partners, Inc.†	1,283	41,043
Tenet Healthcare Corp.†	1,167	88,190
U.S. Physical Therapy, Inc.	9,591	893,306
		3,297,254
Home Builders — 2.3%
Cavco Industries, Inc.†	2,983	1,033,967
Century Communities, Inc.	1,328	121,034
Forestar Group, Inc.†	2,074	68,587
Green Brick Partners, Inc.†	2,967	154,106
Installed Building Products, Inc.	1,107	202,382
Landsea Homes Corp.†	9,631	126,551
LCI Industries	1,189	149,469
Security Description	Shares or Principal Amount	Value

Home Builders (continued)
LGI Homes, Inc.†	963	$ 128,233
M/I Homes, Inc.†	1,308	180,164
MDC Holdings, Inc.	2,805	154,976
Meritage Homes Corp.	2,919	508,490
Skyline Champion Corp.†	834	61,933
Taylor Morrison Home Corp.†	6,539	348,856
Tri Pointe Homes, Inc.†	9,236	326,954
Winnebago Industries, Inc.	1,404	102,324
		3,668,026
Home Furnishings — 0.9%
Daktronics, Inc.†	14,603	123,834
Ethan Allen Interiors, Inc.	1,073	34,250
iRobot Corp.†	1,308	50,620
MillerKnoll, Inc.	13,353	356,258
Snap One Holdings Corp.†	34,579	308,099
Sonos, Inc.†	30,316	519,616
Xperi, Inc.†	10,362	114,189
		1,506,866
Household Products/Wares — 0.3%
Central Garden & Pet Co.†	447	22,399
Central Garden & Pet Co., Class A†	5,297	233,280
Quanex Building Products Corp.	1,549	47,353
WD-40 Co.	637	152,288
		455,320
Housewares — 0.1%
Newell Brands, Inc.	17,893	155,311
Insurance — 3.2%
Ambac Financial Group, Inc.†	2,122	34,971
American Equity Investment Life Holding Co.†	4,134	230,677
AMERISAFE, Inc.	901	42,149
Assured Guaranty, Ltd.	2,552	190,966
Axis Capital Holdings, Ltd.	9,082	502,870
BRP Group, Inc., Class A†	703	16,886
Employers Holdings, Inc.	1,208	47,595
Enstar Group, Ltd.†	65	19,133
Essent Group, Ltd.	4,618	243,553
Genworth Financial, Inc., Class A†	21,177	141,462
Goosehead Insurance, Inc., Class A†	1,148	87,018
HCI Group, Inc.	282	24,647
Horace Mann Educators Corp.	1,917	62,686
Jackson Financial, Inc., Class A	6,958	356,250
Kemper Corp.	17,736	863,211
Kinsale Capital Group, Inc.	67	22,439
Lincoln National Corp.	7,966	214,843
Mercury General Corp.	1,248	46,563
NMI Holdings, Inc., Class A†	9,716	288,371
Palomar Holdings, Inc.†	3,645	202,297
ProAssurance Corp.	2,393	32,999
Reinsurance Group of America, Inc.	3,359	543,419
RLI Corp.	1,256	167,199
Ryan Specialty Holdings, Inc.†	10,396	447,236
Safety Insurance Group, Inc.	695	52,813
SiriusPoint, Ltd.†	4,249	49,288
Skyward Specialty Insurance Group, Inc.†	1,185	40,148
Stewart Information Services Corp.	1,285	75,494
Trupanion, Inc.†	1,678	51,196
United Fire Group, Inc.	996	20,040
		5,118,419

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet — 2.1%
Blade Air Mobility, Inc.†	12,925	$ 45,625
Cargurus, Inc.†	4,023	97,196
Cars.com, Inc.†	5,408	102,590
Cogent Communications Holdings, Inc.	2,032	154,554
ePlus, Inc.†	1,265	100,998
HealthStream, Inc.	1,123	30,355
IAC, Inc.†	10,768	564,028
Liquidity Services, Inc.†	1,052	18,105
Magnite, Inc.†	4,596	42,927
Open Lending Corp.†	6,572	55,928
Opendoor Technologies, Inc.†	20,228	90,621
OptimizeRx Corp.†	2,597	37,163
Perficient, Inc.†	11,567	761,340
Q2 Holdings, Inc.†	1,657	71,930
QuinStreet, Inc.†	6,442	82,586
Shutterstock, Inc.	10,873	524,948
Squarespace, Inc., Class A†	2,999	98,997
TechTarget, Inc.†	1,213	42,285
TripAdvisor, Inc.†	5,076	109,286
Yelp, Inc.†	7,470	353,630
		3,385,092
Investment Companies — 0.4%
Compass Diversified Holdings	32,297	725,068
Iron/Steel — 0.5%
ATI, Inc.†	6,741	306,513
Carpenter Technology Corp.	2,315	163,902
Commercial Metals Co.	6,243	312,400
Haynes International, Inc.	598	34,116
Schnitzer Steel Industries, Inc., Class A	987	29,768
Worthington Steel, Inc.†	1,430	40,183
		886,882
Leisure Time — 0.2%
Acushnet Holdings Corp.	3,442	217,431
Topgolf Callaway Brands Corp.†	6,671	95,662
Vista Outdoor, Inc.†	2,727	80,638
		393,731
Lodging — 0.2%
Bluegreen Vacations Holding Corp.	1,638	123,047
Boyd Gaming Corp.	1,822	114,075
Hilton Grand Vacations, Inc.†	2,867	115,196
Marcus Corp.	1,156	16,855
		369,173
Machinery-Construction & Mining — 0.1%
Argan, Inc.	2,056	96,200
Astec Industries, Inc.	1,068	39,730
Bloom Energy Corp., Class A†	2,187	32,368
Terex Corp.	598	34,361
		202,659
Machinery-Diversified — 1.7%
Alamo Group, Inc.	485	101,942
Albany International Corp., Class A	10,674	1,048,400
Applied Industrial Technologies, Inc.	2,025	349,697
Cactus, Inc., Class A	7,733	351,078
DXP Enterprises, Inc.†	623	20,995
Ichor Holdings, Ltd.†	1,380	46,410
Kornit Digital, Ltd.†	13,595	260,480
Lindsay Corp.	517	66,776
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
Tennant Co.	877	$ 81,289
Watts Water Technologies, Inc., Class A	1,714	357,095
		2,684,162
Media — 0.3%
AMC Networks, Inc., Class A†	1,431	26,889
DISH Network Corp., Class A†	11,673	67,353
E.W. Scripps Co., Class A†	2,765	22,092
Gray Television, Inc.	3,488	31,253
Liberty Latin America, Ltd., Class C†	14,892	109,307
Scholastic Corp.	1,282	48,331
Thryv Holdings, Inc.†	5,069	103,154
		408,379
Metal Fabricate/Hardware — 1.2%
AZZ, Inc.	1,177	68,372
Janus International Group, Inc.†	46,228	603,275
Mueller Industries, Inc.	13,662	644,163
Olympic Steel, Inc.	780	52,026
Proto Labs, Inc.†	9,757	380,133
Ryerson Holding Corp.	1,142	39,605
Standex International Corp.	559	88,535
TimkenSteel Corp.†	1,803	42,280
Worthington Industries, Inc.	1,431	82,354
		2,000,743
Mining — 0.2%
Century Aluminum Co.†	2,430	29,500
Compass Minerals International, Inc.	1,585	40,132
Constellium SE†	5,311	106,007
Hecla Mining Co.	16,886	81,222
Kaiser Aluminum Corp.	752	53,535
Uranium Energy Corp.†	12,062	77,197
		387,593
Miscellaneous Manufacturing — 1.9%
Enpro, Inc.	4,866	762,697
Fabrinet†	3,418	650,548
Federal Signal Corp.	2,861	219,553
Hillenbrand, Inc.	3,283	157,092
John Bean Technologies Corp.	1,495	148,678
Materion Corp.	6,962	905,965
Myers Industries, Inc.	1,728	33,782
Sturm Ruger & Co., Inc.	832	37,814
Trinity Industries, Inc.	3,844	102,212
		3,018,341
Office Furnishings — 0.1%
HNI Corp.	2,187	91,482
Interface, Inc.	2,728	34,428
		125,910
Office/Business Equipment — 0.1%
Pitney Bowes, Inc.	7,203	31,693
Xerox Holdings Corp.	5,309	97,314
		129,007
Oil & Gas — 3.2%
California Resources Corp.	4,434	242,451
Callon Petroleum Co.†	2,609	84,532
Chord Energy Corp.	1,604	266,633
Civitas Resources, Inc.	867	59,286
CNX Resources Corp.†	2,229	44,580
Comstock Resources, Inc.	4,314	38,179

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
CVR Energy, Inc.	3,225	$ 97,718
Delek US Holdings, Inc.	22,125	570,825
Gulfport Energy Corp.†	225	29,970
Helmerich & Payne, Inc.	5,211	188,742
Magnolia Oil & Gas Corp., Class A	2,003	42,644
Matador Resources Co.	12,228	695,284
Murphy Oil Corp.	5,460	232,924
Nabors Industries, Ltd.†	418	34,121
Noble Corp. PLC	4,301	207,136
Northern Oil & Gas, Inc.	4,295	159,216
Ovintiv, Inc.	3,703	162,636
Par Pacific Holdings, Inc.†	2,613	95,035
Patterson-UTI Energy, Inc.	34,469	372,265
PBF Energy, Inc., Class A	2,149	94,470
Permian Resources Corp.	39,514	537,390
SM Energy Co.	14,030	543,242
Talos Energy, Inc.†	4,719	67,151
Valaris, Ltd.†	690	47,313
Vital Energy, Inc.†	1,164	52,950
Weatherford International PLC†	1,804	176,485
		5,143,178
Oil & Gas Services — 0.9%
Archrock, Inc.	6,448	99,299
Bristow Group, Inc.†	1,127	31,860
ChampionX Corp.	5,643	164,832
Core Laboratories, Inc.	2,194	38,746
Dril-Quip, Inc.†	1,605	37,348
Helix Energy Solutions Group, Inc.†	6,652	68,383
Liberty Energy, Inc.	19,073	345,984
NOW, Inc.†	22,891	259,126
Oceaneering International, Inc.†	9,922	211,140
Oil States International, Inc.†	9,215	62,570
ProPetro Holding Corp.†	3,986	33,403
RPC, Inc.	3,995	29,084
Select Water Solutions, Inc.	4,902	37,206
US Silica Holdings, Inc.†	3,623	40,976
		1,459,957
Packaging & Containers — 0.6%
Clearwater Paper Corp.†	778	28,101
Graphic Packaging Holding Co.	17,874	440,594
Greif, Inc., Class A	615	40,338
O-I Glass, Inc.†	11,835	193,857
Sealed Air Corp.	6,782	247,679
		950,569
Pharmaceuticals — 2.0%
ACELYRIN, Inc.†	11,240	83,850
AdaptHealth Corp.†	3,842	28,008
Alkermes PLC†	10,490	290,993
Amphastar Pharmaceuticals, Inc.†	1,755	108,547
BellRing Brands, Inc.†	4,965	275,210
Catalyst Pharmaceuticals, Inc.†	9,671	162,570
Collegium Pharmaceutical, Inc.†	1,531	47,124
Corcept Therapeutics, Inc.†	4,237	137,618
Enanta Pharmaceuticals, Inc.†	2,315	21,784
Harmony Biosciences Holdings, Inc.†	1,540	49,742
Herbalife, Ltd.†	5,784	88,264
Ironwood Pharmaceuticals, Inc.†	6,451	73,799
Kura Oncology, Inc.†	8,595	123,596
Longboard Pharmaceuticals, Inc.†	11,682	70,443
Madrigal Pharmaceuticals, Inc.†	785	181,633
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Nature's Sunshine Products, Inc.†	1,478	$ 25,555
Option Care Health, Inc.†	6,747	227,306
Organon & Co.	12,002	173,069
Owens & Minor, Inc.†	3,592	69,218
Pacira BioSciences, Inc.†	10,412	351,301
Phibro Animal Health Corp., Class A	955	11,059
Premier, Inc., Class A	5,619	125,641
Prestige Consumer Healthcare, Inc.†	4,228	258,838
Protagonist Therapeutics, Inc.†	3,410	78,191
Supernus Pharmaceuticals, Inc.†	2,565	74,231
USANA Health Sciences, Inc.†	2,489	133,410
Y-mAbs Therapeutics, Inc.†	159	1,084
		3,272,084
Real Estate — 0.7%
Anywhere Real Estate, Inc.†	5,188	42,075
Cushman & Wakefield PLC†	7,896	85,277
eXp World Holdings, Inc.	3,611	56,043
Kennedy-Wilson Holdings, Inc.	5,563	68,870
Marcus & Millichap, Inc.	1,117	48,790
McGrath RentCorp	5,524	660,781
St. Joe Co.	1,672	100,621
		1,062,457
REITS — 5.7%
Acadia Realty Trust	4,477	76,064
Agree Realty Corp.	4,430	278,869
Alexander & Baldwin, Inc.	3,406	64,782
American Assets Trust, Inc.	2,281	51,345
Apollo Commercial Real Estate Finance, Inc.	6,106	71,684
Apple Hospitality REIT, Inc.	17,539	291,323
Arbor Realty Trust, Inc.	8,851	134,358
Armada Hoffler Properties, Inc.	4,276	52,894
ARMOUR Residential REIT, Inc.	2,301	44,455
Blackstone Mtg. Trust, Inc., Class A	8,090	172,074
Brandywine Realty Trust	22,134	119,524
BrightSpire Capital, Inc.	13,600	101,184
Broadstone Net Lease, Inc.	3,537	60,907
CareTrust REIT, Inc.	7,687	172,035
Centerspace	707	41,147
Chatham Lodging Trust	2,294	24,592
City Office REIT, Inc.	2,540	15,519
Community Healthcare Trust, Inc.	2,305	61,405
COPT Defense Properties	8,135	208,500
DiamondRock Hospitality Co.	9,843	92,426
Douglas Emmett, Inc.	44,735	648,658
Easterly Government Properties, Inc.	6,396	85,962
Ellington Financial, Inc.	3,686	46,849
Elme Communities	4,124	60,210
Equity Commonwealth	2,210	42,432
Essential Properties Realty Trust, Inc.	10,418	266,284
First Industrial Realty Trust, Inc.	861	45,349
Four Corners Property Trust, Inc.	4,252	107,576
Franklin BSP Realty Trust, Inc.	3,854	52,068
Getty Realty Corp.	2,252	65,803
Global Medical REIT, Inc.	1,073	11,910
Global Net Lease, Inc.	9,193	91,470
Highwoods Properties, Inc.	4,963	113,951
Hudson Pacific Properties, Inc.	5,956	55,450
Innovative Industrial Properties, Inc.	1,827	184,198
InvenTrust Properties Corp.	3,350	84,889
JBG SMITH Properties	4,089	69,554
Kite Realty Group Trust	5,399	123,421

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
KKR Real Estate Finance Trust, Inc.	3,952	$ 52,285
Ladder Capital Corp.	7,125	82,009
LTC Properties, Inc.	1,944	62,441
LXP Industrial Trust	13,740	136,301
Macerich Co.	10,116	156,090
MFA Financial, Inc.	9,562	107,764
National Storage Affiliates Trust	1,417	58,763
New York Mtg. Trust, Inc.	4,258	36,321
NexPoint Residential Trust, Inc.	1,073	36,943
Outfront Media, Inc.	6,820	95,207
Pebblebrook Hotel Trust	5,658	90,415
PennyMac Mtg. Investment Trust	4,074	60,906
Phillips Edison & Co., Inc.	10,894	397,413
Plymouth Industrial REIT, Inc.	4,560	109,759
PotlatchDeltic Corp.	9,015	442,637
Ready Capital Corp.	7,435	76,209
Redwood Trust, Inc.	5,570	41,274
Retail Opportunity Investments Corp.	14,171	198,819
RLJ Lodging Trust	8,774	102,831
RPT Realty	1,683	21,593
Ryman Hospitality Properties, Inc.	2,374	261,282
Sabra Health Care REIT, Inc.	9,817	140,089
Safehold, Inc.	2,102	49,187
Saul Centers, Inc.	607	23,837
Service Properties Trust	7,784	66,475
SITE Centers Corp.	14,455	197,022
SL Green Realty Corp.	5,001	225,895
STAG Industrial, Inc.	3,393	133,209
Summit Hotel Properties, Inc.	5,051	33,943
Sunstone Hotel Investors, Inc.	9,646	103,502
Tanger, Inc.	7,092	196,590
Terreno Realty Corp.	11,244	704,662
Two Harbors Investment Corp.	4,516	62,908
UMH Properties, Inc.	2,500	38,300
Uniti Group, Inc.	11,207	64,776
Universal Health Realty Income Trust	597	25,820
Urban Edge Properties	5,524	101,089
Veris Residential, Inc.	5,449	85,713
Whitestone REIT	2,212	27,186
Xenia Hotels & Resorts, Inc.	4,980	67,828
		9,266,414
Retail — 4.6%
Abercrombie & Fitch Co., Class A†	4,958	437,395
Academy Sports & Outdoors, Inc.	5,095	336,270
Advance Auto Parts, Inc.	2,792	170,396
American Eagle Outfitters, Inc.	8,716	184,431
America's Car-Mart, Inc.†	273	20,685
Asbury Automotive Group, Inc.†	5,327	1,198,415
Beacon Roofing Supply, Inc.†	3,250	282,815
BJ's Restaurants, Inc.†	1,091	39,287
Bloomin' Brands, Inc.	4,076	114,739
BlueLinx Holdings, Inc.†	530	60,054
Boot Barn Holdings, Inc.†	2,738	210,169
Brinker International, Inc.†	2,075	89,599
Buckle, Inc.	4,048	192,361
Caleres, Inc.	1,569	48,215
Carvana Co.†	1,121	59,346
Cava Group, Inc.†	1,531	65,802
Cheesecake Factory, Inc.	2,193	76,777
Chico's FAS, Inc.†	5,797	43,941
Chuy's Holdings, Inc.†	815	31,158
Security Description	Shares or Principal Amount	Value

Retail (continued)
Cracker Barrel Old Country Store, Inc.	1,040	$ 80,163
Dave & Buster's Entertainment, Inc.†	4,932	265,588
Designer Brands, Inc., Class A	2,059	18,222
Dine Brands Global, Inc.	730	36,245
FirstCash Holdings, Inc.	1,652	179,060
Foot Locker, Inc.	3,846	119,803
GMS, Inc.†	4,856	400,280
Group 1 Automotive, Inc.	1,299	395,857
Guess?, Inc.	1,283	29,586
Haverty Furniture Cos., Inc.	626	22,223
Hibbett, Inc.	582	41,916
Jack in the Box, Inc.	944	77,059
Kohl's Corp.	5,197	149,050
Kura Sushi USA, Inc., Class A†	599	45,524
La-Z-Boy, Inc.	2,021	74,615
Leslie's, Inc.†	8,640	59,702
MarineMax, Inc.†	936	36,410
Movado Group, Inc.	735	22,160
National Vision Holdings, Inc.†	3,674	76,897
Nu Skin Enterprises, Inc., Class A	2,320	45,054
ODP Corp.†	4,641	261,288
Papa John's International, Inc.	1,538	117,242
Patrick Industries, Inc.	977	98,042
PC Connection, Inc.	530	35,621
PriceSmart, Inc.	1,175	89,042
Sally Beauty Holdings, Inc.†	5,060	67,197
Savers Value Village, Inc.†	4,707	81,808
Shake Shack, Inc., Class A†	1,761	130,525
Shoe Carnival, Inc.	848	25,618
Signet Jewelers, Ltd.	4,323	463,685
Sonic Automotive, Inc., Class A	698	39,235
Victoria's Secret & Co.†	3,628	96,287
Wingstop, Inc.	364	93,395
		7,436,254
Savings & Loans — 1.0%
WaFd, Inc.	3,040	100,198
Axos Financial, Inc.†	2,413	131,750
Banc of California, Inc.	9,112	122,374
Berkshire Hills Bancorp, Inc.	2,013	49,983
Brookline Bancorp, Inc.	4,173	45,528
Capitol Federal Financial, Inc.	5,936	38,287
Northfield Bancorp, Inc.	1,858	23,374
Northwest Bancshares, Inc.	5,968	74,481
OceanFirst Financial Corp.	6,675	115,878
Pacific Premier Bancorp, Inc.	22,237	647,319
Provident Financial Services, Inc.	3,547	63,952
WSFS Financial Corp.	3,580	164,429
		1,577,553
Semiconductors — 2.4%
ACM Research, Inc., Class A†	7,308	142,798
Allegro MicroSystems, Inc.†	13,649	413,155
Alpha & Omega Semiconductor, Ltd.†	1,057	27,545
Axcelis Technologies, Inc.†	1,952	253,155
CEVA, Inc.†	1,106	25,117
Cirrus Logic, Inc.†	623	51,827
Cohu, Inc.†	2,231	78,955
Diodes, Inc.†	2,157	173,682
FormFactor, Inc.†	3,655	152,450
Kulicke & Soffa Industries, Inc.	2,652	145,117
MACOM Technology Solutions Holdings, Inc.†	10,648	989,732
MaxLinear, Inc.†	3,485	82,839

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Onto Innovation, Inc.†	646	$ 98,773
Photronics, Inc.†	2,937	92,134
Rambus, Inc.†	5,026	343,025
Semtech Corp.†	8,736	191,406
SiTime Corp.†	812	99,129
SMART Global Holdings, Inc.†	7,545	142,827
Ultra Clean Holdings, Inc.†	3,411	116,452
Veeco Instruments, Inc.†	9,744	302,356
		3,922,474
Software — 4.8%
ACI Worldwide, Inc.†	5,105	156,213
Adeia, Inc.	11,177	138,483
Agilysys, Inc.†	953	80,833
Asana, Inc., Class A†	6,100	115,961
AvePoint, Inc.†	29,526	242,408
BlackLine, Inc.†	2,187	136,556
Box, Inc., Class A†	39,107	1,001,530
Braze, Inc.†	2,377	126,290
C3.ai, Inc., Class A†	1,181	33,906
Cerence, Inc.†	1,894	37,236
CommVault Systems, Inc.†	11,900	950,215
Consensus Cloud Solutions, Inc.†	836	21,912
CSG Systems International, Inc.	1,334	70,982
Digi International, Inc.†	1,689	43,914
Digital Turbine, Inc.†	4,281	29,368
Donnelley Financial Solutions, Inc.†	6,353	396,237
DoubleVerify Holdings, Inc.†	6,545	240,725
Duolingo, Inc.†	754	171,045
Envestnet, Inc.†	11,063	547,840
Health Catalyst, Inc.†	19,478	180,366
MicroStrategy, Inc., Class A†	514	324,653
N-able, Inc.†	3,264	43,248
Oddity Tech, Ltd., Class A†	4,466	207,803
Olo, Inc., Class A†	14,036	80,286
PDF Solutions, Inc.†	1,437	46,185
Phreesia, Inc.†	13,497	312,455
Privia Health Group, Inc.†	4,823	111,074
Progress Software Corp.	2,046	111,098
Schrodinger, Inc.†	2,568	91,934
Simulations Plus, Inc.	749	33,518
Sprout Social, Inc., Class A†	1,381	84,849
SPS Commerce, Inc.†	2,876	557,484
Veradigm, Inc.†	12,289	128,912
Verra Mobility Corp.†	29,293	674,618
Workiva, Inc.†	2,409	244,586
Zuora, Inc., Class A†	3,773	35,466
		7,810,189
Telecommunications — 1.8%
A10 Networks, Inc.	3,272	43,092
ADTRAN Holdings, Inc.	3,326	24,413
ATN International, Inc.	492	19,173
Aviat Networks, Inc.†	2,054	67,084
Calix, Inc.†	3,666	160,167
Ciena Corp.†	11,859	533,774
Consolidated Communications Holdings, Inc.†	3,501	15,229
Credo Technology Group Holding, Ltd.†	26,018	506,570
EchoStar Corp., Class A†	1,655	27,423
Extreme Networks, Inc.†	8,412	148,388
Gogo, Inc.†	5,380	54,499
Harmonic, Inc.†	5,268	68,695
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
InterDigital, Inc.	1,207	$ 131,008
Iridium Communications, Inc.	999	41,119
Lumen Technologies, Inc.†	47,372	86,691
Ooma, Inc.†	6,683	71,709
Shenandoah Telecommunications Co.	2,360	51,023
Telephone & Data Systems, Inc.	5,643	103,549
Viasat, Inc.†	3,508	98,049
Viavi Solutions, Inc.†	74,158	746,771
		2,998,426
Textiles — 0.1%
UniFirst Corp.	709	129,683
Toys/Games/Hobbies — 0.0%
JAKKS Pacific, Inc.†	815	28,973
Transportation — 1.3%
ArcBest Corp.	3,117	374,695
Dorian LPG, Ltd.	3,551	155,782
Eagle Bulk Shipping, Inc.	516	28,586
Forward Air Corp.	6,622	416,325
Heartland Express, Inc.	2,152	30,688
Hub Group, Inc., Class A†	4,429	407,202
Marten Transport, Ltd.	2,711	56,877
Matson, Inc.	3,070	336,472
Radiant Logistics, Inc.†	7,295	48,439
RXO, Inc.†	5,494	127,791
Safe Bulkers, Inc.	6,023	23,670
Teekay Tankers, Ltd., Class A	1,872	93,544
World Kinect Corp.	2,827	64,399
		2,164,470
Trucking & Leasing — 0.0%
Greenbrier Cos., Inc.	1,460	64,503
Water — 0.6%
American States Water Co.	3,346	269,085
California Water Service Group	2,710	140,568
Middlesex Water Co.	836	54,858
SJW Group	7,527	491,890
		956,401
Total Common Stocks (cost $136,055,502)		158,000,279
UNAFFILIATED INVESTMENT COMPANIES — 0.8%
iShares Core S&P Small-Cap ETF (cost $1,143,978)	11,461	1,240,653
WARRANTS — 0.0%
Oil & Gas — 0.0%
Nabors Industries, Ltd. Expires 06/11/2026† (cost $0)	231	2,426
Total Long-Term Investment Securities (cost $137,199,480)		159,243,358
SHORT-TERM INVESTMENTS — 0.7%
Unaffiliated Investment Companies — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49%(2)	1,124,612	1,125,062

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government — 0.0%
United States Treasury Bills
5.22%, 03/21/2024(3)	$ 70,000	$ 69,202
Total Short-Term Investments (cost $1,194,243)		1,194,264
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 12/29/2023, to be repurchased 01/02/2024 in the amount of $140,705 and collateralized by $155,900 of United States Treasury Notes, bearing interest at 0.88% due 09/30/2026 and having an approximate value of $143,581 (cost $140,680)	140,680	140,680
TOTAL INVESTMENTS (cost $138,534,403)	99.0%	160,578,302
Other assets less liabilities	1.0	1,576,802
NET ASSETS	100.0%	$162,155,104
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of December 31, 2023.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
16	Long	E-Mini Russell 2000 Index	March 2024	$1,614,168	$1,638,160	$23,992
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$5,641,973	$—	$0	$5,641,973
Other Industries	152,358,306	—	—	152,358,306
Unaffiliated Investment Companies	1,240,653	—	—	1,240,653
Warrants	2,426	—	—	2,426
Short-Term Investments:
U.S. Government	—	69,202	—	69,202
Other Short-Term Investments	1,125,062	—	—	1,125,062
Repurchase Agreements	—	140,680	—	140,680
Total Investments at Value	$160,368,420	$209,882	$0	$160,578,302
Other Financial Instruments:†
Futures Contracts	$23,992	$—	$—	$23,992
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 79.8%
Advertising — 0.2%
Publicis Groupe SA	3,426	$ 317,699
Trade Desk, Inc., Class A†	1,615	116,216
		433,915
Aerospace/Defense — 0.7%
Airbus SE	1,506	232,391
Astronics Corp.†	514	8,954
BAE Systems PLC	12,562	177,815
Boeing Co.†	2,446	637,574
Curtiss-Wright Corp.	496	110,504
Dassault Aviation SA	410	81,109
Lockheed Martin Corp.	265	120,109
		1,368,456
Agriculture — 0.4%
Andersons, Inc.	641	36,883
Archer-Daniels-Midland Co.	1,543	111,436
Dole PLC	2,069	25,428
Imperial Brands PLC	12,432	286,266
Philip Morris International, Inc.	2,098	197,380
Turning Point Brands, Inc.	275	7,238
		664,631
Airlines — 0.3%
Copa Holdings SA, Class A	671	71,334
Delta Air Lines, Inc.	2,673	107,535
Deutsche Lufthansa AG†	3,452	30,670
Qantas Airways, Ltd.†	68,663	251,264
SkyWest, Inc.†	801	41,812
		502,615
Apparel — 0.4%
Hermes International SCA	178	377,050
LVMH Moet Hennessy Louis Vuitton SE	333	269,682
PRADA SpA	13,500	77,195
Shenzhou International Group Holdings, Ltd.	9,400	96,787
		820,714
Auto Manufacturers — 1.1%
Bayerische Motoren Werke AG	295	32,821
Blue Bird Corp.†	657	17,713
BYD Co., Ltd.	3,500	96,100
Ford Motor Co.	9,313	113,525
Kia Corp.	1,449	112,509
Mazda Motor Corp.	9,300	100,486
PACCAR, Inc.	1,174	114,641
Stellantis NV	15,443	360,486
Subaru Corp.	15,300	280,609
Tesla, Inc.†	3,490	867,195
Toyota Motor Corp.	4,200	77,164
TuSimple Holdings, Inc., Class A†	6,078	5,335
		2,178,584
Auto Parts & Equipment — 0.3%
Adient PLC†	236	8,581
Allison Transmission Holdings, Inc.	2,009	116,823
American Axle & Manufacturing Holdings, Inc.†	3,793	33,416
Aptiv PLC†	1,420	127,402
Dana, Inc.	608	8,883
Gentex Corp.	3,480	113,657
Gentherm, Inc.†	162	8,482
Goodyear Tire & Rubber Co.†	630	9,022
Samsung SDI Co., Ltd.†	188	68,900
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment (continued)
Shyft Group, Inc.	680	$ 8,310
Standard Motor Products, Inc.	100	3,981
Titan International, Inc.†	832	12,380
Visteon Corp.†	421	52,583
		572,420
Banks — 5.1%
Abu Dhabi Islamic Bank PJSC	33,446	92,158
AIB Group PLC	25,926	111,049
Amalgamated Financial Corp.	356	9,591
Associated Banc-Corp	449	9,604
Banco Bilbao Vizcaya Argentaria SA	37,351	339,188
Banco do Brasil SA	5,700	64,996
Banco Santander SA	63,485	264,883
Bank Central Asia Tbk PT	129,700	79,183
Bank Hapoalim BM	26,898	241,525
Bank Mandiri Persero Tbk PT	253,600	99,648
Bank of America Corp.	10,708	360,538
Bank of China, Ltd.	329,000	125,558
Bank of N.T. Butterfield & Son, Ltd.	402	12,868
Bank of New York Mellon Corp.	15,022	781,895
Banner Corp.	762	40,813
Cathay General Bancorp	1,005	44,793
Central Pacific Financial Corp.	744	14,642
Citigroup, Inc.	26,951	1,386,359
ConnectOne Bancorp, Inc.	543	12,440
CrossFirst Bankshares, Inc.†	390	5,296
Customers Bancorp, Inc.†	856	49,323
DBS Group Holdings, Ltd.	12,600	318,974
East West Bancorp, Inc.	1,688	121,452
Eastern Bankshares, Inc.	641	9,102
Enterprise Financial Services Corp.	560	25,004
Erste Group Bank AG	4,797	194,509
FB Financial Corp.	489	19,487
First BanCorp/Puerto Rico	2,980	49,021
First Financial Corp.	175	7,530
Goldman Sachs Group, Inc.	772	297,814
Grupo Financiero Banorte SAB de CV, Class O	19,871	200,219
Hancock Whitney Corp.	935	45,432
Hanmi Financial Corp.	664	12,882
Heartland Financial USA, Inc.	643	24,183
Heritage Commerce Corp.	928	9,206
Hilltop Holdings, Inc.	291	10,246
Hope Bancorp, Inc.	2,338	28,243
HSBC Holdings PLC	1,580	12,799
ICICI Bank, Ltd.	21,344	256,086
Independent Bank Corp.	329	8,561
International Bancshares Corp.	202	10,973
JPMorgan Chase & Co.	10,936	1,860,214
Mizrahi Tefahot Bank, Ltd.	4,192	162,097
National Bank Holdings Corp., Class A	278	10,339
Nordea Bank Abp	29,051	359,233
NU Holdings, Ltd., Class A†	14,669	122,193
OFG Bancorp	780	29,234
Pathward Financial, Inc.	636	33,663
Preferred Bank	315	23,011
Premier Financial Corp.	466	11,231
QCR Holdings, Inc.	177	10,335
S&T Bancorp, Inc.	268	8,957
State Street Corp.	1,544	119,598
TrustCo Bank Corp.	264	8,197
Trustmark Corp.	336	9,368
UMB Financial Corp.	121	10,110

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
UniCredit SpA	12,218	$ 331,334
Wells Fargo & Co.	18,524	911,751
WesBanco, Inc.	274	8,595
Westamerica BanCorp	574	32,379
		9,869,912
Beverages — 1.3%
Boston Beer Co., Inc., Class A†	320	110,589
Carlsberg A/S, Class B	422	52,920
Coca-Cola Co.	28,246	1,664,537
Coca-Cola Consolidated, Inc.	66	61,274
Coca-Cola HBC AG	5,987	175,902
Keurig Dr Pepper, Inc.	3,363	112,055
Molson Coors Beverage Co., Class B	1,723	105,465
Monster Beverage Corp.†	2,053	118,273
PepsiCo, Inc.	725	123,134
		2,524,149
Biotechnology — 1.7%
ACADIA Pharmaceuticals, Inc.†	2,240	70,135
Agenus, Inc.†	11,409	9,446
Alnylam Pharmaceuticals, Inc.†	606	115,995
Amgen, Inc.	399	114,920
Arcellx, Inc.†	838	46,509
Arcturus Therapeutics Holdings, Inc.†	1,274	40,169
Arrowhead Pharmaceuticals, Inc.†	409	12,515
Biohaven, Ltd.†	1,314	56,239
Bio-Rad Laboratories, Inc., Class A†	179	57,797
Cogent Biosciences, Inc.†	1,840	10,819
Cullinan Oncology, Inc.†	493	5,024
Dyne Therapeutics, Inc.†	870	11,571
Exelixis, Inc.†	11,612	278,572
Fate Therapeutics, Inc.†	5,440	20,346
Genelux Corp.†	470	6,585
ImmunityBio, Inc.†	11,904	59,758
Immunovant, Inc.†	1,180	49,713
Incyte Corp.†	6,994	439,153
iTeos Therapeutics, Inc.†	777	8,508
Keros Therapeutics, Inc.†	285	11,332
Kiniksa Pharmaceuticals, Ltd., Class A†	864	15,155
Ligand Pharmaceuticals, Inc.†	121	8,642
MacroGenics, Inc.†	1,538	14,796
Novavax, Inc.†	1,548	7,430
Nurix Therapeutics, Inc.†	1,372	14,159
Nuvation Bio, Inc.†	3,383	5,108
PTC Therapeutics, Inc.†	977	26,926
RAPT Therapeutics, Inc.†	596	14,811
Regeneron Pharmaceuticals, Inc.†	146	128,230
TG Therapeutics, Inc.†	905	15,457
Vertex Pharmaceuticals, Inc.†	3,919	1,594,602
Vir Biotechnology, Inc.†	869	8,742
Wave Life Sciences, Ltd.†	947	4,782
Zymeworks, Inc.†	1,534	15,938
		3,299,884
Building Materials — 1.2%
AAON, Inc.	129	9,529
American Woodmark Corp.†	378	35,097
Apogee Enterprises, Inc.	458	24,462
Boise Cascade Co.	467	60,411
Builders FirstSource, Inc.†	2,703	451,239
Cie de Saint-Gobain SA	4,699	345,796
CRH PLC	5,249	361,964
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
Fortune Brands Innovations, Inc.	1,467	$ 111,697
Gibraltar Industries, Inc.†	110	8,688
Holcim AG	1,468	115,234
JELD-WEN Holding, Inc.†	1,865	35,211
Johnson Controls International PLC	2,211	127,442
Martin Marietta Materials, Inc.	230	114,749
Masonite International Corp.†	135	11,429
Modine Manufacturing Co.†	944	56,357
Owens Corning	895	132,666
Simpson Manufacturing Co., Inc.	165	32,667
SPX Technologies, Inc.†	346	34,949
UFP Industries, Inc.	541	67,923
UltraTech Cement, Ltd.	797	100,397
		2,237,907
Chemicals — 1.3%
AdvanSix, Inc.	608	18,216
American Vanguard Corp.	491	5,386
Arkema SA	1,177	133,833
Avient Corp.	220	9,145
Axalta Coating Systems, Ltd.†	3,453	117,298
CF Industries Holdings, Inc.	1,608	127,836
Dow, Inc.	2,208	121,087
Eastman Chemical Co.	1,335	119,910
Ecolab, Inc.	628	124,564
Hansol Chemical Co., Ltd.	342	60,280
Huntsman Corp.	4,591	115,372
Innospec, Inc.	260	32,042
Lightwave Logic, Inc.†	2,880	14,342
Linde PLC	279	114,588
LyondellBasell Industries NV, Class A	2,850	270,978
Minerals Technologies, Inc.	161	11,481
Mosaic Co.	3,283	117,302
NewMarket Corp.	182	99,341
Orion SA	521	14,447
PPG Industries, Inc.	814	121,734
Sherwin-Williams Co.	380	118,522
Shin-Etsu Chemical Co., Ltd.	11,200	470,003
Tronox Holdings PLC	2,630	37,241
Yara International ASA	2,704	96,131
		2,471,079
Coal — 0.1%
Alpha Metallurgical Resources, Inc.	178	60,328
Arch Resources, Inc.	130	21,572
CONSOL Energy, Inc.	487	48,958
Peabody Energy Corp.	1,632	39,690
SunCoke Energy, Inc.	1,642	17,635
Warrior Met Coal, Inc.	843	51,398
		239,581
Commercial Services — 2.3%
Aaron's Co., Inc.	1,900	20,672
AMN Healthcare Services, Inc.†	123	9,210
Arlo Technologies, Inc.†	1,866	17,764
Automatic Data Processing, Inc.	6,780	1,579,537
Barrett Business Services, Inc.	88	10,190
Brink's Co.	535	47,053
Cimpress PLC†	393	31,460
Cintas Corp.	194	116,916
CoreCivic, Inc.†	797	11,580
Coursera, Inc.†	357	6,915
Global Payments, Inc.	928	117,856
Heidrick & Struggles International, Inc.	483	14,263

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Huron Consulting Group, Inc.†	91	$ 9,355
Insperity, Inc.	72	8,440
International Container Terminal Services, Inc.	24,800	110,531
Korn Ferry	716	42,495
Laureate Education, Inc.	1,866	25,583
LiveRamp Holdings, Inc.†	1,331	50,418
PayPal Holdings, Inc.†	22,692	1,393,516
Perdoceo Education Corp.	1,306	22,933
PROG Holdings, Inc.†	732	22,626
Recruit Holdings Co., Ltd.	9,700	410,221
Resources Connection, Inc.	480	6,802
SP Plus Corp.†	244	12,505
StoneCo., Ltd., Class A†	3,161	56,993
Toppan Holdings, Inc.	5,500	153,493
WEX, Inc.†	628	122,177
		4,431,504
Computers — 5.1%
Apple, Inc.	42,972	8,273,399
AURAS Technology Co., Ltd.	4,000	45,943
Crowdstrike Holdings, Inc., Class A†	445	113,617
Fortinet, Inc.†	1,985	116,182
Integral Ad Science Holding Corp.†	1,866	26,852
Leidos Holdings, Inc.	4,260	461,102
NetApp, Inc.	1,224	107,908
NetScout Systems, Inc.†	358	7,858
PlayAGS, Inc.†	1,013	8,540
Pure Storage, Inc., Class A†	3,436	122,528
Qualys, Inc.†	333	65,361
Rapid7, Inc.†	860	49,106
SCSK Corp.	4,900	97,166
Super Micro Computer, Inc.†	289	82,151
Tata Consultancy Services, Ltd.	3,684	168,232
Unisys Corp.†	1,892	10,633
Zscaler, Inc.†	524	116,097
		9,872,675
Cosmetics/Personal Care — 0.9%
Colgate-Palmolive Co.	1,488	118,609
Inter Parfums, Inc.	332	47,811
Kenvue, Inc.	5,297	114,044
L'Oreal SA	648	322,377
Procter & Gamble Co.	5,104	747,940
Unilever PLC	9,598	464,896
		1,815,677
Distribution/Wholesale — 0.5%
Copart, Inc.†	2,240	109,760
G-III Apparel Group, Ltd.†	239	8,121
Hudson Technologies, Inc.†	905	12,208
LKQ Corp.	2,494	119,188
Marubeni Corp.	18,300	289,231
Mitsui & Co., Ltd.	9,400	353,200
Resideo Technologies, Inc.†	501	9,429
Toyota Tsusho Corp.	2,400	141,413
		1,042,550
Diversified Financial Services — 2.4%
Affiliated Managers Group, Inc.	790	119,622
Ally Financial, Inc.	3,649	127,423
American Express Co.	971	181,907
Ameriprise Financial, Inc.	1,385	526,065
B3 SA - Brasil Bolsa Balcao	27,200	81,472
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
BGC Group, Inc., Class A	6,693	$ 48,323
Bread Financial Holdings, Inc.	1,192	39,265
Capital One Financial Corp.	1,143	149,870
Discover Financial Services	9,672	1,087,133
Enova International, Inc.†	238	13,176
Hong Kong Exchanges & Clearing, Ltd.	700	24,025
Japan Exchange Group, Inc.	11,500	243,294
Jefferies Financial Group, Inc.	3,130	126,483
Julius Baer Group, Ltd.	5,227	293,030
Mastercard, Inc., Class A	1,388	591,996
Mr. Cooper Group, Inc.†	837	54,505
Nasdaq, Inc.	1,993	115,873
Navient Corp.	2,425	45,154
Pagseguro Digital, Ltd.†	375	4,676
PennyMac Financial Services, Inc.	259	22,888
REC, Ltd.	13,376	66,146
SEI Investments Co.	1,800	114,390
SLM Corp.	7,460	142,635
StoneX Group, Inc.†	506	37,358
Synchrony Financial	3,147	120,184
Virtu Financial, Inc., Class A	6,100	123,586
Virtus Investment Partners, Inc.	113	27,319
Western Union Co.	9,012	107,423
		4,635,221
Electric — 2.0%
ALLETE, Inc.	836	51,130
American Electric Power Co., Inc.	1,485	120,612
Black Hills Corp.	152	8,200
Constellation Energy Corp.	995	116,306
Dominion Energy, Inc.	2,303	108,241
DTE Energy Co.	1,011	111,473
Duke Energy Corp.	1,209	117,321
E.ON SE	21,868	293,315
Edison International	7,849	561,125
Enel SpA	32,811	243,772
Entergy Corp.	1,082	109,488
Eversource Energy	1,864	115,046
Exelon Corp.	2,147	77,077
Iberdrola SA	1,240	16,249
NextEra Energy, Inc.	1,784	108,360
NTPC, Ltd.	23,338	87,082
Otter Tail Corp.	115	9,772
PG&E Corp.	6,250	112,688
Pinnacle West Capital Corp.	691	49,642
PNM Resources, Inc.	951	39,562
Portland General Electric Co.	348	15,082
PPL Corp.	1,959	53,089
Public Service Enterprise Group, Inc.	1,736	106,156
RWE AG	3,890	176,842
Southern Co.	1,843	129,231
Unitil Corp.	176	9,252
Vistra Corp.	19,821	763,505
Xcel Energy, Inc.	1,810	112,057
		3,821,675
Electrical Components & Equipment — 0.4%
AMETEK, Inc.	683	112,620
Belden, Inc.	216	16,686
Eaton Corp. PLC	476	114,630
Encore Wire Corp.	158	33,749
EnerSys	85	8,582
KEI Industries, Ltd.	3,311	129,165

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical Components & Equipment (continued)
Legrand SA	853	$ 88,611
nLight, Inc.†	558	7,533
Powell Industries, Inc.	311	27,492
Prysmian SpA	6,538	297,150
		836,218
Electronics — 0.7%
Allient, Inc.	187	5,649
Atkore, Inc.†	382	61,120
ESCO Technologies, Inc.	129	15,097
Fortive Corp.	1,935	142,474
Hoya Corp.	3,000	375,000
Itron, Inc.†	698	52,706
Keysight Technologies, Inc.†	769	122,340
Shimadzu Corp.	5,900	164,949
Sinbon Electronics Co., Ltd.	8,000	77,939
Stoneridge, Inc.†	388	7,593
TTM Technologies, Inc.†	1,509	23,857
Vicor Corp.†	325	14,605
Vishay Intertechnology, Inc.	316	7,575
Vontier Corp.	3,345	115,570
Woodward, Inc.	812	110,538
		1,297,012
Energy-Alternate Sources — 0.0%
FutureFuel Corp.	1,036	6,299
Engineering & Construction — 0.4%
Arcosa, Inc.	132	10,908
Comfort Systems USA, Inc.	55	11,312
Frontdoor, Inc.†	1,284	45,222
Larsen & Toubro, Ltd.	2,362	99,914
Limbach Holdings, Inc.†	299	13,596
MYR Group, Inc.†	61	8,822
Sterling Infrastructure, Inc.†	578	50,824
TopBuild Corp.†	377	141,096
Tutor Perini Corp.†	607	5,524
Vinci SA	2,773	348,065
		735,283
Entertainment — 0.3%
Aristocrat Leisure, Ltd.	11,028	306,764
DraftKings, Inc., Class A†	3,289	115,937
Golden Entertainment, Inc.	356	14,215
International Game Technology PLC	1,702	46,652
La Francaise des Jeux SAEM*	1,095	39,698
Light & Wonder, Inc.†	712	58,462
Monarch Casino & Resort, Inc.	115	7,952
Red Rock Resorts, Inc., Class A	896	47,784
		637,464
Environmental Control — 0.1%
Enviri Corp.†	1,008	9,072
Republic Services, Inc.	843	139,019
		148,091
Food — 1.0%
Cal-Maine Foods, Inc.	173	9,929
CK Hutchison Holdings, Ltd.	25,500	136,668
Dino Polska SA*†	673	78,798
Ingles Markets, Inc., Class A	98	8,464
Ingredion, Inc.	1,032	112,003
Jeronimo Martins SGPS SA	5,702	145,030
Security Description	Shares or Principal Amount	Value

Food (continued)
John B. Sanfilippo & Son, Inc.	107	$ 11,025
Koninklijke Ahold Delhaize NV	10,409	298,939
Mondelez International, Inc., Class A	1,556	112,701
Nestle SA	2,303	267,006
Nissin Foods Holdings Co., Ltd.	7,800	272,226
Shoprite Holdings, Ltd.	5,400	81,196
Simply Good Foods Co.†	745	29,502
Sumber Alfaria Trijaya Tbk PT	323,600	61,580
Sysco Corp.	1,543	112,840
United Natural Foods, Inc.†	542	8,797
WH Group, Ltd.*	121,500	78,422
		1,825,126
Gas — 0.3%
Centrica PLC	119,856	214,877
Chesapeake Utilities Corp.	78	8,239
China Resources Gas Group, Ltd.	25,600	83,929
New Jersey Resources Corp.	286	12,750
Northwest Natural Holding Co.	460	17,913
Tokyo Gas Co., Ltd.	11,100	254,906
		592,614
Hand/Machine Tools — 0.0%
Franklin Electric Co., Inc.	99	9,568
Healthcare-Products — 1.6%
10X Genomics, Inc., Class A†	2,274	127,253
Abbott Laboratories	14,348	1,579,284
Adaptive Biotechnologies Corp.†	1,704	8,350
AngioDynamics, Inc.†	1,083	8,491
AtriCure, Inc.†	748	26,696
Avanos Medical, Inc.†	619	13,884
Axogen, Inc.†	1,044	7,131
Boston Scientific Corp.†	2,029	117,297
Castle Biosciences, Inc.†	544	11,740
Cochlear, Ltd.	765	155,699
Danaher Corp.	521	120,528
FUJIFILM Holdings Corp.	4,100	246,378
Glaukos Corp.†	210	16,693
Hologic, Inc.†	1,636	116,892
Inari Medical, Inc.†	138	8,959
Inspire Medical Systems, Inc.†	605	123,075
Lantheus Holdings, Inc.†	626	38,812
LivaNova PLC†	691	35,752
Medtronic PLC	1,066	87,817
MiMedx Group, Inc.†	962	8,437
Nevro Corp.†	374	8,049
OraSure Technologies, Inc.†	2,085	17,097
Orthofix Medical, Inc.†	640	8,627
Pacific Biosciences of California, Inc.†	877	8,603
Quanterix Corp.†	701	19,165
Semler Scientific, Inc.†	176	7,795
SI-BONE, Inc.†	455	9,551
STAAR Surgical Co.†	535	16,697
Surmodics, Inc.†	233	8,470
Thermo Fisher Scientific, Inc.	214	113,589
West Pharmaceutical Services, Inc.	161	56,691
		3,133,502
Healthcare-Services — 1.3%
Addus HomeCare Corp.†	90	8,356
American Well Corp., Class A†	4,651	6,930
Apollo Hospitals Enterprise, Ltd.	1,334	91,505
Elevance Health, Inc.	991	467,316

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services (continued)
Fulgent Genetics, Inc.†	510	$ 14,744
HCA Healthcare, Inc.	3,501	947,651
HealthEquity, Inc.†	132	8,752
Humana, Inc.	810	370,826
Max Healthcare Institute, Ltd.	9,084	74,887
Medpace Holdings, Inc.†	400	122,612
RadNet, Inc.†	558	19,402
Select Medical Holdings Corp.	1,194	28,059
Sonic Healthcare, Ltd.	3,086	67,463
Teladoc Health, Inc.†	6,047	130,313
UnitedHealth Group, Inc.	233	122,667
		2,481,483
Home Builders — 0.4%
Beazer Homes USA, Inc.†	1,394	47,103
Forestar Group, Inc.†	606	20,041
Hovnanian Enterprises, Inc., Class A†	182	28,323
KB Home	174	10,868
Lennar Corp., Class A	884	131,751
M/I Homes, Inc.†	432	59,504
NVR, Inc.†	17	119,008
Taylor Morrison Home Corp.†	1,148	61,246
Taylor Wimpey PLC	27,787	52,083
Toll Brothers, Inc.	1,242	127,665
Tri Pointe Homes, Inc.†	1,561	55,259
		712,851
Home Furnishings — 0.0%
Daktronics, Inc.†	950	8,056
Household Products/Wares — 0.1%
ACCO Brands Corp.	1,596	9,704
Henkel AG & Co. KGaA (Preference Shares)	1,935	155,639
Kimberly-Clark Corp.	803	97,573
		262,916
Insurance — 2.4%
AIA Group, Ltd.	11,400	99,349
Allianz SE	681	181,896
American Equity Investment Life Holding Co.†	974	54,349
AXA SA	1,021	33,239
Axis Capital Holdings, Ltd.	2,330	129,012
Berkshire Hathaway, Inc., Class B†	896	319,567
Chubb, Ltd.	475	107,350
CNO Financial Group, Inc.	1,828	51,001
Employers Holdings, Inc.	234	9,220
Equitable Holdings, Inc.	15,423	513,586
Essent Group, Ltd.	1,093	57,645
Everest Group, Ltd.	279	98,649
Genworth Financial, Inc., Class A†	7,663	51,189
Globe Life, Inc.	969	117,947
Horace Mann Educators Corp.	794	25,964
Jackson Financial, Inc., Class A	1,079	55,245
Loews Corp.	1,548	107,725
Marsh & McLennan Cos., Inc.	516	97,767
MetLife, Inc.	12,375	818,359
MGIC Investment Corp.	11,270	217,398
Muenchener Rueckversicherungs-Gesellschaft AG	862	356,947
NMI Holdings, Inc., Class A†	275	8,162
Old Republic International Corp.	3,776	111,014
Reinsurance Group of America, Inc.	2,121	343,135
Swiss Re AG	2,738	307,836
Tokio Marine Holdings, Inc.	7,200	180,204
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Universal Insurance Holdings, Inc.	576	$ 9,204
Unum Group	2,780	125,712
Zurich Insurance Group AG	261	136,420
		4,725,091
Internet — 9.9%
Alibaba Group Holding, Ltd.	12,100	117,149
Alphabet, Inc., Class A†	32,815	4,583,927
Amazon.com, Inc.†	23,338	3,545,976
Auto Trader Group PLC*	19,988	183,796
Booking Holdings, Inc.†	448	1,589,155
Cargurus, Inc.†	1,534	37,061
Coupang, Inc.†	6,939	112,342
DoorDash, Inc., Class A†	1,311	129,645
eBay, Inc.	2,726	118,908
Etsy, Inc.†	1,200	97,260
Eventbrite, Inc., Class A†	3,807	31,827
Expedia Group, Inc.†	7,034	1,067,691
F5, Inc.†	595	106,493
GoDaddy, Inc., Class A†	2,546	270,283
HealthStream, Inc.	373	10,082
M3, Inc.	8,500	140,642
MakeMyTrip, Ltd.†	1,266	59,477
MercadoLibre, Inc.†	74	116,294
Meta Platforms, Inc., Class A†	7,243	2,563,732
Netflix, Inc.†	3,564	1,735,240
PDD Holdings, Inc. ADR†	591	86,469
Prosus NV	6,232	185,652
Q2 Holdings, Inc.†	263	11,417
Roku, Inc.†	1,208	110,725
Scout24 SE*	1,042	73,804
Spotify Technology SA†	527	99,029
Squarespace, Inc., Class A†	1,561	51,529
Tencent Holdings, Ltd.	9,606	361,186
Uber Technologies, Inc.†	23,137	1,424,545
Upwork, Inc.†	3,001	44,625
VeriSign, Inc.†	510	105,040
Zomato, Ltd.†	19,549	29,060
		19,200,061
Investment Companies — 0.2%
Investor AB, Class B	15,121	350,063
Iron/Steel — 0.5%
ArcelorMittal SA	10,815	306,540
BlueScope Steel, Ltd.	12,482	199,037
Commercial Metals Co.	178	8,907
Nucor Corp.	662	115,215
Reliance Steel & Aluminum Co.	411	114,948
Steel Dynamics, Inc.	1,014	119,753
Worthington Steel, Inc.†	146	4,103
		868,503
Leisure Time — 0.0%
MasterCraft Boat Holdings, Inc.†	350	7,924
Lodging — 0.3%
H World Group, Ltd.	2,553	85,372
Hilton Worldwide Holdings, Inc.	672	122,365
Indian Hotels Co., Ltd.	24,210	127,474
Marriott International, Inc., Class A	641	144,552
MGM Resorts International†	1,150	51,382
		531,145

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Construction & Mining — 0.7%
Argan, Inc.	181	$ 8,469
Caterpillar, Inc.	430	127,138
Hitachi, Ltd.	2,300	165,894
Hyster-Yale Materials Handling, Inc.	277	17,227
Mitsubishi Heavy Industries, Ltd.	3,000	175,340
Oshkosh Corp.	1,091	118,275
Terex Corp.	849	48,783
Vertiv Holdings Co., Class A	13,429	644,995
		1,306,121
Machinery-Diversified — 0.5%
Alamo Group, Inc.	45	9,459
Albany International Corp., Class A	108	10,608
Applied Industrial Technologies, Inc.	242	41,791
Columbus McKinnon Corp.	212	8,272
Deere & Co.	313	125,159
GEA Group AG	2,650	110,261
GrafTech International, Ltd.	5,779	12,656
Ingersoll Rand, Inc.	1,415	109,436
Kone Oyj, Class B	5,209	259,691
Otis Worldwide Corp.	1,233	110,317
Tennant Co.	48	4,449
Thermon Group Holdings, Inc.†	527	17,164
Watts Water Technologies, Inc., Class A	278	57,919
Westinghouse Air Brake Technologies Corp.	892	113,195
		990,377
Media — 0.2%
Comcast Corp., Class A	2,576	112,958
Informa PLC	11,342	112,939
Sinclair, Inc.	719	9,368
Wolters Kluwer NV	306	43,476
		278,741
Metal Fabricate/Hardware — 0.1%
APL Apollo Tubes, Ltd.	3,549	65,509
Janus International Group, Inc.†	686	8,952
Mueller Industries, Inc.	201	9,477
Proto Labs, Inc.†	205	7,987
Ryerson Holding Corp.	980	33,986
Standex International Corp.	62	9,820
Worthington Industries, Inc.	211	12,143
		147,874
Mining — 0.5%
Anglo American PLC	2,419	62,614
BHP Group, Ltd.	8,776	301,472
BHP Group, Ltd. (LSE)	1,260	43,195
Constellium SE†	2,368	47,265
Freeport-McMoRan, Inc.	3,165	134,734
Glencore PLC	36,701	220,853
Rio Tinto PLC	2,395	178,344
		988,477
Miscellaneous Manufacturing — 1.4%
3M Co.	14,675	1,604,271
A.O. Smith Corp.	1,485	122,423
Donaldson Co., Inc.	1,771	115,735
Elite Material Co., Ltd.	4,000	49,787
General Electric Co.	958	122,270
ITT, Inc.	1,016	121,229
LSB Industries, Inc.†	955	8,891
Parker-Hannifin Corp.	179	82,465
Security Description	Shares or Principal Amount	Value

Miscellaneous Manufacturing (continued)
Siemens AG	2,291	$ 429,753
Textron, Inc.	1,380	110,980
		2,767,804
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	324	8,016
Office Furnishings — 0.0%
Interface, Inc.	803	10,134
Steelcase, Inc., Class A	627	8,477
		18,611
Office/Business Equipment — 0.0%
Xerox Holdings Corp.	545	9,990
Oil & Gas — 2.7%
Amplify Energy Corp.†	1,150	6,819
BP PLC	72,115	428,492
California Resources Corp.	610	33,355
Chevron Corp.	841	125,444
ConocoPhillips	1,040	120,713
Coterra Energy, Inc.	4,365	111,395
Eni SpA	4,281	72,535
Equinor ASA	10,024	317,841
Exxon Mobil Corp.	14,778	1,477,504
Inpex Corp.	4,500	60,782
Marathon Oil Corp.	45,645	1,102,783
Marathon Petroleum Corp.	4,759	706,045
Murphy Oil Corp.	187	7,977
Nabors Industries, Ltd.†	131	10,693
Par Pacific Holdings, Inc.†	1,273	46,299
PBF Energy, Inc., Class A	1,308	57,500
PetroChina Co., Ltd.	180,000	118,947
PRIO SA	7,900	74,892
Reliance Industries, Ltd.	1,192	37,058
Shell PLC	3,003	98,431
SM Energy Co.	1,081	41,856
Valero Energy Corp.	954	124,020
W&T Offshore, Inc.	2,442	7,961
Weatherford International PLC†	613	59,970
		5,249,312
Oil & Gas Services — 0.1%
DMC Global, Inc.†	456	8,582
Newpark Resources, Inc.†	1,260	8,366
NOW, Inc.†	2,552	28,889
Oceaneering International, Inc.†	417	8,874
Schlumberger NV	2,141	111,417
US Silica Holdings, Inc.†	2,819	31,883
		198,011
Packaging & Containers — 0.2%
AptarGroup, Inc.	859	106,189
Berry Global Group, Inc.	1,833	123,526
Clearwater Paper Corp.†	240	8,669
O-I Glass, Inc.†	2,121	34,742
		273,126
Pharmaceuticals — 5.5%
AbbVie, Inc.	4,444	688,687
Alkermes PLC†	2,072	57,477
Amneal Pharmaceuticals, Inc.†	1,478	8,971
Arvinas, Inc.†	1,307	53,796
AstraZeneca PLC	1,271	171,729
Bristol-Myers Squibb Co.	2,516	129,096

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Cardinal Health, Inc.	8,372	$ 843,898
Catalyst Pharmaceuticals, Inc.†	570	9,582
Cigna Group	1,435	429,711
CinCor Pharma Inc. CVR†(1)	279	854
Corcept Therapeutics, Inc.†	544	17,669
CVS Health Corp.	1,819	143,628
Eli Lilly & Co.	4,276	2,492,566
GSK PLC	20,583	380,476
Ipsen SA	798	95,055
Jazz Pharmaceuticals PLC†	859	105,657
Johnson & Johnson	704	110,345
McKesson Corp.	235	108,800
Merck & Co., Inc.	20,049	2,185,742
Neurocrine Biosciences, Inc.†	1,021	134,527
Novartis AG	6,112	616,759
Novo Nordisk A/S, Class B	8,233	851,135
Option Care Health, Inc.†	1,451	48,884
PetIQ, Inc.†	1,035	20,441
Pfizer, Inc.	4,259	122,617
Roche Holding AG	2,113	614,266
Shionogi & Co., Ltd.	2,300	110,889
Sun Pharmaceutical Industries, Ltd.	3,388	51,302
USANA Health Sciences, Inc.†	155	8,308
Voyager Therapeutics, Inc.†	1,150	9,706
		10,622,573
Pipelines — 0.4%
Cheniere Energy, Inc.	4,134	705,715
Golar LNG, Ltd.	336	7,725
Targa Resources Corp.	1,359	118,056
		831,496
Private Equity — 0.2%
3i Group PLC	10,714	330,627
Eurazeo SE	509	40,373
		371,000
Real Estate — 0.1%
Anywhere Real Estate, Inc.†	3,927	31,848
Cushman & Wakefield PLC†	2,165	23,382
Kennedy-Wilson Holdings, Inc.	2,718	33,649
Phoenix Mills, Ltd.	3,659	98,979
RE/MAX Holdings, Inc., Class A	960	12,797
RMR Group, Inc., Class A	273	7,706
		208,361
REITS — 1.9%
Alexander & Baldwin, Inc.	995	18,925
American Assets Trust, Inc.	367	8,261
American Tower Corp.	675	145,719
Apartment Income REIT Corp.	3,297	114,505
Apple Hospitality REIT, Inc.	1,152	19,135
Armada Hoffler Properties, Inc.	612	7,570
AvalonBay Communities, Inc.	593	111,021
BrightSpire Capital, Inc.	2,857	21,256
Brixmor Property Group, Inc.	4,981	115,908
Broadstone Net Lease, Inc.	521	8,972
Centerspace	329	19,148
COPT Defense Properties	313	8,022
Crown Castle, Inc.	982	113,117
Elme Communities	280	4,088
EPR Properties	2,408	116,668
Equity Residential	4,915	300,601
Security Description	Shares or Principal Amount	Value

REITS (continued)
Essential Properties Realty Trust, Inc.	325	$ 8,307
Essex Property Trust, Inc.	473	117,276
First Industrial Realty Trust, Inc.	2,455	129,305
Goodman Group	20,600	355,158
Granite Point Mtg. Trust, Inc.	1,346	7,995
Host Hotels & Resorts, Inc.	5,609	109,207
Kite Realty Group Trust	606	13,853
Klepierre SA	4,399	119,853
Ladder Capital Corp.	764	8,794
MFA Financial, Inc.	1,294	14,583
Mid-America Apartment Communities, Inc.	858	115,367
National Health Investors, Inc.	446	24,909
NexPoint Residential Trust, Inc.	246	8,470
NNN REIT, Inc.	2,776	119,646
Park Hotels & Resorts, Inc.	7,173	109,747
Piedmont Office Realty Trust, Inc., Class A	1,620	11,518
Regency Centers Corp.	1,628	109,076
Retail Opportunity Investments Corp.	1,944	27,274
Rithm Capital Corp.	10,083	107,686
RLJ Lodging Trust	1,597	18,717
Ryman Hospitality Properties, Inc.	552	60,753
Sabra Health Care REIT, Inc.	2,032	28,997
SBA Communications Corp.	477	121,010
Service Properties Trust	1,057	9,027
Simon Property Group, Inc.	1,599	228,081
SITE Centers Corp.	608	8,287
Sunstone Hotel Investors, Inc.	4,374	46,933
Tanger, Inc.	333	9,231
Terreno Realty Corp.	128	8,022
TPG RE Finance Trust, Inc.	1,337	8,690
UDR, Inc.	3,057	117,052
Urban Edge Properties	2,564	46,921
VICI Properties, Inc.	3,599	114,736
Weyerhaeuser Co.	6,860	238,522
Xenia Hotels & Resorts, Inc.	306	4,168
		3,720,087
Retail — 3.3%
Abercrombie & Fitch Co., Class A†	96	8,469
Alsea SAB de CV†	10,628	40,275
American Eagle Outfitters, Inc.	379	8,020
Associated British Foods PLC	6,481	195,538
AutoZone, Inc.†	44	113,767
Beacon Roofing Supply, Inc.†	96	8,354
BlueLinx Holdings, Inc.†	217	24,588
Buckle, Inc.	232	11,025
Caleres, Inc.	1,165	35,800
Carrols Restaurant Group, Inc.	2,224	17,525
Chipotle Mexican Grill, Inc.†	49	112,061
Costco Wholesale Corp.	194	128,056
Dave & Buster's Entertainment, Inc.†	191	10,285
Dillard's, Inc., Class A	121	48,842
Fast Retailing Co., Ltd.	600	148,894
First Watch Restaurant Group, Inc.†	415	8,341
GMS, Inc.†	670	55,228
Home Depot, Inc.	339	117,480
Industria de Diseno Textil SA	8,246	358,938
J. Jill, Inc.†	490	12,632
McDonald's Corp.	1,225	363,225
O'Reilly Automotive, Inc.†	1,358	1,290,209
Pandora A/S	2,000	276,393
Ross Stores, Inc.	3,034	419,875
Sally Beauty Holdings, Inc.†	922	12,244

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Signet Jewelers, Ltd.	550	$ 58,993
Starbucks Corp.	1,120	107,531
Target Corp.	964	137,293
TJX Cos., Inc.	3,034	284,620
Wal-Mart de Mexico SAB de CV	12,654	53,199
Walmart, Inc.	12,687	2,000,106
		6,467,806
Savings & Loans — 0.0%
Axos Financial, Inc.†	959	52,361
OceanFirst Financial Corp.	606	10,520
		62,881
Semiconductors — 5.2%
Advanced Micro Devices, Inc.†	514	75,769
Ambarella, Inc.†	133	8,152
Applied Materials, Inc.	1,295	209,881
ASML Holding NV	974	732,996
Axcelis Technologies, Inc.†	312	40,463
Broadcom, Inc.	526	587,148
CEVA, Inc.†	367	8,335
Disco Corp.	1,500	372,128
KLA Corp.	339	197,061
Lam Research Corp.	154	120,622
MaxLinear, Inc.†	1,231	29,261
MediaTek, Inc.	3,000	99,216
NVIDIA Corp.	8,667	4,292,072
Photronics, Inc.†	358	11,230
Qorvo, Inc.†	1,009	113,623
QUALCOMM, Inc.	12,811	1,852,855
Rambus, Inc.†	868	59,241
Samsung Electronics Co., Ltd.	6,400	390,092
SK Hynix, Inc.	1,759	193,259
Synaptics, Inc.†	188	21,447
Taiwan Semiconductor Manufacturing Co., Ltd.	36,039	696,343
		10,111,194
Software — 7.0%
8x8, Inc.†	2,505	9,469
Adeia, Inc.	2,002	24,805
Adobe, Inc.†	3,195	1,906,137
Agilysys, Inc.†	266	22,562
Appfolio, Inc., Class A†	46	7,969
Atlassian Corp., Class A†	646	153,658
Autodesk, Inc.†	501	121,983
Bandwidth, Inc., Class A†	976	14,123
Cadence Design Systems, Inc.†	5,702	1,553,054
CommVault Systems, Inc.†	657	52,461
DocuSign, Inc.†	6,037	358,900
Domo, Inc., Class B†	1,881	19,355
Dropbox, Inc., Class A†	3,649	107,573
Elastic NV†	895	100,867
Fidelity National Information Services, Inc.	2,014	120,981
Fiserv, Inc.†	787	104,545
Health Catalyst, Inc.†	1,593	14,751
HubSpot, Inc.†	242	140,491
Intapp, Inc.†	965	36,689
Manhattan Associates, Inc.†	548	117,995
Microsoft Corp.	16,209	6,095,232
MongoDB, Inc.†	262	107,119
MSCI, Inc.	204	115,393
Nexon Co., Ltd.	10,900	198,635
PDF Solutions, Inc.†	247	7,939
Security Description	Shares or Principal Amount	Value

Software (continued)
Pegasystems, Inc.	1,957	$ 95,619
Phreesia, Inc.†	1,153	26,692
PROS Holdings, Inc.†	725	28,123
RingCentral, Inc., Class A†	3,712	126,022
ROBLOX Corp., Class A†	2,735	125,044
Salesforce, Inc.†	427	112,361
SAP SE	130	20,017
Sapiens International Corp. NV	534	15,454
Schrodinger, Inc.†	275	9,845
Smartsheet, Inc., Class A†	3,304	157,997
Snowflake, Inc., Class A†	768	152,832
Square Enix Holdings Co., Ltd.	6,700	240,582
Synopsys, Inc.†	798	410,898
Teradata Corp.†	2,486	108,166
TOTVS SA	7,814	54,194
Veeva Systems, Inc., Class A†	614	118,207
Veradigm, Inc.†	2,479	26,005
Vimeo, Inc.†	3,635	14,249
Weave Communications, Inc.†	1,429	16,391
Workday, Inc., Class A†	443	122,295
Yext, Inc.†	3,470	20,438
Zoom Video Communications, Inc., Class A†	1,556	111,892
		13,626,009
Telecommunications — 1.5%
A10 Networks, Inc.	2,176	28,658
Accton Technology Corp.	6,000	102,247
Arista Networks, Inc.†	495	116,577
AT&T, Inc.	41,874	702,646
Calix, Inc.†	945	41,287
Cisco Systems, Inc.	18,390	929,063
Extreme Networks, Inc.†	2,780	49,039
Iridium Communications, Inc.	3,751	154,391
Motorola Solutions, Inc.	359	112,399
Preformed Line Products Co.	57	7,630
Spark New Zealand, Ltd.	10,315	33,777
Telstra Group, Ltd.	70,879	191,270
Verizon Communications, Inc.	3,959	149,254
Viavi Solutions, Inc.†	845	8,509
Vodafone Group PLC	326,593	285,410
		2,912,157
Toys/Games/Hobbies — 0.2%
JAKKS Pacific, Inc.†	245	8,710
Nintendo Co., Ltd.	7,300	380,998
		389,708
Transportation — 0.9%
ArcBest Corp.	277	33,298
Ardmore Shipping Corp.	744	10,483
CSX Corp.	4,077	141,350
Daseke, Inc.†	1,010	8,181
Deutsche Post AG	3,968	196,486
FedEx Corp.	416	105,236
Hub Group, Inc., Class A†	348	31,995
International Seaways, Inc.	167	7,595
Kirby Corp.†	1,518	119,133
Kuehne & Nagel International AG	190	65,468
Matson, Inc.	510	55,896
Norfolk Southern Corp.	510	120,554
Scorpio Tankers, Inc.	889	54,051
SITC International Holdings Co., Ltd.	7,000	12,084
Teekay Corp.†	1,828	13,070

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
Teekay Tankers, Ltd., Class A	889	$ 44,423
Union Pacific Corp.	3,024	742,755
		1,762,058
Water — 0.0%
SJW Group	237	15,488
Total Common Stocks (cost $119,224,832)		154,509,697
CONVERTIBLE PREFERRED STOCKS — 0.0%
Diversified Financial Services — 0.0%
Apollo Global Management, Inc.† (cost $18,700)	374	21,090
CORPORATE BONDS & NOTES — 8.1%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/2028*	$ 20,000	17,244
Interpublic Group of Cos., Inc.
4.65%, 10/01/2028	62,000	61,370
Outfront Media Capital LLC / Outfront Media Capital Corp.
7.38%, 02/15/2031*	20,000	21,003
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 08/15/2027*	15,000	14,499
		114,116
Aerospace/Defense — 0.3%
Boeing Co.
2.20%, 02/04/2026	51,000	48,189
2.70%, 02/01/2027	12,000	11,315
3.38%, 06/15/2046	35,000	25,714
6.13%, 02/15/2033	40,000	43,129
Bombardier, Inc.
7.13%, 06/15/2026*	24,000	23,888
8.75%, 11/15/2030*	20,000	21,294
Howmet Aerospace, Inc.
3.00%, 01/15/2029	29,000	26,499
5.95%, 02/01/2037	15,000	15,657
L3Harris Technologies, Inc.
3.85%, 12/15/2026	35,000	34,304
Northrop Grumman Corp.
3.25%, 01/15/2028	33,000	31,534
RTX Corp.
5.15%, 02/27/2033	20,000	20,383
6.40%, 03/15/2054	45,000	52,096
Spirit AeroSystems, Inc.
9.38%, 11/30/2029*	10,000	10,943
9.75%, 11/15/2030*	30,000	32,249
TransDigm, Inc.
4.63%, 01/15/2029	15,000	14,083
4.88%, 05/01/2029	15,000	14,020
5.50%, 11/15/2027	15,000	14,696
6.75%, 08/15/2028*	20,000	20,462
6.88%, 12/15/2030*	20,000	20,600
7.13%, 12/01/2031*	5,000	5,239
		486,294
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.50%, 04/20/2026*	12,500	12,410
5.75%, 04/20/2029*	15,000	14,621
Security Description	Shares or Principal Amount	Value

Airlines (continued)
United Airlines, Inc.
4.38%, 04/15/2026*	$ 5,000	$ 4,872
4.63%, 04/15/2029*	5,000	4,676
		36,579
Apparel — 0.1%
Crocs, Inc.
4.25%, 03/15/2029*	15,000	13,436
Kontoor Brands, Inc.
4.13%, 11/15/2029*	20,000	18,045
Levi Strauss & Co.
3.50%, 03/01/2031*	40,000	34,634
Tapestry, Inc.
7.70%, 11/27/2030	30,000	31,581
7.85%, 11/27/2033	15,000	16,003
		113,699
Auto Manufacturers — 0.0%
BMW US Capital LLC
3.95%, 08/14/2028*	25,000	24,278
Auto Parts & Equipment — 0.0%
Clarios Global LP
6.75%, 05/15/2025*	9,000	9,079
Clarios Global LP/Clarios US Finance Co.
6.75%, 05/15/2028*	20,000	20,404
8.50%, 05/15/2027*	10,000	10,035
Goodyear Tire & Rubber Co.
5.63%, 04/30/2033	15,000	13,446
		52,964
Banks — 0.8%
Bank of America Corp.
2.50%, 02/13/2031	52,000	44,653
3.85%, 03/08/2037	97,000	85,167
6.10%, 03/17/2025(2)	87,000	86,174
Bank of Montreal
3.80%, 12/15/2032	14,000	12,879
Bank of Nova Scotia
5.35%, 12/07/2026	45,000	45,752
Citigroup, Inc.
3.88%, 02/18/2026(2)	44,000	38,954
4.45%, 09/29/2027	119,000	116,264
6.17%, 05/25/2034	16,000	16,556
Deutsche Bank AG
2.31%, 11/16/2027	150,000	137,159
Fifth Third Bancorp
6.34%, 07/27/2029	35,000	36,441
First-Citizens Bank & Trust Co.
6.13%, 03/09/2028	44,000	44,765
Freedom Mtg. Corp.
6.63%, 01/15/2027*	10,000	9,544
7.63%, 05/01/2026*	15,000	14,804
12.00%, 10/01/2028*	5,000	5,461
12.25%, 10/01/2030*	5,000	5,489
Goldman Sachs Group, Inc.
2.60%, 02/07/2030	29,000	25,484
3.65%, 08/10/2026(2)	7,000	6,207
4.22%, 05/01/2029	25,000	24,183
JPMorgan Chase & Co.
2.08%, 04/22/2026	9,000	8,621
3.65%, 06/01/2026(2)	12,000	10,982
3.78%, 02/01/2028	24,000	23,181
3.96%, 11/15/2048	57,000	47,720

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
4.60%, 02/01/2025(2)	$ 71,000	$ 68,467
6.07%, 10/22/2027	100,000	102,871
6.10%, 10/01/2024(2)	12,000	11,934
JPMorgan Chase & Co. FRS
6.64%, (TSFR1M+1.26%), 05/15/2077	38,000	32,510
Morgan Stanley
5.12%, 02/01/2029	180,000	180,819
5.30%, 04/20/2037	11,000	10,704
PNC Financial Services Group, Inc.
4.63%, 06/06/2033	71,000	66,949
Toronto-Dominion Bank
4.11%, 06/08/2027	12,000	11,786
US Bancorp
2.49%, 11/03/2036	68,000	52,736
Wells Fargo & Co.
3.90%, 03/15/2026(2)	22,000	20,327
5.57%, 07/25/2029	135,000	137,844
Westpac Banking Corp.
2.96%, 11/16/2040	27,000	18,694
4.42%, 07/24/2039	36,000	31,397
		1,593,478
Biotechnology — 0.1%
Amgen, Inc.
2.60%, 08/19/2026	6,000	5,701
3.20%, 11/02/2027	24,000	22,927
5.25%, 03/02/2030	44,000	45,232
5.65%, 03/02/2053	21,000	22,094
5.75%, 03/02/2063	25,000	26,228
		122,182
Building Materials — 0.1%
Boise Cascade Co.
4.88%, 07/01/2030*	25,000	23,474
Builders FirstSource, Inc.
4.25%, 02/01/2032*	10,000	9,020
6.38%, 06/15/2032*	10,000	10,212
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028*	30,000	30,451
CP Atlas Buyer, Inc.
7.00%, 12/01/2028*	10,000	8,705
Emerald Debt Merger Sub LLC
6.63%, 12/15/2030*	20,000	20,427
Jeld-Wen, Inc.
4.88%, 12/15/2027*	10,000	9,450
Louisiana-Pacific Corp.
3.63%, 03/15/2029*	15,000	13,432
Masonite International Corp.
3.50%, 02/15/2030*	25,000	21,671
5.38%, 02/01/2028*	5,000	4,800
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 02/01/2030*	10,000	8,850
Smyrna Ready Mix Concrete LLC
8.88%, 11/15/2031*	25,000	26,279
Standard Industries, Inc.
3.38%, 01/15/2031*	5,000	4,301
4.38%, 07/15/2030*	30,000	27,552
5.00%, 02/15/2027*	10,000	9,749
		228,373
Chemicals — 0.4%
Avient Corp.
7.13%, 08/01/2030*	20,000	20,805
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
Celanese US Holdings LLC
1.40%, 08/05/2026	$ 19,000	$ 17,314
6.17%, 07/15/2027	73,000	74,851
6.33%, 07/15/2029	44,000	46,124
6.55%, 11/15/2030	20,000	21,143
CF Industries, Inc.
4.95%, 06/01/2043	57,000	52,099
FMC Corp.
5.65%, 05/18/2033	45,000	44,833
Huntsman International LLC
4.50%, 05/01/2029	73,000	70,320
Ingevity Corp.
3.88%, 11/01/2028*	15,000	13,433
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030*	19,000	15,711
4.45%, 09/26/2028	42,000	40,966
LSF11 A5 HoldCo LLC
6.63%, 10/15/2029*	25,000	21,141
Nutrien, Ltd.
4.00%, 12/15/2026	8,000	7,822
4.20%, 04/01/2029	29,000	28,401
SCIH Salt Holdings, Inc.
4.88%, 05/01/2028*	45,000	42,089
6.63%, 05/01/2029*	30,000	27,997
Sherwin-Williams Co.
3.45%, 06/01/2027	21,000	20,270
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029*	10,000	4,075
Tronox, Inc.
4.63%, 03/15/2029*	25,000	22,145
Vibrantz Technologies, Inc.
9.00%, 02/15/2030*	20,000	15,858
Westlake Chemical Corp.
2.88%, 08/15/2041	30,000	21,033
WR Grace Holdings LLC
4.88%, 06/15/2027*	15,000	14,431
5.63%, 08/15/2029*	25,000	21,999
7.38%, 03/01/2031*	25,000	25,008
		689,868
Commercial Services — 0.3%
ADT Security Corp.
4.13%, 08/01/2029*	30,000	27,608
Block, Inc.
3.50%, 06/01/2031	69,000	61,269
Carriage Services, Inc.
4.25%, 05/15/2029*	15,000	13,322
ERAC USA Finance LLC
5.63%, 03/15/2042*	47,000	48,763
Garda World Security Corp.
4.63%, 02/15/2027*	10,000	9,642
6.00%, 06/01/2029*	5,000	4,482
7.75%, 02/15/2028*	5,000	5,173
9.50%, 11/01/2027*	22,000	22,179
Gartner, Inc.
3.63%, 06/15/2029*	6,000	5,416
3.75%, 10/01/2030*	54,000	47,734
Herc Holdings, Inc.
5.50%, 07/15/2027*	15,000	14,810
Hertz Corp.
5.00%, 12/01/2029*	35,000	28,711

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
Neptune Bidco US, Inc.
9.29%, 04/15/2029*	$ 35,000	$ 32,637
PECF USS Intermediate Holding III Corp.
8.00%, 11/15/2029*	25,000	12,750
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38%, 08/31/2027*	10,000	9,272
6.25%, 01/15/2028*	20,000	19,883
S&P Global, Inc.
2.45%, 03/01/2027	8,000	7,544
4.75%, 08/01/2028	16,000	16,270
Sabre GLBL, Inc.
8.63%, 06/01/2027*	15,000	13,650
Service Corp. International
3.38%, 08/15/2030	10,000	8,721
4.00%, 05/15/2031	30,000	26,865
4.63%, 12/15/2027	14,000	13,545
5.13%, 06/01/2029	20,000	19,600
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
4.63%, 11/01/2026*	15,000	14,586
		484,432
Computers — 0.1%
Ahead DB Holdings LLC
6.63%, 05/01/2028*	15,000	13,069
Apple, Inc.
3.95%, 08/08/2052	28,000	24,505
4.38%, 05/13/2045	34,000	32,241
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	35,000	31,630
Dell International LLC/EMC Corp.
8.35%, 07/15/2046	2,000	2,627
Seagate HDD Cayman
3.13%, 07/15/2029	5,000	4,050
9.63%, 12/01/2032	5,000	5,717
		113,839
Cosmetics/Personal Care — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
4.75%, 01/15/2029*	20,000	19,076
6.63%, 07/15/2030*	15,000	15,410
Kenvue, Inc.
4.90%, 03/22/2033	79,000	81,433
5.05%, 03/22/2028 to 03/22/2053	26,000	26,777
		142,696
Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029*	20,000	17,829
4.00%, 01/15/2028*	20,000	18,925
Ritchie Bros. Holdings, Inc.
6.75%, 03/15/2028*	10,000	10,296
7.75%, 03/15/2031*	15,000	15,992
		63,042
Diversified Financial Services — 0.3%
AG Issuer LLC
6.25%, 03/01/2028*	15,000	14,911
Air Lease Corp.
3.25%, 10/01/2029	39,000	35,229
4.63%, 10/01/2028	51,000	49,827
5.85%, 12/15/2027	5,000	5,129
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Ally Financial, Inc.
8.00%, 11/01/2031	$ 50,000	$ 54,775
Aretec Escrow Issuer 2, Inc.
10.00%, 08/15/2030*	20,000	21,253
Aretec Escrow Issuer, Inc.
7.50%, 04/01/2029*	20,000	18,003
Capital One Financial Corp.
3.75%, 03/09/2027	28,000	26,735
7.62%, 10/30/2031	35,000	38,461
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	20,000	15,414
Credit Acceptance Corp.
9.25%, 12/15/2028*	30,000	31,978
GGAM Finance, Ltd.
8.00%, 02/15/2027*	10,000	10,250
goeasy, Ltd.
4.38%, 05/01/2026*	10,000	9,628
9.25%, 12/01/2028*	15,000	16,020
Intercontinental Exchange, Inc.
1.85%, 09/15/2032	16,000	12,796
2.65%, 09/15/2040	49,000	36,468
4.35%, 06/15/2029	25,000	24,919
LPL Holdings, Inc.
6.75%, 11/17/2028	24,000	25,584
Nasdaq, Inc.
5.55%, 02/15/2034	7,000	7,272
5.95%, 08/15/2053	8,000	8,593
Nationstar Mortgage Holdings, Inc.
5.50%, 08/15/2028*	15,000	14,424
5.75%, 11/15/2031*	35,000	32,634
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.88%, 04/15/2045*	21,000	17,333
OneMain Finance Corp.
5.38%, 11/15/2029	50,000	46,820
PennyMac Financial Services, Inc.
5.38%, 10/15/2025*	15,000	14,824
7.88%, 12/15/2029*	25,000	25,734
PHH Mortgage Corp.
7.88%, 03/15/2026*	20,000	17,912
		632,926
Electric — 0.6%
AES Corp.
2.45%, 01/15/2031	48,000	40,322
American Electric Power Co., Inc.
4.30%, 12/01/2028	38,000	37,152
5.63%, 03/01/2033	10,000	10,418
American Transmission Systems, Inc.
2.65%, 01/15/2032*	16,000	13,537
Appalachian Power Co.
5.80%, 10/01/2035	20,000	20,276
Calpine Corp.
4.63%, 02/01/2029*	5,000	4,644
5.00%, 02/01/2031*	20,000	18,334
5.25%, 06/01/2026*	10,000	9,867
Commonwealth Edison Co.
5.88%, 02/01/2033	25,000	26,426
Consolidated Edison Co. of New York, Inc.
4.20%, 03/15/2042	12,000	10,370
Constellation Energy Generation LLC
6.13%, 01/15/2034	20,000	21,402
6.50%, 10/01/2053	50,000	56,386

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Duke Energy Ohio, Inc.
3.65%, 02/01/2029	$ 35,000	$ 33,688
Electricite de France SA
4.75%, 10/13/2035*	55,000	52,161
Eversource Energy
5.13%, 05/15/2033	55,000	55,278
5.45%, 03/01/2028	20,000	20,556
Georgia Power Co.
4.95%, 05/17/2033	45,000	45,363
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	7,000	6,889
4.25%, 05/01/2030	49,000	45,272
NRG Energy, Inc.
2.45%, 12/02/2027*	30,000	27,048
3.75%, 06/15/2024*	54,000	53,372
10.25%, 03/15/2028*(2)	10,000	10,411
Oncor Electric Delivery Co. LLC
4.95%, 09/15/2052*	65,000	63,905
Pacific Gas & Electric Co.
2.10%, 08/01/2027	12,000	10,815
2.95%, 03/01/2026	10,000	9,472
4.95%, 07/01/2050	16,000	13,667
5.90%, 06/15/2032	25,000	25,420
6.10%, 01/15/2029	15,000	15,522
6.95%, 03/15/2034	25,000	27,460
PacifiCorp
2.70%, 09/15/2030	15,000	12,998
6.25%, 10/15/2037	13,000	13,859
PG&E Corp.
5.25%, 07/01/2030	30,000	28,936
Puget Sound Energy, Inc.
5.45%, 06/01/2053	25,000	25,950
Sempra Energy
5.50%, 08/01/2033	25,000	25,911
Southern Co.
5.70%, 03/15/2034	20,000	21,030
Vistra Corp.
7.00%, 12/15/2026*(2)	5,000	4,925
8.00%, 10/15/2026*(2)	15,000	14,935
Vistra Operations Co. LLC
3.55%, 07/15/2024*	27,000	26,620
4.30%, 07/15/2029*	29,000	27,134
5.00%, 07/31/2027*	10,000	9,736
6.95%, 10/15/2033*	35,000	36,835
7.75%, 10/15/2031*	10,000	10,386
WEC Energy Group, Inc. FRS
7.75%, (TSFR3M+2.37%), 05/15/2067	71,000	63,510
		1,108,198
Electronics — 0.1%
Imola Merger Corp.
4.75%, 05/15/2029*	40,000	38,004
Sensata Technologies, Inc.
3.75%, 02/15/2031*	103,000	90,715
TTM Technologies, Inc.
4.00%, 03/01/2029*	25,000	22,711
		151,430
Engineering & Construction — 0.0%
Great Lakes Dredge & Dock Corp.
5.25%, 06/01/2029*	55,000	46,762
Security Description	Shares or Principal Amount	Value

Entertainment — 0.2%
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	$ 40,000	$ 36,080
7.00%, 02/15/2030*	35,000	35,890
Caesars Resort Collection LLC/CRC Finco, Inc.
5.75%, 07/01/2025*	10,000	9,999
CDI Escrow Issuer, Inc.
5.75%, 04/01/2030*	20,000	19,500
Cinemark USA, Inc.
5.25%, 07/15/2028*	20,000	18,348
8.75%, 05/01/2025*	3,000	3,015
Everi Holdings, Inc.
5.00%, 07/15/2029*	40,000	36,309
Light & Wonder International, Inc.
7.50%, 09/01/2031*	5,000	5,215
Live Nation Entertainment, Inc.
5.63%, 03/15/2026*	20,000	19,817
6.50%, 05/15/2027*	10,000	10,175
Penn Entertainment, Inc.
5.63%, 01/15/2027*	35,000	33,932
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
6.63%, 03/01/2030*	35,000	33,090
Scientific Games International, Inc.
7.25%, 11/15/2029*	35,000	35,837
Warnermedia Holdings, Inc.
3.76%, 03/15/2027	86,000	82,404
4.28%, 03/15/2032	20,000	18,304
5.05%, 03/15/2042	30,000	26,447
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/2029*	30,000	28,314
7.13%, 02/15/2031*	20,000	20,829
		473,505
Environmental Control — 0.1%
Clean Harbors, Inc.
6.38%, 02/01/2031*	10,000	10,161
Covanta Holding Corp.
4.88%, 12/01/2029*	10,000	8,737
GFL Environmental, Inc.
4.00%, 08/01/2028*	5,000	4,622
4.75%, 06/15/2029*	15,000	14,129
6.75%, 01/15/2031*	5,000	5,151
Madison IAQ LLC
4.13%, 06/30/2028*	10,000	9,091
5.88%, 06/30/2029*	35,000	30,838
Waste Connections, Inc.
4.25%, 12/01/2028	50,000	49,749
Waste Management, Inc.
4.88%, 02/15/2029	37,000	37,866
Waste Pro USA, Inc.
5.50%, 02/15/2026*	10,000	9,625
		179,969
Food — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/2027*	5,000	4,861
4.88%, 02/15/2030*	30,000	28,720
7.50%, 03/15/2026*	15,000	15,279
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
6.75%, 03/15/2034*	45,000	47,413

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Food (continued)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.00%, 02/02/2029	$ 50,000	$ 43,980
Lamb Weston Holdings, Inc.
4.13%, 01/31/2030*	25,000	23,048
McCormick & Co., Inc.
1.85%, 02/15/2031	5,000	4,088
US Foods, Inc.
4.75%, 02/15/2029*	15,000	14,246
7.25%, 01/15/2032*	5,000	5,214
		186,849
Food Service — 0.0%
Aramark Services, Inc.
5.00%, 02/01/2028*	25,000	24,251
Forest Products & Paper — 0.0%
Mercer International, Inc.
5.13%, 02/01/2029	15,000	12,884
12.88%, 10/01/2028*	10,000	10,931
		23,815
Healthcare-Products — 0.1%
Bausch & Lomb Escrow Corp.
8.38%, 10/01/2028*	30,000	31,648
Medline Borrower LP
3.88%, 04/01/2029*	55,000	49,728
5.25%, 10/01/2029*	15,000	14,139
Thermo Fisher Scientific, Inc.
5.00%, 01/31/2029	65,000	66,719
		162,234
Healthcare-Services — 0.2%
Centene Corp.
3.00%, 10/15/2030	15,000	12,991
4.63%, 12/15/2029	20,000	19,175
Charles River Laboratories International, Inc.
3.75%, 03/15/2029*	10,000	9,157
4.00%, 03/15/2031*	10,000	9,034
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030*	40,000	33,454
5.63%, 03/15/2027*	5,000	4,646
6.88%, 04/01/2028*	10,000	6,137
8.00%, 03/15/2026*	8,000	7,973
10.88%, 01/15/2032*	10,000	10,451
HCA, Inc.
3.50%, 09/01/2030	5,000	4,533
3.63%, 03/15/2032	15,000	13,413
4.50%, 02/15/2027	3,000	2,965
5.25%, 06/15/2026	12,000	12,058
5.38%, 09/01/2026	36,000	36,165
Humana, Inc.
5.50%, 03/15/2053	10,000	10,379
5.75%, 03/01/2028	50,000	51,957
Tenet Healthcare Corp.
4.25%, 06/01/2029	15,000	13,965
4.88%, 01/01/2026	25,000	24,718
5.13%, 11/01/2027	70,000	68,429
6.13%, 06/15/2030	25,000	25,277
UnitedHealth Group, Inc.
3.85%, 06/15/2028	62,000	60,623
		437,500
Security Description	Shares or Principal Amount	Value

Home Builders — 0.1%
Lennar Corp.
4.75%, 11/29/2027	$ 67,000	$ 66,846
LGI Homes, Inc.
8.75%, 12/15/2028*	30,000	31,913
Mattamy Group Corp.
4.63%, 03/01/2030*	20,000	18,535
PulteGroup, Inc.
7.88%, 06/15/2032	20,000	23,493
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030*	20,000	19,348
5.75%, 01/15/2028*	10,000	10,046
5.88%, 06/15/2027*	10,000	10,050
		180,231
Household Products/Wares — 0.0%
Spectrum Brands, Inc.
5.00%, 10/01/2029*	30,000	28,624
Insurance — 0.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
6.75%, 10/15/2027*	30,000	29,894
AmWINS Group, Inc.
4.88%, 06/30/2029*	5,000	4,566
Aon PLC
4.25%, 12/12/2042	20,000	16,130
Athene Holding, Ltd.
5.88%, 01/15/2034	56,000	56,512
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	14,000	9,803
4.30%, 05/15/2043	29,000	27,136
CNO Financial Group, Inc.
5.25%, 05/30/2025 to 05/30/2029	26,000	25,731
Fairfax Financial Holdings, Ltd.
4.85%, 04/17/2028	71,000	69,900
Fidelity National Financial, Inc.
3.20%, 09/17/2051	27,000	17,100
HUB International, Ltd.
5.63%, 12/01/2029*	5,000	4,770
7.00%, 05/01/2026*	35,000	35,135
7.25%, 06/15/2030*	15,000	15,843
Marsh & McLennan Cos., Inc.
4.38%, 03/15/2029	23,000	22,886
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/2070*	72,000	49,435
MetLife, Inc.
6.40%, 12/15/2066	45,000	46,407
Teachers Insurance & Annuity Assoc. of America
6.85%, 12/16/2039*	21,000	24,195
USI Inc.
7.50%, 01/15/2032*	10,000	10,238
		465,681
Internet — 0.2%
Amazon.com, Inc.
2.10%, 05/12/2031	33,000	28,456
2.70%, 06/03/2060	38,000	25,126
Arches Buyer, Inc.
4.25%, 06/01/2028*	50,000	45,282
6.13%, 12/01/2028*	15,000	12,975
Booking Holdings, Inc.
4.63%, 04/13/2030	50,000	50,374
Gen Digital, Inc.
6.75%, 09/30/2027*	10,000	10,173

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet (continued)
7.13%, 09/30/2030*	$ 15,000	$ 15,672
Match Group Holdings II LLC
3.63%, 10/01/2031*	20,000	17,280
4.13%, 08/01/2030*	5,000	4,537
4.63%, 06/01/2028*	25,000	23,938
5.00%, 12/15/2027*	6,000	5,859
Meta Platforms, Inc.
4.45%, 08/15/2052	39,000	35,833
4.95%, 05/15/2033	28,000	28,899
5.60%, 05/15/2053	76,000	82,371
Netflix, Inc.
5.38%, 11/15/2029*	18,000	18,596
5.88%, 11/15/2028	10,000	10,528
TripAdvisor, Inc
7.00%, 07/15/2025*	20,000	20,048
		435,947
Investment Companies — 0.1%
Ares Capital Corp.
3.88%, 01/15/2026	88,000	84,537
7.00%, 01/15/2027	5,000	5,143
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/2029	10,000	8,351
6.25%, 05/15/2026	15,000	14,312
		112,343
Iron/Steel — 0.1%
ArcelorMittal
7.00%, 10/15/2039	37,000	40,023
ATI, Inc.
4.88%, 10/01/2029	5,000	4,660
5.88%, 12/01/2027	30,000	29,563
7.25%, 08/15/2030	25,000	26,010
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/2029*	22,000	22,431
Commercial Metals Co.
4.38%, 03/15/2032	5,000	4,487
TMS International Corp.
6.25%, 04/15/2029*	35,000	28,875
		156,049
Leisure Time — 0.1%
Carnival Corp.
5.75%, 03/01/2027*	40,000	39,017
7.00%, 08/15/2029*	5,000	5,221
10.50%, 06/01/2030*	15,000	16,407
Carnival Holdings Bermuda, Ltd.
10.38%, 05/01/2028*	15,000	16,326
MajorDrive Holdings IV LLC
6.38%, 06/01/2029*	15,000	12,917
NCL Corp., Ltd.
7.75%, 02/15/2029*	15,000	15,091
8.13%, 01/15/2029*	10,000	10,446
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/2026*	5,000	4,829
5.50%, 08/31/2026*	10,000	9,901
7.25%, 01/15/2030*	15,000	15,666
9.25%, 01/15/2029*	35,000	37,647
		183,468
Lodging — 0.1%
Boyd Gaming Corp.
4.75%, 06/15/2031*	35,000	32,124
Security Description	Shares or Principal Amount	Value

Lodging (continued)
Full House Resorts, Inc.
8.25%, 02/15/2028*	$ 35,000	$ 32,900
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030	35,000	33,920
Las Vegas Sands Corp.
3.90%, 08/08/2029	25,000	23,035
Station Casinos LLC
4.50%, 02/15/2028*	25,000	23,571
4.63%, 12/01/2031*	15,000	13,525
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.88%, 05/15/2025*	20,000	19,868
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/2027*	15,000	14,597
		193,540
Machinery-Construction & Mining — 0.0%
Oshkosh Corp.
3.10%, 03/01/2030	8,000	7,191
4.60%, 05/15/2028	40,000	39,415
Terex Corp.
5.00%, 05/15/2029*	15,000	14,137
		60,743
Machinery-Diversified — 0.0%
Chart Industries, Inc.
7.50%, 01/01/2030*	25,000	26,131
9.50%, 01/01/2031*	15,000	16,293
		42,424
Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031*	15,000	13,109
4.50%, 05/01/2032	10,000	8,565
4.75%, 03/01/2030 to 02/01/2032*	120,000	108,539
5.38%, 06/01/2029*	50,000	47,129
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	39,000	33,839
6.48%, 10/23/2045	40,000	39,305
Comcast Corp.
2.35%, 01/15/2027	17,000	15,959
3.30%, 02/01/2027	38,000	36,660
4.00%, 11/01/2049	49,000	40,891
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 08/15/2027*	25,000	23,489
DISH DBS Corp.
5.13%, 06/01/2029	20,000	10,308
5.25%, 12/01/2026*	10,000	8,568
5.75%, 12/01/2028*	5,000	3,988
5.88%, 11/15/2024	10,000	9,378
Gray Escrow II, Inc.
5.38%, 11/15/2031*	50,000	37,725
iHeartCommunications, Inc.
8.38%, 05/01/2027	27,299	17,719
McGraw-Hill Education, Inc.
5.75%, 08/01/2028*	20,000	19,285
8.00%, 08/01/2029*	30,000	27,900
News Corp.
3.88%, 05/15/2029*	20,000	18,389
Nexstar Media, Inc.
4.75%, 11/01/2028*	5,000	4,607
Scripps Escrow II, Inc.
3.88%, 01/15/2029*	10,000	8,844

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
Scripps Escrow, Inc.
5.88%, 07/15/2027*	$ 10,000	$ 8,884
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	25,000	21,387
4.00%, 07/15/2028*	15,000	13,873
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	10,000	11,579
Townsquare Media, Inc.
6.88%, 02/01/2026*	15,000	14,694
Univision Communications, Inc.
6.63%, 06/01/2027*	20,000	19,945
7.38%, 06/30/2030*	10,000	9,971
8.00%, 08/15/2028*	25,000	25,790
Walt Disney Co.
4.75%, 09/15/2044	24,000	22,934
7.75%, 12/01/2045	3,000	4,004
		687,257
Metal Fabricate/Hardware — 0.0%
Roller Bearing Co. of America, Inc.
4.38%, 10/15/2029*	30,000	27,763
Mining — 0.1%
FMG Resources August 2006 Pty, Ltd.
6.13%, 04/15/2032*	20,000	20,144
Glencore Finance Canada, Ltd.
6.00%, 11/15/2041*	7,000	7,124
Glencore Funding LLC
2.50%, 09/01/2030*	30,000	25,739
6.38%, 10/06/2030*	35,000	37,576
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	25,000	24,512
Novelis Corp.
3.88%, 08/15/2031*	15,000	13,218
4.75%, 01/30/2030*	15,000	14,107
		142,420
Miscellaneous Manufacturing — 0.0%
Amsted Industries, Inc.
4.63%, 05/15/2030*	10,000	9,152
5.63%, 07/01/2027*	10,000	9,964
		19,116
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/2029	25,000	22,860
Oil & Gas — 0.5%
Antero Resources Corp.
7.63%, 02/01/2029*	8,000	8,209
Apache Corp.
5.10%, 09/01/2040	30,000	25,704
Callon Petroleum Co.
7.50%, 06/15/2030*	40,000	40,341
8.00%, 08/01/2028*	20,000	20,425
Cenovus Energy, Inc.
6.75%, 11/15/2039	2,000	2,177
Chord Energy Corp.
6.38%, 06/01/2026*	25,000	25,000
Civitas Resources, Inc.
8.38%, 07/01/2028*	10,000	10,439
8.63%, 11/01/2030*	5,000	5,304
8.75%, 07/01/2031*	25,000	26,614
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Comstock Resources, Inc.
5.88%, 01/15/2030*	$ 20,000	$ 17,346
6.75%, 03/01/2029*	15,000	13,718
Continental Resources, Inc.
5.75%, 01/15/2031*	15,000	14,932
Devon Energy Corp.
7.95%, 04/15/2032	20,000	23,251
Devon Financing Co. LLC
7.88%, 09/30/2031	10,000	11,641
Diamondback Energy, Inc.
3.25%, 12/01/2026	39,000	37,771
6.25%, 03/15/2033	35,000	37,398
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/2028*	30,000	29,550
Endeavor Energy Resources LP/EER Finance, Inc.
5.75%, 01/30/2028*	45,000	45,042
EQT Corp.
7.00%, 02/01/2030	15,000	16,099
Nabors Industries, Inc.
5.75%, 02/01/2025	20,000	19,993
7.38%, 05/15/2027*	20,000	19,594
Occidental Petroleum Corp.
6.20%, 03/15/2040	55,000	56,788
7.50%, 05/01/2031	25,000	28,034
Ovintiv, Inc.
5.65%, 05/15/2028	14,000	14,285
6.25%, 07/15/2033	21,000	21,709
6.63%, 08/15/2037	5,000	5,177
7.38%, 11/01/2031	10,000	11,016
Patterson-UTI Energy, Inc.
5.15%, 11/15/2029	25,000	23,847
Permian Resources Operating LLC
5.38%, 01/15/2026*	35,000	34,534
6.88%, 04/01/2027*	30,000	29,979
Precision Drilling Corp.
6.88%, 01/15/2029*	15,000	14,465
7.13%, 01/15/2026*	18,000	17,917
Rockcliff Energy II LLC
5.50%, 10/15/2029*	35,000	33,079
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.
7.88%, 11/01/2028*	25,000	25,906
SM Energy Co.
6.50%, 07/15/2028	20,000	20,009
6.63%, 01/15/2027	10,000	9,943
6.75%, 09/15/2026	10,000	9,974
Southwestern Energy Co.
5.38%, 02/01/2029 to 03/15/2030	60,000	58,562
Transocean Aquila, Ltd.
8.00%, 09/30/2028*	5,000	5,075
Transocean Poseidon, Ltd.
6.88%, 02/01/2027*	15,000	14,926
Transocean Titan Financing, Ltd.
8.38%, 02/01/2028*	15,000	15,562
Transocean, Inc.
8.75%, 02/15/2030*	9,500	9,925
11.50%, 01/30/2027*	20,000	20,900
Viper Energy Partners LP
7.38%, 11/01/2031*	15,000	15,525
Viper Energy, Inc.
5.38%, 11/01/2027*	20,000	19,636
		967,321

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas Services — 0.0%
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/2026 to 09/01/2027	$ 40,000	$ 39,755
Packaging & Containers — 0.1%
Berry Global, Inc.
1.57%, 01/15/2026	32,000	29,728
1.65%, 01/15/2027	56,000	50,418
4.88%, 07/15/2026*	2,000	1,965
Crown Cork & Seal Co., Inc.
7.38%, 12/15/2026	25,000	26,250
Graphic Packaging International LLC
3.50%, 03/01/2029*	10,000	9,004
3.75%, 02/01/2030*	10,000	9,002
Intelligent Packaging Holdco Issuer LP
9.00%, 01/15/2026*(3)	10,000	8,528
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co.-Issuer LLC
6.00%, 09/15/2028*	20,000	18,631
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026*	20,000	20,354
9.25%, 04/15/2027*	25,000	24,539
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031*	30,000	30,417
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.
4.38%, 10/15/2028*	15,000	14,024
WestRock MWV LLC
7.95%, 02/15/2031	1,000	1,165
8.20%, 01/15/2030	24,000	27,642
		271,667
Pharmaceuticals — 0.3%
1375209 BC, Ltd.
9.00%, 01/30/2028*	1,000	975
Bausch Health Cos., Inc.
4.88%, 06/01/2028*	20,000	12,045
6.13%, 02/01/2027*	15,000	10,125
Becton Dickinson & Co.
3.70%, 06/06/2027	32,000	31,010
Elanco Animal Health, Inc.
6.65%, 08/28/2028	15,000	15,543
Eli Lilly & Co.
4.88%, 02/27/2053	20,000	20,685
Option Care Health, Inc.
4.38%, 10/31/2029*	5,000	4,519
Owens & Minor, Inc.
4.50%, 03/31/2029*	10,000	8,821
6.63%, 04/01/2030*	20,000	19,096
Pfizer Investment Enterprises Pte., Ltd.
4.45%, 05/19/2028	27,000	26,986
4.75%, 05/19/2033	46,000	46,103
5.30%, 05/19/2053	32,000	32,668
Teva Pharmaceutical Finance Netherlands III BV
5.13%, 05/09/2029	200,000	191,009
Wyeth LLC
5.95%, 04/01/2037	10,000	11,003
Zoetis, Inc.
2.00%, 05/15/2030	20,000	17,221
3.90%, 08/20/2028	43,000	42,076
		489,885
Security Description	Shares or Principal Amount	Value

Pipelines — 0.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
7.88%, 05/15/2026*	$ 10,000	$ 10,242
Buckeye Partners LP
3.95%, 12/01/2026	15,000	14,175
4.50%, 03/01/2028*	15,000	14,133
Cheniere Energy Partners LP
3.25%, 01/31/2032	39,000	33,229
4.50%, 10/01/2029	55,000	52,606
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	25,000	25,850
6.54%, 11/15/2053*	25,000	27,525
El Paso Natural Gas Co. LLC
8.38%, 06/15/2032	26,000	30,296
Enbridge, Inc.
4.25%, 12/01/2026	11,000	10,852
Energy Transfer LP
6.63%, 02/15/2028(2)	85,000	70,974
Energy Transfer Operating LP
6.50%, 02/01/2042	2,000	2,112
EnLink Midstream LLC
5.63%, 01/15/2028*	40,000	39,547
Enterprise Products Operating LLC
2.80%, 01/31/2030	64,000	57,879
4.25%, 02/15/2048	17,000	14,929
Hess Midstream Operations LP
4.25%, 02/15/2030*	10,000	9,200
5.13%, 06/15/2028*	10,000	9,648
5.50%, 10/15/2030*	10,000	9,679
5.63%, 02/15/2026*	25,000	24,817
Kinder Morgan Energy Partners LP
5.40%, 09/01/2044	6,000	5,614
Kinder Morgan, Inc.
7.75%, 01/15/2032	15,000	17,053
Kinetik Holdings LP
5.88%, 06/15/2030*	64,000	62,787
ONEOK, Inc.
6.10%, 11/15/2032	50,000	53,130
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/2028*	15,000	14,175
6.00%, 12/31/2030*	15,000	13,943
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/2031	45,000	43,713
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029*	15,000	13,610
6.25%, 01/15/2030*	5,000	4,973
Venture Global LNG, Inc.
8.13%, 06/01/2028*	10,000	10,099
8.38%, 06/01/2031*	30,000	29,985
9.50%, 02/01/2029*	20,000	21,163
9.88%, 02/01/2032*	20,000	20,833
		768,771
Private Equity — 0.0%
KKR Group Finance Co. VI LLC
3.75%, 07/01/2029*	31,000	29,084
Real Estate — 0.0%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.
7.00%, 04/15/2030*	16,000	14,755

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS — 0.2%
American Tower Corp.
2.75%, 01/15/2027	$ 12,000	$ 11,248
2.90%, 01/15/2030	40,000	35,596
3.13%, 01/15/2027	82,000	77,503
Crown Castle, Inc.
3.80%, 02/15/2028	33,000	31,347
4.75%, 05/15/2047	5,000	4,331
Crown Castle, Inc.
3.65%, 09/01/2027	16,000	15,210
EPR Properties
4.50%, 06/01/2027	11,000	10,373
Equinix, Inc.
3.20%, 11/18/2029	58,000	53,269
Extra Space Storage LP
5.90%, 01/15/2031	60,000	62,623
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	21,000	17,729
6.75%, 12/01/2033	35,000	37,759
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	25,000	23,556
4.75%, 06/15/2029*	15,000	13,525
5.25%, 10/01/2025*	5,000	4,932
Prologis LP
2.25%, 04/15/2030	12,000	10,490
VICI Properties LP
4.75%, 02/15/2028	28,000	27,411
VICI Properties LP/VICI Note Co., Inc.
3.75%, 02/15/2027*	12,000	11,328
Weyerhaeuser Co.
7.38%, 03/15/2032	6,000	6,963
		455,193
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc.
4.00%, 10/15/2030*	40,000	35,876
Alimentation Couche-Tard, Inc.
2.95%, 01/25/2030*	36,000	32,225
3.55%, 07/26/2027*	32,000	30,786
Asbury Automotive Group, Inc.
4.63%, 11/15/2029*	10,000	9,256
Bath & Body Works, Inc.
6.63%, 10/01/2030*	30,000	30,662
6.75%, 07/01/2036	10,000	10,063
7.50%, 06/15/2029	15,000	15,586
BCPE Ulysses Intermediate, Inc.
7.75%, 04/01/2027*(3)	10,000	9,320
Beacon Roofing Supply, Inc.
4.13%, 05/15/2029*	10,000	9,117
4.50%, 11/15/2026*	10,000	9,696
6.50%, 08/01/2030*	5,000	5,112
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/2029*	5,000	4,537
6.75%, 01/15/2030*	15,000	13,170
IRB Holding Corp.
7.00%, 06/15/2025*	10,000	10,000
LBM Acquisition LLC
6.25%, 01/15/2029*	15,000	13,394
McDonald's Corp.
6.30%, 10/15/2037	25,000	28,310
Security Description	Shares or Principal Amount	Value

Retail (continued)
Michaels Cos., Inc.
7.88%, 05/01/2029*	$ 10,000	$ 6,296
Victoria's Secret & Co.
4.63%, 07/15/2029*	30,000	25,059
White Cap Buyer LLC
6.88%, 10/15/2028*	20,000	19,360
		317,825
Semiconductors — 0.2%
Broadcom, Inc.
3.19%, 11/15/2036*	43,000	34,845
4.15%, 11/15/2030	47,000	44,894
4.93%, 05/15/2037*	103,000	99,676
Marvell Technology, Inc.
5.75%, 02/15/2029	35,000	36,162
5.95%, 09/15/2033	35,000	37,114
Micron Technology, Inc.
5.88%, 09/15/2033	65,000	67,605
		320,296
Software — 0.3%
AthenaHealth Group, Inc.
6.50%, 02/15/2030*	30,000	27,215
Boxer Parent Co., Inc.
7.13%, 10/02/2025*	5,000	5,027
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/2029*	10,000	10,199
Clarivate Science Holdings Corp.
4.88%, 07/01/2029*	20,000	18,767
Cloud Software Group, Inc.
6.50%, 03/31/2029*	75,000	71,433
9.00%, 09/30/2029*	30,000	28,514
Fidelity National Information Services, Inc.
2.25%, 03/01/2031	7,000	5,913
3.10%, 03/01/2041	14,000	10,378
5.10%, 07/15/2032	12,000	12,253
Microsoft Corp.
2.40%, 08/08/2026	8,000	7,623
2.92%, 03/17/2052	31,000	22,879
MSCI, Inc.
3.63%, 09/01/2030*	65,000	58,812
Oracle Corp.
1.65%, 03/25/2026	56,000	52,241
2.95%, 04/01/2030	15,000	13,538
3.65%, 03/25/2041	73,000	57,897
3.95%, 03/25/2051	13,000	10,180
RingCentral, Inc.
8.50%, 08/15/2030*	25,000	25,562
Rocket Software, Inc.
6.50%, 02/15/2029*	45,000	39,150
salesforce.com, Inc.
2.90%, 07/15/2051	43,000	30,746
3.05%, 07/15/2061	23,000	16,135
ServiceNow, Inc.
1.40%, 09/01/2030	41,000	33,706
Twilio, Inc.
3.63%, 03/15/2029	25,000	22,807
3.88%, 03/15/2031	30,000	26,715
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88%, 02/01/2029*	50,000	45,350
		653,040

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications — 0.3%
AT&T, Inc.
2.30%, 06/01/2027	$ 71,000	$ 65,902
2.55%, 12/01/2033	56,000	45,641
4.35%, 03/01/2029	48,000	47,372
4.75%, 05/15/2046	5,000	4,519
CommScope Technologies LLC
6.00%, 06/15/2025*	8,000	6,520
CommScope, Inc.
6.00%, 03/01/2026*	10,000	8,915
Embarq Corp.
8.00%, 06/01/2036	20,000	12,500
Frontier Communications Holdings LLC
5.88%, 10/15/2027*	30,000	28,983
8.75%, 05/15/2030*	15,000	15,431
Level 3 Financing, Inc.
4.25%, 07/01/2028*	5,000	2,475
10.50%, 05/15/2030*	11,000	10,667
Rogers Communications, Inc.
3.80%, 03/15/2032	28,000	25,766
Sprint Capital Corp.
6.88%, 11/15/2028	46,000	49,842
T-Mobile USA, Inc.
2.88%, 02/15/2031	10,000	8,811
3.38%, 04/15/2029	35,000	32,519
3.75%, 04/15/2027	65,000	63,045
3.88%, 04/15/2030	7,000	6,638
5.05%, 07/15/2033	60,000	60,467
5.75%, 01/15/2054	10,000	10,581
Verizon Communications, Inc.
2.10%, 03/22/2028	12,000	10,855
3.70%, 03/22/2061	39,000	29,794
4.33%, 09/21/2028	91,000	90,022
Viasat, Inc.
7.50%, 05/30/2031*	20,000	15,700
		652,965
Toys/Games/Hobbies — 0.0%
Mattel, Inc.
3.38%, 04/01/2026*	5,000	4,755
3.75%, 04/01/2029*	15,000	13,701
		18,456
Transportation — 0.0%
Watco Cos. LLC/Watco Finance Corp.
6.50%, 06/15/2027*	50,000	50,000
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.40%, 11/15/2026*	11,000	10,424
4.40%, 07/01/2027*	91,000	88,727
		99,151
Total Corporate Bonds & Notes (cost $16,165,339)		15,599,909
CONVERTIBLE BONDS & NOTES — 0.0%
Oil & Gas — 0.0%
Nabors Industries, Inc.
1.75%, 06/15/2029*	10,000	7,219
Security Description	Shares or Principal Amount	Value

Real Estate — 0.0%
Realogy Group LLC/Realogy Co.-Issuer Corp.
0.25%, 06/15/2026	$ 17,000	$ 13,325
Total Convertible Bonds & Notes (cost $23,329)		20,544
LOANS(4)(5)(6) — 0.2%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc. FRS
9.14%, (TSFR3M+3.50%), 08/21/2026	19,114	18,894
Airlines — 0.1%
Aadvantage Loyalty LP, Ltd. FRS
10.43%, (TSFR3M+4.75%), 04/20/2028	39,500	40,562
United Airlines, Inc. BTL-B FRS
9.22%, (TSFR3M+3.75%), 04/21/2028	11,611	11,635
		52,197
Apparel — 0.0%
Crocs, Inc. FRS
8.50%, (TSFR1M+3.00%), 02/20/2029	8,786	8,809
Building Materials — 0.0%
CP Atlas Buyer, Inc. FRS
9.21%, (TSFR1M+3.75%), 11/23/2027	20,423	20,053
Chemicals — 0.0%
LSF11 A5 HoldCo LLC BTL-B FRS
9.71%, (TSFR1M+4.25%), 10/15/2028	4,975	4,983
Nouryon Finance BV BTL-B FRS
9.47%, (TSFR1M+4.00%), 04/03/2028	21,437	21,491
Starfruit Finco B.V. BTL-B FRS
9.45%, (TSFR1M+4.00%), 04/03/2028	9,950	9,972
		36,446
Commercial Services — 0.0%
Neptune Bidco US, Inc. BTL-B FRS
10.51%, (TSFR1M+5.00%), 04/11/2029	14,925	13,619
PECF USS Intermediate Holding III BTL-B FRS
9.89%, (TSFR1M+4.25%), 12/15/2028	19,538	15,117
		28,736
Engineering & Construction — 0.0%
VM Consolidated, Inc. BTL-B FRS
8.72%, (TSFR1M+3.25%), 03/24/2028	21,552	21,626
Entertainment — 0.0%
AMC Entertainment Holdings, Inc. FRS
8.47%, (TSFR1M+3.00%), 04/22/2026	14,554	12,128
Environmental Control — 0.0%
GFL Enviromental, Inc. FRS
7.91%, (TSFR1M+2.50%), 05/31/2027	7,028	7,045
Madison IAQ LLC BTL FRS
8.72%, (TSFR1M+3.25%), 06/21/2028	9,885	9,835
Robertshaw US Holding Corp. BTL-B FRS
13.45%, (3 ML+8.00%), 02/27/2027	5,000	600
		17,480
Healthcare-Services — 0.0%
One Call Corp. BTL FRS
11.14%, (TSFR3M+5.50%), 04/22/2027	9,676	8,322
Home Furnishings — 0.0%
Mattress Firm, Inc. BTL-B FRS
9.86%, (6 ML+4.25%), 09/25/2028	14,843	14,687

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
LOANS (continued)
Insurance — 0.0%
Asurion LLC FRS
8.72%, (TSFR1M+3.25%), 07/31/2027	$ 9,774	$ 9,690
HUB International, Ltd. FRS
9.66%, (TSFR1M+4.25%), 06/20/2030	4,331	4,349
		14,039
Internet — 0.0%
Proofpoint, Inc. 2nd Lien BTL-B FRS
11.72%, (TSFR1M+6.25%), 08/31/2029	15,000	15,070
Machinery-Construction & Mining — 0.0%
Vertiv Group Corp. FRS
7.69%, (TSFR1M+2.50%), 03/02/2027	28,665	28,758
Machinery-Diversified — 0.0%
TK Elevator US Newco, Inc. BTL-B FRS
9.38%, (TSFR6M+3.50%), 07/30/2027	9,753	9,767
Media — 0.0%
DirecTV Financing LLC FRS
10.65%, (TSFR1M+5.00%), 08/02/2027	438	439
iHeartCommunications, Inc. FRS
8.72%, (TSFR1M+3.25%), 05/01/2026	13,374	11,479
		11,918
Packaging & Containers — 0.0%
Klockner Pentaplast of America, Inc. BTL-B FRS
10.48%, (TSFR6M+4.73%), 02/12/2026	14,724	13,841
Pipelines — 0.0%
CQP Holdco LP FRS
8.36%, (TSFR1M+3.00%), 12/31/2030	17,731	17,749
Retail — 0.1%
IRB Holding Corp. BTL-B FRS
8.46%, (TSFR1M+3.00%), 12/15/2027	14,787	14,796
Michaels Cos., Inc. BTL-B FRS
9.86%, (TSFR3M+4.25%), 04/15/2028	9,911	8,226
PetSmart, Inc. BTL-B FRS
9.21%, (TSFR1M+3.75%), 02/11/2028	24,571	24,264
White Cap Buyer LLC BTL-B FRS
9.11%, (TSFR1M+3.75%), 10/19/2027	14,553	14,580
		61,866
Software — 0.0%
Ascend Learning LLC FRS
11.21%, (TSFR1M+5.75%), 12/10/2029	10,000	8,575
Greeneden US Holdings II LLC FRS
9.47%, (TSFR1M+4.00%), 12/01/2027	14,587	14,631
TIBCO Software, Inc. BTL-B FRS
9.95%, (TSFR1M+4.50%), 03/30/2029	4,963	4,851
UKG, Inc. 2nd Lien BTL FRS
10.76%, (TSFR3M+5.25%), 05/03/2027	10,000	10,004
		38,061
Total Loans (cost $463,218)		450,447
ASSET BACKED SECURITIES — 0.1%
Other Asset Backed Securities — 0.1%
BDS, Ltd. FRS
Series 2021-FL8, Class A 6.39%, (TSFR1M+1.03%), 01/18/2036*	78,925	78,767
JPMorgan Mtg. Trust FRS
Series 2023-HE3, Class A1 6.94%, (SOFR30A+1.60%), 05/25/2054*	75,000	75,000
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Ready Capital Mtg. Financing LLC FRS
Series 2022-FL8, Class A 6.99%, (TSFR3M+1.65%), 01/25/2037*	$ 40,376	$ 40,339
Series 2022-FL8, Class AS 7.44%, (TSFR1M+2.10%), 01/25/2037*	38,000	38,000
Towd Point Mtg. Trust FRS
Series 2018-SL1, Class A 6.07%, (TSFR6M+0.71%), 01/25/2046*	3,294	3,287
Total Asset Backed Securities (cost $232,601)		235,393
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.3%
Commercial and Residential — 1.8%
AREIT Trust FRS
Series 2021-CRE5, Class A 6.55%, (TSFR1M+1.19%), 11/17/2038*	63,783	63,102
Banc of America Commercial Mtg.Trust VRS
Series 2015-UBS7, Class AS 3.99%, 09/15/2048(7)	47,000	44,498
Barclays Commercial Mtg. Trust
Series 2019-C3, Class C 4.18%, 05/15/2052	69,000	53,620
Benchmark Mtg. Trust
Series 2019-B12, Class A5 3.12%, 08/15/2052	24,000	21,513
CD Commercial Mtg. Trust VRS
Series 2016-CD1, Class XA 1.36%, 08/10/2049(7)(8)	233,366	5,695
CD Mtg. Trust VRS
Series 2017-CD5, Class C 4.13%, 08/15/2050(7)	56,000	44,644
Series 2017-CD6, Class C 4.23%, 11/13/2050(7)	57,000	43,153
Citigroup Commercial Mtg. Trust
Series 2016-C3, Class A4 3.15%, 11/15/2049	57,000	53,326
Citigroup Commercial Mtg. Trust VRS
Series 2016-P6, Class A5 3.72%, 12/10/2049(7)	38,000	35,806
Series 2015-P1, Class B 4.32%, 09/15/2048(7)	38,000	35,560
Series 2015-P1, Class C 4.37%, 09/15/2048(7)	62,000	54,726
Series 2014-GC21, Class C 4.78%, 05/10/2047(7)	68,000	58,140
Series 2014-GC19, Class D 5.04%, 03/11/2047*(7)	30,000	28,217
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2005-2, Class 1A2A 5.31%, 05/25/2035(7)	4,378	4,250
Commercial Mtg. Trust
Series 2014-UBS4, Class AM 3.97%, 08/10/2047	55,000	50,363
Series 2013-CR12, Class AM 4.30%, 10/10/2046	41,000	33,640
Commercial Mtg. Trust VRS
Series 2014-UBS6, Class XA 0.82%, 12/10/2047(7)(8)	297,437	1,153
Series 2014-CR20, Class XA 0.92%, 11/10/2047(7)(8)	776,006	2,518
Series 2014-UBS4, Class XA 1.07%, 08/10/2047(7)(8)	859,333	774

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2013-CR6, Class D 3.86%, 03/10/2046*(7)	$ 36,000	$ 26,553
Series 2015-CR23, Class C 4.29%, 05/10/2048(7)	59,000	52,974
Series 2015-LC21, Class B 4.32%, 07/10/2048(7)	127,000	119,160
Series 2014-UBS6, Class C 4.43%, 12/10/2047(7)	18,000	15,230
Series 2014-CR15, Class B 4.51%, 02/10/2047(7)	69,000	65,449
Series 2014-CR17, Class C 4.73%, 05/10/2047(7)	87,000	72,698
Series 2010-C1, Class D 5.79%, 07/10/2046*(7)	61,128	56,327
Credit Suisse Mtg. Capital Certs. VRS
Series 2006-C4, Class AX 0.85%, 09/15/2039*(7)(8)	78	0
CSAIL Commercial Mtg. Trust
Series 2019-C17, Class AS 3.28%, 09/15/2052	82,000	69,573
Series 2017-CX10, Class A3 3.40%, 11/15/2050	39,204	38,212
CSAIL Commercial Mtg. Trust VRS
Series 2015-C1, Class XA 0.80%, 04/15/2050(7)(8)	881,379	3,848
Series 2015-C1, Class AS 3.79%, 04/15/2050(7)	53,000	50,269
Series 2016-C7, Class AS 3.96%, 11/15/2049(7)	64,000	59,387
Series 2015-C1, Class C 4.25%, 04/15/2050(7)	81,000	62,670
CSMC Trust VRS
Series 2016-NXSR, Class AS 4.05%, 12/15/2049(7)	54,000	48,994
Series 2016-NXSR, Class C 4.43%, 12/15/2049(7)	37,000	27,424
DBUBS Mtg. Trust VRS
Series 2011-LC3A, Class D 5.36%, 08/10/2044*(7)	94,977	77,959
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA6, Class M1A 7.49%, (SOFR30A+2.15%), 09/25/2042*	8,966	9,048
Series 2022-HQA3, Class M1A 7.64%, (SOFR30A+2.30%), 08/25/2042*	27,185	27,639
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2022-R05, Class 2M1 7.24%, (SOFR30A+1.90%), 04/25/2042*	9,100	9,151
Series 2022-R04, Class 1M1 7.34%, (SOFR30A+2.00%), 03/25/2042*	13,330	13,456
Series 2018-C05, Class 1M2 7.80%, (SOFR30A+2.46%), 01/25/2031	20,103	20,577
Series 2022-R07, Class 1M1 8.29%, (SOFR30A+2.95%), 06/25/2042*	26,486	27,274
Series 2016-C03, Class 2M2 11.35%, (SOFR30A+6.01%), 10/25/2028	1,693	1,804
GS Mtg. Securities Trust
Series 2014-GC26, Class AS 3.96%, 11/10/2047	32,000	30,138
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
GS Mtg. Securities Trust VRS
Series 2020-GC47, Class C 3.45%, 05/12/2053(7)	$ 47,000	$ 33,660
Series 2015-GC30, Class C 4.07%, 05/10/2050(7)	45,000	36,028
Series 2014-GC22, Class C 4.69%, 06/10/2047(7)	43,000	26,035
JPMBB Commercial Mtg. Securities Trust VRS
Series 2013-C17, Class XA 0.33%, 01/15/2047(7)(8)	77,303	2
Series 2013-C12, Class C 3.96%, 07/15/2045(7)	35,190	30,404
Series 2014-C19, Class B 4.39%, 04/15/2047(7)	75,000	73,725
Series 2014-C23, Class B 4.48%, 09/15/2047(7)	32,000	30,865
Series 2014-C22, Class C 4.56%, 09/15/2047(7)	19,000	13,916
Series 2014-C19, Class C 4.67%, 04/15/2047(7)	12,000	11,316
JPMDB Commercial Mtg. Securities Trust VRS
Series 2018-C8, Class C 4.76%, 06/15/2051(7)	43,000	34,282
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2013-LC11, Class AS 3.22%, 04/15/2046	20,187	18,521
JPMorgan Chase Commercial Mtg. Securities Trust VRS
Series 2014-C20, Class B 4.40%, 07/15/2047(7)	80,000	73,860
Series 2013-C16, Class C 4.85%, 12/15/2046(7)	33,000	28,986
Series 2012-C6, Class D 4.96%, 05/15/2045(7)	40,201	36,355
Legacy Mtg. Asset Trust
Series 2020-GS5, Class A1 6.25%, 06/25/2060*(9)	98,176	98,085
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C17, Class XA 0.87%, 08/15/2047(7)(8)	178,445	179
Series 2015-C22, Class B 3.88%, 04/15/2048(7)	45,000	41,702
Series 2016-C32, Class AS 3.99%, 12/15/2049(7)	91,000	84,356
Series 2013-C10, Class AS 4.00%, 07/15/2046(7)	4,203	4,016
Series 2014-C16, Class B 4.35%, 06/15/2047(7)	32,000	30,164
Series 2014-C17, Class C 4.41%, 08/15/2047(7)	85,000	78,407
Series 2012-C5, Class E 4.63%, 08/15/2045*(7)	67,000	60,393
Series 2014-C14, Class C 5.04%, 02/15/2047(7)	113,000	110,513
Series 2013-C12, Class C 7.43%, 10/15/2046(7)	55,000	51,451
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4 3.81%, 12/15/2048	44,000	42,344
Morgan Stanley Capital I Trust VRS
Series 2021-L6, Class A4 2.44%, 06/15/2054(7)	36,000	29,917
Series 2016-BNK2, Class C 3.88%, 11/15/2049(7)	96,000	54,694

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2018-L1, Class A4 4.41%, 10/15/2051(7)	$ 85,000	$ 82,194
Ready Capital Mtg. Financing LLC FRS
Series 2021-FL7, Class A 6.67%, (TSFR3M+1.31%), 11/25/2036*	63,636	63,106
Shelter Growth CRE Issuer, Ltd. FRS
Series 2021-FL3, Class A 6.56%, (TSFR1M+1.19%), 09/15/2036*	45,216	45,042
UBS Commercial Mtg. Trust
Series 2017-C1, Class A4 3.46%, 06/15/2050	67,000	62,915
Verus Securitization Trust VRS
Series 2020-INV1, Class A1 1.98%, 03/25/2060*(7)	4,384	4,333
Wells Fargo Commercial Mtg. Trust
Series 2016-BNK1, Class AS 2.81%, 08/15/2049	83,000	74,319
Series 2016-NXS6, Class A4 2.92%, 11/15/2049	23,000	21,535
Series 2017-RC1, Class AS 3.84%, 01/15/2060	28,000	26,002
Series 2017-C39, Class B 4.03%, 09/15/2050	39,000	34,265
Series 2019-C50, Class B 4.19%, 05/15/2052	50,000	44,254
Series 2019-C49, Class B 4.55%, 03/15/2052	47,000	43,176
Wells Fargo Commercial Mtg. Trust VRS
Series 2020-C57, Class C 4.02%, 08/15/2053(7)	44,000	36,195
Series 2015-LC20, Class C 4.06%, 04/15/2050(7)	59,000	53,354
WF-RBS Commercial Mtg. Trust VRS
Series 2013-C11, Class B 3.71%, 03/15/2045(7)	36,903	32,751
Series 2012-C10, Class C 4.33%, 12/15/2045(7)	18,000	12,261
Series 2012-C9, Class D 4.72%, 11/15/2045*(7)	4,297	4,181
Series 2014-C19, Class B 4.72%, 03/15/2047(7)	99,000	97,752
Series 2011-C3, Class D 5.85%, 03/15/2044*(7)	8,560	2,354
		3,494,677
U.S. Government — 0.0%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA1, Class M1A 6.34%, (SOFR30A+1.00%), 01/25/2042*	20,654	20,587
U.S. Government Agency — 0.5%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Debt Notes FRS
Series 2021-DNA2, Class M2 7.64%, (SOFR30A+2.30%), 08/25/2033*	64,302	64,906
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-DNA6, Class M1 6.14%, (SOFR30A+0.80%), 10/25/2041*	13,046	12,998
Series 2022-DNA2, Class M1A 6.64%, (SOFR30A+1.30%), 02/25/2042*	57,168	57,168
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2021-DNA5, Class M2 6.99%, (TSFR1M+1.65%), 01/25/2034*	$ 10,608	$ 10,653
Series 2022-DNA1, Class M1B 7.19%, (SOFR30A+1.85%), 01/25/2042*	21,000	20,992
Series 2022-DNA3, Class M1A 7.34%, (SOFR30A+2.00%), 04/25/2042*	13,041	13,159
Series 2020-DNA6, Class M2 7.34%, (TSFR1M+2.00%), 12/25/2050*	69,514	70,053
Series 2022-DNA4, Class M1A 7.54%, (SOFR30A+2.20%), 05/25/2042*	36,629	37,143
Series 2022-DNA5, Class M1A 8.29%, (TSFR1M+2.95%), 06/25/2042*	93,801	96,293
Federal Home Loan Mtg. Corp., REMIC FRS
3.50%, (-3.00*SOFR30A+19.52%), 03/15/2035(10)	8,517	8,824
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2021-R01, Class 1M1 6.09%, (TSFR1M+0.75%), 10/25/2041*	670	670
Series 2021-R02, Class 2M1 6.24%, (SOFR30A+0.90%), 11/25/2041*	4,063	4,052
Series 2022-R01, Class 1M1 6.34%, (SOFR30A+1.00%), 12/25/2041*	4,747	4,735
Series 2017-C07, Class 1EB2 6.45%, (SOFR30A+1.11%), 05/25/2030	4,371	4,370
Series 2022-R03, Class 1M1 7.44%, (SOFR30A+2.10%), 03/25/2042*	31,992	32,366
Series 2020-R01, Class 1M2 7.50%, (SOFR30A+2.16%), 01/25/2040*	4,881	4,945
Series 2019-HRP1, Class M2 7.60%, (SOFR30A+2.26%), 11/25/2039*	4,576	4,616
Series 2022-R09, Class 2M1 7.84%, (SOFR30A+2.50%), 09/25/2042*	7,576	7,708
Series 2018-R07, Class 1M2 7.85%, (SOFR30A+2.51%), 04/25/2031*	1,425	1,428
Series 2022-R08, Class 1M1 7.89%, (TSFR1M+2.55%), 07/25/2042*	12,719	13,044
Series 2019-R01, Class 2M2 7.90%, (SOFR30A+2.56%), 07/25/2031*	4,426	4,444
Series 2014-C02, Class 2M2 8.05%, (SOFR30A+2.71%), 05/25/2024	9,360	9,421
Series 2022-R06, Class 1M1 8.09%, (SOFR30A+2.75%), 05/25/2042*	20,125	20,689
Series 2017-C01, Class 1M2 9.00%, (SOFR30A+3.66%), 07/25/2029	81,566	84,442
Series 2017-C02, Class 2M2C 9.10%, (SOFR30A+3.76%), 09/25/2029	16,000	16,746
Series 2016-C04, Class 1M2 9.70%, (SOFR30A+4.36%), 01/25/2029	76,479	79,946
Series 2016-C07, Class 2M2 9.80%, (SOFR30A+4.46%), 05/25/2029	57,056	60,182
Series 2016-C05, Class 2M2 9.90%, (SOFR30A+4.56%), 01/25/2029	73,140	76,603
Series 2015-C04, Class 2M2 11.00%, (SOFR30A+5.66%), 04/25/2028	2,767	2,871
Series 2015-C04, Class 1M2 11.15%, (SOFR30A+5.81%), 04/25/2028	12,636	13,450
Series 2016-C02, Class 1M2 11.45%, (SOFR30A+6.11%), 09/25/2028	27,902	29,200
Series 2016-C01, Class 1M2 12.20%, (SOFR30A+6.86%), 08/25/2028	6,849	7,316
Series 2016-C01, Class 2M2 12.40%, (SOFR30A+7.06%), 08/25/2028	11,662	12,220

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mtg. Assoc. REMIC VRS
Series 2021-189, Class IO 0.88%, 06/16/2061(7)(8)	$ 765,399	$ 49,972
		937,625
Total Collateralized Mortgage Obligations (cost $4,858,076)		4,452,889
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 6.9%
U.S. Government — 2.5%
United States Treasury Bonds
1.88%, 02/15/2051	490,000	310,710
2.75%, 08/15/2042(11)	1,790,000	1,451,788
3.00%, 02/15/2049	170,000	138,331
3.63%, 02/15/2053	390,000	360,140
United States Treasury Notes
1.13%, 02/28/2025	90,000	86,446
1.50%, 02/15/2030	260,000	226,515
1.63%, 02/15/2026 to 05/15/2031	2,010,000	1,891,078
2.75%, 08/15/2032	460,000	421,259
		4,886,267
U.S. Government Agency — 4.4%
Federal Home Loan Mtg. Corp.
5.50%, 06/01/2035	1,108	1,141
7.50%, 10/01/2029	837	852
Federal National Mtg. Assoc.
3.00%, 09/01/2046 to 10/01/2046	228,514	207,293
3.50%, 01/01/2047	19,375	18,081
4.00%, 04/01/2049	140,300	134,996
6.00%, 06/01/2036	349	359
6.50%, 06/01/2036 to 11/01/2036	26,120	27,357
7.00%, 06/01/2033 to 04/01/2035	3,192	3,293
7.50%, 04/01/2024	27	27
Government National Mtg. Assoc.
3.00%, February 30 TBA	1,000,000	905,310
3.50%, February 30 TBA	1,000,000	931,250
4.00%, February 30 TBA	1,000,000	954,690
6.50%, 08/20/2037 to 09/20/2037	6,314	6,775
Government National Mtg. Corp.
6.00%, 11/20/2053	24,935	25,641
Uniform Mtg. Backed Securities
2.00%, February 30 TBA	1,000,000	817,187
2.50%, February 30 TBA	3,000,000	2,551,875
3.00%, February 30 TBA	1,000,000	884,492
3.50%, February 30 TBA	1,000,000	917,344
		8,387,963
Total U.S. Government & Agency Obligations (cost $13,446,986)		13,274,230
MUNICIPAL SECURITIES — 0.0%
North Texas Tollway Authority Revenue Bonds
6.72%, 01/01/2049	25,000	30,846
Ohio State University Revenue Bonds
4.91%, 06/01/2040	15,000	15,019
State of California General Obligation Bonds
7.50%, 04/01/2034	30,000	36,405
Total Municipal Securities (cost $70,139)		82,270
Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 0.8%
iShares Core MSCI Emerging Markets ETF	3,571	$ 180,621
SPDR S&P 500 Trust ETF	2,418	1,149,300
SPDR S&P MidCap 400 Trust ETF	316	160,332
Total Unaffiliated Investment Companies (cost $1,462,409)		1,490,253
ESCROWS AND LITIGATION TRUSTS — 0.0%
Seventy Seven Energy, Inc. 6.63%, 11/15/2019(1)	20,000	2
Vistra Energy Corp. CVR †(12)	1,362	1,757
Total Escrows and Litigation Trusts (cost $4)		1,759
PURCHASED OPTIONS† — 0.1%
Purchased Options - Puts — 0.1%
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/21/2024; Strike Price: $4,500.00; Counterparty: Citibank, N.A.)	1,262	96,829
Over the Counter put option on the S&P 500 Index (Expiration Date: 12/20/2024; Strike Price: $4,500.00; Counterparty: Citibank, N.A.)	1,262	193,181
Total Purchased Options (cost $513,760)		290,010
WARRANTS — 0.0%
Healthcare-Products — 0.0%
UBS AG - Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Expires 02/09/2024† (cost $30,567)	650	26,633
Total Long-Term Investment Securities (cost $156,509,960)		190,455,124
SHORT-TERM INVESTMENTS — 3.1%
Commercial Paper — 0.7%
Gotham Funding Corp. 5.57%, 01/16/2024	$ 250,000	249,331
Liberty Funding LLC 5.47%, 01/19/2024	250,000	249,219
Mizuho Bank, Ltd. 5.40%, 01/16/2024	250,000	249,337
Toronto-Dominion Bank 5.40%, 02/20/2024	500,000	496,073
		1,243,960
Sovereign — 2.4%
Federal Home Loan Bank
5.20%, 01/02/2024	4,695,000	4,692,282
Total Short-Term Investments (cost $5,938,746)		5,936,242

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 2.6%
Agreement with Bank of America Securities LLC, bearing interest at 5.30% dated 12/29/2023, to be repurchased 01/02/2024 in the amount of $5,002,944 and collateralized by $5,146,000 of United States Treasury Notes, bearing interest at 3.63% due 05/31/2028 and having an approximate value of $5,107,311 (cost $5,000,000)	$5,000,000	$ 5,000,000
TOTAL INVESTMENTS (cost $167,448,706)	104.0%	201,391,366
Other assets less liabilities	(4.0)	(7,695,743)
NET ASSETS	100.0%	$193,695,623
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Putnam Asset Allocation Diversified Growth Portfolio has no right to demand registration of these securities. At December 31, 2023, the aggregate value of these securities was $8,441,260 representing 4.4% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(4)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(5)	The SA Putnam Asset Allocation Diversified Growth Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. The rates shown are the current rates as of December 31, 2023. Senior loans are generally considered to be restrictive in that the SA Putnam Asset Allocation Diversified Growth Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(6)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(7)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(8)	Interest Only
(9)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of December 31, 2023.
(10)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at December 31, 2023.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(12)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Escrows and Litigation Trusts
Vistra Energy Corp. CVR	10/06/2016	1,362	$0	$1,757	$1.29	0.0%
3 ML—3 Month USD LIBOR
6 ML—6 Month USD LIBOR
ADR—American Depositary Receipt
BTL—Bank Term Loan
CVR—Contingent Value Rights
ETF—Exchange Traded Fund
FRS—Floating Rate Security
LSE—London Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSFR6M—Term Secured Overnight Financing Rate 6 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at December 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Equity Swaps
Counterparty	Pay/ Recieve	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America, N.A.	Pay	Alinma Bank AB	1-Month SOFR + 1.000%	Monthly	06/23/2025	$101,960	$—	$413	$413
SOFR—Secured Overnight Financing Rate
Written Options on Securities
Counterparty (OTC)/Exchange-Traded	Name of Issuer	Strike price	Expiration date	Number of contracts	Notional amount	Premiums	Value	Unrealized Appreciation (Depreciation)
Puts
Citibank, N.A.	Put option on the S&P 500 Index	3,500.00	12/20/2024	(1,262)	$1,262	$92,442	$50,070	$42,372

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
17	Long	MSCI EAFE Index	March 2024	$1,889,882	$1,914,540	$ 24,658
1	Long	U.S. Treasury 10 Year Notes	March 2024	109,188	112,891	3,703
10	Long	U.S. Treasury 2 Year Notes	March 2024	2,037,875	2,059,141	21,266
12	Long	U.S. Treasury 5 Year Notes	March 2024	1,275,281	1,305,281	30,000
3	Long	U.S. Treasury Ultra Bonds	March 2024	364,797	400,781	35,984
						$115,611
						Unrealized (Depreciation)
10	Short	S&P 500 E-Mini Index	March 2024	$2,375,117	$2,410,000	$(34,883)
		Net Unrealized Appreciation (Depreciation)				$80,728
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	USD	472,578	TWD	15,032,700	02/21/2024	$ 23,505	$ —
Citibank, N.A.	DKK	632,700	USD	91,950	03/20/2024	—	(2,114)
	USD	240,843	HKD	1,881,100	02/21/2024	330	—
						330	(2,114)
Goldman Sachs International	ILS	823,000	USD	214,239	01/17/2024	—	(13,124)
	USD	858,107	CNH	6,240,500	02/21/2024	20,564	—
						20,564	(13,124)
HSBC Bank PLC	EUR	68,900	USD	74,734	03/20/2024	—	(1,562)
	USD	78,619	JPY	11,588,600	02/21/2024	4,175	—
	USD	246,193	SEK	2,570,500	03/20/2024	9,434	—
						13,609	(1,562)
JPMorgan Chase Bank, N.A.	NOK	450,600	USD	41,805	03/20/2024	—	(2,622)
	USD	81,189	GBP	64,400	03/20/2024	930	—
	USD	489,674	JPY	72,260,000	02/21/2024	26,588	—
	USD	494,128	KRW	641,501,100	02/21/2024	2,658	—
						30,176	(2,622)
Morgan Stanley & Co. International PLC	EUR	634,800	USD	695,948	03/20/2024	—	(6,994)
	JPY	74,620,000	USD	527,168	02/21/2024	—	(5,956)
	USD	540,341	GBP	428,500	03/20/2024	6,054	—
						6,054	(12,950)
State Street Bank & Trust Company	EUR	604,300	USD	655,387	03/20/2024	—	(13,781)
	USD	80,521	AUD	127,100	01/17/2024	6,131	—
	USD	467,961	CHF	404,300	03/20/2024	16,527	—
	USD	353,255	CNY	2,569,700	02/21/2024	9,891	—
	USD	98,969	SGD	134,200	02/21/2024	2,946	—
						35,495	(13,781)
Westpac Banking Corp.	USD	624,328	EUR	578,400	03/20/2024	16,160	—
Unrealized Appreciation (Depreciation)						$145,893	$(46,153)
AUD—Australian Dollar
CHF—Swiss Franc
CNH—Yuan Renminbi Offshore
CNY—Chinese Yuan
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
NOK—Norwegian Krone
SEK—Swedish Krona
SGD—Singapore Dollar

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

TWD—New Taiwan Dollar
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Pharmaceuticals	$10,621,719	$—	$854	$10,622,573
Other Industries	143,887,124	—	—	143,887,124
Convertible Preferred Stocks	21,090	—	—	21,090
Corporate Bonds & Notes	—	15,599,909	—	15,599,909
Convertible Bonds & Notes	—	20,544	—	20,544
Loans	—	450,447	—	450,447
Asset Backed Securities	—	235,393	—	235,393
Collateralized Mortgage Obligations	—	4,452,889	—	4,452,889
U.S. Government & Agency Obligations	—	13,274,230	—	13,274,230
Municipal Securities	—	82,270	—	82,270
Unaffiliated Investment Companies	1,490,253	—	—	1,490,253
Escrows and Litigation Trusts	—	1,757	2	1,759
Purchased Options	—	290,010	—	290,010
Warrants	—	26,633	—	26,633
Short-Term Investments	—	5,936,242	—	5,936,242
Repurchase Agreements	—	5,000,000	—	5,000,000
Total Investments at Value	$156,020,186	$45,370,324	$856	$201,391,366
Other Financial Instruments:†
Swaps	$—	$413	$—	$413
Futures Contracts	115,611	—	—	115,611
Forward Foreign Currency Contracts	—	145,893	—	145,893
Written Options	—	42,372	—	42,372
Total Other Financial Instruments	$115,611	$188,678	$—	$304,289
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$34,883	$—	$—	$34,883
Forward Foreign Currency Contracts	—	46,153	—	46,153
Total Other Financial Instruments	$34,883	$46,153	$—	$81,036
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.8%
Advertising — 0.2%
Trade Desk, Inc., Class A†	8,355	$ 601,226
Aerospace/Defense — 0.4%
Airbus SE	7,219	1,113,965
Apparel — 0.6%
NIKE, Inc., Class B	14,259	1,548,100
Applications Software — 0.1%
Stripe, Inc., Class B†(1)(2)	10,760	240,378
Auto Manufacturers — 3.5%
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	7,848	692,237
Ferrari NV	3,918	1,325,969
Rivian Automotive, Inc., Class A†	147,783	3,466,989
Tesla, Inc.†	14,187	3,525,186
		9,010,381
Auto Parts & Equipment — 0.2%
Aurora Innovation, Inc.†	102,511	447,973
Biotechnology — 1.5%
Argenx SE ADR†	2,971	1,130,258
Legend Biotech Corp. ADR†	11,859	713,556
Vertex Pharmaceuticals, Inc.†	4,888	1,988,878
		3,832,692
Chemicals — 0.9%
Linde PLC	5,280	2,168,549
Commercial Services — 0.6%
Cintas Corp.	1,244	749,709
TransUnion	10,781	740,763
		1,490,472
Computer Graphics — 0.1%
Canva, Inc.†(1)(2)	215	229,332
Computers — 10.5%
Accenture PLC, Class A	5,591	1,961,938
Apple, Inc.	127,991	24,642,107
		26,604,045
Diversified Financial Services — 6.1%
Charles Schwab Corp.	25,078	1,725,366
Mastercard, Inc., Class A	13,928	5,940,431
Visa, Inc., Class A	30,305	7,889,907
		15,555,704
E-Commerce/Services — 0.1%
Maplebear, Inc.†	3,338	78,343
Maplebear, Inc. Lockup Shares†(2)	11,277	264,671
		343,014
Electronics — 0.6%
Amphenol Corp., Class A	300	29,739
Sartorius AG (Preference Shares)	4,002	1,472,080
		1,501,819
Entertainment Software — 0.4%
Epic Games, Inc.†(1)(2)	1,787	968,420
Healthcare-Products — 3.5%
Avantor, Inc.†	32,184	734,761
Danaher Corp.	7,319	1,693,177
Intuitive Surgical, Inc.†	11,560	3,899,882
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Stryker Corp.	3,923	$ 1,174,782
Thermo Fisher Scientific, Inc.	2,769	1,469,757
		8,972,359
Healthcare-Services — 2.6%
UnitedHealth Group, Inc.	12,374	6,514,540
Insurance — 1.0%
Chubb, Ltd.	10,731	2,425,206
Internet — 23.6%
Alphabet, Inc., Class A†	111,274	15,543,865
Alphabet, Inc., Class C†	26,849	3,783,830
Amazon.com, Inc.†	128,860	19,578,988
Booking Holdings, Inc.†	287	1,018,052
Coupang, Inc.†	94,472	1,529,502
Meta Platforms, Inc., Class A†	26,358	9,329,678
Netflix, Inc.†	6,588	3,207,566
Pinterest, Inc., Class A†	45,609	1,689,357
Shopify, Inc., Class A†	20,596	1,604,428
Spotify Technology SA†	7,802	1,466,074
Uber Technologies, Inc.†	18,500	1,139,045
		59,890,385
Lodging — 0.6%
Las Vegas Sands Corp.	29,706	1,461,832
Miscellaneous Manufacturing — 1.1%
Teledyne Technologies, Inc.†	5,977	2,667,475
Oil & Gas Services — 0.7%
Schlumberger NV	36,251	1,886,502
Pharmaceuticals — 4.4%
Cigna Group	8,847	2,649,234
Eli Lilly & Co.	12,562	7,322,641
Zoetis, Inc.	6,561	1,294,945
		11,266,820
Retail — 2.2%
Chipotle Mexican Grill, Inc.†	775	1,772,394
Dollar General Corp.	17,959	2,441,526
Floor & Decor Holdings, Inc., Class A†	4,188	467,213
Ross Stores, Inc.	7,038	973,989
		5,655,122
Semiconductors — 9.3%
Advanced Micro Devices, Inc.†	16,521	2,435,361
ASML Holding NV	4,260	3,224,479
Intel Corp.	21,500	1,080,375
Lam Research Corp.	2,095	1,640,930
NVIDIA Corp.	30,515	15,111,638
		23,492,783
Software — 22.6%
Adobe, Inc.†	4,990	2,977,034
Atlassian Corp., Class A†	7,463	1,775,149
Ceridian HCM Holding, Inc.†	8,406	564,211
Dynatrace, Inc.†	27,099	1,482,044
Fiserv, Inc.†	20,465	2,718,571
Intuit, Inc.	6,369	3,980,816
Magic Leap, Inc., Class A†(1)(2)	2,188	8,402
Microsoft Corp.	88,929	33,440,861
MongoDB, Inc.†	1,169	477,946
Roper Technologies, Inc.	4,015	2,188,858
Salesforce, Inc.†	11,068	2,912,433

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
ServiceNow, Inc.†	5,894	$ 4,164,052
Snowflake, Inc., Class A†	3,125	621,875
		57,312,252
Telecommunications — 1.0%
T-Mobile US, Inc.	16,037	2,571,212
Transportation — 0.4%
Old Dominion Freight Line, Inc.	2,696	1,092,770
Total Common Stocks (cost $173,881,063)		250,865,328
CONVERTIBLE PREFERRED STOCKS — 0.9%
Automotive - Cars & Lt. Trucks — 0.3%
GM Cruise Holdings LLC Class F†(1)(2)	33,800	260,091
GM Cruise Holdings LLC Series G†(1)(2)	17,766	160,160
Waymo LLC Series A-2†(1)(2)	4,915	289,027
		709,278
Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	25	26,667
Canva, Inc. Series A-3†(1)(2)	5	5,333
		32,000
Computer Software — 0.1%
Formagrid, Inc. Series F†(1)(2)	2,702	129,858
E-Commerce/Services — 0.1%
Rappi, Inc., Series E†(1)(2)	9,191	336,436
Electrical Components & Equipment — 0.1%
Sila Nanotechnologies, Inc. Series F†(1)(2)	8,833	179,133
Industrial Automation/Robotics — 0.1%
Nuro, Inc., Series C†(1)(2)	47,284	193,392
Nuro, Inc., Series D†(1)(2)	10,245	41,902
		235,294
Recycling — 0.2%
Redwood Materials, Inc. Series C†(1)(2)	9,878	471,535
Software — 0.0%
Celonis Series D†(1)(2)	187	41,716
Total Convertible Preferred Stocks (cost $4,346,118)		2,135,250
ESCROWS AND LITIGATION TRUSTS — 0.2%
Ant International Co., Ltd. †(1)(2) (cost $505,523)	505,523	495,008
Total Long-Term Investment Securities (cost $178,732,704)		253,495,586
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.32%(3)	544,988	$ 544,988
T. Rowe Price Government Reserve Fund 5.42%(3)	846	846
Total Short-Term Investments (cost $545,834)		545,834
TOTAL INVESTMENTS (cost $179,278,538)	100.1%	254,041,420
Other assets less liabilities	(0.1)	(172,517)
NET ASSETS	100.0%	$253,868,903
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA T. Rowe Price Growth Stock Portfolio has no right to demand registration of these securities. At December 31, 2023, the aggregate value of these securities was $692,237 representing 0.3% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Canva, Inc.
	12/17/2021	125	$213,020
	12/22/2021	90	153,375
		215	366,395	$229,332	$1,066.66	0.1%
Epic Games, Inc.
	06/18/2020	1,331	766,240
	03/29/2021	456	403,874
		1,787	1,170,114	968,420	541.93	0.3
Magic Leap, Inc., Class A
	01/20/2016	1,263	614,197
	10/12/2017	925	450,306
		2,188	1,064,503	8,402	3.84	0.0
Maplebear, Inc. Lockup Shares
	07/02/2020	6,559	315,435
	08/07/2020	3,378	156,516
	11/18/2020	443	27,028
	02/26/2021	897	112,125
		11,277	611,104	264,671	23.47	0.1
Stripe, Inc., Class B	12/17/2019	10,760	168,824	240,378	22.34	0.1
Convertible Preferred Stocks
Canva, Inc. Series A	12/17/2021	25	42,604	26,667	1,066.66	0.0

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
Canva, Inc. Series A-3	12/17/2021	5	$8,521	$5,333	$1,066.66	0.0%
Celonis Series D	10/04/2022	187	69,150	41,716	223.08	0.0
Formagrid, Inc. Series F	12/08/2021	2,702	506,043	129,858	48.06	0.1
GM Cruise Holdings LLC Class F	05/04/2019	33,800	616,850	260,091	7.70	0.1
GM Cruise Holdings LLC Series G	01/21/2021	17,766	468,134	160,160	9.02	0.1
Nuro, Inc., Series C
	10/30/2020	31,464	410,750
	03/02/2021	15,820	206,524
		47,284	617,274	193,392	4.09	0.1
Nuro, Inc., Series D	10/29/2021	10,245	213,564	41,902	4.09	0.0
Rappi, Inc., Series E
	09/08/2020	3,782	225,960
	09/24/2020	5,409	323,166
		9,191	549,126	336,436	36.61	0.2
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
Redwood Materials, Inc. Series C	05/28/2021	9,878	$468,252	$471,535	$47.74	0.2%
Sila Nanotechnologies, Inc. Series F	01/07/2021	8,833	364,563	179,133	20.28	0.1
Waymo LLC Series A-2	05/08/2020	4,915	422,037	289,027	58.81	0.1
Escrows and Litigation Trusts
Ant International Co., Ltd.	08/14/2023	505,523	505,523	495,008	0.98	0.2
				$4,341,461		1.8%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of December 31, 2023.
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$—	$—	$240,378	$240,378
Computer Graphics	—	—	229,332	229,332
Entertainment Software	—	—	968,420	968,420
Software	57,303,850	—	8,402	57,312,252
Other Industries	192,114,946	—	—	192,114,946
Convertible Preferred Stocks	—	—	2,135,250	2,135,250
Escrows and Litigation Trusts	—	—	495,008	495,008
Short-Term Investments	545,834	—	—	545,834
Total Investments at Value	$249,964,630	$—	$4,076,790	$254,041,420
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Convertible Preferred Securities	Escrows and Litigation Trust
Balance as of March 31, 2023	$2,464,045	$3,732,941	$—
Accrued Discounts	—	—	—
Accrued Premiums	—	—	—
Realized Gain	—	—	—
Realized Loss	(675,500)	—	—
Change in unrealized appreciation(1)	787,727	78,051	—
Change in unrealized depreciation(1)	(328,282)	(1,490,352)	(10,515)
Net purchases	—	—	505,523
Net sales	(722,176)	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3(2)	(79,282)	(185,390)	—
Balance as of December 31, 2023	$1,446,532	$2,135,250	$495,008
(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at December 31, 2023 includes:
Common Stocks	Convertible Preferred Securities	Convertible Bonds & Notes
$(148,103)	$(1,305,427)	$(10,515)
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at December 31, 2023.
(2)	Private Common Stock and Convertible Preferred Securities were converted to Common Lock-up Shares following the Company's IPO listings. Securities are now valued using Level 1 inputs.

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2023— (unaudited) — (continued)

The following is quantitative information about Level 3 fair value measurements:
Description	Fair Value at December 31, 2023	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)#
Common Stocks	$229,332	Market Approach	Transaction Price*	$1,066.6611
	$240,378	Market Approach	Transaction Price*	($20.13-$21.42) $20.775^
			Gross Profit Multiple*	12.75x
	$968,420	Market Approach	Revenue Multiple*	5.78x
	$8,402	Market Approach &	Transaction Price*	$19.20
		Cost Approach	Tangible Book Value*	$0.00
Convertible Preferred Securities	$503,535	Market Approach	Transaction Price*	($47.7359-$1,066.6611)$112.4890
	$235,294	Market Approach	Transaction Price*	$20.85
			Adjustment to Last Capital Raise	80.0%
	$289,027	Market Approach	Transaction Price*	$78.2013
			Adjustment to Last Capital Raise*	-30.00%
			Sales Multiple*	3.185x
			Volatility*	80.00%
			Term (years)	5.00
			Discount for Lack of Marketability	10.00%
	$420,251	Market Approach	Employee Liquidity Transaction*	$24.2700
			Revenue Multiple*	9.50x
			Sales Multiple*	2.18x
			Volatility*	80.00%
			Term (years)	4.26
			Discount for Lack of Marketability	10.0%
	$41,716	Market Approach	Revenue Multiple*	13.3x
			Gross Profit Multiple*	16.9x
	$179,133	Market Approach	Sales Multiple*	1.4x
			Discount for Lack of Marketability	10.0%
	$129,858	Market Approach	Sales Multiple*	7.55x
			Gross Profit Multiple*	8.85x
			Discount for Lack of Marketability	10.0%
	$336,436	Market Approach	EBITDA Multiple*	18.80x
			Gross Merchandise Volume Multiple*	0.55x
			Gross Profit Multiple*	8.88x
			Discount for Lack of Marketability	10.0%
Escrow and Litagation Trusts	$495,008	Income Approach	Discount for Lack of Marketability	$0.0208
(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.
#	The average represents the arithmetic average of the inputs and is weighted by the relative fair value or notional amount.
^	The average represents the arithmetic average of the inputs and is not weighted by the relative fair value or notional amount.
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2023 — (unaudited)

Note 1 — Security Valuation
    In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
Level 1 — Unadjusted quoted prices in active markets for identical securities
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”), etc.)
Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
    Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
    The summary of each Portfolio’s assets and liabilities classified in the fair value hierarchy as of December 31, 2023, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
    As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.
    Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from an independent pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.
    Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
    Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
    Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2023 — (unaudited) — (continued)

reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in over the counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Option contracts on swaps (“swaptions”) and other option derivatives (i.e., straddle options) are valued at a mid valuation provided by an independent pricing service, and are generally categorized and Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Swap contracts traded in the OTC market are valued at a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
    Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
    The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SAAMCo as the valuation designee ("Valuation Designee") to perform the fair valuation determinations relating to any or all fund investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.
Derivative Instruments:
    Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
    Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.
    Future contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
    Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2023 — (unaudited) — (continued)

options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
    Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Swap Contracts: Certain Portfolios may enter into credit default, inflation, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolios and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).
    Credit Default Swap Agreements: Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
    Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.
    Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.
    Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
    Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2023 — (unaudited) — (continued)

payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule at the end of each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.
    Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Equity Swap Agreements: Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.
    The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.
    Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).
    A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.
    Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Inflation Swap Agreements: In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.
    Inflation swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Interest Rate Swap Agreements: Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.
    A cross-currency swap is an interest rate swap agreement where the two instruments are denominated in two different currencies. Each agreement comprises both long and short exposures based on the reference legs of the swap.
    Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.
    Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.
    Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2023 — (unaudited) — (continued)

provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when the Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.
    The following table represents the Portfolio’s objectives for using derivative instruments for the period ended December 31, 2023:
	Objectives for Using Derivatives
Fund	Futures Contracts	Foreign Forward Exchange Contracts	Options Contracts	Inflation Swap Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts	Equity Swap Contracts
SA American Century Inflation Protection	1	2	—	3	—	—	—
SA Multi-Managed Diversified Fixed Income . . .	1	2	—	—	1	3, 4	—
SA Multi-Managed Growth	1, 5	2	6	—	1	3, 4	—
SA Multi-Managed Income	1	2	6	—	1	3, 4	—
SA Multi-Managed Income/Equity	1	2	6	—	1	3, 4	—
SA Multi-Managed International Equity	5	—	—	—	—	—	—
SA Multi-Managed Large Cap Growth	5	—	6	—	—	—	—
SA Multi-Managed Large Cap Value	5	2	—	—	—	—	—
SA Multi-Managed Mid Cap Growth	5	—	—	—	—	—	—
SA Multi-Managed Mid Cap Value	5	—	—	—	—	—	—
SA Multi-Managed Moderate Growth	1, 5	2	6	—	1	3, 4	—
SA Multi-Managed Small Cap	5	—	—	—	—	—	—
SA Putnam Asset Allocation Diversified Growth . .	1, 5	2	3	—	—	—	3

(1)	To manage interest rate risk and the duration of the portfolio.
(2)	To manage foreign currency exchange rate risk.
(3)	To manage against or gain exposure to certain securities and/or sectors.
(4)	To manage credit risk.
(5)	To manage exposures in certain securities markets.
(6)	To manage foreign currency risk resulting directly or indirectly from investments in equity holdings.
Note 2 — Repurchase Agreements
    As of December 31, 2023, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	16.18%	$2,225,000
SA Multi-Managed Growth Portfolio	0.87	120,000
SA Multi-Managed Income Portfolio	1.31	180,000
SA Multi-Managed Income/Equity Portfolio	1.96	270,000
SA Multi-Managed Large Cap Value Portfolio	3.67	505,000
SA Multi-Managed Mid Cap Growth Portfolio	1.09	150,000
SA Multi-Managed Moderate Growth Portfolio	2.07	285,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    Bank of America Securities LLC, dated December 29, 2023, bearing interest at a rate of 5.29% per annum, with a principal amount of $13,750,000, a repurchase price of $13,762,084, and a maturity date of January 2, 2024. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bills	4.80%	12/26/2024	$14,710,000	$14,034,348

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2023 — (unaudited) — (continued)

    As of December 31, 2023, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	16.29%	$2,280,000
SA Multi-Managed Growth Portfolio	0.89	125,000
SA Multi-Managed Income Portfolio	1.36	190,000
SA Multi-Managed Income/Equity Portfolio	2.00	280,000
SA Multi-Managed Large Cap Value Portfolio	3.82	535,000
SA Multi-Managed Mid Cap Growth Portfolio	1.21	170,000
SA Multi-Managed Moderate Growth Portfolio	2.14	300,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    Barclays Capital, Inc., dated December 29, 2023, bearing interest at a rate of 5.32% per annum, with a principal amount of $14,000,000, a repurchase price of $14,088,276 and a maturity date of January 2, 2024. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.88%	02/15/2032	$16,462,000	$14,305,648
    As of December 31, 2023, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	16.14%	$2,260,000
SA Multi-Managed Growth Portfolio	0.86	120,000
SA Multi-Managed Income Portfolio	1.29	180,000
SA Multi-Managed Income/Equity Portfolio	1.96	275,000
SA Multi-Managed Large Cap Value Portfolio	3.68	515,000
SA Multi-Managed Mid Cap Growth Portfolio	1.11	155,000
SA Multi-Managed Moderate Growth Portfolio	2.07	290,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    BNP Paribas SA, dated December 29, 2023, bearing interest at a rate of 5.31% per annum, with a principal amount of $14,000,000, a repurchase price of $14,008,260, and a maturity date of January 2, 2024. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	4.63%	02/15/2040	$13,075,900	$14,300,171
    As of December 31, 2023, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	16.14%	$2,220,000
SA Multi-Managed Growth Portfolio	0.87	120,000
SA Multi-Managed Income Portfolio	1.31	180,000
SA Multi-Managed Income/Equity Portfolio	1.96	270,000
SA Multi-Managed Large Cap Value Portfolio	3.67	505,000
SA Multi-Managed Mid Cap Growth Portfolio	1.09	150,000
SA Multi-Managed Moderate Growth Portfolio	2.07	285,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    Deutsche Bank AG, dated December 29, 2023, bearing interest at a rate of 5.30% per annum, with a principal amount of $13,753,000, a repurchase price of $13,761,099 and a maturity date of January 2, 2024. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.50%	04/30/2028	$14,256,000	$14,112,146

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2023 — (unaudited) — (continued)

    As of December 31, 2023, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	16.14%	$2,220,000
SA Multi-Managed Growth Portfolio	0.87	120,000
SA Multi-Managed Income Portfolio	1.31	180,000
SA Multi-Managed Income/Equity Portfolio	1.96	270,000
SA Multi-Managed Large Cap Value Portfolio	3.67	505,000
SA Multi-Managed Mid Cap Growth Portfolio	1.09	150,000
SA Multi-Managed Moderate Growth Portfolio	2.07	285,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    RBS Securities, Inc., dated December 29, 2023, bearing interest at a rate of 5.30% per annum, with a principal amount of $13,753,000 a repurchase price of $13,761,099, and a maturity date of January 2, 2024. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.88%	04/30/2025	$14,070,000	$14,026,346
Note 3 — Transactions with Affiliates:
As disclosed in the Portfolio of  Investments, certain Portfolios owned shares of various portfolios of the Seasons Series Trust, SunAmerica Series Trust and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the period ended December 31, 2023, transactions in these securities were as follows:
SA Allocation Balanced Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at December 31, 2023
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	$349,906	$—	$7,172,172	$872,378	$834,564	$(44,513)	$(317,369)	$6,848,104
SA Columbia Focused Value Portfolio, Class 1	42,680	164,938	2,798,970	279,421	256,555	(1,950)	(36,766)	2,783,120
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	768,236	—	39,968,940	1,676,846	9,213,572	(1,855,247)	1,690,980	32,267,947
SA Multi-Managed International Equity Portfolio, Class 1	128,074	16,634	5,735,548	281,886	489,536	(79,461)	335,610	5,784,047
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	13,058	4,499,733	104,967	928,190	(196,753)	983,046	4,462,803
SA Multi-Managed Large Cap Value Portfolio, Class 1	100,703	627,108	4,624,242	842,695	410,487	68,773	(309,557)	4,815,666
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	803,220	22,977	82,097	(58,526)	149,929	835,503
SA Multi-Managed Mid Cap Value Portfolio, Class 1	17,058	104,967	1,585,581	158,296	332,969	(17,422)	53,902	1,447,388
SA Multi-Managed Small Cap Portfolio, Class 1	4,945	35,038	1,602,148	74,450	573,147	(190,969)	234,242	1,146,724
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	92,040	2,226,794	133,487	395,282	(253,606)	648,670	2,360,063
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	369,794	5,273,914	488,570	924,594	43,359	557,473	5,438,722
SA AB Small & Mid Cap Value Portfolio, Class 1	10,581	100,884	1,229,343	140,187	152,622	29,162	16,647	1,262,717
SA DFA Ultra Short Bond Portfolio, Class 1	32,164	—	2,832,982	100,958	250,473	5,934	58,247	2,747,648
SA Emerging Markets Equity Index Portfolio, Class 1	13,757	—	571,847	29,486	57,409	(3,313)	12,113	552,724
SA Federated Hermes Corporate Bond Portfolio, Class 1	524,081	—	5,754,941	9,749,990	826,473	(144,338)	424,940	14,959,060
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	9,258	—	3,035,501	78,873	449,342	(23,447)	330,246	2,971,831
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	34,619	89,426	2,171,555	169,544	666,580	(49,928)	61,751	1,686,342
SA Fixed Income Index Portfolio, Class 1	296,341	—	13,596,635	3,138,752	1,204,513	(81,631)	160,784	15,610,027
SA Fixed Income Intermediate Index Portfolio, Class 1	160,965	—	12,857,355	433,723	6,483,731	(659,228)	598,443	6,746,562
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	112,791	451,315	5,267,490	676,570	1,002,473	(46,094)	(121,993)	4,773,500
SA Franklin Small Company Value Portfolio, Class 1	5,362	76,494	1,094,339	109,510	102,182	(12,524)	39,154	1,128,297
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	22,017	140,129	1,511,781	199,483	133,408	22,180	18,405	1,618,441
SA International Index Portfolio, Class 1	40,898	—	741,319	963,603	85,966	8,906	131,532	1,759,394
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	1,214,716	28,721	102,622	(100,640)	157,546	1,197,721
SA Janus Focused Growth Portfolio, Class 1	—	—	2,151,734	40,210	793,671	(331,609)	696,395	1,763,059
SA JPMorgan Emerging Markets Portfolio, Class 1	32,362	—	853,128	54,519	80,983	(614)	7,718	833,768
SA JPMorgan Equity-Income Portfolio, Class 1	145,469	541,788	6,558,679	831,314	1,115,357	(45,085)	(225,210)	6,004,341
SA JPMorgan Large Cap Core Portfolio, Class 1	22,411	93,055	2,846,435	181,524	236,030	(6,007)	407,492	3,193,414
SA JPMorgan MFS Core Bond Portfolio, Class 1	974,026	—	30,737,378	5,938,543	2,724,675	(334,252)	453,282	34,070,276
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	2,297,003	55,726	196,545	(36,459)	350,091	2,469,816
SA Large Cap Growth Index Portfolio, Class 1	26,241	126,214	4,215,156	1,274,136	429,551	63,685	689,588	5,813,014
SA Large Cap Index Portfolio, Class 1	75,912	221,518	5,411,262	443,477	521,995	80,944	511,827	5,925,515
SA Large Cap Value Index Portfolio, Class 1	86,468	464,902	3,653,592	2,635,457	477,827	84,408	204,267	6,099,897

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2023 — (unaudited) — (continued)

SA Allocation Balanced Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at December 31, 2023
SA MFS Blue Chip Growth, Class 1	$20,515	$68,627	$4,703,036	$189,828	$1,308,872	$(92,553)	$979,147	$4,470,586
SA MFS Massachusetts Investors Trust Portfolio, Class 1	25,329	247,360	2,864,453	344,493	256,555	(48,245)	185,783	3,089,929
SA Mid Cap Index Portfolio, Class 1	15,154	30,887	1,384,323	77,634	212,884	21,689	71,464	1,342,226
SA Morgan Stanley International Equities Portfolio, Class 1	47,456	—	4,001,027	135,258	1,010,095	(141,103)	217,112	3,202,199
SA PIMCO RAE International Value Portfolio, Class 1	75,092	—	1,657,047	411,613	382,296	(15,649)	116,060	1,786,775
SA PineBridge High-Yield Bond Portfolio, Class 1	460,736	—	4,180,312	3,605,074	522,663	(35,553)	244,768	7,471,938
SA Putnam International Growth and Income Portfolio, Class 1	90,370	—	4,670,256	189,796	1,449,209	303,544	(4,146)	3,710,241
SA Small Cap Index Portfolio, Class 1	9,003	4,189	1,126,219	36,169	232,097	17,697	91,062	1,039,050
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	—	1,360,296	54,191	311	127,954	1,434,370
SA Wellington Government & Quality Bond Portfolio, Class 1	441,875	—	26,528,930	1,037,023	7,110,088	(1,525,999)	1,218,654	20,148,520
	$5,222,855	$4,080,365	$238,011,036	$39,597,463	$45,074,371	$(5,682,126)	$12,221,283	$239,073,285

†	Includes reinvestment of distributions paid.
SA Allocation Growth Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at December 31, 2023
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	$248,810	$—	$5,650,968	$940,073	$2,259,544	$(363,117)	$66,077	$4,034,457
SA Columbia Focused Value Portfolio, Class 1	156,332	604,156	9,724,688	1,125,686	549,261	(882)	(133,009)	10,167,222
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	448,041	—	18,583,119	1,086,684	960,680	(225,488)	285,434	18,769,069
SA Multi-Managed International Equity Portfolio, Class 1	556,877	72,325	22,702,535	2,434,030	1,212,391	(197,988)	1,362,821	25,089,007
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	41,421	14,593,598	510,220	3,701,521	(2,107,882)	4,828,219	14,122,634
SA Multi-Managed Large Cap Value Portfolio, Class 1	418,717	2,607,463	18,287,550	3,679,321	982,332	(91,158)	(919,483)	19,973,898
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	2,394,036	84,277	126,753	(98,135)	389,292	2,642,717
SA Multi-Managed Mid Cap Value Portfolio, Class 1	79,598	489,823	6,098,761	794,948	339,419	(244)	183,541	6,737,587
SA Multi-Managed Small Cap Portfolio, Class 1	18,804	133,228	5,075,855	306,538	1,232,380	(473,212)	672,939	4,349,740
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	234,919	4,974,489	403,471	353,505	(218,217)	1,204,041	6,010,279
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	1,290,086	15,989,197	1,854,757	849,527	67,741	1,936,685	18,998,853
SA AB Small & Mid Cap Value Portfolio, Class 1	30,373	289,578	3,226,810	432,318	169,003	35,568	105,561	3,631,254
SA DFA Ultra Short Bond Portfolio, Class 1	25,450	—	2,137,638	92,327	99,555	2,326	47,111	2,179,847
SA Emerging Markets Equity Index Portfolio, Class 1	98,352	—	3,874,546	239,533	209,455	(8,247)	77,676	3,974,053
SA Federated Hermes Corporate Bond Portfolio, Class 1	322,228	—	8,059,535	4,153,334	2,948,165	(719,017)	667,342	9,213,029
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	41,491	—	12,138,861	503,632	691,219	12,937	1,377,337	13,341,548
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	102,282	264,208	5,655,014	530,744	1,241,043	(172,119)	223,159	4,995,755
SA Fixed Income Index Portfolio, Class 1	192,541	—	9,487,437	2,315,609	1,493,358	(333,511)	362,907	10,339,084
SA Fixed Income Intermediate Index Portfolio, Class 1	95,352	—	6,347,908	300,206	2,948,522	(338,185)	316,696	3,678,103
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	349,741	1,399,427	15,739,847	2,240,779	2,642,476	(415,205)	(100,534)	14,822,411
SA Franklin Small Company Value Portfolio, Class 1	16,654	237,610	3,382,815	374,446	330,978	(28,875)	116,606	3,514,014
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	57,759	367,611	4,187,610	558,808	600,692	96,199	10,169	4,252,094
SA International Index Portfolio, Class 1	173,429	—	4,889,552	2,353,139	281,827	32,940	477,810	7,471,614
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	3,747,858	154,507	232,380	(120,098)	313,536	3,863,423
SA Janus Focused Growth Portfolio, Class 1	—	—	5,650,839	182,599	874,631	(226,467)	1,403,076	6,135,416
SA JPMorgan Emerging Markets Portfolio, Class 1	193,188	—	4,845,525	361,741	253,505	(63,130)	110,207	5,000,838
SA JPMorgan Equity-Income Portfolio, Class 1	401,876	1,496,760	17,833,473	2,460,478	2,948,103	(166,806)	(568,533)	16,610,509
SA JPMorgan Large Cap Core Portfolio, Class 1	90,195	374,510	10,997,366	850,972	580,949	(36,856)	1,635,319	12,865,852
SA JPMorgan MFS Core Bond Portfolio, Class 1	569,688	—	13,614,944	7,796,273	835,536	(127,855)	355,790	20,803,616
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	7,505,677	295,465	443,473	(53,561)	1,128,383	8,432,491
SA Large Cap Growth Index Portfolio, Class 1	80,097	385,250	15,285,867	1,020,166	834,454	171,053	2,119,900	17,762,532
SA Large Cap Index Portfolio, Class 1	320,460	935,135	21,761,986	2,076,023	1,240,944	325,936	2,141,252	25,064,253
SA Large Cap Value Index Portfolio, Class 1	243,441	1,308,879	9,446,649	7,736,070	796,594	151,389	659,485	17,196,999
SA MFS Blue Chip Growth, Class 1	73,230	244,972	14,410,110	789,288	2,306,867	(84,542)	3,174,237	15,982,226
SA MFS Massachusetts Investors Trust Portfolio, Class 1	44,197	431,619	4,777,482	651,393	264,068	(46,804)	281,042	5,399,045
SA Mid Cap Index Portfolio, Class 1	47,293	96,394	3,815,749	270,101	190,129	25,170	276,986	4,197,877
SA Morgan Stanley International Equities Portfolio, Class 1	214,604	—	16,189,719	735,096	2,770,324	(480,458)	831,033	14,505,066
SA PIMCO RAE International Value Portfolio, Class 1	329,025	—	6,727,251	2,219,959	1,550,631	(61,193)	505,591	7,840,977
SA PineBridge High-Yield Bond Portfolio, Class 1	251,912	—	3,735,508	426,323	261,891	(21,452)	209,645	4,088,133
SA Putnam International Growth and Income Portfolio, Class 1	347,961	—	16,774,722	864,907	4,469,801	668,945	454,564	14,293,337
SA Small Cap Index Portfolio, Class 1	27,379	12,740	3,290,284	138,441	597,878	(6,475)	341,023	3,165,395

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2023 — (unaudited) — (continued)

SA Allocation Growth Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at December 31, 2023
SA Wellington Capital Appreciation Portfolio, Class 1	$—	$—	$—	$4,983,064	$130,447	$1,590	$365,733	$5,219,940
SA Wellington Government & Quality Bond Portfolio, Class 1	263,912	—	12,539,665	692,716	1,044,218	(240,617)	175,341	12,122,887
	$6,931,289	$13,318,114	$396,153,043	$62,020,462	$48,850,429	$(5,936,002)	$29,472,007	$432,859,081

†	Includes reinvestment of distributions paid.
SA Allocation Moderate Growth Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at December 31, 2023
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	$444,822	$—	$9,093,222	$1,501,946	$2,115,189	$(310,700)	$(181,544)	$7,987,735
SA Columbia Focused Value Portfolio, Class 1	147,178	568,780	9,648,715	780,024	767,514	(2,771)	(126,063)	9,532,391
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	893,170	—	39,779,571	1,133,423	3,672,999	(725,662)	764,356	37,278,689
SA Multi-Managed International Equity Portfolio, Class 1	474,554	61,634	20,600,035	1,265,773	1,552,471	197,655	788,640	21,299,632
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	41,484	13,647,908	119,383	2,235,721	(661,462)	3,230,503	14,100,611
SA Multi-Managed Large Cap Value Portfolio, Class 1	371,964	2,316,321	17,069,564	2,797,486	1,308,262	(40,973)	(841,348)	17,676,467
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	2,505,575	16,017	191,879	(98,616)	389,307	2,620,404
SA Multi-Managed Mid Cap Value Portfolio, Class 1	59,657	367,113	4,814,416	458,801	384,793	4,122	135,755	5,028,301
SA Multi-Managed Small Cap Portfolio, Class 1	12,715	90,086	4,461,313	124,641	1,761,652	(547,616)	649,570	2,926,256
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	260,291	5,591,515	289,411	348,870	(168,915)	1,281,295	6,644,436
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	1,155,104	16,010,470	1,253,391	2,330,784	436,117	1,515,272	16,884,466
SA AB Small & Mid Cap Value Portfolio, Class 1	29,359	279,912	3,803,907	332,567	779,096	145,986	(28,433)	3,474,931
SA DFA Ultra Short Bond Portfolio, Class 1	42,097	—	3,700,692	65,294	276,231	6,780	76,911	3,573,446
SA Emerging Markets Equity Index Portfolio, Class 1	74,364	—	3,074,264	94,749	244,209	(14,973)	65,414	2,975,245
SA Federated Hermes Corporate Bond Portfolio, Class 1	622,763	—	14,460,062	4,729,067	1,560,921	(282,091)	315,862	17,661,979
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	38,047	—	11,183,289	507,937	837,288	22,282	1,270,137	12,146,357
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	101,715	262,745	5,855,031	398,151	1,370,484	(255,655)	300,794	4,927,837
SA Fixed Income Index Portfolio, Class 1	355,436	—	17,828,425	3,461,994	2,727,309	(241,422)	275,268	18,596,956
SA Fixed Income Intermediate Index Portfolio, Class 1	182,659	—	13,087,502	255,472	5,869,305	(516,801)	485,709	7,442,577
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	330,507	1,322,464	15,495,934	1,738,875	2,853,631	(523,095)	35,765	13,893,848
SA Franklin Small Company Value Portfolio, Class 1	15,191	216,736	3,291,762	252,310	445,245	(14,301)	90,622	3,175,148
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	64,229	408,789	4,377,957	497,769	296,539	50,703	68,967	4,698,857
SA International Index Portfolio, Class 1	146,192	—	4,067,788	2,076,184	336,343	52,666	387,085	6,247,380
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	3,427,462	26,208	313,983	(121,776)	280,981	3,298,892
SA Janus Focused Growth Portfolio, Class 1	—	—	5,868,405	32,033	883,757	(148,208)	1,362,870	6,231,343
SA JPMorgan Emerging Markets Portfolio, Class 1	161,747	—	4,239,393	187,955	313,983	(26,657)	65,643	4,152,351
SA JPMorgan Equity-Income Portfolio, Class 1	372,893	1,388,814	17,674,087	1,857,806	3,565,736	(77,577)	(601,581)	15,286,999
SA JPMorgan Large Cap Core Portfolio, Class 1	85,928	356,791	10,903,715	508,239	784,957	(127,976)	1,674,629	12,173,650
SA JPMorgan MFS Core Bond Portfolio, Class 1	1,098,425	—	30,598,132	10,439,528	2,497,274	(380,702)	685,313	38,844,997
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	7,086,084	49,507	595,146	(91,540)	1,060,011	7,508,916
SA Large Cap Growth Index Portfolio, Class 1	72,391	348,184	14,412,935	512,303	1,098,940	288,730	1,820,760	15,935,788
SA Large Cap Index Portfolio, Class 1	276,840	807,847	19,675,233	1,214,070	1,588,002	542,618	1,629,781	21,473,700
SA Large Cap Value Index Portfolio, Class 1	239,680	1,288,658	10,460,115	6,708,802	1,194,671	210,594	610,573	16,795,413
SA MFS Blue Chip Growth, Class 1	67,308	225,163	13,919,797	374,015	2,631,824	79,559	2,847,012	14,588,559
SA MFS Massachusetts Investors Trust Portfolio, Class 1	47,085	459,824	5,336,116	543,310	436,087	(78,977)	338,115	5,702,477
SA Mid Cap Index Portfolio, Class 1	41,920	85,442	3,535,740	149,200	261,651	48,525	218,612	3,690,426
SA Morgan Stanley International Equities Portfolio, Class 1	180,941	—	14,484,578	261,606	2,889,363	(607,884)	882,939	12,131,876
SA PIMCO RAE International Value Portfolio, Class 1	276,971	—	6,217,587	1,308,303	1,347,792	(55,481)	424,158	6,546,775
SA PineBridge High-Yield Bond Portfolio, Class 1	507,233	—	7,920,741	566,243	714,121	(816)	389,350	8,161,397
SA Putnam International Growth and Income Portfolio, Class 1	323,677	—	15,776,733	408,825	4,047,686	341,945	722,520	13,202,337
SA Small Cap Index Portfolio, Class 1	24,099	11,214	3,261,665	51,329	841,879	(34,757)	327,607	2,763,965
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	—	4,614,541	159,831	2,434	339,840	4,796,984
SA Wellington Government & Quality Bond Portfolio, Class 1	509,449	—	27,891,232	669,149	5,158,573	(1,106,029)	858,262	23,154,041
	$8,693,206	$12,323,396	$466,138,667	$54,633,637	$65,591,991	$(4,832,717)	$26,887,239	$477,234,835

†	Includes reinvestment of distributions paid.

NOTES TO PORTFOLIO OF INVESTMENTS — December 31, 2023 — (unaudited) — (continued)

SA Allocation Moderate Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at December 31, 2023
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	$282,433	$—	$5,649,873	$773,034	$492,920	$(53,694)	$(241,165)	$5,635,128
SA Columbia Focused Value Portfolio, Class 1	59,011	228,051	3,849,016	350,110	333,354	(893)	(50,946)	3,813,933
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	686,579	—	32,994,165	1,171,521	5,503,236	(1,169,030)	1,112,164	28,605,584
SA Multi-Managed International Equity Portfolio, Class 1	223,643	29,046	9,960,658	403,437	786,565	(70,768)	517,108	10,023,870
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	22,509	7,174,659	122,173	1,008,232	(311,025)	1,662,960	7,640,535
SA Multi-Managed Large Cap Value Portfolio, Class 1	195,411	1,216,876	8,917,724	1,550,992	733,378	(52,177)	(413,548)	9,269,613
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	1,146,510	21,016	111,118	(56,698)	188,830	1,188,540
SA Multi-Managed Mid Cap Value Portfolio, Class 1	25,729	158,328	2,268,097	216,796	378,162	1,650	55,518	2,163,899
SA Multi-Managed Small Cap Portfolio, Class 1	7,989	56,601	2,652,385	100,316	988,900	(354,913)	424,169	1,833,057
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	135,307	2,964,667	175,517	267,662	(141,549)	719,135	3,450,108
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	607,320	8,294,120	735,190	1,168,243	203,516	809,459	8,874,042
SA AB Small & Mid Cap Value Portfolio, Class 1	14,592	139,127	1,830,551	181,040	344,453	33,285	27,012	1,727,435
SA DFA Ultra Short Bond Portfolio, Class 1	27,782	—	2,439,619	65,980	206,805	5,101	50,218	2,354,113
SA Emerging Markets Equity Index Portfolio, Class 1	25,092	—	1,038,825	43,240	101,193	(5,346)	21,718	997,244
SA Federated Hermes Corporate Bond Portfolio, Class 1	463,648	—	8,382,730	5,526,441	898,442	(114,699)	243,106	13,139,136
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	16,272	—	4,945,000	88,616	386,000	37,483	505,171	5,190,270
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	49,691	128,360	2,968,054	219,078	801,244	(119,780)	139,474	2,405,582
SA Fixed Income Index Portfolio, Class 1	264,989	—	12,109,977	2,958,674	1,015,866	(71,059)	152,005	14,133,731
SA Fixed Income Intermediate Index Portfolio, Class 1	136,633	—	11,362,452	289,982	6,280,697	(618,948)	545,099	5,297,888
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	168,280	673,343	7,957,207	950,527	1,591,169	(225,476)	(20,020)	7,071,069
SA Franklin Small Company Value Portfolio, Class 1	8,993	128,304	1,822,315	165,832	155,938	(20,622)	67,402	1,878,989
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	29,134	185,424	1,992,697	246,082	166,677	28,419	26,242	2,126,763
SA International Index Portfolio, Class 1	65,799	—	1,973,660	992,923	359,125	23,878	179,037	2,810,373
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	1,812,641	29,422	155,565	(149,367)	235,498	1,772,629
SA Janus Focused Growth Portfolio, Class 1	—	—	3,371,789	42,032	872,236	(125,778)	769,105	3,184,912
SA JPMorgan Emerging Markets Portfolio, Class 1	63,343	—	1,658,470	89,452	141,540	(26,996)	41,804	1,621,190
SA JPMorgan Equity-Income Portfolio, Class 1	216,133	804,974	9,900,080	1,159,433	1,806,734	(47,219)	(349,179)	8,856,381
SA JPMorgan Large Cap Core Portfolio, Class 1	39,956	165,906	5,064,366	283,621	411,137	(35,164)	753,867	5,655,553
SA JPMorgan MFS Core Bond Portfolio, Class 1	827,591	—	24,306,648	6,218,184	2,117,948	(277,526)	431,374	28,560,732
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	3,659,591	63,936	334,750	(37,499)	539,082	3,890,360
SA Large Cap Growth Index Portfolio, Class 1	36,998	177,954	7,351,032	332,643	622,261	171,996	905,282	8,138,692
SA Large Cap Index Portfolio, Class 1	130,852	381,838	9,269,433	662,024	812,168	271,363	753,862	10,144,514
SA Large Cap Value Index Portfolio, Class 1	127,855	687,425	5,546,773	3,637,938	657,775	119,439	314,265	8,960,640
SA MFS Blue Chip Growth, Class 1	34,293	114,720	7,219,250	254,374	1,551,291	23,971	1,479,495	7,425,799
SA MFS Massachusetts Investors Trust Portfolio, Class 1	29,960	292,579	3,370,074	375,080	277,795	(50,908)	214,371	3,630,822
SA Mid Cap Index Portfolio, Class 1	25,860	52,709	2,168,888	110,094	166,677	33,686	131,182	2,277,173
SA Morgan Stanley International Equities Portfolio, Class 1	81,505	—	6,434,612	172,962	1,271,335	(229,391)	356,035	5,462,883
SA PIMCO RAE International Value Portfolio, Class 1	121,334	—	2,339,808	855,529	491,274	(19,604)	181,859	2,866,318
SA PineBridge High-Yield Bond Portfolio, Class 1	425,055	—	5,081,363	2,023,870	528,131	21,801	247,982	6,846,885
SA Putnam International Growth and Income Portfolio, Class 1	143,455	—	6,934,644	240,326	1,796,472	303,400	167,133	5,849,031
SA Small Cap Index Portfolio, Class 1	12,934	6,018	1,636,541	39,969	351,118	19,784	137,773	1,482,949
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	—	2,345,931	91,630	1,605	189,342	2,445,248
SA Wellington Government & Quality Bond Portfolio, Class 1	385,093	—	21,590,050	699,533	4,621,392	(1,038,456)	826,775	17,456,510
	$5,453,917	$6,392,719	$273,411,014	$36,984,870	$43,158,608	$(4,124,208)	$15,047,055	$278,160,123

†	Includes reinvestment of distributions paid.
SA Multi-Managed Large Cap Value Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2023	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at December 31, 2023
American International Group, Inc.
	$8,085	$—	$430,376	$—	$125,566	$8,771	$127,268	$440,849
ADDITIONAL INFORMATION
    Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.